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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21732

Mercer Funds

(Exact name of registrant as specified in charter)

99 High Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Caroline Hulme, Esq.

Mercer Investments, LLC

99 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code

(617) 747-9500

Date of fiscal year end: March 31, 2023

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Mercer FundsTM
Semi-Annual Report
Mercer US Large Cap Equity Fund
Mercer US Small/Mid Cap Equity Fund
Mercer Non-US Core Equity Fund
Mercer Core Fixed Income Fund
Mercer Opportunistic Fixed Income Fund
Mercer Emerging Markets Equity Fund
Mercer Global Low Volatility Equity Fund
This report has been prepared for Mercer Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Mercer Funds prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.
September 30, 2022

MERCER FUNDS

Mercer US Large Cap Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	COMMON STOCKS — 94.9%
	Basic Materials — 1.9%
34,928	Celanese Corp. Class A	3,155,396
33,510	Dow, Inc.	1,472,094
183,721	DuPont de Nemours, Inc.	9,259,538
38,307	Eastman Chemical Co.	2,721,712
58,509	Huntsman Corp.	1,435,811
31,845	International Paper Co.	1,009,487
44,456	Newmont Corp.	1,868,486
		20,922,524
	Communications — 17.4%
115,000	Airbnb, Inc. Class A*	12,079,600
75,000	Alphabet, Inc. Class A*	7,173,750
264,900	Alphabet, Inc. Class C*	25,470,135
377,335	Amazon.com, Inc.*	42,638,855
197,426	AT&T, Inc.	3,028,515
1,040	Booking Holdings, Inc.*	1,708,938
7,270	Charter Communications, Inc. Class A*	2,205,354
185,100	Cisco Systems, Inc.	7,404,000
227,694	Comcast Corp. Class A	6,678,265
22,563	Fox Corp. Class A	692,233
131,049	Liberty Global Plc Class C*	2,162,309
558,809	Lumen Technologies, Inc.	4,068,130
4,361	MercadoLibre, Inc.*	3,609,949
146,559	Meta Platforms, Inc. Class A*	19,885,125
40,600	Motorola Solutions, Inc.	9,093,182
48,882	Netflix, Inc.*	11,508,778
16,921	Spotify Technology SA*	1,460,282
48,427	T-Mobile US, Inc.*	6,497,451
40,590	Trade Desk, Inc. (The) Class A*	2,425,252
165,677	Uber Technologies, Inc.*	4,390,440
191,000	Verizon Communications, Inc.	7,252,270
122,481	Walt Disney Co. (The)*	11,553,633
		192,986,446
	Consumer, Cyclical — 10.9%
43,436	Alaska Air Group, Inc.*	1,700,519
21,871	Autoliv, Inc.	1,457,265
1,190	AutoZone, Inc.*	2,548,897
23,338	Bath & Body Works, Inc.	760,819
17,632	Best Buy Co., Inc.	1,116,811
2,426	Chipotle Mexican Grill, Inc. Class A*	3,645,696
11,954	Costco Wholesale Corp.	5,645,516
14,693	Darden Restaurants, Inc.	1,856,020
87,198	Delta Air Lines, Inc.*	2,446,776
41,145	Dollar General Corp.	9,869,040
67,200	Dollar Tree, Inc.*	9,145,920
11,722	Domino's Pizza, Inc.	3,636,164
33,523	DR Horton, Inc.	2,257,774
See accompanying Notes to the Financial Statements.	1

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
105,244	General Motors Co.	3,377,280
8,341	Home Depot, Inc. (The)	2,301,615
8,066	Lithia Motors, Inc. Class A	1,730,560
18,152	LKQ Corp.	855,867
9,516	Lowe's Cos., Inc.	1,787,200
11,208	Lululemon Athletica, Inc.*	3,133,308
53,868	LVMH Moet Hennessy Louis Vuitton SE, ADR	6,329,490
25,595	Magna International, Inc.	1,213,715
18,000	Marriott International, Inc. Class A	2,522,520
14,119	MGM Resorts International	419,617
75,466	NIKE, Inc. Class B	6,272,734
351	NVR, Inc.*	1,399,465
109,958	PulteGroup, Inc.	4,123,425
11,270	Target Corp.	1,672,355
87,618	Tesla, Inc.*	23,240,674
205,800	TJX Cos., Inc. (The)	12,784,296
10,257	Whirlpool Corp.	1,382,746
		120,634,084
	Consumer, Non-cyclical — 21.0%
123,783	Abbott Laboratories	11,977,243
288,550	Adyen NV, ADR*(a)	3,612,646
9,670	Align Technology, Inc.*	2,002,754
158,765	Altria Group, Inc.	6,410,931
18,812	Amgen, Inc.	4,240,225
111,100	Archer-Daniels-Midland Co.	8,937,995
25,799	AstraZeneca Plc, ADR	1,414,817
135,500	Baxter International, Inc.	7,298,030
4,904	Biogen, Inc.*	1,309,368
37,949	Bristol-Myers Squibb Co.	2,697,794
54,762	Cardinal Health, Inc.	3,651,530
34,200	Cigna Corp.	9,489,474
367,089	Conagra Brands, Inc.	11,978,114
139,513	CVS Health Corp.	13,305,355
22,687	Danaher Corp.	5,859,825
48,189	DENTSPLY SIRONA, Inc.	1,366,158
31,444	DexCom, Inc.*	2,532,500
24,066	Eli Lilly & Co.	7,781,741
22,462	Estee Lauder Cos., Inc. (The) Class A	4,849,546
36,179	Gartner, Inc.*	10,010,367
27,364	Global Payments, Inc.	2,956,680
75,050	GSK Plc, ADR(a)	2,208,721
287,841	Haleon Plc, ADR*(a)	1,752,952
9,713	HCA Healthcare, Inc.	1,785,152
131,256	Hologic, Inc.*	8,468,637
37,241	Horizon Therapeutics Plc*	2,304,845
33,678	Illumina, Inc.*	6,425,426
30,269	Ingredion, Inc.	2,437,260
7,732	Intuitive Surgical, Inc.*	1,449,286
2	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
17,151	Jazz Pharmaceuticals Plc*	2,286,057
68,211	Johnson & Johnson	11,142,949
74,509	Kroger Co. (The)	3,259,769
7,086	McKesson Corp.	2,408,319
26,042	Medtronic Plc	2,102,891
116,000	Merck & Co., Inc.	9,989,920
36,129	Novo Nordisk AS, ADR	3,599,532
84,686	PayPal Holdings, Inc.*	7,288,924
48,852	Pfizer, Inc.	2,137,764
43,580	Quest Diagnostics, Inc.	5,346,830
8,901	S&P Global, Inc.	2,717,920
31,176	Tyson Foods, Inc. Class A	2,055,434
31,803	UnitedHealth Group, Inc.	16,061,787
13,197	Vertex Pharmaceuticals, Inc.*	3,821,059
146,230	Viatris, Inc.	1,245,880
19,216	Zimmer Biomet Holdings, Inc.	2,009,033
38,688	Zoetis, Inc.	5,737,044
		233,726,484
	Energy — 3.9%
98,674	APA Corp.	3,373,664
113,428	BP Plc, ADR	3,238,369
37,654	Canadian Natural Resources, Ltd.	1,753,547
14,800	Chevron Corp.	2,126,316
125,704	ConocoPhillips	12,864,547
37,341	Devon Energy Corp.	2,245,314
134,937	Kinder Morgan, Inc.	2,245,352
128,387	Marathon Oil Corp.	2,898,979
80,197	Marathon Petroleum Corp.	7,965,968
55,910	Schlumberger NV	2,007,169
52,143	Shell Plc, ADR	2,594,636
		43,313,861
	Financial — 16.5%
62,482	AerCap Holdings NV*	2,644,863
27,274	Ally Financial, Inc.	759,035
237,261	American International Group, Inc.	11,265,152
18,145	American Tower Corp. REIT	3,895,732
25,622	Ameriprise Financial, Inc.	6,455,463
56,748	Annaly Capital Management, Inc. REIT	973,796
138,056	Bank of America Corp.	4,169,291
43,022	Bank of New York Mellon Corp. (The)	1,657,207
14,091	Berkshire Hathaway, Inc. Class B*	3,762,579
12,993	Boston Properties, Inc. REIT	974,085
11,985	Capital One Financial Corp.	1,104,657
42,194	Charles Schwab Corp. (The)	3,032,483
315,998	Citigroup, Inc.	13,167,637
31,766	Comerica, Inc.	2,258,563
116,057	Discover Financial Services	10,551,902
See accompanying Notes to the Financial Statements.	3

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
42,766	Equitable Holdings, Inc.	1,126,884
118,000	Equity Residential REIT	7,931,960
163,425	Host Hotels & Resorts, Inc. REIT	2,595,189
19,450	Howard Hughes Corp. (The)*	1,077,336
41,980	JPMorgan Chase & Co.	4,386,910
239,102	KeyCorp.	3,830,414
30,279	KKR & Co., Inc.	1,301,997
68,340	Loews Corp.	3,406,066
57,567	Mastercard, Inc. Class A	16,368,601
156,783	MetLife, Inc.	9,529,271
224,664	New York Community Bancorp, Inc.(a)	1,916,384
39,160	Popular, Inc.	2,821,870
21,466	Prudential Financial, Inc.	1,841,353
51,444	Regency Centers Corp. REIT	2,770,259
20,795	Reinsurance Group of America, Inc.	2,616,219
26,136	Simon Property Group, Inc. REIT	2,345,706
111,648	Synchrony Financial	3,147,357
174,900	Truist Financial Corp.	7,615,146
182,500	US Bancorp	7,358,400
98,293	Visa, Inc. Class A	17,461,751
150,515	Wells Fargo & Co.	6,053,713
197,407	Weyerhaeuser Co. REIT	5,637,944
14,674	Willis Towers Watson Plc	2,948,594
		182,761,769
	Industrial — 5.7%
401,031	Amcor Plc	4,303,063
40,583	Builders FirstSource, Inc.*	2,391,150
36,976	Crown Holdings, Inc.	2,996,165
64,997	Dover Corp.	7,577,350
20,124	FedEx Corp.	2,987,810
46,799	Honeywell International, Inc.	7,814,029
20,918	Johnson Controls International Plc	1,029,584
4,136	L3Harris Technologies, Inc.	859,585
52,701	Masco Corp.	2,460,610
32,550	Northrop Grumman Corp.	15,308,916
110,389	Raytheon Technologies Corp.	9,036,443
21,435	Union Pacific Corp.	4,175,967
117,505	Vontier Corp.	1,963,509
		62,904,181
	Technology — 16.3%
33,235	Accenture Plc Class A	8,551,365
52,983	Adobe, Inc.*	14,580,922
123,912	Apple, Inc.	17,124,638
3,478	ASML Holding NV, ADR NYRS	1,444,587
20,848	Atlassian Corp. Plc Class A*	4,390,380
50,072	Autodesk, Inc.*	9,353,450
24,896	Broadcom, Inc.	11,054,073
4	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Technology — continued
124,255	Cognizant Technology Solutions Corp. Class A	7,137,207
24,351	Crowdstrike Holdings, Inc. Class A*	4,013,288
60,276	DocuSign, Inc. Class A*	3,222,958
8,895	Fair Isaac Corp.*	3,664,829
89,252	Fidelity National Information Services, Inc.	6,744,774
157,043	HP, Inc.	3,913,511
33,436	Intel Corp.	861,646
4,809	KLA Corp.	1,455,348
28,779	Micron Technology, Inc.	1,441,828
118,871	Microsoft Corp.	27,685,056
55,007	NVIDIA Corp.	6,677,300
4,933	NXP Semiconductors NV	727,667
195,307	Oracle Corp.	11,927,398
117,870	salesforce, Inc.*	16,954,421
3,533	Seagate Technology Holdings Plc	188,062
29,498	ServiceNow, Inc.*	11,138,740
12,181	Snowflake, Inc. Class A*	2,070,283
43,826	Teradyne, Inc.	3,293,524
7,450	Zebra Technologies Corp. Class A*	1,951,974
		181,569,229
	Utilities — 1.3%
193,646	Edison International	10,956,491
63,151	FirstEnergy Corp.	2,336,587
49,704	UGI Corp.	1,606,930
		14,900,008
	TOTAL COMMON STOCKS (COST $1,089,926,213)	1,053,718,586

Par Value ($)	Description	Value ($)
	Short-Term Investment — 0.3%
	Mutual Fund - Securities Lending Collateral — 0.3%
3,901,467	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.94%(b)(c)	3,901,467
	TOTAL SHORT-TERM INVESTMENT (COST $3,901,467)	3,901,467
	TOTAL INVESTMENTS — 95.2% (Cost $1,093,827,680)	1,057,620,053
	Other Assets and Liabilities (net) — 4.8%	53,153,036
	NET ASSETS — 100.0%	$1,110,773,089

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	The rate disclosed is the 7-day net yield as of September 30, 2022.
(c)	Represents an investment of securities lending cash collateral.
See accompanying Notes to the Financial Statements.	5

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
162	S&P 500 E-mini Index	Dec 2022	$29,172,150	$(3,153,919)
8	S&P Mid 400 E-mini Index	Dec 2022	1,766,560	(204,437)
				$(3,358,356)

Abbreviations
ADR	—	American Depository Receipt
NYRS	—	New York Registry Shares
REIT	—	Real Estate Investment Trust
6	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.9
Futures Contracts	(0.3)
Short-Term Investment	0.3
Other Assets and Liabilities (net)	5.1
100.0%
See accompanying Notes to the Financial Statements.	7

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	COMMON STOCKS — 97.0%
	Basic Materials — 2.6%
148,548	Axalta Coating Systems, Ltd.*	3,128,421
19,400	Cabot Corp.	1,239,466
70,200	Chemours Co. (The)	1,730,430
17,400	Eastman Chemical Co.	1,236,270
333,961	Element Solutions, Inc.	5,433,546
42,132	FMC Corp.	4,453,352
80,900	Huntsman Corp.	1,985,286
48,300	Koppers Holdings, Inc.	1,003,674
46,900	Mativ Holdings, Inc.	1,035,552
48,900	Mosaic Co. (The)	2,363,337
23,169	Quaker Chemical Corp.(a)	3,345,140
17,400	Reliance Steel & Aluminum Co.	3,034,734
54,211	RPM International, Inc.	4,516,318
45,400	Steel Dynamics, Inc.	3,221,130
18,800	Trinseo Plc	344,416
81,300	Tronox Holdings Plc	995,925
		39,066,997
	Communications — 2.2%
47,900	AMC Networks, Inc. Class A*	972,370
108,300	Audacy, Inc. Class A*	41,815
111,900	Cars.com, Inc.*	1,286,850
94,710	Ciena Corp.*	3,829,125
16,581	Cogent Communications Holdings, Inc.	864,865
101,067	ePlus, Inc.*	4,198,323
24,660	F5, Inc.*	3,569,042
61,700	Gray Television, Inc.	883,544
1	Liberty Broadband Corp. Class C*	74
159,828	Liberty Latin America, Ltd. Class A*	989,335
73,256	Liberty Latin America, Ltd. Class C*	450,525
165,800	Lumen Technologies, Inc.	1,207,024
14,200	Nexstar Media Group, Inc. Class A	2,369,270
23,340	Nice, Ltd., ADR*(a)	4,393,522
50,100	Okta, Inc.*	2,849,187
9,700	Preformed Line Products Co.	690,155
56,276	Q2 Holdings, Inc.*	1,812,087
114,131	Yelp, Inc. Class A*	3,870,182
		34,277,295
	Consumer, Cyclical — 16.0%
46,055	Advance Auto Parts, Inc.	7,200,239
34,300	Alaska Air Group, Inc.*	1,342,845
62,800	Allison Transmission Holdings, Inc.	2,120,128
133,400	American Axle & Manufacturing Holdings, Inc.*	911,122
11,174	Asbury Automotive Group, Inc.*	1,688,391
310,454	BJ's Wholesale Club Holdings, Inc.*	22,604,156
44,400	Bloomin' Brands, Inc.	813,852
58,700	BorgWarner, Inc.	1,843,180
8	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
47,545	BRP, Inc.(a)	2,926,870
23,500	Brunswick Corp.	1,538,075
24,736	Burlington Stores, Inc.*	2,767,711
64,484	Carter's, Inc.(a)	4,225,637
20,043	Casey's General Stores, Inc.	4,059,108
22,125	Cavco Industries, Inc.*	4,552,440
160,950	Cheesecake Factory, Inc. (The)(a)	4,712,616
20,608	Churchill Downs, Inc.	3,794,963
36,888	Columbia Sportswear Co.	2,482,562
22,300	Crocs, Inc.*	1,531,118
29,196	Deckers Outdoor Corp.*	9,126,962
32,000	Dick's Sporting Goods, Inc.(a)	3,348,480
48,312	Dorman Products, Inc.*	3,967,381
55,800	Ethan Allen Interiors, Inc.	1,179,612
94,865	Five Below, Inc.*	13,060,065
49,900	Foot Locker, Inc.	1,553,387
23,500	Genesco, Inc.*	924,020
54,831	Gentherm, Inc.*	2,726,746
33,600	GMS, Inc.*	1,344,336
102,000	Goodyear Tire & Rubber Co. (The)*	1,029,180
11,500	Group 1 Automotive, Inc.	1,643,005
45,000	Harley-Davidson, Inc.	1,569,600
47,600	Haverty Furniture Cos., Inc.	1,185,240
33,000	Hibbett, Inc.	1,643,730
88,039	IAA, Inc.*	2,804,042
16,100	Johnson Outdoors, Inc. Class A	826,091
47,700	Kohl's Corp.	1,199,655
61,300	La-Z-Boy, Inc.	1,383,541
10,200	Lear Corp.	1,220,838
138,359	Leslie's, Inc.*(a)	2,035,261
21,724	Lithia Motors, Inc. Class A	4,660,884
189,090	LKQ Corp.	8,915,593
65,900	Macy's, Inc.	1,032,653
28,200	MDC Holdings, Inc.	773,244
34,300	Methode Electronics, Inc.	1,274,245
40,100	Movado Group, Inc.	1,130,018
20,400	MSC Industrial Direct Co., Inc. Class A	1,485,324
14,529	Murphy USA, Inc.	3,994,167
147,931	National Vision Holdings, Inc.*	4,829,947
70,840	Nordstrom, Inc.(a)	1,185,153
21,000	Nu Skin Enterprises, Inc. Class A	700,770
39,500	ODP Corp. (The)*	1,388,425
53,113	Planet Fitness, Inc. Class A*	3,062,496
86,768	Polaris, Inc.	8,299,359
9,965	Pool Corp.	3,170,963
43,500	PulteGroup, Inc.	1,631,250
19,600	PVH Corp.	878,080
109,000	Qurate Retail, Inc. Series A	219,090
144,511	Red Rock Resorts, Inc. Class A	4,950,947
See accompanying Notes to the Financial Statements.	9

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
89,800	REV Group, Inc.	990,494
91,100	Sally Beauty Holdings, Inc.*	1,147,860
36,400	ScanSource, Inc.*	961,324
27,514	SiteOne Landscape Supply, Inc.*	2,865,308
92,648	Skechers USA, Inc. Class A*	2,938,795
34,300	SkyWest, Inc.*	557,718
29,998	Sleep Number Corp.*	1,014,232
30,500	Sonic Automotive, Inc. Class A	1,320,650
145,230	Tapestry, Inc.	4,128,889
119,776	Texas Roadhouse, Inc. Class A	10,451,654
15,000	Thor Industries, Inc.	1,049,700
47,400	Toll Brothers, Inc.	1,990,800
105,600	Tri Pointe Homes, Inc.*	1,595,616
42,509	UniFirst Corp.	7,151,289
139,817	Univar Solutions, Inc.*	3,179,439
14,940	Vail Resorts, Inc.	3,221,662
11,600	Veritiv Corp.*	1,134,132
32,178	Visteon Corp.*	3,412,799
44,630	WESCO International, Inc.*	5,327,929
21,200	Whirlpool Corp.	2,857,972
11,300	Williams-Sonoma, Inc.	1,331,705
23,200	Winnebago Industries, Inc.	1,234,472
126,401	World Fuel Services Corp.	2,962,839
		241,296,071
	Consumer, Non-cyclical — 24.8%
150,081	Acadia Healthcare Co., Inc.*	11,733,333
157,500	ACCO Brands Corp.	771,750
479,830	Alight, Inc. Class A*(a)	3,517,154
196,433	AngioDynamics, Inc.*	4,019,019
6,507	Argenx SE, ADR*	2,297,296
57,808	Ascendis Pharma AS, ADR*	5,969,254
181,430	Avantor, Inc.*	3,556,028
71,334	Axonics, Inc.*	5,024,767
37,442	Azenta, Inc.	1,604,764
123,021	Bausch + Lomb Corp.*	1,887,142
19,511	Bio-Rad Laboratories, Inc. Class A*	8,138,819
43,101	Blueprint Medicines Corp.*	2,839,925
108,851	Booz Allen Hamilton Holding Corp. Class A	10,052,390
30,357	Bright Horizons Family Solutions, Inc.*	1,750,081
27,900	Bunge, Ltd.	2,303,703
144,538	Catalent, Inc.*	10,458,770
225,028	Catalyst Pharmaceuticals, Inc.*	2,887,109
54,200	Conagra Brands, Inc.	1,768,546
39,603	CONMED Corp.	3,174,972
510,063	CoreCivic, Inc.*	4,508,957
5,490	CRA International, Inc.	487,183
29,400	DaVita, Inc.*	2,433,438
43,400	Deluxe Corp.	722,610
10	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
77,432	Driven Brands Holdings, Inc.*	2,166,547
353,774	Dun & Bradstreet Holdings, Inc.	4,383,260
22,100	Emergent BioSolutions, Inc.*	463,879
94,520	Envista Holdings Corp.*	3,101,201
82,898	EVERTEC, Inc.	2,598,852
87,600	Exelixis, Inc.*	1,373,568
73,690	Fate Therapeutics, Inc.*(a)	1,651,393
29,828	FTI Consulting, Inc.*	4,942,798
39,310	Gartner, Inc.*	10,876,684
86,200	GEO Group, Inc. (The) REIT*(a)	663,740
131,000	Globus Medical, Inc. Class A*	7,803,670
26,224	Grand Canyon Education, Inc.*	2,156,924
52,540	Guardant Health, Inc.*	2,828,228
72,732	H&R Block, Inc.	3,094,019
166,763	Halozyme Therapeutics, Inc.*	6,593,809
12,146	Helen of Troy, Ltd.*	1,171,360
49,320	Hologic, Inc.*	3,182,126
79,782	Horizon Therapeutics Plc*	4,937,708
89,584	Hostess Brands, Inc. Class A*	2,081,932
36,610	ICON Plc, ADR*	6,728,186
15,496	ICU Medical, Inc.*	2,333,698
21,930	Incyte Corp.*	1,461,415
60,933	Ingles Markets, Inc. Class A	4,826,503
39,200	Ingredion, Inc.	3,156,384
132,416	Innoviva, Inc.*	1,537,350
15,370	Inspire Medical Systems, Inc.*	2,726,177
25,937	Insulet Corp.*	5,949,948
50,673	Integer Holdings Corp.*	3,153,381
70,529	Intra-Cellular Therapies, Inc.*	3,281,714
247,100	Ironwood Pharmaceuticals, Inc. Class A*	2,559,956
56,095	Jazz Pharmaceuticals Plc*	7,476,903
12,100	JM Smucker Co. (The)	1,662,661
120,601	Krispy Kreme, Inc.(a)	1,390,529
28,309	Lancaster Colony Corp.	4,254,276
53,360	Lantheus Holdings, Inc.*	3,752,809
38,058	LivaNova Plc*	1,932,205
27,500	ManpowerGroup, Inc.	1,778,975
15,857	Molina Healthcare, Inc.*	5,230,273
172,213	Molson Coors Beverage Co. Class B	8,264,502
20,626	Morningstar, Inc.	4,379,312
92,223	Neurocrine Biosciences, Inc.*	9,795,005
68,411	Pacira BioSciences, Inc.*	3,638,781
86,393	Patterson Cos., Inc.	2,075,160
419,800	Paya Holdings, Inc.*	2,564,978
76,324	Paylocity Holding Corp.*	18,438,352
160,579	Pediatrix Medical Group, Inc.*	2,651,159
67,600	Perdoceo Education Corp.*	696,280
166,717	Performance Food Group Co.*	7,160,495
38,300	Pilgrim's Pride Corp.*	881,666
See accompanying Notes to the Financial Statements.	11

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
228,564	Premier, Inc. Class A	7,757,462
31,500	Prestige Consumer Healthcare, Inc.*	1,569,645
94,917	PTC Therapeutics, Inc.*	4,764,833
60,900	Quanex Building Products Corp.	1,105,944
13,900	Quest Diagnostics, Inc.	1,705,391
216,990	R1 RCM, Inc.*	4,020,825
39,700	Rent-A-Center, Inc.	695,147
15,370	Repligen Corp.*	2,875,881
70,900	Ritchie Bros Auctioneers, Inc.	4,429,832
148,371	Rocket Pharmaceuticals, Inc.*	2,368,001
29,100	Sarepta Therapeutics, Inc.*	3,216,714
88,200	Select Medical Holdings Corp.	1,949,220
136,135	Simply Good Foods Co. (The)*	4,354,959
41,700	SpartanNash Co.	1,210,134
74,000	Sprouts Farmers Market, Inc.*	2,053,500
12,473	STERIS Plc	2,074,010
70,985	Syneos Health, Inc.*	3,346,943
65,720	TransUnion	3,909,683
53,100	Triton International, Ltd.	2,906,163
40,462	United Therapeutics Corp.*	8,471,934
13,700	Universal Corp.	630,748
19,400	Universal Health Services, Inc. Class B	1,710,692
83,916	Vericel Corp.*	1,946,851
31,961	Viad Corp.*	1,009,328
122,700	Viatris, Inc.	1,045,404
18,900	Weis Markets, Inc.	1,346,436
35,885	WEX, Inc.*	4,555,242
265,376	WillScot Mobile Mini Holdings Corp.*	10,702,614
100,521	Xencor, Inc.*	2,611,536
		374,062,813
	Energy — 4.3%
98,000	APA Corp.	3,350,620
282,313	ChampionX Corp.	5,524,865
17,168	Chesapeake Energy Corp.(a)	1,617,397
43,200	Continental Resources, Inc.	2,886,192
110,024	Diamondback Energy, Inc.	13,253,491
158,553	HF Sinclair Corp.	8,536,494
341,472	Magnolia Oil & Gas Corp. Class A	6,764,560
162,000	Marathon Oil Corp.	3,657,960
39,557	Matador Resources Co.	1,935,129
70,700	National Energy Services Reunited Corp.*	419,958
139,586	Ovintiv, Inc.	6,420,956
47,300	PDC Energy, Inc.	2,733,467
439,372	Permian Resources Corp. Class A*	2,987,730
179,847	ProPetro Holding Corp.*	1,447,768
81,265	SM Energy Co.	3,056,377
		64,592,964
12	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Financial — 17.8%
65,229	Agree Realty Corp. REIT	4,408,176
61,500	Ally Financial, Inc.	1,711,545
158,545	American Equity Investment Life Holding Co.	5,912,143
68,668	American Financial Group, Inc.	8,441,357
44,750	Annaly Capital Management, Inc. REIT	767,910
128,400	Apple Hospitality REIT, Inc. REIT	1,805,304
107,300	Ares Capital Corp.	1,811,224
61,530	Ares Management Corp. Class A	3,811,784
45,514	Artisan Partners Asset Management, Inc. Class A	1,225,692
155,400	Associated Banc-Corp.	3,120,432
120,694	Atlantic Union Bankshares Corp.	3,666,684
94,882	Axis Capital Holdings, Ltd.	4,663,450
82,586	Axos Financial, Inc.*	2,826,919
68,600	Banco Latinoamericano de Comercio Exterior SA	895,916
35,400	Bank of NT Butterfield & Son, Ltd. (The)	1,149,084
257,200	Braemar Hotels & Resorts, Inc. REIT	1,105,960
177,700	Brandywine Realty Trust REIT	1,199,475
80,900	Brixmor Property Group, Inc. REIT	1,494,223
6,897	C&F Financial Corp.	368,990
303,768	Cannae Holdings, Inc.*	6,275,847
65,200	Cathay General Bancorp	2,507,592
99,300	Chimera Investment Corp. REIT(a)	518,346
61,400	Citizens Financial Group, Inc.	2,109,704
154,000	City Office REIT, Inc. REIT	1,535,380
64,267	CNA Financial Corp.	2,371,452
157,800	CNO Financial Group, Inc.	2,835,666
51,500	Comerica, Inc.	3,661,650
26,660	Cullen/Frost Bankers, Inc.	3,524,985
205,659	Easterly Government Properties, Inc. REIT Class A	3,243,242
18,023	EastGroup Properties, Inc. REIT	2,601,440
77,200	Equitable Holdings, Inc.	2,034,220
30,300	Essent Group, Ltd.	1,056,561
9,800	Federal Agricultural Mortgage Corp. Class C	971,572
117,391	Fidelity National Financial, Inc.	4,249,554
48,200	Fifth Third Bancorp	1,540,472
35,500	Financial Institutions, Inc.	854,485
33,000	First American Financial Corp.	1,521,300
67,453	First Busey Corp.	1,482,617
14,900	First Horizon Corp.	341,210
46,200	Flagstar Bancorp, Inc.	1,543,080
105,300	FNB Corp.	1,221,480
209,166	Franklin Street Properties Corp. REIT	550,107
150,834	FS KKR Capital Corp.(a)	2,556,636
28,400	Gaming and Leisure Properties, Inc. REIT	1,256,416
912,540	Genworth Financial, Inc. Class A*	3,193,890
132,994	Glacier Bancorp, Inc.	6,533,995
99,100	Global Net Lease, Inc. REIT	1,055,415
46,960	Hamilton Lane, Inc. Class A	2,799,286
47,200	Hancock Whitney Corp.	2,162,232
See accompanying Notes to the Financial Statements.	13

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
66,600	Hanmi Financial Corp.	1,577,088
32,800	Heritage Insurance Holdings, Inc.	74,128
138,200	Hope Bancorp, Inc.	1,746,848
86,500	Horizon Bancorp, Inc.	1,553,540
134,052	Hudson Pacific Properties, Inc. REIT	1,467,869
179,187	Independence Realty Trust, Inc. REIT	2,997,799
69,000	Independent Bank Corp.	1,317,900
64,000	Industrial Logistics Properties Trust REIT	352,000
28,500	Iron Mountain, Inc. REIT	1,253,145
87,500	Jefferies Financial Group, Inc.	2,581,250
189,300	KeyCorp.	3,032,586
40,972	Kinsale Capital Group, Inc.	10,465,068
52,020	Kite Realty Group Trust REIT	895,784
37,700	Lincoln National Corp.	1,655,407
27,063	LPL Financial Holdings, Inc.	5,912,724
121,600	Medical Properties Trust, Inc. REIT	1,442,176
90,400	MFA Financial, Inc. REIT	703,312
176,200	MGIC Investment Corp.	2,258,884
98,074	National Health Investors, Inc. REIT	5,544,123
55,504	National Storage Affiliates Trust REIT	2,307,856
139,500	Navient Corp.	2,049,255
221,300	Necessity Retail REIT, Inc. (The) REIT	1,301,244
154,400	New Mountain Finance Corp.	1,780,232
238,634	Newmark Group, Inc. Class A	1,923,390
58,252	NMI Holdings, Inc. Class A*	1,186,593
224,825	Oaktree Specialty Lending Corp.	1,348,950
55,083	Office Properties Income Trust REIT	773,916
73,500	OFG Bancorp	1,847,055
46,100	Omega Healthcare Investors, Inc. REIT	1,359,489
37,400	OneMain Holdings, Inc.	1,104,048
87,733	Pacific Premier Bancorp, Inc.	2,716,214
29,011	Palomar Holdings, Inc.*	2,428,801
219,999	Physicians Realty Trust REIT	3,308,785
122,100	Piedmont Office Realty Trust, Inc. REIT Class A	1,289,376
80,916	Pinnacle Financial Partners, Inc.	6,562,288
38,358	Piper Sandler Cos.	4,017,617
25,500	Popular, Inc.	1,837,530
66,500	Radian Group, Inc.	1,282,785
156,700	Redwood Trust, Inc. REIT	899,458
125,700	Regions Financial Corp.	2,522,799
12,100	Reinsurance Group of America, Inc.	1,522,301
117,600	Sabra Health Care REIT, Inc. REIT	1,542,912
33,500	Sandy Spring Bancorp, Inc.	1,181,210
59,600	Service Properties Trust REIT	309,324
30,566	Signature Bank	4,615,466
77,832	StepStone Group, Inc. Class A	1,907,662
309,229	Summit Hotel Properties, Inc. REIT	2,078,019
71,668	Sun Communities, Inc. REIT	9,698,830
147,000	Tanger Factory Outlet Centers, Inc. REIT	2,010,960
14	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
35,400	Umpqua Holdings Corp.	604,986
172,600	Uniti Group, Inc. REIT	1,199,570
72,400	Universal Insurance Holdings, Inc.	713,140
77,500	Unum Group	3,007,000
45,100	Victory Capital Holdings, Inc. Class A	1,051,281
131,819	Voya Financial, Inc.	7,975,050
91,726	Western Alliance Bancorp	6,030,067
73,600	Western Union Co. (The)	993,600
6,985	White Mountains Insurance Group, Ltd.	9,101,595
77,100	Zions Bancorp NA	3,921,306
		268,639,691
	Industrial — 18.5%
16,000	Acuity Brands, Inc.	2,519,520
104,933	Advanced Drainage Systems, Inc.	13,050,517
45,244	Advanced Energy Industries, Inc.	3,502,338
46,400	AGCO Corp.	4,462,288
403,305	Air Transport Services Group, Inc.*	9,715,617
42,100	Apogee Enterprises, Inc.	1,609,062
24,336	AptarGroup, Inc.	2,312,650
18,100	ArcBest Corp.	1,316,413
106,868	Argan, Inc.	3,437,944
72,678	Armstrong World Industries, Inc.	5,758,278
26,450	Arrow Electronics, Inc.*	2,438,426
163,682	Atkore, Inc.*	12,736,096
7,220	Atlas Air Worldwide Holdings, Inc.*	690,015
36,785	Axon Enterprise, Inc.*	4,257,864
44,700	Berry Global Group, Inc.*	2,079,891
21,600	Boise Cascade Co.	1,284,336
15,577	Chart Industries, Inc.*	2,871,620
117,465	Cognex Corp.	4,868,924
37,440	Coherent Corp.*	1,304,784
94,082	Columbus McKinnon Corp.	2,461,185
119,893	Comfort Systems USA, Inc.	11,669,186
20,200	Crane Holdings Co.	1,768,308
13,851	Curtiss-Wright Corp.	1,927,505
41,757	Eagle Materials, Inc.	4,475,515
47,900	Encore Wire Corp.	5,534,366
44,800	Energizer Holdings, Inc.	1,126,272
14,745	Enovis Corp.*	679,302
31,034	Esab Corp.	1,035,294
42,526	Exponent, Inc.	3,728,254
117,094	Federal Signal Corp.	4,369,948
134,600	Flex, Ltd.*	2,242,436
445,342	Gates Industrial Corp. Plc*	4,346,538
77,364	Gibraltar Industries, Inc.*	3,166,509
51,100	Greif, Inc. Class A	3,044,027
42,594	HEICO Corp.	6,132,684
155,846	Hexcel Corp.	8,060,355
See accompanying Notes to the Financial Statements.	15

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Industrial — continued
31,100	Hillenbrand, Inc.	1,141,992
7,900	Huntington Ingalls Industries, Inc.	1,749,850
25,430	IDEX Corp.	5,082,186
185,428	Ingersoll Rand, Inc.	8,021,615
65,700	Jabil, Inc.	3,791,547
27,352	John Bean Technologies Corp.	2,352,272
52,783	Lincoln Electric Holdings, Inc.	6,635,879
22,100	Louisiana-Pacific Corp.	1,131,299
9,700	Matthews International Corp. Class A	217,377
145,821	MDU Resources Group, Inc.	3,988,204
18,220	Middleby Corp. (The)*	2,335,257
72,305	Modine Manufacturing Co.*	935,627
14,100	Mohawk Industries, Inc.*	1,285,779
31,900	Moog, Inc. Class A	2,244,165
28,869	Nordson Corp.	6,128,023
107,400	O-I Glass, Inc.*	1,390,830
12,900	Oshkosh Corp.	906,741
38,200	Owens Corning	3,002,902
10,100	Packaging Corp. of America	1,134,129
66,000	Primoris Services Corp.	1,072,500
126,733	Ranpak Holdings Corp. Class A*	433,427
49,353	RBC Bearings, Inc.*	10,256,047
19,400	Ryder System, Inc.	1,464,506
26,960	Saia, Inc.*	5,122,400
38,000	Sanmina Corp.*	1,751,040
107,470	Schneider National, Inc. Class B	2,181,641
103,510	Sensata Technologies Holding Plc	3,858,853
73,400	Silgan Holdings, Inc.	3,085,736
12,200	Snap-on, Inc.	2,456,470
85,360	TD SYNNEX Corp.	6,930,378
12,765	Teledyne Technologies, Inc.*	4,307,805
30,838	Tetra Tech, Inc.	3,963,608
14,600	Timken Co. (The)	861,984
63,836	Toro Co. (The)	5,520,537
55,578	TriMas Corp.	1,393,341
60,298	Trimble, Inc.*	3,272,373
107,400	TTM Technologies, Inc.*	1,415,532
81,767	Universal Logistics Holdings, Inc.	2,593,649
15,839	Valmont Industries, Inc.	4,254,672
120,700	Vishay Intertechnology, Inc.	2,147,253
175,968	Vontier Corp.	2,940,425
36,000	Vulcan Materials Co.	5,677,560
58,900	Westrock Co.	1,819,421
84,933	Zurn Elkay Water Solutions Corp.	2,080,859
		280,321,958
	Technology — 9.4%
203,390	ACI Worldwide, Inc.*	4,250,851
46,600	Alpha & Omega Semiconductor, Ltd.*	1,433,416
16	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Technology — continued
23,600	Amdocs, Ltd.	1,875,020
136,400	Amkor Technology, Inc.	2,325,620
83,298	Avid Technology, Inc.*(a)	1,937,512
22,370	Bill.com Holdings, Inc.*	2,961,117
159,841	Box, Inc. Class A*	3,898,522
24,243	Broadridge Financial Solutions, Inc.	3,498,750
16,455	Concentrix Corp.	1,836,872
36,900	CSG Systems International, Inc.	1,951,272
30,300	Donnelley Financial Solutions, Inc.*	1,120,191
78,381	DXC Technology Co.*	1,918,767
20,400	Ebix, Inc.(a)	386,988
32,040	Endava Plc, ADR*	2,583,385
60,745	Entegris, Inc.	5,043,050
103,204	Evolent Health, Inc. Class A*	3,708,120
28,199	ExlService Holdings, Inc.*	4,155,405
25,775	Globant SA*	4,821,987
25,111	HubSpot, Inc.*	6,782,983
107,568	KBR, Inc.	4,649,089
34,634	Lumentum Holdings, Inc.*	2,374,853
59,549	Manhattan Associates, Inc.*	7,921,804
99,775	MaxLinear, Inc.*	3,254,661
73,211	MKS Instruments, Inc.	6,050,157
16,650	MongoDB, Inc. Class A*	3,306,024
6,177	Monolithic Power Systems, Inc.	2,244,722
200,244	NCR Corp.*	3,806,638
34,021	Nova, Ltd.*(a)	2,901,991
78,100	Photronics, Inc.*	1,141,822
68,320	Power Integrations, Inc.	4,394,342
78,638	Procore Technologies, Inc.*	3,891,008
219,536	Pure Storage, Inc. Class A*	6,008,700
60,592	Rapid7, Inc.*	2,599,397
41,400	Seagate Technology Holdings Plc	2,203,722
56,532	Semtech Corp.*	1,662,606
56,537	Silicon Laboratories, Inc.*	6,978,927
103,300	SMART Global Holdings, Inc.*	1,639,371
28,237	Synaptics, Inc.*	2,795,745
116,530	Tenable Holdings, Inc.*	4,055,244
9,764	Tyler Technologies, Inc.*	3,392,990
29,700	Ultra Clean Holdings, Inc.*	764,775
54,434	Verint Systems, Inc.*	1,827,894
75,400	Xerox Holdings Corp.	986,232
16,744	Zebra Technologies Corp. Class A*	4,387,095
		141,729,637
	Utilities — 1.4%
46,302	IDACORP, Inc.	4,584,361
24,700	National Fuel Gas Co.	1,520,285
94,200	NRG Energy, Inc.	3,605,034
30,000	OGE Energy Corp.	1,093,800
See accompanying Notes to the Financial Statements.	17

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Utilities — continued
77,967	Portland General Electric Co.	3,388,446
310,329	Vistra Corp.	6,516,909
		20,708,835
	TOTAL COMMON STOCKS (COST $1,503,175,826)	1,464,696,261

Par Value ($)	Description	Value ($)
	Short-Term Investment — 0.8%
	Mutual Fund - Securities Lending Collateral — 0.8%
12,334,611	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.94%(b)(c)	12,334,611
	TOTAL SHORT-TERM INVESTMENT (COST $12,334,611)	12,334,611
	TOTAL INVESTMENTS — 97.8% (Cost $1,515,510,437)	1,477,030,872
	Other Assets and Liabilities (net) — 2.2%	32,939,317
	NET ASSETS — 100.0%	$1,509,970,189

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	The rate disclosed is the 7-day net yield as of September 30, 2022.
(c)	Represents an investment of securities lending cash collateral.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
174	Russell 2000 E-mini Index	Dec 2022	$14,527,260	$(1,536,516)
58	S&P Mid 400 E-mini Index	Dec 2022	12,807,560	(1,393,621)
				$(2,930,137)

Abbreviations
ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust
18	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	97.0
Futures Contracts	(0.2)
Short-Term Investment	0.8
Other Assets and Liabilities (net)	2.4
100.0%
See accompanying Notes to the Financial Statements.	19

Mercer Non-US Core Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	COMMON STOCKS — 92.8%
	Australia — 5.1%
27,662	Ampol, Ltd.	513,383
642,647	APA Group	3,944,251
3,071,169	Aurizon Holdings, Ltd.	6,782,593
277,760	Australia & New Zealand Banking Group, Ltd.	4,053,816
681,000	Bank of Queensland, Ltd.(a)	2,838,975
2,331,500	Beach Energy, Ltd.	2,241,155
294,129	BGP Holdings Plc* (b) (c)	—
252,787	BHP Group, Ltd.	6,328,115
373,922	BlueScope Steel, Ltd.	3,636,128
350,170	Brambles, Ltd.	2,553,814
1,146,851	Coles Group, Ltd.	12,127,903
95,200	CSL, Ltd.	17,350,995
225,700	Elders, Ltd.(a)	1,721,028
461,500	Fortescue Metals Group, Ltd.	4,971,594
1,256,900	Genworth Mortgage Insurance Australia, Ltd.	2,179,035
1,052,146	Glencore Plc	5,554,649
1,558,600	Harvey Norman Holdings, Ltd.(a)	4,021,758
731,800	Inghams Group, Ltd.(a)	1,114,092
1,524,346	Metcash, Ltd.(a)	3,797,688
1,454,500	Mirvac Group REIT	1,805,694
35,640	Origin Energy, Ltd.	117,381
1,626,284	Orora, Ltd.	3,119,727
810,700	Perenti Global, Ltd.	480,941
90,636	Rio Tinto Plc	4,908,063
238,213	Rio Tinto Plc, ADR	13,116,008
255,653	Rio Tinto, Ltd.	15,293,129
91,145	Santos, Ltd.	414,950
370,001	South32, Ltd.	859,628
1,011,400	Stockland REIT	2,116,923
345,218	Super Retail Group, Ltd.	1,954,229
190,475	Treasury Wine Estates, Ltd.	1,541,539
56,133	Viva Energy Group, Ltd. 144A	93,718
81,191	Wesfarmers, Ltd.	2,217,987
430,889	Whitehaven Coal, Ltd.	2,490,527
209,649	Woodside Energy Group, Ltd.	4,287,002
20,807	Woodside Energy Group, Ltd. (London Exchange)	427,022
567,754	Woolworths Group, Ltd.	12,347,748
139,249	Yancoal Australia, Ltd.	506,785
		153,829,973
	Austria — 0.3%
145,742	OMV AG	5,243,414
9,905	Raiffeisen Bank International AG	117,550
107,300	Wienerberger AG	2,150,360
		7,511,324
	Belgium — 0.6%
66,300	Ageas SA	2,404,556
20	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Belgium — continued
143,260	Anheuser-Busch InBev SA	6,478,148
79,250	Anheuser-Busch InBev SA, ADR	3,578,930
27,730	Groupe Bruxelles Lambert SA	1,926,193
21,907	Proximus SADP	226,895
34,200	Solvay SA	2,615,031
26,100	UCB SA	1,804,448
		19,034,201
	Brazil — 1.1%
1,330,300	Petroleo Brasileiro SA	8,135,985
242,278	Petroleo Brasileiro SA, ADR	2,989,711
369,255	Petroleo Brasileiro SA, Preferred ADR	4,091,346
352,400	Vale SA	4,693,585
135,492	Wheaton Precious Metals Corp.	4,410,725
217,206	Yara International ASA	7,585,976
		31,907,328
	Canada — 2.2%
126,303	Agnico Eagle Mines, Ltd.	5,364,465
868,200	B2Gold Corp.	2,805,435
257,550	Canadian Pacific Railway, Ltd.	17,283,712
28,200	Canadian Tire Corp., Ltd. Class A	3,017,947
172,036	Franco-Nevada Corp.	20,658,593
411,458	GFL Environmental, Inc.	10,405,773
40,800	Loblaw Cos., Ltd.	3,247,847
118,900	Suncor Energy, Inc.	3,366,115
		66,149,887
	Chile — 0.0%
289,452	Enel Americas SA	30,821
	China — 0.5%
1,310,000	Bank of China, Ltd. Class H	427,588
9,221	China Construction Bank Corp.	106,041
1,310,000	China Medical System Holdings, Ltd.	1,563,654
3,542,000	China Resources Cement Holdings, Ltd.	1,640,356
574,000	Hengan International Group Co., Ltd.	2,555,015
4,087,000	Industrial & Commercial Bank of China, Ltd. Class H	1,906,520
3,714,000	Jiangnan Group, Ltd.*	117,334
370,500	Kingboard Holdings, Ltd.	1,041,007
1,940,000	Lee & Man Paper Manufacturing, Ltd.	620,303
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	864,512
1,289,000	Shenzhen International Holdings, Ltd.	983,192
1,088,000	Xinyi Glass Holdings, Ltd.	1,575,815
2,782,600	Yangzijiang Shipbuilding Holdings, Ltd.	1,991,552
		15,392,889
	Denmark — 2.0%
387	AP Moller - Maersk AS Class A	681,696
4,065	AP Moller - Maersk AS Class B	7,360,205
See accompanying Notes to the Financial Statements.	21

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Denmark — continued
282,200	Danske Bank AS	3,490,817
36,700	DFDS AS	949,769
49,082	Jyske Bank AS*	2,531,078
299,784	Novo Nordisk AS Class B	29,867,285
241,508	Novozymes AS Class B	12,040,242
47,900	Pandora AS	2,230,044
65,084	Sydbank AS	1,781,079
		60,932,215
	Finland — 0.7%
1,658,619	Nokia OYJ	7,079,645
232,117	Nordea Bank Abp	1,985,145
796,647	Nordea Bank Abp (Stockholm Exchange)	6,816,563
97,800	TietoEVRY OYJ(a)	2,204,906
108,800	Valmet OYJ	2,193,375
		20,279,634
	France — 11.1%
86,663	Air Liquide SA	9,864,007
32,000	Arkema SA	2,332,938
215,006	AXA SA	4,705,580
542,141	BNP Paribas SA	22,878,406
158,600	Bouygues SA(a)	4,130,033
576,010	Bureau Veritas SA	12,858,323
136,517	Capgemini SE	21,807,947
475,873	Carrefour SA	6,589,983
98,400	Cie de Saint-Gobain	3,507,888
266,227	Cie Generale des Etablissements Michelin SCA	5,928,825
361,100	Credit Agricole SA	2,906,283
551,298	Dassault Systemes SE	18,942,406
506,456	Engie SA	5,808,622
128,399	EssilorLuxottica SA	17,390,390
52,300	Ipsen SA	4,828,220
56,600	IPSOS	2,517,368
7,100	Kering SA	3,138,470
240,041	Legrand SA	15,502,448
51,293	L'Oreal SA	16,325,937
35,414	LVMH Moet Hennessy Louis Vuitton SE	20,809,086
125,400	Metropole Television SA	1,516,486
36,500	Nexity SA	735,909
1,822,824	Orange SA	16,476,570
160,135	Pernod Ricard SA	29,257,998
35,500	Quadient SA	490,537
180,000	Rexel SA	2,676,150
179,896	Sanofi	13,724,105
78,979	Sanofi, ADR	3,002,782
44,300	Societe BIC SA	2,813,111
129,400	Societe Generale SA	2,566,407
18,000	Sopra Steria Group SACA	2,266,792
22	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	France — continued
50,253	Teleperformance	12,690,848
219,200	Television Francaise 1	1,254,692
93,380	Thales SA	10,295,598
558,154	TotalEnergies SE	26,261,530
101,207	TotalEnergies SE, ADR	4,708,150
		333,510,825
	Georgia — 0.0%
45,361	Bank of Georgia Group Plc	995,065
	Germany — 8.1%
26,534	adidas AG	3,078,029
89,088	Allianz SE	14,092,477
41,700	Aurubis AG	2,201,934
424,549	Bayer AG	19,584,053
263,310	Bayerische Motoren Werke AG	17,994,921
69,597	Beiersdorf AG	6,884,210
6,807	Continental AG	305,703
206,450	Covestro AG 144A	5,966,414
34,298	Daimler Truck Holding AG*	784,620
69,109	Deutsche Boerse AG	11,373,252
233,239	Deutsche Pfandbriefbank AG	1,614,254
311,200	Deutsche Post AG	9,465,447
903,862	Deutsche Telekom AG	15,487,741
134,914	E.ON SE	1,043,725
247,500	Evonik Industries AG	4,171,818
23,299	Fresenius Medical Care AG & Co. KGaA	661,956
349,710	Fresenius SE & Co. KGaA	7,487,467
195,851	GEA Group AG	6,401,788
24,595	Henkel AG & Co. KGaA	1,403,273
283,000	Infineon Technologies AG	6,268,871
61,781	Knorr-Bremse AG	2,677,483
44,691	LEG Immobilien SE	2,687,958
418,889	Mercedes-Benz Group AG	21,412,248
33,112	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,006,094
139,865	Puma SE	6,545,543
33,500	Rheinmetall AG	5,186,777
159,899	RWE AG	5,881,043
156,695	SAP SE	12,911,845
101,603	SAP SE, ADR	8,255,244
27,377	Siltronic AG	1,555,376
128,800	Softwareone Holding AG*	1,399,912
219,866	Symrise AG Class A	21,626,249
187,154	TAG Immobilien AG	1,507,157
42,000	Talanx AG*	1,498,779
106,800	United Internet AG	2,013,550
191,302	Vonovia SE	4,161,745
56,277	Zalando SE*	1,115,386
		244,714,342
See accompanying Notes to the Financial Statements.	23

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Hong Kong — 0.2%
213,000	Pacific Basin Shipping, Ltd.	65,971
9,510,000	Tongda Group Holdings, Ltd.*	114,224
1,834,000	United Laboratories International Holdings, Ltd. (The)	762,510
8,982,000	WH Group, Ltd. 144A	5,649,908
		6,592,613
	Hungary — 0.1%
384,700	MOL Hungarian Oil & Gas Plc	2,141,862
95,800	Richter Gedeon Nyrt	1,639,678
		3,781,540
	India — 0.4%
652,350	HDFC Bank, Ltd.	11,309,436
1,172,100	Redington India, Ltd.	1,997,153
		13,306,589
	Indonesia — 0.2%
5,529,000	Bank Negara Indonesia Persero Tbk PT	3,232,495
7,888,300	Golden Agri-Resources, Ltd.	1,453,786
		4,686,281
	Ireland — 0.4%
8,884	AerCap Holdings NV*	376,060
107,513	CRH Plc(a)	3,441,296
48,876	Kerry Group Plc Class A	4,340,261
77,405	Ryanair Holdings Plc, ADR*	4,522,000
		12,679,617
	Israel — 0.4%
209,233	Bank Hapoalim BM	1,765,412
316,972	Bank Leumi Le-Israel BM	2,705,978
585	Delek Group, Ltd.*	92,864
42,386	ICL Group, Ltd.	340,576
233	Israel Corp., Ltd. (The)	89,893
249,942	Israel Discount Bank, Ltd. Class A	1,258,966
47,772	Mizrahi Tefahot Bank, Ltd.	1,673,630
11,864	Nice, Ltd., ADR*	2,233,279
210,300	Teva Pharmaceutical Industries, Ltd.*	1,682,935
5,613	ZIM Integrated Shipping Services, Ltd.	131,905
		11,975,438
	Italy — 1.8%
3,024,100	A2A SpA	2,930,308
88,540	Assicurazioni Generali SpA	1,204,653
49,600	Coca-Cola HBC AG	1,043,582
1,019,004	Enel SpA	4,174,197
1,575,973	Eni SpA(a)	16,735,826
7,282	Eni SpA, ADR	153,941
47,750	Ferrari NV	8,902,579
2,398,684	Intesa Sanpaolo SpA	3,946,424
24	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Italy — continued
989,706	Leonardo SpA	7,000,999
341,220	Mediobanca Banca di Credito Finanziario SpA	2,666,449
704,000	Unipol Gruppo SpA	2,724,459
1,274,300	UnipolSai Assicurazioni SpA	2,639,705
		54,123,122
	Japan — 19.6%
151,500	ADEKA Corp.(a)	2,267,851
35,800	Aeon Co., Ltd.	669,606
2,500	AEON REIT Investment Corp. REIT	2,699,796
237,800	AGC, Inc.	7,390,522
10,500	Air Water, Inc.	124,158
4,900	Aisin Corp.(a)	125,847
99,300	Alpen Co., Ltd.(a)	1,408,053
21,100	Amada Co., Ltd.	143,326
107,400	Amano Corp.	1,806,689
106,600	Asahi Group Holdings, Ltd.	3,306,531
85,400	ASKA Pharmaceutical Holdings Co., Ltd.	652,075
343,400	Astellas Pharma, Inc.	4,538,714
21,600	Bridgestone Corp.	698,182
184,900	Brother Industries, Ltd.	3,187,724
272,200	Canon, Inc.	5,935,960
27,255	Canon, Inc., ADR	594,159
438,694	Chiba Bank, Ltd. (The)	2,361,928
397,100	Chubu Electric Power Co., Inc.(a)	3,570,119
5,700	Chudenko Corp.	82,427
46,800	Chugai Pharmaceutical Co., Ltd.	1,168,431
131,700	Concordia Financial Group, Ltd.	407,133
4,700	Cosmo Energy Holdings Co., Ltd.	120,556
261,600	Credit Saison Co., Ltd.	3,069,774
14,200	Dai Nippon Printing Co., Ltd.	283,330
615,900	Daicel Corp.	3,639,108
354,500	Dai-ichi Life Holdings, Inc.	5,634,388
154,200	Daiwa House Industry Co., Ltd.	3,142,134
499,900	Daiwa Securities Group, Inc.(a)	1,958,584
60,000	Denka Co., Ltd.	1,318,608
89,500	DIC Corp.	1,490,986
18,700	Disco Corp.	4,074,610
52,800	Eagle Industry Co., Ltd.	396,129
275,800	EDION Corp.(a)	2,236,452
99,200	Electric Power Development Co., Ltd.	1,400,489
1,251,100	ENEOS Holdings, Inc.	4,039,442
16,200	Enplas Corp.	456,241
114,700	Ezaki Glico Co., Ltd.	2,826,803
111,900	FUJIFILM Holdings Corp.	5,120,096
48,700	Fujikura, Ltd.	290,657
31,000	Fujitsu, Ltd.	3,342,769
195,000	Fukuoka Financial Group, Inc.	3,459,963
87,100	Furukawa Co., Ltd.(a)	731,011
See accompanying Notes to the Financial Statements.	25

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
28,700	Futaba Industrial Co., Ltd.	64,369
426,194	Hachijuni Bank, Ltd. (The)(a)	1,405,668
11,400	Hankyu Hanshin Holdings, Inc.	343,102
287,800	Haseko Corp.	3,127,603
326,100	Hazama Ando Corp.(a)	1,887,239
17,200	Hino Motors, Ltd.	70,964
95,800	Hirose Electric Co., Ltd.	12,449,728
132,800	Hokkaido Electric Power Co., Inc.	415,936
1,171,400	Honda Motor Co., Ltd.	25,515,232
123,340	Honda Motor Co., Ltd., ADR	2,662,911
7,800	Horiba, Ltd.	303,064
13,500	Hoya Corp.	1,297,821
69,900	Ichinen Holdings Co., Ltd.(a)	585,801
12,800	Idemitsu Kosan Co., Ltd.(a)	276,929
477,000	Inpex Corp.	4,474,729
256,000	Isuzu Motors, Ltd.	2,829,704
152,300	Ito En, Ltd.	6,128,117
347,100	ITOCHU Corp.	8,411,402
62,400	Jaccs Co., Ltd.	1,549,833
105,600	Japan Airlines Co., Ltd.*	1,886,918
153,300	Japan Aviation Electronics Industry, Ltd.(a)	2,250,298
500	Japan Exchange Group, Inc.	6,758
108,700	Japan Petroleum Exploration Co., Ltd.	2,599,191
627,900	Japan Post Holdings Co., Ltd.	4,157,278
271,300	Japan Post Insurance Co., Ltd.	3,800,386
3,100	JTEKT Corp.	19,728
12,500	Kaken Pharmaceutical Co., Ltd.	329,873
106,500	Kamigumi Co., Ltd.	1,960,994
278,400	Kandenko Co., Ltd.	1,602,047
70,000	Kaneka Corp.	1,750,141
282,500	Kanematsu Corp.	2,789,457
46,200	Kansai Electric Power Co., Inc. (The)	384,970
185,300	Kansai Paint Co., Ltd.(a)	2,627,100
212,808	Kao Corp.	8,628,128
16,200	Kato Sangyo Co., Ltd.	374,299
166,200	KDDI Corp.	4,874,131
30,200	Keyence Corp.	10,025,451
246,100	Kirin Holdings Co., Ltd.	3,789,838
15,500	Kissei Pharmaceutical Co., Ltd.	273,897
30,200	Kito Corp.	566,530
102,600	Kobayashi Pharmaceutical Co., Ltd.	5,981,046
436,700	Kobe Bussan Co., Ltd.	10,450,431
267,600	Kobe Steel, Ltd.(a)	1,074,293
76,200	Kohnan Shoji Co., Ltd.	1,773,014
31,200	Konica Minolta, Inc.(a)	96,309
17,586	Kose Corp.	1,789,994
343,600	K's Holdings Corp.	2,828,038
147,700	Kuraray Co., Ltd.	1,035,535
35,700	KYB Corp.	765,054
26	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
54,400	Kyocera Corp.	2,749,562
18,500	Kyushu Electric Power Co., Inc.	98,279
226,800	Lion Corp.(a)	2,555,935
513,700	Marubeni Corp.	4,509,704
63,400	Maxell, Ltd.	601,390
35,500	Mazda Motor Corp.	234,963
698,700	Mebuki Financial Group, Inc.	1,362,181
23,494	Medipal Holdings Corp.	297,763
997,900	Mitsubishi Chemical Group Corp.	4,581,833
190,500	Mitsubishi Electric Corp.	1,720,703
196,500	Mitsubishi Gas Chemical Co., Inc.	2,579,753
682,200	Mitsubishi HC Capital, Inc.	2,934,455
160,300	Mitsubishi Heavy Industries, Ltd.	5,343,904
38,500	Mitsubishi Motors Corp.*	138,110
1,183,300	Mitsubishi UFJ Financial Group, Inc.	5,335,451
257,300	Mitsui & Co., Ltd.	5,519,532
67,400	Mitsui Chemicals, Inc.	1,315,944
139,800	Mitsui OSK Lines, Ltd.(a)	2,510,629
716,500	Mizuho Financial Group, Inc.	7,740,231
91,200	Mizuho Leasing Co., Ltd.(a)	1,963,751
32,800	Mochida Pharmaceutical Co., Ltd.(a)	766,187
582,700	MonotaRO Co., Ltd.	8,806,869
131,000	MS&AD Insurance Group Holdings, Inc.	3,466,397
16,100	Nachi-Fujikoshi Corp.	392,811
5,800	Nagase & Co., Ltd.	79,136
22,200	NGK Insulators, Ltd.	276,712
11,800	NHK Spring Co., Ltd.(a)	69,537
82,200	Nihon Kohden Corp.	1,736,279
164,800	Nikon Corp.	1,560,481
3,800	Nippon Electric Glass Co., Ltd.	65,573
5,100	NIPPON EXPRESS HOLDINGS, Inc.	257,851
49,200	Nippon Gas Co., Ltd.	695,877
30,300	Nippon Sanso Holdings Corp.	478,526
126,900	Nippon Soda Co., Ltd.	3,869,824
324,100	Nippon Steel Corp.	4,510,669
432,100	Nippon Telegraph & Telephone Corp.	11,655,990
472,800	Nippon Yusen KK(a)	8,073,733
134,500	Nishio Rent All Co., Ltd.(a)	2,654,604
996,900	Nissan Motor Co., Ltd.	3,186,406
42,200	Nisshin Oillio Group, Ltd. (The)	932,178
20,300	Nissin Foods Holdings Co., Ltd.	1,409,175
29,300	Nitto Denko Corp.	1,588,517
2,056,100	Nomura Holdings, Inc.	6,787,033
279,400	Nomura Research Institute, Ltd.	6,866,273
579,241	North Pacific Bank, Ltd.	909,439
4,600	NS Solutions Corp.	110,270
166,700	NTT Data Corp.	2,154,168
389,700	Obayashi Corp.	2,502,044
51,600	Obic Co., Ltd.	6,840,758
See accompanying Notes to the Financial Statements.	27

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
99,800	Omron Corp.	4,548,180
176,200	Ono Pharmaceutical Co., Ltd.	4,098,339
594,400	ORIX Corp.	8,358,764
169,800	Osaka Gas Co., Ltd.	2,556,362
72,000	Otsuka Holdings Co., Ltd.	2,283,471
20,800	Plenus Co., Ltd.(a)	276,985
66,100	Prima Meat Packers, Ltd.	955,290
199,700	Recruit Holdings Co., Ltd.	5,763,387
340,500	Rengo Co., Ltd.	1,978,422
1,001,100	Resona Holdings, Inc.	3,654,922
160,500	Ricoh Co., Ltd.	1,171,121
338,800	Rohto Pharmaceutical Co., Ltd.	10,800,198
194,400	Sanki Engineering Co., Ltd.	2,128,835
53,700	Sankyu, Inc.	1,551,311
395,800	Santen Pharmaceutical Co., Ltd.	2,652,233
3,500	Sanyo Chemical Industries, Ltd.	106,038
40,100	Sawai Group Holdings Co., Ltd.	1,118,918
2,500	SCREEN Holdings Co., Ltd.	136,629
124,300	Secom Co., Ltd.	7,061,714
9,600	Seibu Holdings, Inc.	96,025
165,600	Seiko Epson Corp.	2,258,390
145,900	Seino Holdings Co., Ltd.	1,171,262
43,500	Seven & i Holdings Co., Ltd.	1,747,168
386,500	Shimadzu Corp.	10,059,515
27,700	Shin-Etsu Chemical Co., Ltd.	2,750,426
20,900	Shizuoka Bank, Ltd. (The)* (c)	126,415
378,600	SKY Perfect JSAT Holdings, Inc.	1,353,922
20,900	SMC Corp.	8,430,663
59,200	Sohgo Security Services Co., Ltd.	1,490,606
345,840	Sojitz Corp.(a)	5,053,250
173,900	Sompo Holdings, Inc.	6,930,098
145,000	Subaru Corp.	2,174,658
19,600	Sumitomo Bakelite Co., Ltd.	538,348
93,000	Sumitomo Chemical Co., Ltd.	321,066
125,800	Sumitomo Corp.	1,569,689
10,100	Sumitomo Dainippon Pharma Co., Ltd.	72,071
134,400	Sumitomo Heavy Industries, Ltd.	2,487,308
391,600	Sumitomo Mitsui Financial Group, Inc.	10,896,170
158,100	Sumitomo Mitsui Trust Holdings, Inc.	4,468,520
330,400	Sumitomo Rubber Industries, Ltd.	2,633,111
11,700	Sumitomo Seika Chemicals Co., Ltd.	241,275
129,300	Taiheiyo Cement Corp.(a)	1,827,233
14,000	Takara Standard Co., Ltd.	125,407
3,900	Takasago Thermal Engineering Co., Ltd.	45,910
189,800	Takeda Pharmaceutical Co., Ltd.	4,929,004
190,638	Takeda Pharmaceutical Co., Ltd., ADR	2,472,575
440,100	Teijin, Ltd.	4,269,377
31,000	Terumo Corp.	874,685
8,600	Toagosei Co., Ltd.	64,232
28	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
26,600	Tobu Railway Co., Ltd.	627,505
119,000	Tohoku Electric Power Co., Inc.	560,217
463,500	Tokio Marine Holdings, Inc.	8,237,214
195,800	Tokuyama Corp.(a)	2,359,703
425,400	Tokyo Electric Power Co. Holdings, Inc.*	1,351,803
20,900	Tokyo Electron, Ltd.	5,174,115
14,748	Tokyo Electron, Ltd., ADR	912,459
308,400	Tokyo Gas Co., Ltd.	5,207,998
85,000	Tokyo Seimitsu Co., Ltd.	2,491,707
150,100	Tomy Co., Ltd.	1,286,520
6,100	Topcon Corp.	68,197
34,300	TOPPAN, Inc.	511,783
113,400	Toray Industries, Inc.	556,519
16,900	Tosoh Corp.	188,693
84,900	Towa Pharmaceutical Co., Ltd.(a)	1,240,794
54,200	Toyo Ink SC Holdings Co., Ltd.	712,382
8,100	Toyo Seikan Group Holdings, Ltd.	97,749
243,500	Toyo Suisan Kaisha, Ltd.	10,033,752
14,700	Toyo Tanso Co., Ltd.	334,366
13,000	Toyota Tsusho Corp.	403,494
40,400	Trend Micro, Inc.	2,187,771
251,500	TS Tech Co., Ltd.	2,471,001
16,600	Tsubakimoto Chain Co.	350,504
15,500	UACJ Corp.	215,077
152,200	Ube Industries, Ltd.	2,039,202
123,700	Ushio, Inc.	1,286,321
25,700	Valor Holdings Co., Ltd.(a)	316,183
26,900	Warabeya Nichiyo Holdings Co., Ltd.	412,489
145,000	Yamaha Motor Co., Ltd.	2,716,864
36,200	Yamaichi Electronics Co., Ltd.	448,421
234,500	Yokogawa Electric Corp.	3,695,016
199,400	Yokohama Rubber Co., Ltd. (The)	3,065,920
		587,501,267
	Malaysia — 0.1%
1,152,700	Tenaga Nasional Bhd	1,997,939
	Netherlands — 5.5%
105,096	ABN AMRO Bank NV CVA, GDR 144A	941,627
8,909	Adyen NV*	11,078,699
754,324	Aegon NV	2,996,539
51,598	ASML Holding NV	21,393,658
10,298	ASML Holding NV, ADR NYRS	4,277,274
76,928	ASR Nederland NV	2,956,227
88,471	Euronext NV	5,596,000
7,467	Heineken Holding NV	509,605
539,918	ING Groep NV	4,627,534
107,470	ING Groep NV, ADR	913,495
318,100	Koninklijke Ahold Delhaize NV	8,096,773
See accompanying Notes to the Financial Statements.	29

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Netherlands — continued
93,918	Koninklijke DSM NV	10,647,817
318,729	NN Group NV	12,400,145
39,200	Randstad NV(a)	1,694,431
1,102,620	Shell Plc	27,427,355
265,750	Shell Plc, ADR	13,223,720
651,958	Shell Plc (Amsterdam Exchange)	16,257,124
651,070	Universal Music Group NV(a)	12,267,710
90,408	Wolters Kluwer NV	8,798,625
		166,104,358
	Norway — 0.7%
89,196	Aker BP ASA	2,555,539
100,400	Austevoll Seafood ASA	677,165
237,976	DNB Bank ASA	3,764,600
266,276	Equinor ASA	8,775,684
29,191	Equinor ASA, ADR	966,514
432,700	Orkla ASA	3,139,274
227,483	Telenor ASA	2,074,479
		21,953,255
	Philippines — 0.0%
5,079,800	Vista Land & Lifescapes, Inc.	138,792
	Portugal — 0.2%
1,101,649	EDP - Energias de Portugal SA	4,767,238
16,514	Jeronimo Martins SGPS SA	307,550
		5,074,788
	Russia — 0.0%
3,792,080	Gazprom PJSC(b) (c) (d)	143,928
113,778	LUKOIL PJSC(b) (c) (d)	92,698
8,430	MMC Norilsk Nickel PJSC(b) (c) (d)	27,583
18,119	Novatek PJSC(b) (c) (d)	3,646
169,349	Rosneft Oil Co. PJSC(b) (c) (d)	8,311
1,092,670	Sberbank of Russia PJSC* (b) (c) (d)	23,239
296,674	Tatneft PJSC(b) (c) (d)	17,861
		317,266
	Singapore — 0.2%
1,873,000	IGG, Inc.*	572,904
259,300	United Overseas Bank, Ltd.	4,712,407
112,800	Venture Corp., Ltd.	1,285,954
		6,571,265
	South Africa — 0.5%
17,400	Anglo American Platinum, Ltd.	1,230,442
469,307	Anglo American Plc	14,173,823
4,103	Anglo American Plc, ADR	61,545
1,003,000	Old Mutual, Ltd.(a)	544,224
		16,010,034
30	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	South Korea — 1.2%
20,976	Hyundai Motor Co.	2,569,273
143,403	Kia Corp.	7,156,857
17,457	KT&G Corp.	1,056,216
656,591	Samsung Electronics Co., Ltd.	24,125,340
42,819	SK Telecom Co., Ltd.	1,512,539
3,944	S-Oil Corp.	222,820
		36,643,045
	Spain — 2.0%
149,217	Amadeus IT Group SA*	6,904,277
384,863	Banco Bilbao Vizcaya Argentaria SA(a)	1,727,929
48,347	Banco Bilbao Vizcaya Argentaria SA, ADR	215,144
2,626,979	Banco Santander SA	6,103,258
102,501	Banco Santander SA, ADR	237,802
329,707	Cellnex Telecom SA	10,161,165
1,916,000	Iberdrola SA	17,804,582
20,191	Let's GOWEX SA* (b) (c)	—
1,447,462	Mapfre SA	2,241,667
481,400	Mediaset Espana Comunicacion SA* (a)	1,101,838
885,118	Repsol SA	10,181,448
599,123	Telefonica SA	1,974,345
		58,653,455
	Sweden — 2.5%
129,900	Boliden AB	4,017,470
394,449	Electrolux AB Class B (a)	4,085,453
367,924	Epiroc AB Class A	5,262,741
210,645	Essity AB Class B	4,158,021
315,927	H & M Hennes & Mauritz AB Class B (a)	2,919,845
819,754	Hexagon AB Class B	7,600,264
261,600	Husqvarna AB Class B	1,441,792
351,911	Investor AB Class B	5,129,789
312,100	Securitas AB Class B (a)	2,172,923
12,636	Skandinaviska Enskilda Banken AB Class A	119,946
370,500	SKF AB Class B	4,954,376
50,912	SSAB AB Class A	223,008
136,597	SSAB AB Class B	579,894
284,155	Svenska Cellulosa AB SCA Class B	3,603,595
701,033	Swedbank AB Class A	9,165,925
713,415	Swedish Match AB	7,063,127
1,998,895	Telia Co. AB	5,753,422
390,400	Volvo AB Class B	5,508,714
		73,760,305
	Switzerland — 5.9%
107,500	Adecco Group AG	2,959,316
171,459	Alcon, Inc.	9,953,910
241	Chocoladefabriken Lindt & Spruengli AG	2,334,459
91,650	Cie Financiere Richemont SA Class A	8,621,229
358,000	Credit Suisse Group AG	1,414,429
See accompanying Notes to the Financial Statements.	31

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Switzerland — continued
11,842	Geberit AG	5,079,279
5,173	Givaudan SA	15,634,978
25,000	Helvetia Holding AG	2,341,155
92,600	Holcim AG*	3,787,276
138,950	Julius Baer Group, Ltd.	6,061,231
30,495	Lonza Group AG	14,866,904
566,403	Novartis AG	43,286,221
44,389	Schindler Holding AG	6,902,694
5,269	SGS SA	11,282,797
61,718	Sika AG	12,389,684
22,320	Swatch Group AG (The)	936,376
25,706	Swiss Life Holding AG	11,354,058
1,151,095	UBS Group AG	16,670,073
		175,876,069
	Taiwan — 1.0%
1,919,000	ASE Technology Holding Co., Ltd.	4,784,546
1,513,000	Chipbond Technology Corp.	2,393,941
1,714,000	Compeq Manufacturing Co., Ltd.	2,438,855
1,210,650	Fubon Financial Holding Co., Ltd.	1,892,785
780,000	Hon Hai Precision Industry Co., Ltd.	2,490,126
144,000	MediaTek, Inc.	2,506,197
201,000	Novatek Microelectronics Corp.	1,371,266
195,913	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	13,431,795
		31,309,511
	Thailand — 0.0%
16,831,100	Quality Houses PCL Class F	954,893
	Turkey — 0.5%
663,400	BIM Birlesik Magazalar AS	4,129,542
280,700	Coca-Cola Icecek AS	2,037,466
86,714	Ford Otomotiv Sanayi AS	1,523,372
161,943	Haci Omer Sabanci Holding AS	224,643
564,485	Turk Hava Yollari AO*	2,140,677
236,222	Turkiye Garanti Bankasi AS	247,294
215,545	Turkiye Petrol Rafinerileri AS*	3,364,550
		13,667,544
	United Kingdom — 9.6%
397,907	3i Group Plc	4,776,662
176,860	Ashtead Group Plc	7,894,297
70,700	Associated British Foods Plc	985,451
156,430	AstraZeneca Plc	17,198,756
1,043,000	BAE Systems Plc	9,161,565
300,744	Balfour Beatty Plc	1,020,041
4,950,607	Barclays Plc	7,891,056
288,541	Barclays Plc, ADR	1,846,662
280,200	Barratt Developments Plc	1,061,157
54,979	Bellway Plc	1,039,596
32	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
1,124,647	BP Plc	5,346,894
630,841	BP Plc, ADR	18,010,511
235,600	British American Tobacco Plc	8,423,024
64,284	British American Tobacco Plc, ADR	2,282,082
1,821,700	BT Group Plc	2,462,504
2,196,700	Centrica Plc*	1,728,732
551,000	CK Hutchison Holdings, Ltd.	3,025,745
262,400	CNH Industrial NV	2,928,259
587,660	Compass Group Plc	11,744,224
208,800	Crest Nicholson Holdings Plc	425,286
44,379	Croda International Plc	3,169,469
992,500	Currys Plc	620,160
476,623	Diageo Plc	19,973,527
35,005	Diageo Plc, ADR	5,944,199
416,025	Experian Plc	12,193,957
294,457	Haleon Plc, ADR*	1,793,243
1,075,781	Haleon Plc*	3,327,817
227,282	Halma Plc	5,116,544
272,274	Hiscox, Ltd.	2,661,358
3,122,800	HSBC Holdings Plc	16,247,730
57,711	HSBC Holdings Plc, ADR	1,504,526
634,228	IMI Plc	7,866,917
229,500	Imperial Brands Plc	4,734,849
139,620	Intertek Group Plc	5,742,760
1,581,400	J Sainsbury Plc	3,053,677
1,756,600	Kingfisher Plc	4,266,165
7,342,700	Lloyds Banking Group Plc	3,353,865
1,263,445	Man Group Plc	3,146,416
1,094,200	Marks & Spencer Group Plc*	1,189,189
222,500	Micro Focus International Plc	1,289,123
681,500	Mitchells & Butlers Plc*	862,957
938,321	NatWest Group Plc	2,341,186
114,492	Ocado Group Plc*	594,387
492,348	Paragon Banking Group Plc	2,150,670
414,964	QinetiQ Group Plc	1,516,771
258,041	Reckitt Benckiser Group Plc	17,050,465
332,100	Redrow Plc	1,465,975
192,666	RELX Plc	4,702,428
20,220	RELX Plc, ADR	491,548
1,040,480	Segro Plc REIT	8,716,489
523,712	Smith & Nephew Plc	6,040,627
60,163	Smith & Nephew Plc, ADR	1,396,985
74,010	Spirax-Sarco Engineering Plc	8,499,646
256,777	Tate & Lyle Plc	1,935,440
1,350,500	Taylor Wimpey Plc	1,316,655
1,767,600	Tesco Plc	4,046,399
125,400	Vistry Group Plc(a)	821,452
683,169	Vodafone Group Plc, ADR	7,740,305
		288,138,380
See accompanying Notes to the Financial Statements.	33

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	United States — 8.1%
42,715	Agilent Technologies, Inc.	5,192,008
90,515	Analog Devices, Inc.	12,612,360
37,964	ANSYS, Inc.*	8,416,619
89,713	Bruker Corp.	4,760,172
124,297	Cadence Design Systems, Inc.*	20,313,859
860,624	GSK Plc	12,550,235
441,614	GSK Plc, ADR	12,996,700
78,410	ICON Plc, ADR*	14,410,190
81,612	Janus Henderson Group Plc	1,657,540
674,400	JBS SA	3,132,076
309,485	Nestle SA	33,594,333
19,900	Nordson Corp.	4,224,173
157,565	Roche Holding AG	51,503,376
65,560	Roche Holding AG, ADR	2,663,047
375,019	Schneider Electric SE	42,056,536
155,300	Signify NV	4,017,684
177,711	Stellantis NV	2,097,685
255,527	Stellantis NV (EN Paris Exchange)	3,018,142
39,890	Swiss Re AG	2,937,423
72,563	Tenaris SA, ADR	1,875,028
		244,029,186
	TOTAL COMMON STOCKS (COST $3,387,030,232)	2,790,135,056

	INVESTMENT COMPANIES — 1.0%
	United States — 1.0%
311,440	iShares MSCI EAFE ETF	17,443,754
351,261	iShares MSCI Eurozone ETF	11,233,327
	TOTAL INVESTMENT COMPANIES (COST $38,365,953)	28,677,081

	PREFERRED STOCKS — 1.5%
	Brazil — 0.2%
1,162,400	Petroleo Brasileiro SA, 38.60%	6,404,230
	Germany — 1.2%
5,781	BMW AG, 8.79%	377,853
297,788	Henkel AG & Co. KGaA, 3.04%	17,792,213
72,737	Porsche Automobil Holding SE, 4.42%	4,141,700
414,900	Schaeffler AG, 10.89%	1,876,267
105,214	Volkswagen AG, 6.01%	12,990,602
		37,178,635
	South Korea — 0.1%
56,818	Samsung Electronics Co., Ltd., 2.31%	1,848,773
	TOTAL PREFERRED STOCKS (COST $66,886,533)	45,431,638
34	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)

	RIGHTS — 0.0%
	Sweden — 0.0%
1,712,576	Securitas AB* (a)	714,506
	TOTAL RIGHTS (COST $1,003,546)	714,506

	WARRANT — 0.0%
	Switzerland — 0.0%
236,912	Cie Financiere Richemont SA, Expires 11/22/23*	105,909
	TOTAL WARRANT (COST $—)	105,909

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 1.6%
	Mutual Fund - Securities Lending Collateral — 1.6%
47,009,916	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.94%(e) (f)	47,009,916
	TOTAL SHORT-TERM INVESTMENT (COST $47,009,916)	47,009,916
	TOTAL INVESTMENTS — 96.9% (Cost $3,540,296,180)	2,912,074,106
	Other Assets and Liabilities (net) — 3.1%	93,470,234
	NET ASSETS — 100.0%	$3,005,544,340

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(c)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $443,681 which represents 0.0% of net assets. The aggregate cost of these securities held at September 30, 2022 was $30,316,413.
(d)	Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $317,266 which represents 0.0% of net assets. The aggregate cost of these securities held at September 30, 2022 was $29,569,045.
(e)	The rate disclosed is the 7-day net yield as of September 30, 2022.
(f)	Represents an investment of securities lending cash collateral.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $12,651,667 which represents 0.4% of net assets.
See accompanying Notes to the Financial Statements.	35

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buy
646	MSCI EAFE Index	Dec 2022	$53,637,380	$(6,376,413)

Abbreviations
ADR	—	American Depository Receipt
CVA	—	Certificaten Van Aandelen
GDR	—	Global Depository Receipt
NYRS	—	New York Registry Shares
REIT	—	Real Estate Investment Trust
36	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	26.9
Financial	14.0
Industrial	13.2
Consumer, Cyclical	10.3
Basic Materials	8.7
Technology	8.4
Energy	7.1
Communications	3.6
Utilities	2.1
Investment Companies	1.0
Diversified	0.0*
Short-Term Investment	1.6
Other Assets and Liabilities (net)	3.1
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Financial Statements.	37

Mercer Core Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		DEBT OBLIGATIONS — 98.9%
		Asset Backed Securities — 11.1%
2,559,000		Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, due 08/15/46 144A	2,186,085
2,660,000		American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75%, due 08/15/27	2,593,656
158,828		AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, due 02/18/25	158,293
400,000		AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, due 04/18/25	396,497
600,000		AmeriCredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, due 07/18/25	591,176
500,000		AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, 1.48%, due 01/21/25	496,427
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, due 01/19/27	365,009
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, due 08/18/27	365,529
179,000		AMSR Trust, Series 2020-SFR4, Class A, 1.36%, due 11/17/37 144A	159,996
1,350,000		AMSR Trust, Series 2021-SFR1, Class A, 1.95%, due 06/17/38(b) 144A	1,121,274
1,529,000		AMSR Trust, Series 2021-SFR2, Class A, 1.53%, due 08/17/38 144A	1,317,121
123,000		AMSR Trust, Series 2021-SFR4, Class A, 2.12%, due 12/17/38 144A	107,076
2,742,000		AMSR Trust, Series 2022-SFR3, Class A, 4.00%, due 10/17/39 144A	2,551,014
3,500,000		Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class AR2, 3.88% (3 mo. USD LIBOR + 1.09%), due 01/28/31(c) 144A	3,430,899
488,070		Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/05/49 144A	463,973
190,740		Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 07/17/46 144A	172,839
758,520		Arbys Funding LLC, Series 2020-1A, Class A2, 3.24%, due 07/30/50 144A	645,269
1,550,000		ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, due 08/15/28 144A	1,537,591
3,500,000		Atlas Static Senior Loan Fund CLO I, Ltd., Series 2022-1A, Class A, 5.10% (3 mo. TSFR + 2.60%), due 07/15/30(c) 144A	3,492,198
696,000		Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, due 03/20/26 144A	652,407
470,000		Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, due 08/20/26 144A	432,995
2,500,000	EUR	Barings Euro CLO, Series 2015-1A, Class ARR, 1.13% (3 mo. EURIBOR + 0.98%), due 07/25/35(c) 144A	2,253,858
198,000		BMW Vehicle Lease Trust, Series 2022-1, Class A3, 1.10%, due 03/25/25	190,670
1,250,000	EUR	BNPP AM Euro CLO BV, Series 2018-1A, Class AR, 0.60% (3 mo. EURIBOR + 0.60%), due 04/15/31(c) 144A	1,180,301
116,332		BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A, 3.28%, due 09/26/33 144A	109,182
366,000		Capital Automotive REIT, LP CMO, Series 2020-1A, Class B1, 4.17%, due 02/15/50 144A	339,420
1,750,000	EUR	Carlyle Global Market Strategies Euro CLO, Ltd., Series 2014-2A, Class AR1, 1.07% (3 mo. EURIBOR + 0.75%), due 11/15/31(c) 144A	1,647,520
282,000		Carlyle US CLO, Ltd., Series 2019-2A, Class A1R, 3.63% (3 mo. USD LIBOR + 1.12%), due 07/15/32(c) 144A	272,058
400,000		CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, due 08/17/26	368,325
300,000		CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, due 02/16/27	273,075
310,000		CarMax Auto Owner Trust, Series 2021-3, Class C, 1.25%, due 05/17/27	276,551
300,000		CarMax Auto Owner Trust, Series 2021-4, Class C, 1.38%, due 07/15/27	271,774
281,000		CarMax Auto Owner Trust, Series 2022-1, Class A3, 1.47%, due 12/15/26	268,801
400,000		CarMax Auto Owner Trust, Series 2022-1, Class C, 2.20%, due 11/15/27	362,242
200,000		CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, due 07/17/28	180,666
2,014,982		CF Hippolyta LLC CMO, Series 2020-1, Class A1, 1.69%, due 07/15/60 144A	1,792,087
852,623		CF Hippolyta LLC CMO, Series 2021-1A, Class A1, 1.53%, due 03/15/61 144A	734,651
38	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
847,806	CIFC Funding CLO, Ltd., Series 2014-2RA, Class A1, 3.83% (3 mo. USD LIBOR + 1.05%), due 04/24/30(c) 144A	831,524
1,500,000	CIFC Funding CLO, Ltd., Series 2015-1A, Class ARR, 3.87% (3 mo. USD LIBOR + 1.11%), due 01/22/31(c) 144A	1,464,990
1,200,000	Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, due 10/13/30	1,158,677
838,460	CLI Funding VI LLC, Series 2020-1A, Class A, 2.08%, due 09/18/45 144A	729,561
647,328	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, due 02/18/46 144A	555,286
576,014	CLI Funding VIII LLC, Series 2022-1A, Class A1, 2.72%, due 01/18/47 144A	494,284
165,337	Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 2.68%, due 09/25/42 144A	152,257
2,250,000	Crown City CLO I, Series 2020-1A, Class A1AR, 3.90% (3 mo. USD LIBOR + 1.19%), due 07/20/34(c) 144A	2,149,828
1,250,000	Crown Point CLO 11, Ltd., Series 2021-11A, Class A, 3.86% (3 mo. USD LIBOR + 1.12%), due 01/17/34(c) 144A	1,205,288
359,000	DataBank Issuer, Series 2021-1A, Class A2, 2.06%, due 02/27/51 144A	308,908
260,715	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	237,690
2,338,330	DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, due 11/20/51 144A	1,841,439
1,145,345	DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, due 11/20/51 144A	976,399
112,000	Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, due 04/15/49 144A	92,210
733,440	Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	676,730
3,400,950	Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, due 04/25/51 144A	2,810,478
141,779	Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, due 07/15/25	141,329
474,770	Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.24%, due 01/20/51 144A	403,085
481,363	Driven Brands Funding LLC, Series 2021-1A, Class A2, 2.79%, due 10/20/51 144A	380,031
459,000	Elmwood CLO IV, Ltd., Series 2020-1A, Class A, 3.75% (3 mo. USD LIBOR + 1.24%), due 04/15/33(c) 144A	444,753
561,546	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, due 10/19/37 144A	503,452
416,945	FirstKey Homes Trust, Series 2021-SFR1, Class A, 1.54%, due 08/17/38 144A	358,302
401,000	FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, due 08/17/38 144A	340,168
1,108,075	FirstKey Homes Trust, Series 2022-SFR1, Class A, 4.15%, due 05/17/39 144A	1,047,474
2,643,000	FirstKey Homes Trust, Series 2022-SFRA, Class A, 3.10%, due 03/17/39 144A	2,400,914
219,780	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.60%, due 07/25/47 144A	212,849
1,745,000	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, due 04/15/33 144A	1,547,098
300,000	Ford Credit Auto Owner Trust, Series 2020-C, Class C, 1.04%, due 05/15/28	274,769
153,000	Ford Credit Auto Owner Trust, Series 2022-A, Class A3, 1.29%, due 06/15/26	145,968
300,000	Ford Credit Auto Owner Trust, Series 2022-A, Class C, 2.14%, due 07/15/29	272,958
2,282,000	Ford Credit Auto Owner Trust, Series 2022-B, Class A4, 3.93%, due 08/15/27	2,232,097
818,000	Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, due 04/15/26	795,577
698,000	Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A, 1.06%, due 09/15/27	623,112
1,000,000	Generate CLO-2, Ltd., Series 2A, Class AR, 3.91% (3 mo. USD LIBOR + 1.15%), due 01/22/31(c) 144A	977,419
3,500,000	Generate CLO-4, Ltd., Series 4A, Class A1R, 3.80% (3 mo. USD LIBOR + 1.09%), due 04/20/32(c) 144A	3,419,510
139,000	GM Financial Automobile Leasing Trust, Series 2021-2, Class A4, 0.41%, due 05/20/25	133,593
300,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class C, 1.04%, due 05/17/27	273,995
164,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-4, Class A3, 0.68%, due 09/16/26	154,583
See accompanying Notes to the Financial Statements.	39

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
128,000		GM Financial Consumer Automobile Receivables Trust, Series 2022-1, Class A3, 1.26%, due 11/16/26	121,797
260,000		GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.68%, due 08/15/25 144A	251,209
475,000		Golub Capital Partners ABS Funding, Ltd., Series 2020-1A, Class A2, 3.21%, due 01/22/29 144A	435,789
434,000		Golub Capital Partners ABS Funding, Ltd., Series 2021-1A, Class A2, 2.77%, due 04/20/29 144A	402,896
476,000		HI-FI Music IP Issuer, LP, Series 2022-1A, Class A2, 3.94%, due 02/01/62 144A	423,103
86,772		Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, due 12/26/28 144A	85,415
70,388		Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, due 02/25/32 144A	68,392
96,120		Home Equity Asset Trust, Series 2003-8, Class M1, 4.16% (1 mo. USD LIBOR + 1.08%), due 04/25/34(c)	92,302
241,455		Home Partners of America Trust, Series 2021-2, Class A, 1.90%, due 12/17/26 144A	209,828
279,000		Honda Auto Receivables Owner Trust, Series 2021-2, Class A4, 0.55%, due 08/16/27	258,564
238,000		Hyundai Auto Lease Securitization Trust, Series 2022-A, Class A3, 1.16%, due 01/15/25 144A	229,173
2,000,000	EUR	Invesco Euro CLO I DAC, Series 1A, Class A1R, 0.65% (3 mo. EURIBOR + 0.65%), due 07/15/31(c) 144A	1,882,473
485,739		Invitation Homes Trust, Series 2018-SFR1, Class A, 3.69% (1 mo. USD LIBOR + 0.70%), due 03/17/37(c) 144A	479,764
489,060		Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, due 02/26/52 144A	425,473
192,075		Jack In The Box Funding LLC, Series 2019-1A, Class A23, 4.97%, due 08/25/49 144A	171,294
201,316		JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 02/26/29 144A	192,687
34,591		Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 2.81%, due 11/25/42 144A	34,311
1,000,000	EUR	Madison Park Euro Funding CLO XIV DAC, Series 14A, Class A1R, 0.80% (3 mo. EURIBOR + 0.80%), due 07/15/32(c) 144A	940,252
3,500,000		Madison Park Funding CLO XXXIII, Ltd., Series 2019-33A, Class AR, 3.62% (3 mo. TSFR + 1.29%), due 10/15/32(c) 144A	3,410,092
2,000,000		Madison Park Funding CLO XXXVIII, Ltd., Series 2021-38A, Class A, 3.86% (3 mo. USD LIBOR + 1.12%), due 07/17/34(c) 144A	1,914,442
338,000		Mercedes-Benz Auto Receivables Trust, Series 2021-1, Class A3, 0.46%, due 06/15/26	319,879
741,126		MidOcean Credit CLO III, Series 2014-3A, Class A1R, 3.85% (3 mo. USD LIBOR + 1.12%), due 04/21/31(c) 144A	717,484
65,059		Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 4.10% (1 mo. USD LIBOR + 1.02%), due 10/25/33(c)	63,490
20,864		Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC7, Class M1, 4.13% (1 mo. USD LIBOR + 1.05%), due 06/25/33(c)	20,630
214,199		MVW Owner Trust, Series 2018-1A, Class A, 3.45%, due 01/21/36 144A	208,076
54,175		Navient Private Education Loan Trust, Series 2016-AA, Class A2A, 3.91%, due 12/15/45 144A	52,722
149,194		Navient Private Education Refi Student Loan Trust, Series 2019-FA, Class A2, 2.60%, due 08/15/68 144A	138,367
410,154		Navient Private Education Refi Student Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	372,861
289,545		Neighborly Issuer, Series 2022-1A, Class A2, 3.70%, due 01/30/52 144A	234,128
709,025		Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, due 04/30/51 144A	589,025
152,514		New Century Home Equity Loan Trust, Series 2003-A, Class A, 3.80% (1 mo. USD LIBOR + 0.72%), due 10/25/33(c) 144A	143,206
785,000		New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, due 10/20/61 144A	665,588
40	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
203,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, due 10/20/61 144A	170,097
2,643,000	NextGear Floorplan Master Owner Trust, Series 2022-1A, Class A2, 2.80%, due 03/15/27 144A	2,501,604
513,368	North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 0.92% (3 mo. USD LIBOR + 0.80%), due 07/25/36(c)	504,368
1,500,000	Northwoods Capital CLO 22, Ltd., Series 2020-22A, Class AR, 4.40% (3 mo. TSFR + 1.45%), due 09/01/31(c) 144A	1,470,941
111,891	NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1, Class A, 3.10%, due 07/25/26 144A	97,969
1,841,153	Oak Street Investment Grade Net Lease Fund, Series 2021-1A, Class A1, 1.48%, due 01/20/51 144A	1,628,105
731,408	Oak Street Investment Grade Net Lease Fund, Series 2021-2A, Class A1, 2.38%, due 11/20/51 144A	639,217
1,250,000	OCP CLO, Ltd., Series 2015-9A, Class A1R2, 2.10% (3 mo. TSFR + 1.25%), due 01/15/33(c) 144A	1,212,349
272,000	OCP CLO, Ltd., Series 2020-19A, Class AR, 3.86% (3 mo. USD LIBOR + 1.15%), due 10/20/34(c) 144A	260,105
1,000,000	OFSI BSL XI CLO, Ltd., Series 2022-11A, Class A1, 3.62% (3 mo. TSFR + 2.10%), due 07/18/31(c) 144A	989,690
87,641	Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, due 02/15/27 144A	86,778
2,340,084	OZLM Funding IV CLO, Ltd., Series 2013-4A, Class A1R, 4.01% (3 mo. USD LIBOR + 1.25%), due 10/22/30(c) 144A	2,291,121
247,297	OZLM XI CLO, Ltd., Series 2015-11A, Class A1R, 4.03% (3 mo. USD LIBOR + 1.25%), due 10/30/30(c) 144A	241,329
2,500,000	Palmer Square CLO, Ltd., Series 2015-1A, Class A1A4, 4.11% (3 mo. USD LIBOR + 1.13%), due 05/21/34(c) 144A	2,403,667
750,000	Palmer Square CLO, Ltd., Series 2018-2A, Class A1A, 3.84% (3 mo. USD LIBOR + 1.10%), due 07/16/31(c) 144A	733,894
2,000,000	Park Avenue Institutional Advisers CLO, Ltd., Series 2018-1A, Class A1A4, 3.71% (3 mo. USD LIBOR + 1.00%), due 10/20/31(c) 144A	1,936,824
337,000	PFS Financing Corp., Series 2020-E, Class A, 1.00%, due 10/15/25 144A	323,453
2,492,000	PFS Financing Corp., Series 2022-A, Class A, 2.47%, due 02/15/27 144A	2,343,601
1,329,000	Progress Residential Trust, Series 2019-SFR4, Class A, 2.69%, due 10/17/36 144A	1,264,057
1,311,728	Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, due 04/17/37 144A	1,215,323
1,363,186	Progress Residential Trust, Series 2021-SFR2, Class A, 1.55%, due 04/19/38 144A	1,191,193
246,000	Progress Residential Trust, Series 2021-SFR8, Class B, 1.68%, due 10/17/38 144A	210,683
1,570,000	Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, due 04/17/27	1,403,594
3,960	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 4.93%, due 08/25/35(d)	3,838
250,000	Romark CLO II, Ltd., Series 2018-2A, Class A1, 3.96% (3 mo. USD LIBOR + 1.18%), due 07/25/31(c) 144A	242,793
739,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, due 04/20/45 144A	701,882
251,536	Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46%, due 09/15/25	250,287
428,069	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, due 01/15/26	424,992
371,033	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.01%, due 01/15/26	366,774
400,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90%, due 06/15/26	389,755
800,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, due 07/15/27	754,310
700,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95%, due 09/15/27	676,359
900,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, due 02/16/27	860,020
600,000	Santander Drive Auto Receivables Trust, Series 2022-1, Class C, 2.56%, due 04/17/28	567,992
653,000	Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, due 01/26/32 144A	614,738
See accompanying Notes to the Financial Statements.	41

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
485,000	Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, due 07/25/49 144A	446,785
35,456	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A, 3.20%, due 01/20/36 144A	34,536
419,514	Silver Creek CLO, Ltd., Series 2014-1A, Class AR, 3.95% (3 mo. USD LIBOR + 1.24%), due 07/20/30(c) 144A	413,134
344,209	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.84%, due 06/15/37 144A	325,372
625,127	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.34%, due 03/17/53 144A	549,896
483,708	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	440,568
356,400	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, due 08/20/51 144A	285,030
651,777	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, due 02/25/44 144A	643,943
547,000	Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, due 10/25/44 144A	515,483
2,178,000	Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.88%, due 03/26/46 144A	1,880,826
186,307	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.67%, due 02/15/45 144A	148,661
1,007,387	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 08/25/51 144A	844,697
1,878,802	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, due 08/25/51 144A	1,506,887
1,000,000	TCW CLO, Ltd., Series 2019-2A, Class A1R, 3.76% (3 mo. TSFR + 1.28%), due 10/20/32(c) 144A	976,329
285,633	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, due 02/20/46 144A	236,898
1,204,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, due 11/25/31 144A	1,160,809
364,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, due 05/25/33 144A	332,672
2,200,000	Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, due 02/27/34 144A	1,940,590
417,000	Toyota Auto Receivables Owner Trust, Series 2022-A, Class A3, 1.23%, due 06/15/26	395,583
1,528,842	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, due 03/17/38 144A	1,406,972
2,667,000	Tricon Residential Trust, Series 2022-SFR2, Class A, 4.85%, due 07/17/40 144A	2,580,588
1,500,000	Trimaran Cavu CLO, Ltd., Series 2021-1A, Class A, 3.99% (3 mo. USD LIBOR + 1.21%), due 04/23/32(c) 144A	1,448,525
649,060	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, due 09/20/45 144A	559,848
584,575	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, due 03/20/46 144A	491,811
1,433,057	U.S. Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	1,354,962
1,033,925	U.S. Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	980,127
1,146,823	U.S. Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	1,068,202
551,185	U.S. Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	518,308
399,369	U.S. Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	373,903
2,182,263	U.S. Small Business Administration, Series 2019-25F, Class 1, 2.77%, due 06/01/44	1,978,516
874,204	U.S. Small Business Administration, Series 2020-25D, Class 1, 1.77%, due 04/01/45	741,887
2,011,420	U.S. Small Business Administration, Series 2022-25A, Class 1, 2.04%, due 01/01/47	1,715,612
2,534,000	U.S. Small Business Administration, Series 2022-25D, Class 1, 3.50%, due 04/01/47	2,361,267
1,741,000	U.S. Small Business Administration, Series 2022-25E, Class 1, 3.94%, due 05/01/47	1,674,454
2,711,000	U.S. Small Business Administration, Series 2022-25G, Class 1, 3.93%, due 07/01/47	2,593,711
2,332,000	Vantage Data Centers Issuers LLC, Series 2020-1A, Class A2, 1.65%, due 09/15/45 144A	2,051,802
404,000	Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, due 09/15/45 144A	337,268
123,217	VCP RRL ABS I, Ltd., Series 2021-1A, Class A, 2.15%, due 10/20/31 144A	112,036
42	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
500,000	Venture XIX CLO, Ltd., Series 2014-19A, Class ARR, 3.77% (3 mo. USD LIBOR + 1.26%), due 01/15/32(c) 144A	484,185
2,372,000	Verizon Master Trust, Series 2021-2, Class A, 0.99%, due 04/20/28	2,193,794
345,000	Verizon Master Trust, Series 2022-2, Class A, 1.53%, due 07/20/28	320,127
24,234	Verizon Owner Trust, Series 2019-B, Class A1A, 2.33%, due 12/20/23	24,215
425,066	VR Funding LLC, Series 2020-1A, Class A, 2.79%, due 11/15/50 144A	372,487
181,321	VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.33%, due 03/20/35 144A	173,554
500,000	Wellfleet CLO, Ltd., Series 2018-3A, Class A1A, 3.96% (3 mo. USD LIBOR + 1.25%), due 01/20/32(c) 144A	487,846
528,338	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	486,184
2,029,312	Wendy's Funding LLC, Series 2021-1A, Class A2I, 2.37%, due 06/15/51 144A	1,620,049
117,146	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	93,888
63,262	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.59%, due 07/15/24	63,232
839,710	World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, due 12/15/25	835,572
200,000	World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, due 12/15/25	197,456
200,000	World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, due 11/15/27	183,393
450,450	Zaxby's Funding LLC, Series 2021-1A, Class A2, 3.24%, due 07/30/51 144A	370,036
		158,390,020
	Corporate Debt — 33.6%
225,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	196,176
770,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/30 144A	608,208
1,546,000	AbbVie, Inc., 3.20%, due 11/21/29	1,354,692
300,000	AbbVie, Inc., 3.80%, due 03/15/25	290,823
450,000	AbbVie, Inc., 4.25%, due 11/21/49	361,822
2,268,000	AbbVie, Inc., 4.50%, due 05/14/35	2,022,563
640,000	AbbVie, Inc., 4.55%, due 03/15/35	575,086
170,000	AbbVie, Inc., 4.70%, due 05/14/45	144,302
290,000	AbbVie, Inc., 4.75%, due 03/15/45	249,836
200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 04/29/28 144A	170,055
323,000	Adani Ports & Special Economic Zone, Ltd., 3.10%, due 02/02/31 144A	232,646
203,000	AdaptHealth LLC, 5.13%, due 03/01/30 144A	167,698
436,000	Advantage Sales & Marketing, Inc., 6.50%, due 11/15/28 144A	346,182
1,340,000	Advocate Health & Hospitals Corp., 2.21%, due 06/15/30	1,088,629
150,000	AECOM, 5.13%, due 03/15/27	140,311
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	286,795
260,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	197,827
205,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, due 10/29/24	187,468
482,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, due 01/30/26(e)	412,708
2,036,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, due 10/29/26	1,720,104
432,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, due 08/14/24	406,611
1,600,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 04/03/26	1,494,471
322,000	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	254,253
370,000	Aetna, Inc., 4.75%, due 03/15/44	307,328
137,000	Affinity Gaming, 6.88%, due 12/15/27 144A	111,947
124,735	Air Canada Pass Through Trust, 3.70%, due 07/15/27 144A	110,651
623,126	Air Canada Pass Through Trust, 3.60%, due 09/15/28 144A	555,861
164,704	Air Canada Pass Through Trust, 4.13%, due 11/15/26 144A	145,716
298,000	Air Lease Corp., 2.10%, due 09/01/28	232,504
See accompanying Notes to the Financial Statements.	43

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
219,000	Air Lease Corp., 3.63%, due 12/01/27	189,763
270,000	Air Lease Corp., (MTN), 2.88%, due 01/15/26	241,953
1,750,000	Aker BP ASA, 2.00%, due 07/15/26 144A	1,511,563
250,000	Aker BP ASA, 3.00%, due 01/15/25 144A	234,423
473,000	Aker BP ASA, 3.10%, due 07/15/31 144A	371,026
2,065,000	Aker BP ASA, 3.75%, due 01/15/30 144A	1,758,296
842,000	Aker BP ASA, 4.00%, due 01/15/31 144A	715,699
134,084	Alaska Airlines Pass Through Trust, 8.00%, due 02/15/27 144A	132,910
325,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 3.50%, due 03/15/29 144A	262,654
200,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, due 10/15/26 144A	169,330
2,895,000	Alexandria Real Estate Equities, Inc. REIT, 2.00%, due 05/18/32	2,132,306
229,162	Alfa Desarrollo SpA, 4.55%, due 09/27/51 144A	151,768
847,000	Ally Financial, Inc., 5.13%, due 09/30/24	842,414
224,000	Altera Infrastructure, LP/Teekay Offshore Finance Corp., 8.50%, due 07/15/23(f) 144A	12,880
210,000	Altria Group, Inc., 3.40%, due 05/06/30	170,311
600,000	Altria Group, Inc., 3.40%, due 02/04/41	379,571
500,000	Amazon.com, Inc., 4.05%, due 08/22/47	423,209
2,540,000	Amazon.com, Inc., 4.10%, due 04/13/62	2,034,187
291,000	American Airlines Pass Through Trust, 2.88%, due 01/11/36	237,239
280,939	American Airlines Pass Through Trust, 3.15%, due 08/15/33	235,065
1,347,058	American Airlines Pass Through Trust, 3.38%, due 11/01/28	1,123,770
337,992	American Airlines Pass Through Trust, 3.50%, due 08/15/33	245,621
258,316	American Airlines Pass Through Trust, 3.60%, due 04/15/31	209,838
269,286	American Airlines Pass Through Trust, 3.65%, due 08/15/30	238,317
205,429	American Airlines Pass Through Trust, 3.70%, due 11/01/24	198,071
164,000	American Airlines Pass Through Trust, 3.95%, due 01/11/32	133,484
101,257	American Airlines Pass Through Trust, 4.00%, due 08/15/30	85,040
367,896	American Airlines Pass Through Trust, 4.10%, due 07/15/29	286,198
700,000	American Express Co., 3.40%, due 02/27/23	697,200
232,000	American Homes 4 Rent, LP REIT, 4.25%, due 02/15/28	214,007
365,000	American Tower Corp. REIT, 3.55%, due 07/15/27	330,054
754,000	American Tower Corp. REIT, 3.80%, due 08/15/29	662,465
575,000	American Water Capital Corp., 2.80%, due 05/01/30	486,677
365,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.50%, due 05/20/25	339,439
250,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.88%, due 08/20/26	226,893
490,000	AmerisourceBergen Corp., 2.80%, due 05/15/30	405,738
1,120,000	Amgen, Inc., 2.80%, due 08/15/41	767,220
2,664,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	2,321,499
600,000	Anheuser-Busch InBev Finance, Inc., 4.00%, due 01/17/43	466,001
385,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 04/15/48	319,962
260,000	Antero Midstream Partners, LP/Antero Midstream Finance Corp., 5.38%, due 06/15/29 144A	230,082
250,000	Antero Midstream Partners, LP/Antero Midstream Finance Corp., 7.88%, due 05/15/26 144A	251,582
94,000	Antero Resources Corp., 5.38%, due 03/01/30(e) 144A	84,722
750,000	Apple, Inc., 3.85%, due 08/04/46	621,935
770,000	Apple, Inc., 4.10%, due 08/08/62	632,339
980,000	AptarGroup, Inc., 3.60%, due 03/15/32	804,913
1,515,000	Aptiv Plc/Aptiv Corp., 3.25%, due 03/01/32(e)	1,208,067
44	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
291,000	APX Group, Inc., 5.75%, due 07/15/29(e) 144A	230,687
225,000	Aquarion Co., 4.00%, due 08/15/24(e) 144A	219,359
178,000	Arconic Corp., 6.13%, due 02/15/28 144A	157,631
614,000	Ares Capital Corp., 2.15%, due 07/15/26	515,283
389,000	Ares Capital Corp., 2.88%, due 06/15/28	306,770
448,000	Ares Capital Corp., 3.88%, due 01/15/26	408,068
350,000	Ares Capital Corp., 4.20%, due 06/10/24	339,114
55,000	Asbury Automotive Group, Inc., 4.63%, due 11/15/29 144A	44,104
200,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30	156,517
710,000	Ascension Health, 2.53%, due 11/15/29	601,351
150,000	Ascension Health, 3.11%, due 11/15/39	113,789
441,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 06/30/29(e) 144A	393,284
247,000	Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	181,905
290,000	Ashtead Capital, Inc., 4.38%, due 08/15/27 144A	266,648
2,569,000	AT&T, Inc., 2.30%, due 06/01/27	2,249,122
2,108,000	AT&T, Inc., 2.55%, due 12/01/33	1,562,678
1,672,000	AT&T, Inc., 3.50%, due 06/01/41	1,207,802
1,140,000	AT&T, Inc., 3.50%, due 09/15/53(e)	761,485
998,000	AT&T, Inc., 3.65%, due 06/01/51	676,945
410,000	AT&T, Inc., 3.65%, due 09/15/59	266,495
25,000	AT&T, Inc., 4.30%, due 02/15/30	22,870
700,000	AT&T, Inc., 4.42% (3 mo. USD LIBOR + 1.18%), due 06/12/24(c)	702,858
144,000	Atento Luxco 1 SA, 8.00%, due 02/10/26 144A	63,024
276,000	Athene Holding, Ltd., 3.50%, due 01/15/31	221,405
200,302	Atlantica Transmision Sur SA, 6.88%, due 04/30/43 144A	199,301
168,000	Autodesk, Inc., 2.85%, due 01/15/30	141,180
249,000	AutoNation, Inc., 4.75%, due 06/01/30	219,294
1,300,000	Bacardi, Ltd., 4.70%, due 05/15/28 144A	1,216,845
942,000	BAE Systems Finance, Inc., 7.50%, due 07/01/27 144A	1,002,376
696,000	BAE Systems Holdings, Inc., 3.85%, due 12/15/25 144A	663,320
1,309,000	BAE Systems Plc, 3.40%, due 04/15/30 144A	1,135,107
175,000	Ball Corp., 3.13%, due 09/15/31(e)	132,288
200,000	Banco Santander SA, 1.85%, due 03/25/26	172,917
380,000	Banco Santander SA, 4.38%, due 04/12/28	339,488
265,000	Bank of America Corp., 1.66% (SOFR + 0.91%), due 03/11/27(c)	229,860
958,000	Bank of America Corp., 1.73% (SOFR + 0.96%), due 07/22/27(c)	822,821
1,310,000	Bank of America Corp., 2.30% (SOFR + 1.22%), due 07/21/32(c)	980,690
617,000	Bank of America Corp., 2.59% (SOFR + 2.15%), due 04/29/31(c)	489,938
3,371,000	Bank of America Corp., 2.69% (SOFR + 1.32%), due 04/22/32(c)	2,635,767
730,000	Bank of America Corp., 3.85% (5 yr. CMT + 2.00%), due 03/08/37(c)	589,936
877,000	Bank of America Corp., 4.24% (3 mo. USD LIBOR + 1.81%), due 04/24/38(c)	724,538
1,945,000	Bank of America Corp., 4.95% (SOFR + 2.04%), due 07/22/28(c)	1,870,840
160,000	Bank of America Corp., 5.13% (3 mo. USD LIBOR + 3.29%)(c) (g)	149,612
1,036,000	Bank of America Corp., 6.30% (3 mo. USD LIBOR + 4.55%)(c) (e) (g)	1,022,843
2,590,000	Bank of America Corp., (MTN), 2.09% (SOFR + 1.06%), due 06/14/29(c) (e)	2,106,745
610,000	Bank of America Corp., (MTN), 2.50% (3 mo. USD LIBOR + 0.99%), due 02/13/31(c)	482,013
160,000	Bank of America Corp., (MTN), 2.88% (3 mo. USD LIBOR + 1.19%), due 10/22/30(c)	131,378
584,000	Bank of America Corp., (MTN), 3.25%, due 10/21/27	524,123
See accompanying Notes to the Financial Statements.	45

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
755,000	Bank of America Corp., (MTN), 3.59% (3 mo. USD LIBOR + 1.37%), due 07/21/28(c)	682,628
783,000	Bank of America Corp., (MTN), 3.95%, due 04/21/25	755,688
210,000	Bank of America Corp., (MTN), 4.27% (3 mo. USD LIBOR + 1.31%), due 07/23/29(c)	191,788
213,000	Bank of America Corp., (MTN), 4.33% (3 mo. USD LIBOR + 1.52%), due 03/15/50(c)	168,477
825,000	Bank of America Corp., (MTN), 4.45%, due 03/03/26	795,798
256,000	Barclays Plc, 1.01% (1 yr. CMT + 0.80%), due 12/10/24(c)	241,097
575,000	Barclays Plc, 3.93% (3 mo. USD LIBOR + 1.61%), due 05/07/25(c)	553,403
446,000	Barclays Plc, 4.38% (5 yr. CMT + 3.41%)(c) (g)	275,985
400,000	Barclays Plc, 4.97% (3 mo. USD LIBOR + 1.90%), due 05/16/29(c)	360,526
1,032,000	Barclays Plc, 5.30% (1 yr. CMT + 2.30%), due 08/09/26(c)	992,202
265,000	Barclays Plc, 8.00% (5 yr. CMT + 5.43%)(c) (g)	232,590
390,000	BAT Capital Corp., 3.56%, due 08/15/27	343,007
270,000	Bayer US Finance II LLC, 4.20%, due 07/15/34 144A	228,179
209,000	Beacon Roofing Supply, Inc., 4.13%, due 05/15/29(e) 144A	169,542
605,000	Berkshire Hathaway Energy Co., 3.70%, due 07/15/30	545,096
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	84,951
1,312,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,344,658
1,530,000	Berry Global, Inc., 1.57%, due 01/15/26	1,335,528
1,408,000	Blackstone Holdings Finance Co. LLC, 1.63%, due 08/05/28 144A	1,138,108
1,015,000	Blackstone Holdings Finance Co. LLC, 2.80%, due 09/30/50 144A	609,860
542,000	Blackstone Holdings Finance Co. LLC, 3.15%, due 10/02/27 144A	488,516
596,000	Blackstone Private Credit Fund, 2.35%, due 11/22/24	544,288
373,000	Blackstone Private Credit Fund, 2.70%, due 01/15/25	338,454
88,000	Blackstone Private Credit Fund, 3.25%, due 03/15/27	72,962
517,000	Blackstone Private Credit Fund, 4.00%, due 01/15/29	414,655
140,000	Block, Inc., 3.50%, due 06/01/31(e)	108,819
304,000	BlueLinx Holdings, Inc., 6.00%, due 11/15/29 144A	239,040
1,536,000	BMW US Capital LLC, 3.45%, due 04/01/27 144A	1,431,109
700,000	BNP Paribas SA, 1.68% (SOFR + 0.91%), due 06/30/27(c) 144A	592,935
260,000	BNP Paribas SA, 2.16% (SOFR + 1.22%), due 09/15/29(c) 144A	203,675
200,000	BNP Paribas SA, 2.22% (SOFR + 2.07%), due 06/09/26(c) 144A	179,987
455,000	BNP Paribas SA, 3.13% (SOFR + 1.56%), due 01/20/33(c) 144A	345,839
310,000	BNP Paribas SA, 3.38%, due 01/09/25 144A	295,188
210,000	BOC Aviation USA Corp., 1.63%, due 04/29/24 144A	198,414
2,080,000	Boeing Co. (The), 2.20%, due 02/04/26	1,847,727
282,000	Boeing Co. (The), 3.20%, due 03/01/29	235,814
190,000	Boeing Co. (The), 3.90%, due 05/01/49	124,565
295,000	Boeing Co. (The), 3.95%, due 08/01/59(e)	184,007
1,065,000	Boeing Co. (The), 5.04%, due 05/01/27	1,027,419
3,094,000	Boeing Co. (The), 5.15%, due 05/01/30	2,865,732
470,000	Boeing Co. (The), 5.81%, due 05/01/50	409,478
574,000	Booking Holdings, Inc., 4.63%, due 04/13/30	540,445
388,000	BPCE SA, 4.50%, due 03/15/25 144A	368,806
222,000	Braskem Idesa SAPI, 6.99%, due 02/20/32 144A	148,740
527,000	Braskem Netherlands Finance BV, 5.88%, due 01/31/50(e) 144A	374,505
230,000	BRF SA, 5.75%, due 09/21/50 144A	159,019
500,000	Bristol-Myers Squibb Co., 3.90%, due 03/15/62	379,047
55,000	Bristol-Myers Squibb Co., 4.13%, due 06/15/39	48,227
118,795	British Airways Pass Through Trust, 4.13%, due 03/20/33 144A	98,584
46	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
115,847	British Airways Pass Through Trust, 4.25%, due 05/15/34 144A	104,556
133,451	British Airways Pass Through Trust, 4.63%, due 12/20/25 144A	129,823
73,429	British Airways Pass Through Trust, 8.38%, due 11/15/28 144A	74,387
1,055,000	Brixmor Operating Partnership, LP REIT, 2.50%, due 08/16/31	770,327
249,000	Broadcom, Inc., 3.14%, due 11/15/35 144A	174,997
605,000	Broadcom, Inc., 3.19%, due 11/15/36 144A	415,084
1,517,000	Broadcom, Inc., 3.42%, due 04/15/33 144A	1,160,647
1,966,000	Broadcom, Inc., 4.11%, due 09/15/28	1,773,552
1,638,000	Broadcom, Inc., 4.75%, due 04/15/29	1,530,045
1,171,000	Brookfield Finance, Inc., 2.72%, due 04/15/31	931,752
162,000	Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 5.00%, due 06/15/29 144A	120,119
323,000	Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	248,484
32,000	Builders FirstSource, Inc., 5.00%, due 03/01/30 144A	27,248
235,000	Builders FirstSource, Inc., 6.38%, due 06/15/32 144A	209,300
99,000	Cable One, Inc., 4.00%, due 11/15/30 144A	77,239
137,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, due 07/01/25 144A	132,369
750,000	Calpine Corp., 3.75%, due 03/01/31 144A	588,090
636,000	Canadian Pacific Railway Co., 3.00%, due 12/02/41	452,045
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(h)	482,139
556,000	Cantor Fitzgerald, LP, 4.88%, due 05/01/24 144A	543,475
504,000	Capital One Financial Corp., 1.34% (SOFR + 0.69%), due 12/06/24(c)	478,981
1,595,000	Capital One Financial Corp., 3.30%, due 10/30/24	1,538,029
221,000	Capital One Financial Corp., 4.93% (SOFR + 2.06%), due 05/10/28(c) (e)	210,771
113,000	CCM Merger, Inc., 6.38%, due 05/01/26 144A	103,328
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, due 03/01/23 144A	472,862
220,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 06/01/33 144A	163,046
160,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	140,400
134,000	CDW LLC/CDW Finance Corp., 3.25%, due 02/15/29	108,996
581,000	CDW LLC/CDW Finance Corp., 3.57%, due 12/01/31	453,440
450,000	CDW LLC/CDW Finance Corp., 5.50%, due 12/01/24	448,105
204,000	Celulosa Arauco y Constitucion SA, 3.88%, due 11/02/27	177,923
340,000	Cemex SAB de CV, 3.88%, due 07/11/31 144A	268,394
279,000	Cemex SAB de CV, 5.20%, due 09/17/30 144A	241,341
140,000	Cenovus Energy, Inc., 3.75%, due 02/15/52(e)	95,208
240,000	Cenovus Energy, Inc., 5.40%, due 06/15/47(e)	206,166
454,000	Centene Corp., 3.00%, due 10/15/30	360,508
209,000	Centene Corp., 3.38%, due 02/15/30	171,312
103,000	Centene Corp., 4.25%, due 12/15/27	94,433
335,000	CenterPoint Energy, Inc., 3.70%, due 09/01/49	240,161
391,000	Century Communities, Inc., 3.88%, due 08/15/29 144A	300,581
278,000	Century Communities, Inc., 6.75%, due 06/01/27	260,197
475,000	CGI, Inc., 1.45%, due 09/14/26	411,258
125,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, due 02/01/32(e)	89,458
750,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, due 04/01/31	568,209
857,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 06/01/52	532,614
See accompanying Notes to the Financial Statements.	47

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
962,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	865,267
1,229,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 03/01/50	889,757
270,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 05/01/47	209,547
1,021,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, due 04/01/48	826,763
1,964,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	1,805,361
1,025,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	906,034
679,000	Cheniere Energy Partners, LP, 4.00%, due 03/01/31	570,693
568,000	Cheniere Energy Partners, LP, 4.50%, due 10/01/29	501,371
643,000	Chevron Corp., 2.00%, due 05/11/27	570,626
290,000	Choice Hotels International, Inc., 3.70%, due 12/01/29	244,812
295,000	Choice Hotels International, Inc., 3.70%, due 01/15/31	245,621
2,885,000	Cigna Corp., 3.40%, due 03/01/27	2,655,976
660,000	Cigna Corp., 4.38%, due 10/15/28	623,869
295,000	Cigna Corp., 4.80%, due 07/15/46	253,224
701,000	Cimpress Plc, 7.00%, due 06/15/26 144A	478,033
859,000	Citigroup, Inc., 2.56% (SOFR + 1.17%), due 05/01/32(c)	660,517
863,000	Citigroup, Inc., 3.20%, due 10/21/26	791,520
3,626,000	Citigroup, Inc., 3.40%, due 05/01/26	3,384,535
625,000	Citigroup, Inc., 3.52% (3 mo. USD LIBOR + 1.15%), due 10/27/28(c)	558,708
310,000	Citigroup, Inc., 3.67% (3 mo. USD LIBOR + 1.39%), due 07/24/28(c)	279,473
1,585,000	Citigroup, Inc., 3.89% (3 mo. USD LIBOR + 1.56%), due 01/10/28(c)	1,460,456
1,400,000	Citigroup, Inc., 4.08% (3 mo. USD LIBOR + 1.19%), due 04/23/29(c)	1,268,790
180,000	Citigroup, Inc., 4.40%, due 06/10/25	175,159
440,000	Citigroup, Inc., 4.41% (SOFR + 3.91%), due 03/31/31(c)	395,380
1,176,000	Citigroup, Inc., 4.60%, due 03/09/26	1,147,878
1,228,000	Citigroup, Inc., 4.70% (SOFR + 3.23%)(c) (g)	990,014
596,000	Citigroup, Inc., 6.25% (3 mo. USD LIBOR + 4.52%)(c) (g)	571,564
875,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30	716,654
524,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14(e) (h)	444,570
194,000	CNA Financial Corp., 2.05%, due 08/15/30	148,334
197,000	CNO Financial Group, Inc., 5.25%, due 05/30/25	194,684
710,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	662,578
91,000	CNX Resources Corp., 7.38%, due 01/15/31 144A	89,204
18,000	Comcast Corp., 2.89%, due 11/01/51	11,302
429,000	Comcast Corp., 3.30%, due 04/01/27	398,452
1,007,000	Comcast Corp., 3.40%, due 04/01/30	886,835
2,400,000	Comcast Corp., 3.95%, due 10/15/25	2,333,622
5,000	Comcast Corp., 3.97%, due 11/01/47	3,838
5,000	Comcast Corp., 6.50%, due 11/15/35	5,345
600,000	Comision Federal de Electricidad, 4.69%, due 05/15/29 144A	503,196
1,419,000	CommonSpirit Health, 2.76%, due 10/01/24	1,351,405
357,000	CommonSpirit Health, 4.19%, due 10/01/49	268,049
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	281,461
531,000	Connect Finco SARL/Connect US Finco LLC, 6.75%, due 10/01/26 144A	465,099
48	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
280,000	Consensus Cloud Solutions, Inc., 6.50%, due 10/15/28 144A	238,211
65,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	50,353
350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	290,955
385,000	Constellation Brands, Inc., 2.25%, due 08/01/31	296,187
141,000	Continental Resources, Inc., 4.50%, due 04/15/23	140,468
269,000	Continental Resources, Inc., 4.90%, due 06/01/44	192,470
332,000	Coruripe Netherlands BV, 10.00%, due 02/10/27 144A	284,690
571,000	CoStar Group, Inc., 2.80%, due 07/15/30 144A	451,545
970,000	Cox Communications, Inc., 2.60%, due 06/15/31 144A	754,485
3,321,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	3,061,351
1,750,000	Cox Communications, Inc., 3.50%, due 08/15/27 144A	1,604,809
320,000	Credit Agricole SA, 2.81%, due 01/11/41(i)	190,267
786,000	Credit Agricole SA, 3.25%, due 01/14/30 144A	622,496
250,000	Credit Agricole SA, 3.75%, due 04/24/23 144A	248,228
380,000	Credit Agricole SA, 7.88% (5 yr. USD swap + 4.90%)(c) (g) 144A	365,477
2,278,000	Credit Suisse Group AG, 1.31% (SOFR + 0.98%), due 02/02/27(c) 144A	1,855,067
238,000	Crown Castle, Inc., 3.80%, due 02/15/28	215,740
270,000	CSC Holdings LLC, 3.38%, due 02/15/31(e) 144A	190,778
247,000	CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25(e) 144A	215,768
72,000	CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25 144A	62,896
234,364	CSI Compressco, LP/CSI Compressco Finance, Inc., 10.00% (10.00% Cash or 7.25% plus 3.50% PIK), due 04/01/26 144A	204,984
1,615,000	CSL Finance Plc, 3.85%, due 04/27/27 144A	1,530,474
428,000	CVS Health Corp., 3.75%, due 04/01/30	381,259
203,000	CVS Health Corp., 4.30%, due 03/25/28	191,818
470,000	CVS Health Corp., 4.78%, due 03/25/38	412,962
451,000	CVS Health Corp., 5.05%, due 03/25/48	398,235
130,000	CVS Health Corp., 5.13%, due 07/20/45	114,127
1,059,154	CVS Pass-Through Trust, 5.77%, due 01/10/33 144A	1,025,949
570,939	CVS Pass-Through Trust, 6.94%, due 01/10/30	588,079
1,579,502	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	1,670,975
229,000	DAE Funding LLC, 2.63%, due 03/20/25 144A	210,222
375,000	Dana, Inc., 4.50%, due 02/15/32(e)	268,203
446,000	DaVita, Inc., 3.75%, due 02/15/31 144A	318,821
422,000	DaVita, Inc., 4.63%, due 06/01/30 144A	327,559
226,000	DCP Midstream Operating, LP, 5.85% (3 mo. USD LIBOR + 3.85%), due 05/21/43(c) (e) 144A	217,404
77,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 02/01/28(e) 144A	67,990
478,000	Dell International LLC/EMC Corp., 3.45%, due 12/15/51 144A	272,891
951,000	Dell International LLC/EMC Corp., 4.90%, due 10/01/26	917,410
386,000	Dell International LLC/EMC Corp., 5.30%, due 10/01/29	360,174
224,000	Dell International LLC/EMC Corp., 5.85%, due 07/15/25	225,939
1,274,837	Delta Air Lines Pass Through Trust, 2.00%, due 12/10/29	1,082,922
834,000	Delta Air Lines, Inc., 2.90%, due 10/28/24(e)	773,613
85,000	Delta Air Lines, Inc., 3.80%, due 04/19/23	84,259
445,000	Delta Air Lines, Inc., 4.38%, due 04/19/28(e)	375,985
86,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, due 10/20/25 144A	83,528
392,525	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, due 10/20/28 144A	366,117
739,000	Deutsche Bank AG, 0.96%, due 11/08/23	703,516
See accompanying Notes to the Financial Statements.	49

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
427,000		Deutsche Bank AG, 2.31% (SOFR + 1.22%), due 11/16/27(c)	346,882
305,000	EUR	DH Europe Finance II SARL, 1.35%, due 09/18/39	197,951
560,000		Diageo Capital Plc, 2.13%, due 04/29/32	433,935
321,000		Diamondback Energy, Inc., 3.13%, due 03/24/31(e)	260,851
865,000		Diamondback Energy, Inc., 3.25%, due 12/01/26	798,897
373,000		Digital Realty Trust, LP REIT, 3.60%, due 07/01/29(e)	327,530
1,121,000		Digital Realty Trust, LP REIT, 3.70%, due 08/15/27(e)	1,040,300
158,000		Discover Financial Services, 4.10%, due 02/09/27	145,487
1,700,000		Dollar General Corp., 5.00%, due 11/01/32	1,637,356
115,000		Dominion Energy, Inc., 2.85%, due 08/15/26	105,181
311,000		Dominion Energy, Inc., 3.38%, due 04/01/30	267,924
285,000		DPL, Inc., 4.13%, due 07/01/25	262,653
850,000		DTE Electric Co., 2.25%, due 03/01/30	701,912
1,804,000		DTE Electric Securitization Funding I LLC, 2.64%, due 12/01/27	1,719,808
1,740,000		DTE Energy Co., 1.05%, due 06/01/25	1,559,347
411,000		Duke Energy Carolinas LLC, 3.95%, due 03/15/48	325,061
420,000		Duke Energy Florida LLC, 3.40%, due 10/01/46(e)	297,084
195,000		Duke Energy Progress LLC, 3.70%, due 10/15/46	147,607
787,000		eBay, Inc., 2.70%, due 03/11/30(e)	642,129
213,000		Ecopetrol SA, 6.88%, due 04/29/30	179,381
174,000		Edgewell Personal Care Co., 4.13%, due 04/01/29 144A	144,774
152,000		Edgewell Personal Care Co., 5.50%, due 06/01/28 144A	136,112
546,000		EIG Pearl Holdings SARL, 3.55%, due 08/31/36 144A	437,068
190,000		El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	212,419
300,000		Elevance Health, Inc., 3.60%, due 03/15/51	214,751
5,000		Elevance Health, Inc., 5.10%, due 01/15/44	4,553
42,000		Embraer Netherlands Finance BV, 5.05%, due 06/15/25	40,032
250,000		Embraer Overseas, Ltd., 5.70%, due 09/16/23 144A	250,965
450,000		Emera US Finance, LP, 3.55%, due 06/15/26	418,459
87,000		Empire Communities Corp., 7.00%, due 12/15/25 144A	72,292
457,000		Enbridge, Inc., 5.50% (3 mo. USD LIBOR + 3.42%), due 07/15/77(c) (e)	402,613
470,000		Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(c)	414,657
442,000		Enbridge, Inc., 6.25% (3 mo. USD LIBOR + 3.64%), due 03/01/78(c)	397,801
148,000		Encompass Health Corp., 4.50%, due 02/01/28	127,069
126,000		Encompass Health Corp., 4.63%, due 04/01/31	99,824
225,000		Endeavor Energy Resources, LP/EER Finance, Inc., 5.75%, due 01/30/28 144A	214,505
230,000		Energean Israel Finance, Ltd., 4.50%, due 03/30/24(j) 144A	216,775
365,000		Energean Israel Finance, Ltd., 4.88%, due 03/30/26(j) 144A	323,937
106,000		Energean Israel Finance, Ltd., 5.38%, due 03/30/28(j) 144A	90,365
185,000		Energean Israel Finance, Ltd., 5.88%, due 03/30/31(j) 144A	152,162
922,000		Energy Transfer, LP, 3.45%, due 01/15/23	917,308
302,000		Energy Transfer, LP, 4.20%, due 04/15/27	279,716
580,000		Energy Transfer, LP, 5.15%, due 03/15/45	457,934
1,050,000		Energy Transfer, LP, 5.25%, due 04/15/29	988,854
150,000		Energy Transfer, LP, 5.30%, due 04/01/44	120,491
450,000		Energy Transfer, LP, 5.30%, due 04/15/47	360,207
501,000		Energy Transfer, LP, 5.40%, due 10/01/47	406,946
1,352,000		Energy Transfer, LP, 5.50%, due 06/01/27	1,318,696
340,000		Energy Transfer, LP, 6.25%, due 04/15/49	302,630
50	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
545,000	Energy Transfer, LP, 6.50% (5 yr. CMT + 5.69%)(c) (g)	476,114
302,000	Enova International, Inc., 8.50%, due 09/15/25 144A	265,174
1,100,000	Enterprise Products Operating LLC, 4.90%, due 05/15/46	938,067
939,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD LIBOR + 3.03%), due 08/16/77(c) (e)	786,073
80,000	EQM Midstream Partners, LP, 7.50%, due 06/01/27 144A	76,382
56,000	EQM Midstream Partners, LP, 7.50%, due 06/01/30(e) 144A	53,008
115,000	EQT Corp., 5.68%, due 10/01/25(k)	114,435
178,000	EQT Corp., 7.00%, due 02/01/30(d)	184,113
1,215,000	Equifax, Inc., 5.10%, due 12/15/27	1,177,511
494,000	Equinix, Inc. REIT, 1.55%, due 03/15/28	397,927
268,000	Equinix, Inc. REIT, 1.80%, due 07/15/27	224,372
864,000	Equinix, Inc. REIT, 2.50%, due 05/15/31(e)	666,629
258,000	Equinix, Inc. REIT, 3.20%, due 11/18/29(e)	218,474
460,000	Essential Utilities, Inc., 2.70%, due 04/15/30	377,226
925,000	Essex Portfolio, LP REIT, 1.70%, due 03/01/28	750,542
1,320,000	Eversource Energy, 2.90%, due 10/01/24	1,266,757
1,250,000	Eversource Energy, 2.90%, due 03/01/27	1,136,088
1,066,000	Exelon Corp., 3.35%, due 03/15/32(e) 144A	895,328
285,000	Exelon Corp., 4.70%, due 04/15/50	239,173
1,128,000	Exelon Corp., 5.10%, due 06/15/45	1,007,882
375,000	Expedia Group, Inc., 2.95%, due 03/15/31	291,437
509,000	Expedia Group, Inc., 4.63%, due 08/01/27	478,799
632,000	Expedia Group, Inc., 5.00%, due 02/15/26	622,179
1,000,000	Fairfax Financial Holdings, Ltd., 5.63%, due 08/16/32 144A	923,625
600,000	Falabella SA, 4.38%, due 01/27/25 144A	580,938
1,328,000	Ferguson Finance Plc, 3.25%, due 06/02/30 144A	1,093,790
2,130,000	Ferguson Finance Plc, 4.50%, due 10/24/28 144A	1,975,237
219,000	Fifth Third Bancorp, 5.10% (3 mo. USD LIBOR + 3.03%)(c) (g)	197,700
135,000	First Quantum Minerals, Ltd., 6.88%, due 03/01/26 144A	124,733
245,000	First Quantum Minerals, Ltd., 6.88%, due 10/15/27 144A	221,046
200,000	First Quantum Minerals, Ltd., 7.50%, due 04/01/25 144A	192,757
194,000	FirstEnergy Corp., 2.65%, due 03/01/30	156,908
1,815,000	Florida Power & Light Co., 2.45%, due 02/03/32	1,476,270
270,000	Flowserve Corp., 3.50%, due 10/01/30(e)	222,483
196,000	Ford Motor Co., 3.25%, due 02/12/32	141,523
175,000	Ford Motor Co., 4.75%, due 01/15/43	116,383
915,000	Ford Motor Credit Co. LLC, 3.35%, due 11/01/22	914,986
215,000	Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	168,179
606,000	Ford Motor Credit Co. LLC, 4.13%, due 08/17/27	522,899
720,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	626,411
273,000	Freedom Mortgage Corp., 8.13%, due 11/15/24 144A	239,380
493,000	Freeport-McMoRan, Inc., 4.25%, due 03/01/30	422,235
350,000	Freeport-McMoRan, Inc., 4.63%, due 08/01/30	307,405
584,000	Freeport-McMoRan, Inc., 5.45%, due 03/15/43	488,262
826,000	Fresenius Medical Care US Finance III, Inc., 2.38%, due 02/16/31(e) 144A	601,446
389,000	FS Luxembourg SARL, 10.00%, due 12/15/25 144A	393,301
163,000	Full House Resorts, Inc., 8.25%, due 02/15/28(e) 144A	146,935
2,747,000	GA Global Funding Trust, 3.85%, due 04/11/25 144A	2,619,959
See accompanying Notes to the Financial Statements.	51

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
100,000	Gap, Inc. (The), 3.63%, due 10/01/29(e) 144A	65,158
100,000	Gap, Inc. (The), 3.88%, due 10/01/31(e) 144A	63,796
186,000	Garda World Security Corp., 6.00%, due 06/01/29 144A	136,737
125,000	Gartner, Inc., 3.63%, due 06/15/29 144A	104,332
540,000	Gartner, Inc., 4.50%, due 07/01/28 144A	483,627
203,000	GCI LLC, 4.75%, due 10/15/28 144A	168,951
305,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	273,652
233,000	GEMS MENASA Cayman, Ltd./GEMS Education Delaware LLC, 7.13%, due 07/31/26 144A	219,161
820,000	General Dynamics Corp., 4.25%, due 04/01/50	713,629
440,000	General Motors Co., 5.00%, due 04/01/35	361,727
596,000	General Motors Co., 5.40%, due 10/15/29	550,309
205,000	General Motors Co., 5.40%, due 04/01/48	160,481
450,000	General Motors Co., 6.25%, due 10/02/43	392,060
2,781,000	General Motors Financial Co., Inc., 2.40%, due 10/15/28(e)	2,200,433
605,000	General Motors Financial Co., Inc., 2.90%, due 02/26/25	565,883
430,000	General Motors Financial Co., Inc., 3.10%, due 01/12/32(e)	324,893
1,474,000	General Motors Financial Co., Inc., 3.60%, due 06/21/30	1,195,707
261,000	GFL Environmental, Inc., 4.38%, due 08/15/29 144A	218,112
275,000	Global Infrastructure Solutions, Inc., 5.63%, due 06/01/29 144A	204,016
325,000	Globo Comunicacao e Participacoes SA, 4.88%, due 01/22/30 144A	245,024
239,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 3.25%, due 01/15/32	180,155
211,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 4.00%, due 01/15/30	176,655
1,000,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 4.00%, due 01/15/31	818,721
582,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 5.38%, due 04/15/26	557,440
1,350,000	Goldman Sachs Group, Inc. (The), 0.86% (SOFR + 0.61%), due 02/12/26(c)	1,205,278
975,000	Goldman Sachs Group, Inc. (The), 1.43% (SOFR + 0.80%), due 03/09/27(c)	839,097
1,100,000	Goldman Sachs Group, Inc. (The), 1.54% (SOFR + 0.82%), due 09/10/27(c)	930,443
720,000	Goldman Sachs Group, Inc. (The), 2.38% (SOFR + 1.25%), due 07/21/32(c)	543,704
1,755,000	Goldman Sachs Group, Inc. (The), 2.62% (SOFR + 1.28%), due 04/22/32(c)	1,362,407
566,000	Goldman Sachs Group, Inc. (The), 2.65% (SOFR + 1.26%), due 10/21/32(c)	434,491
890,000	Goldman Sachs Group, Inc. (The), 3.10% (SOFR + 1.41%), due 02/24/33(c)	707,966
1,200,000	Goldman Sachs Group, Inc. (The), 3.27% (3 mo. USD LIBOR + 1.20%), due 09/29/25(c)	1,143,702
140,000	Goldman Sachs Group, Inc. (The), 3.50%, due 01/23/25	134,676
85,000	Goldman Sachs Group, Inc. (The), 3.75%, due 02/25/26	80,593
1,131,000	Goldman Sachs Group, Inc. (The), 3.80%, due 03/15/30	982,227
815,000	Goldman Sachs Group, Inc. (The), 3.81% (3 mo. USD LIBOR + 1.16%), due 04/23/29(c)	723,718
1,581,000	Goldman Sachs Group, Inc. (The), 3.85%, due 01/26/27	1,470,872
125,000	Goldman Sachs Group, Inc. (The), 5.30% (3 mo. USD LIBOR + 3.83%)(c) (g)	116,287
370,000	Graphic Packaging International LLC, 3.50%, due 03/01/29 144A	305,020
275,000	Graphic Packaging International LLC, 4.13%, due 08/15/24	264,344
14,000	Group 1 Automotive, Inc., 4.00%, due 08/15/28 144A	11,304
942,000	H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	741,453
389,000	HCA, Inc., 4.13%, due 06/15/29	341,667
410,000	HCA, Inc., 4.38%, due 03/15/42 144A	307,283
418,000	HCA, Inc., 5.25%, due 04/15/25	409,908
332,000	HCA, Inc., 5.25%, due 06/15/26	321,199
25,000	HCA, Inc., 5.38%, due 02/01/25	24,731
275,000	HCA, Inc., (MTN), 7.75%, due 07/15/36	297,774
52	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
646,000	Healthpeak Properties, Inc. REIT, 3.25%, due 07/15/26	602,458
89,000	Hess Midstream Operations, LP, 4.25%, due 02/15/30 144A	72,058
43,000	Hess Midstream Operations, LP, 5.50%, due 10/15/30 144A	36,969
150,000	Hilcorp Energy I, LP/Hilcorp Finance Co., 6.00%, due 04/15/30 144A	131,064
200,000	Hilcorp Energy I, LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	177,454
167,000	Hillenbrand, Inc., 3.75%, due 03/01/31	129,349
274,000	Hilton Domestic Operating Co., Inc., 3.63%, due 02/15/32 144A	210,308
212,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.88%, due 07/01/31 144A	162,131
265,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, due 06/01/29 144A	214,272
777,000	Home Depot, Inc. (The), 3.30%, due 04/15/40	596,210
588,000	Home Depot, Inc. (The), 3.63%, due 04/15/52	445,095
597,000	Host Hotels & Resorts, LP REIT, 3.38%, due 12/15/29	484,413
412,000	Host Hotels & Resorts, LP REIT, 3.50%, due 09/15/30	329,091
260,000	Host Hotels & Resorts, LP REIT, 4.50%, due 02/01/26	247,136
69,000	Hudbay Minerals, Inc., 4.50%, due 04/01/26 144A	57,437
368,000	Huntington Ingalls Industries, Inc., 4.20%, due 05/01/30	325,195
390,000	Huntsman International LLC, 2.95%, due 06/15/31	294,036
870,000	Huntsman International LLC, 4.50%, due 05/01/29	768,083
248,000	Hyatt Hotels Corp., 6.00%, due 04/23/30(d)	240,740
517,000	Hyundai Capital America, 1.00%, due 09/17/24 144A	472,735
220,000	Hyundai Capital America, 1.80%, due 10/15/25 144A	195,880
235,000	Hyundai Capital America, 2.38%, due 10/15/27 144A	196,537
1,668,000	Hyundai Capital America, 5.75%, due 04/06/23 144A	1,673,337
20,000	IHS Markit, Ltd., 4.75%, due 08/01/28	18,609
126,000	Infor, Inc., 1.75%, due 07/15/25 144A	113,474
200,000	Instituto Costarricense de Electricidad, 6.38%, due 05/15/43(e) 144A	140,651
223,000	Intesa Sanpaolo SpA, 4.20% (1 yr. CMT + 2.60%), due 06/01/32(c) 144A	150,588
80,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30	69,532
106,000	Iron Mountain Information Management Services, Inc. REIT, 5.00%, due 07/15/32 144A	82,202
210,000	Iron Mountain, Inc. REIT, 4.88%, due 09/15/29 144A	172,822
221,000	Iron Mountain, Inc. REIT, 5.25%, due 07/15/30 144A	183,355
845,000	ITC Holdings Corp., 4.95%, due 09/22/27 144A	825,734
125,000	Jacobs Entertainment, Inc., 6.75%, due 02/15/29 144A	107,115
107,000	JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	99,087
1,050,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, due 02/02/29(e) 144A	860,429
347,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.63%, due 01/15/32 144A	271,796
95,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, due 12/01/31 144A	76,183
222,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.13%, due 02/01/28 144A	208,490
605,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, due 04/01/33 144A	547,912
319,605	JetBlue Pass Through Trust, 2.75%, due 11/15/33	262,955
965,000	Johnson & Johnson, 3.63%, due 03/03/37	835,893
2,000,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(c)	1,623,704
709,000	JPMorgan Chase & Co., 2.52% (SOFR + 2.04%), due 04/22/31(c)	561,384
See accompanying Notes to the Financial Statements.	53

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
460,000	JPMorgan Chase & Co., 2.58% (SOFR + 1.25%), due 04/22/32(c)	357,053
405,000	JPMorgan Chase & Co., 2.96% (SOFR + 1.26%), due 01/25/33(c)	318,847
790,000	JPMorgan Chase & Co., 2.96% (SOFR + 2.52%), due 05/13/31(c)	626,809
3,605,000	JPMorgan Chase & Co., 3.78% (3 mo. USD LIBOR + 1.34%), due 02/01/28(c)	3,309,371
608,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR + 1.25%), due 01/29/27(c)	574,266
625,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR + 1.38%), due 11/15/48(c)	469,417
585,000	JPMorgan Chase & Co., 4.00% (SOFR + 2.75%)(c) (e) (g)	482,625
340,000	JPMorgan Chase & Co., 4.01% (3 mo. USD LIBOR + 1.12%), due 04/23/29(c)	307,027
2,450,000	JPMorgan Chase & Co., 4.20% (3 mo. USD LIBOR + 1.26%), due 07/23/29(c)	2,232,957
1,207,000	JPMorgan Chase & Co., 4.49% (SOFR + 3.79%), due 03/24/31(c)	1,099,719
551,000	JPMorgan Chase & Co., 4.60% (SOFR + 3.13%)(c) (g)	481,354
995,000	JPMorgan Chase & Co., 4.91% (SOFR + 2.08%), due 07/25/33(c) (e)	918,868
180,000	JPMorgan Chase & Co., 5.00% (SOFR + 3.38%)(c) (g)	162,427
843,000	JPMorgan Chase & Co., 6.75% (3 mo. USD LIBOR + 3.78%)(c) (g)	835,878
107,000	JW Aluminum Continuous Cast Co., 10.25%, due 06/01/26 144A	109,830
780,000	Kaiser Foundation Hospitals, 2.81%, due 06/01/41	546,293
200,000	KazMunayGas National Co. JSC, 4.75%, due 04/24/25 144A	185,538
81,000	KB Home, 7.25%, due 07/15/30	73,609
175,000	Ken Garff Automotive LLC, 4.88%, due 09/15/28 144A	143,361
383,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32	414,514
640,000	Kinder Morgan, Inc., 3.60%, due 02/15/51	416,605
991,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	899,735
257,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	179,697
283,000	KKR Group Finance Co. X LLC, 3.25%, due 12/15/51 144A	184,833
335,000	KLA Corp., 4.10%, due 03/15/29	318,793
333,000	Kraft Heinz Foods Co., 3.00%, due 06/01/26	307,331
646,000	Kraft Heinz Foods Co., 4.38%, due 06/01/46	503,584
205,000	Kraft Heinz Foods Co., 4.88%, due 10/01/49	169,424
244,000	Kraft Heinz Foods Co., 5.00%, due 06/04/42	212,490
115,000	Kraft Heinz Foods Co., 5.20%, due 07/15/45	100,267
378,000	Kraft Heinz Foods Co., 5.50%, due 06/01/50	340,844
397,000	Lam Research Corp., 2.88%, due 06/15/50(e)	259,876
175,000	Lamb Weston Holdings, Inc., 4.13%, due 01/31/30 144A	148,385
325,000	Lamb Weston Holdings, Inc., 4.38%, due 01/31/32 144A	269,118
251,000	Lazard Group LLC, 4.38%, due 03/11/29	230,720
106,000	LCM Investments Holdings II LLC, 4.88%, due 05/01/29 144A	82,241
55,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 02/01/26 144A	47,382
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86% (3 mo. USD LIBOR + 0.84%)(c) (f) (g) (l) (m)	—
890,000	Lehman Brothers Holdings, Inc., 6.50%, due 07/19/17(f) (l) (m)	—
270,000	Lehman Brothers Holdings, Inc., (MTN), 6.75%, due 12/28/17(f) (l) (m)	—
1,364,000	Level 3 Financing, Inc., 3.40%, due 03/01/27 144A	1,145,044
511,000	Leviathan Bond, Ltd., 6.50%, due 06/30/27(j) 144A	471,397
69,000	Leviathan Bond, Ltd., 6.75%, due 06/30/30(j) 144A	61,927
230,000	Liberty Mutual Group, Inc., 3.95%, due 10/15/50 144A	155,346
379,000	Liberty Mutual Group, Inc., 4.13% (5 yr. CMT + 3.32%), due 12/15/51(c) 144A	293,546
254,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	251,713
2,679,000	Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	2,471,181
54	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
85,000	Liberty Mutual Group, Inc., 5.50%, due 06/15/52 144A	73,531
2,434,000	Lincoln National Corp., 3.40%, due 01/15/31(e)	2,036,755
343,000	Lions Gate Capital Holdings LLC, 5.50%, due 04/15/29 144A	256,207
129,000	Lithia Motors, Inc., 3.88%, due 06/01/29 144A	103,737
129,000	Lithia Motors, Inc., 4.38%, due 01/15/31 144A	105,803
64,000	Lithia Motors, Inc., 4.63%, due 12/15/27 144A	55,687
254,000	Live Nation Entertainment, Inc., 4.75%, due 10/15/27(e) 144A	221,038
1,150,000	Lloyds Banking Group Plc, 2.44% (1 yr. CMT + 1.00%), due 02/05/26(c)	1,057,496
1,455,000	Lloyds Banking Group Plc, 4.45%, due 05/08/25	1,406,806
421,000	Lloyds Banking Group Plc, 7.50% (5 yr. USD swap + 4.76%)(c) (e) (g)	391,423
712,000	Lockheed Martin Corp., 2.80%, due 06/15/50	473,042
713,000	Lockheed Martin Corp., 4.70%, due 05/15/46	652,880
952,000	Lowe’s Cos., Inc., 4.25%, due 04/01/52	730,115
386,000	Lowe's Cos., Inc., 3.70%, due 04/15/46	277,098
212,000	Lowe's Cos., Inc., 5.00%, due 04/15/40	188,521
953,000	Lowe's Cos., Inc., 5.63%, due 04/15/53	883,592
104,000	LSB Industries, Inc., 6.25%, due 10/15/28 144A	89,408
284,000	LSC Communication Escrow, Inc., 8.75%, due 10/15/23(f)	534
720,000	Lubrizol Corp. (The), 6.50%, due 10/01/34	788,852
350,000	Lumen Technologies, Inc., 6.75%, due 12/01/23(e)	357,058
150,000	LYB International Finance BV, 4.88%, due 03/15/44	122,376
380,000	LYB International Finance III LLC, 4.20%, due 05/01/50	273,881
168,000	M&T Bank Corp., 5.13% (3 mo. USD LIBOR + 3.52%)(c) (g)	149,310
320,000	Macquarie Bank, Ltd., 3.62%, due 06/03/30 144A	259,390
416,000	Macquarie Bank, Ltd., 4.88%, due 06/10/25 144A	406,630
943,000	Macquarie Group, Ltd., 1.34% (SOFR + 1.07%), due 01/12/27(c) 144A	808,066
1,484,000	Macquarie Group, Ltd., 4.15% (3 mo. USD LIBOR + 1.33%), due 03/27/24(c) 144A	1,475,949
74,000	Macy's Retail Holdings LLC, 5.88%, due 04/01/29(e) 144A	59,489
25,000	Macy's Retail Holdings LLC, 5.88%, due 03/15/30(e) 144A	19,824
46,000	Macy's Retail Holdings LLC, 6.13%, due 03/15/32(e) 144A	35,320
55,000	Magellan Midstream Partners, LP, 4.25%, due 09/15/46	41,284
200,000	Magellan Midstream Partners, LP, 5.15%, due 10/15/43	167,210
2,101,000	Manulife Financial Corp., 3.70%, due 03/16/32(e)	1,826,980
420,000	MARB BondCo Plc, 3.95%, due 01/29/31 144A	304,632
169,000	Marriott International, Inc., 3.13%, due 06/15/26	156,095
458,000	Marriott International, Inc., 4.63%, due 06/15/30(e)	414,602
960,000	Marriott International, Inc., 5.00%, due 10/15/27	928,648
400,000	Martin Marietta Materials, Inc., 2.50%, due 03/15/30	321,798
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	226,720
733,000	Marvell Technology, Inc., 2.45%, due 04/15/28	606,507
175,000	Masonite International Corp., 3.50%, due 02/15/30(e) 144A	134,224
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14(e) (h)	392,310
1,255,000	Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50(i)	859,387
224,000	MasTec, Inc., 4.50%, due 08/15/28 144A	195,900
132,000	Match Group Holdings II LLC, 3.63%, due 10/01/31(e) 144A	99,848
162,000	Match Group Holdings II LLC, 4.13%, due 08/01/30(e) 144A	133,268
311,000	MC Brazil Downstream Trading SARL, 7.25%, due 06/30/31 144A	234,534
1,890,000	McDonald's Corp., 4.60%, due 09/09/32	1,807,126
392,000	McDonald's Corp., (MTN), 3.50%, due 07/01/27	366,698
See accompanying Notes to the Financial Statements.	55

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
900,000	McDonald's Corp., (MTN), 4.20%, due 04/01/50	723,556
202,000	MDC Holdings, Inc., 2.50%, due 01/15/31	135,222
240,000	Mercedes-Benz Finance North America LLC, 3.50%, due 08/03/25 144A	229,306
415,000	MetLife, Inc., 5.00%, due 07/15/52	379,297
475,000	MetLife, Inc., 6.40%, due 12/15/66	458,777
3,677,000	Metropolitan Life Global Funding I, 3.30%, due 03/21/29 144A	3,250,857
200,000	Mexico City Airport Trust, 5.50%, due 07/31/47 144A	125,247
638,000	MGM Resorts International, 4.75%, due 10/15/28(e)	535,418
250,000	Micron Technology, Inc., 4.98%, due 02/06/26	244,926
1,346,000	Micron Technology, Inc., 5.33%, due 02/06/29	1,274,243
100,000	MidAmerican Energy Co., 4.25%, due 07/15/49	83,573
825,000	Mid-Atlantic Interstate Transmission LLC, 4.10%, due 05/15/28 144A	765,359
483,000	Midwest Connector Capital Co. LLC, 3.90%, due 04/01/24 144A	466,911
252,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	207,976
234,900	Millicom International Cellular SA, 6.25%, due 03/25/29 144A	199,754
1,590,000	Mitsubishi UFJ Financial Group, Inc., 5.13% (1 yr. CMT + 2.13%), due 07/20/33(c)	1,487,582
333,000	Mohegan Gaming & Entertainment, 8.00%, due 02/01/26 144A	278,410
950,000	Moody's Corp., 3.25%, due 05/20/50(e)	647,981
1,329,000	Morgan Stanley, 2.19% (SOFR + 1.99%), due 04/28/26(c)	1,219,932
998,000	Morgan Stanley, 2.48% (SOFR + 1.36%), due 09/16/36(c)	716,603
1,478,000	Morgan Stanley, 2.94% (SOFR + 1.29%), due 01/21/33(c)	1,170,254
945,000	Morgan Stanley, 3.59% (3 mo. USD LIBOR + 1.34%), due 07/22/28(c)	851,062
947,000	Morgan Stanley, 4.21% (SOFR + 1.61%), due 04/20/28(c)	886,926
560,000	Morgan Stanley, 4.89% (SOFR + 2.08%), due 07/20/33(c) (e)	519,385
1,936,000	Morgan Stanley, (MTN), 2.24% (SOFR + 1.18%), due 07/21/32(c)	1,456,330
785,000	Morgan Stanley, (MTN), 2.70% (SOFR + 1.14%), due 01/22/31(c)	637,241
1,301,000	Morgan Stanley, (MTN), 3.13%, due 07/27/26	1,199,612
1,311,000	Morgan Stanley, (MTN), 3.62% (SOFR + 3.12%), due 04/01/31(c)	1,134,345
620,000	Morgan Stanley, (MTN), 3.77% (3 mo. USD LIBOR + 1.14%), due 01/24/29(c)	558,437
419,000	Morgan Stanley, (MTN), 3.88%, due 01/27/26	399,928
1,000,000	Morgan Stanley, (MTN), 4.35%, due 09/08/26	953,746
809,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	609,063
624,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	477,041
207,000	Motorola Solutions, Inc., 4.60%, due 05/23/29	190,816
385,000	MPLX, LP, 4.00%, due 03/15/28	351,367
87,000	MPLX, LP, 4.13%, due 03/01/27	81,238
297,000	MPLX, LP, 4.25%, due 12/01/27	276,989
250,000	MPLX, LP, 4.50%, due 04/15/38	201,815
290,000	MPLX, LP, 4.95%, due 09/01/32	263,815
25,000	MPLX, LP, 5.20%, due 03/01/47	20,616
1,168,000	MPLX, LP, 6.88% (3 mo. USD LIBOR + 4.65%)(c) (e) (g)	1,153,400
250,000	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.50%, due 03/15/31	174,589
300,000	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.00%, due 10/15/27(e)	259,752
325,000	MSCI, Inc., 3.25%, due 08/15/33(e) 144A	251,488
330,000	MSCI, Inc., 3.63%, due 11/01/31 144A	265,191
145,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24 144A	139,368
435,000	Mylan, Inc., 5.20%, due 04/15/48	300,201
450,000	Mylan, Inc., 5.40%, due 11/29/43	328,383
56	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
141,000	Nationstar Mortgage Holdings, Inc., 5.13%, due 12/15/30 144A	102,426
158,000	Nationstar Mortgage Holdings, Inc., 5.50%, due 08/15/28 144A	124,279
62,000	Nationstar Mortgage Holdings, Inc., 6.00%, due 01/15/27 144A	53,001
265,000	NatWest Group Plc, 3.75% (5 yr. CMT + 2.10%), due 11/01/29(c)	244,864
210,000	NatWest Group Plc, 5.08% (3 mo. USD LIBOR + 1.91%), due 01/27/30(c)	191,624
430,000	NatWest Group Plc, 6.00% (5 yr. CMT + 5.63%)(c) (g)	376,250
714,000	NatWest Markets Plc, 1.60%, due 09/29/26(e) 144A	603,797
329,000	NBM US Holdings, Inc., 6.63%, due 08/06/29(e) 144A	300,906
720,000	Netflix, Inc., 4.88%, due 04/15/28	675,450
439,000	Netflix, Inc., 4.88%, due 06/15/30(e) 144A	402,149
59,000	Netflix, Inc., 5.38%, due 11/15/29 144A	55,586
574,000	Netflix, Inc., 5.88%, due 11/15/28	561,533
271,000	New York Life Insurance Co., 3.75%, due 05/15/50 144A	201,213
435,000	Newmont Corp., 2.25%, due 10/01/30	337,144
150,000	Newmont Corp., 5.45%, due 06/09/44	137,523
228,000	News Corp., 3.88%, due 05/15/29(e) 144A	194,015
136,000	News Corp., 5.13%, due 02/15/32 144A	119,613
435,000	NextEra Energy Capital Holdings, Inc., 2.25%, due 06/01/30	347,689
1,041,000	NextEra Energy Capital Holdings, Inc., 3.55%, due 05/01/27	964,444
342,000	NextEra Energy Operating Partners, LP, 3.88%, due 10/15/26 144A	311,928
75,000	NextEra Energy Operating Partners, LP, 4.50%, due 09/15/27 144A	68,418
738,000	Nippon Life Insurance Co., 2.75% (5 yr. CMT + 2.65%), due 01/21/51(c) 144A	576,657
545,000	Nippon Life Insurance Co., 5.10% (5 yr. USD swap + 3.65%), due 10/16/44(c) 144A	530,483
670,000	NiSource, Inc., 3.49%, due 05/15/27	616,538
311,000	NiSource, Inc., 3.60%, due 05/01/30	271,731
239,000	Nissan Motor Acceptance Co. LLC, 1.13%, due 09/16/24 144A	217,402
200,000	Nomura Holdings, Inc., 2.61%, due 07/14/31	148,601
970,000	Norfolk Southern Corp., 4.84%, due 10/01/41	867,106
195,000	Northern States Power Co., 3.60%, due 09/15/47	147,249
942,000	Northrop Grumman Corp., 5.25%, due 05/01/50	902,375
300,000	NOVA Chemicals Corp., 4.88%, due 06/01/24(e) 144A	282,318
621,000	Novelis Corp., 4.75%, due 01/30/30 144A	510,791
531,000	NRG Energy, Inc., 2.45%, due 12/02/27 144A	435,501
50,000	NRG Energy, Inc., 3.38%, due 02/15/29 144A	40,554
194,000	NRG Energy, Inc., 3.63%, due 02/15/31 144A	151,737
474,000	NRG Energy, Inc., 3.88%, due 02/15/32 144A	370,763
303,000	NRG Energy, Inc., 4.45%, due 06/15/29 144A	263,109
125,000	NRG Energy, Inc., 5.25%, due 06/15/29 144A	109,629
525,000	NRG Energy, Inc., 5.75%, due 01/15/28	485,599
250,000	NSTAR Electric Co., 3.10%, due 06/01/51	167,850
1,320,000	Nucor Corp., 3.13%, due 04/01/32	1,079,562
315,000	Nutrien, Ltd., 4.90%, due 06/01/43	272,783
2,136,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, due 05/01/25	1,982,945
188,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.25%, due 05/11/41	123,718
715,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.88%, due 06/18/26	668,175
3,517,000	Occidental Petroleum Corp., 6.48%, due 10/10/36(n)	1,814,139
325,000	OneMain Finance Corp., 6.63%, due 01/15/28	279,602
62,000	OneMain Finance Corp., 6.88%, due 03/15/25	58,373
200,000	OneMain Finance Corp., 8.25%, due 10/01/23	202,516
See accompanying Notes to the Financial Statements.	57

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
655,000	ONEOK, Inc., 3.10%, due 03/15/30	533,082
390,000	ONEOK, Inc., 4.45%, due 09/01/49	280,182
200,000	ONEOK, Inc., 4.95%, due 07/13/47	154,477
1,200,000	Oracle Corp., 1.65%, due 03/25/26	1,052,509
1,542,000	Oracle Corp., 2.50%, due 04/01/25	1,438,216
1,281,000	Oracle Corp., 2.95%, due 04/01/30	1,034,066
1,106,000	Oracle Corp., 3.95%, due 03/25/51	735,603
425,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, due 04/30/28 144A	364,325
342,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 04/30/31 144A	280,724
208,000	Oriflame Investment Holding Plc, 5.13%, due 05/04/26 144A	121,160
63,000	Ovintiv, Inc., 7.20%, due 11/01/31	64,341
391,000	Owens Corning, 3.95%, due 08/15/29	350,428
350,000	Owens Corning, 4.30%, due 07/15/47(e)	257,589
110,000	Owens-Brockway Glass Container, Inc., 6.63%, due 05/13/27(e) 144A	99,892
265,000	PacifiCorp, 2.70%, due 09/15/30(e)	221,651
195,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/28 144A	161,620
406,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, due 10/15/27 144A	341,201
197,000	Parkland Corp., 4.50%, due 10/01/29 144A	159,501
190,000	Parkland Corp., 4.63%, due 05/01/30 144A	154,331
415,000	PECO Energy Co., 3.05%, due 03/15/51(e)	281,038
205,000	PECO Energy Co., 3.70%, due 09/15/47	159,113
580,000	Pennsylvania Electric Co., 3.60%, due 06/01/29 144A	516,755
2,450,000	Penske Truck Leasing Co., LP/PTL Finance Corp., 3.90%, due 02/01/24 144A	2,397,799
76,000	Petroleos Mexicanos, 6.35%, due 02/12/48	40,966
270,000	Petroleos Mexicanos, 6.50%, due 03/13/27	226,570
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	148,235
338,000	Petroleos Mexicanos, 6.75%, due 09/21/47	188,981
380,000	Petroleos Mexicanos, 6.88%, due 08/04/26	342,741
233,000	Petroleos Mexicanos, 8.75%, due 06/02/29 144A	199,754
2,426,000	PG&E Wildfire Recovery Funding LLC, 3.59%, due 06/01/32	2,287,820
827,000	PG&E Wildfire Recovery Funding LLC, 4.26%, due 06/01/38	750,996
2,169,000	PG&E Wildfire Recovery Funding LLC, 4.72%, due 06/01/39	2,027,485
797,000	Phillips 66 Co., 3.61%, due 02/15/25 144A	765,998
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	127,816
575,000	Pilgrim's Pride Corp., 5.88%, due 09/30/27 144A	560,481
855,000	Plains All American Pipeline, LP/PAA Finance Corp., 3.55%, due 12/15/29	713,390
61,000	Playtika Holding Corp., 4.25%, due 03/15/29(e) 144A	48,866
63,000	PNC Financial Services Group, Inc. (The), 3.15%, due 05/19/27	57,877
722,000	PNC Financial Services Group, Inc. (The), 3.40% (5 yr. CMT + 2.60%)(c) (g)	540,617
357,000	PNC Financial Services Group, Inc. (The), 4.85% (3 mo. USD LIBOR + 3.04%)(c) (g)	325,647
699,000	PNC Financial Services Group, Inc. (The), 6.46% (3 mo. USD LIBOR + 3.68%)(c) (g)	696,990
292,000	Post Holdings, Inc., 5.50%, due 12/15/29 144A	252,878
201,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, due 09/01/29(e) 144A	139,418
51,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, due 08/31/27 144A	42,957
136,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28 144A	116,279
90,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	83,913
277,000	Prudential Financial, Inc., 5.13% (5 yr. CMT + 3.16%), due 03/01/52(c)	240,525
58	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
195,000	Public Service Electric & Gas Co., (MTN), 2.70%, due 05/01/50	123,233
445,000	Public Service Electric & Gas Co., (MTN), 3.00%, due 05/15/27	410,105
315,000	Public Service Electric & Gas Co., (MTN), 3.20%, due 05/15/29	283,086
1,700,000	Public Service Enterprise Group, Inc., 2.88%, due 06/15/24	1,636,135
515,000	Public Storage REIT, 2.25%, due 11/09/31	405,988
379,000	Puget Energy, Inc., 2.38%, due 06/15/28	315,761
900,000	Qatar Energy, 1.38%, due 09/12/26 144A	785,645
275,000	Qatar Energy, 2.25%, due 07/12/31 144A	222,139
348,000	Qorvo, Inc., 1.75%, due 12/15/24 144A	321,850
282,000	Qorvo, Inc., 3.38%, due 04/01/31 144A	211,627
130,000	Radian Group, Inc., 4.50%, due 10/01/24	123,165
191,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 09/15/28 144A	133,622
1,761,000	Raytheon Technologies Corp., 1.90%, due 09/01/31	1,347,115
790,000	Realty Income Corp. REIT, 2.85%, due 12/15/32	633,655
330,000	Realty Income Corp. REIT, 3.25%, due 01/15/31	281,965
408,000	Renesas Electronics Corp., 1.54%, due 11/26/24 144A	373,670
340,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29(e) 144A	259,066
389,000	RHP Hotel Properties, LP/RHP Finance Corp. REIT, 4.50%, due 02/15/29 144A	323,234
405,000	Roper Technologies, Inc., 1.40%, due 09/15/27	335,670
199,000	Royal Caribbean Cruises, Ltd., 9.13%, due 06/15/23 144A	202,729
217,000	Royalty Pharma Plc, 1.75%, due 09/02/27	179,648
415,000	RPM International, Inc., 2.95%, due 01/15/32	320,151
2,180,000	Ryder System, Inc., (MTN), 4.30%, due 06/15/27	2,065,519
202,000	S&P Global, Inc., 4.75%, due 08/01/28 144A	197,467
232,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28	211,965
662,000	Sabine Pass Liquefaction LLC, 4.50%, due 05/15/30	604,038
231,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	221,911
288,000	Sabine Pass Liquefaction LLC, 5.88%, due 06/30/26	288,470
247,000	Sabre GLBL, Inc., 7.38%, due 09/01/25 144A	221,554
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	303,690
290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48	233,293
466,000	Santander Holdings USA, Inc., 2.49% (SOFR + 1.25%), due 01/06/28(c)	389,204
1,209,000	Santander Holdings USA, Inc., 3.24%, due 10/05/26	1,083,414
1,093,000	Santander Holdings USA, Inc., 3.45%, due 06/02/25	1,024,383
620,000	Santander Holdings USA, Inc., 3.50%, due 06/07/24	601,295
199,000	Santander Holdings USA, Inc., 4.40%, due 07/13/27	183,342
437,000	Sasol Financing USA LLC, 5.50%, due 03/18/31(e)	330,643
200,000	Sasol Financing USA LLC, 5.88%, due 03/27/24	194,236
200,000	Sasol Financing USA LLC, 6.50%, due 09/27/28	180,515
322,000	SBA Tower Trust REIT, 2.84%, due 01/15/50 144A	301,518
411,000	SBL Holdings, Inc., 5.00%, due 02/18/31 144A	314,434
1,666,000	Schlumberger Holdings Corp., 3.90%, due 05/17/28 144A	1,504,436
115,000	Sensata Technologies, Inc., 3.75%, due 02/15/31(e) 144A	90,829
254,000	Service Corp. International, 4.00%, due 05/15/31	204,685
950,000	Shell International Finance BV, 5.50%, due 03/25/40	942,655
425,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26	392,392
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	882,102
384,000	Sirius XM Radio, Inc., 4.00%, due 07/15/28 144A	327,433
593,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27 144A	545,450
See accompanying Notes to the Financial Statements.	59

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
220,000	SMBC Aviation Capital Finance DAC, 2.30%, due 06/15/28 144A	173,885
1,130,000	Societe Generale SA, 1.79% (1 yr. CMT + 1.00%), due 06/09/27(c) 144A	941,894
710,000	Societe Generale SA, 2.80% (1 yr. CMT + 1.30%), due 01/19/28(c) 144A	599,450
810,000	Societe Generale SA, 3.35% (SOFR + 1.05%), due 01/21/26(c) 144A	781,888
514,000	Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(c) (g) 144A	353,529
281,000	Societe Generale SA, 6.22% (1 yr. CMT + 3.20%), due 06/15/33(c) 144A	249,484
200,000	Sotheby's, 7.38%, due 10/15/27 144A	183,954
570,000	Southern California Edison Co., 3.45%, due 02/01/52	384,774
335,000	Southern California Edison Co., 4.00%, due 04/01/47	244,994
1,318,000	Southern Co. (The), 3.25%, due 07/01/26	1,222,641
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,231,195
755,000	Southwest Airlines Co., 2.63%, due 02/10/30	606,597
144,000	Southwestern Energy Co., 4.75%, due 02/01/32(e)	121,003
21,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, due 09/30/26 144A	17,400
1,701,000	Spirit Realty, LP REIT, 2.10%, due 03/15/28	1,354,251
300,000	Sprint Corp., 7.13%, due 06/15/24	304,983
598,000	Stagwell Global LLC, 5.63%, due 08/15/29 144A	492,976
118,000	Standard Industries, Inc., 3.38%, due 01/15/31 144A	83,237
590,000	Standard Industries, Inc., 4.38%, due 07/15/30 144A	452,772
25,000	Standard Industries, Inc., 4.75%, due 01/15/28 144A	21,181
175,000	Starwood Property Trust, Inc. REIT, 3.63%, due 07/15/26 144A	149,136
200,000	State Grid Overseas Investment BVI, Ltd., 3.50%, due 05/04/27 144A	190,849
330,000	State Street Corp., 3.15% (SOFR + 2.65%), due 03/30/31(c) (e)	284,211
1,740,000	State Street Corp., 4.16% (SOFR + 1.73%), due 08/04/33(c)	1,572,549
920,000	Steel Dynamics, Inc., 3.45%, due 04/15/30	777,524
3,045,000	Stellantis Finance US, Inc., 1.71%, due 01/29/27 144A	2,538,205
605,000	Stellantis Finance US, Inc., 2.69%, due 09/15/31(e) 144A	432,395
77,000	Sunoco, LP/Sunoco Finance Corp., 4.50%, due 05/15/29	64,013
297,000	Sunoco, LP/Sunoco Finance Corp., 4.50%, due 04/30/30	243,231
68,000	Switch, Ltd., 3.75%, due 09/15/28 144A	67,651
455,000	Take-Two Interactive Software, Inc., 3.30%, due 03/28/24	443,718
257,000	Take-Two Interactive Software, Inc., 3.55%, due 04/14/25	246,874
225,000	Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	191,837
740,000	Targa Resources Corp., 4.95%, due 04/15/52	571,224
467,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32	386,083
150,000	Taylor Morrison Communities, Inc., 5.13%, due 08/01/30 144A	121,291
110,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	102,589
150,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 03/01/24 144A	147,043
926,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	754,845
34,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39(i)	37,129
111,000	Telecom Argentina SA, 8.00%, due 07/18/26 144A	96,991
1,125,000	Teledyne Technologies, Inc., 2.75%, due 04/01/31	888,863
250,000	Telefonica Celular del Paraguay SA, 5.88%, due 04/15/27 144A	222,508
163,000	Telesat Canada/Telesat LLC, 5.63%, due 12/06/26 144A	78,216
50,000	Tenet Healthcare Corp., 4.38%, due 01/15/30 144A	41,843
223,000	Tenet Healthcare Corp., 4.63%, due 07/15/24	215,885
60	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
125,000	Tenet Healthcare Corp., 6.13%, due 06/15/30 144A	114,828
50,000	T-Mobile USA, Inc., 2.88%, due 02/15/31	40,360
521,000	T-Mobile USA, Inc., 3.38%, due 04/15/29	450,925
2,019,000	T-Mobile USA, Inc., 3.50%, due 04/15/25	1,931,523
742,000	T-Mobile USA, Inc., 3.88%, due 04/15/30	658,619
1,000,000	T-Mobile USA, Inc., 4.50%, due 04/15/50	803,472
1,595,000	Toll Brothers Finance Corp., 4.35%, due 02/15/28	1,392,947
1,475,000	Toronto-Dominion Bank (The), 1.95%, due 01/12/27(e)	1,284,921
321,000	Total Play Telecomunicaciones SA de CV, 6.38%, due 09/20/28(e) 144A	228,636
548,000	Total Play Telecomunicaciones SA de CV, 7.50%, due 11/12/25 144A	466,608
88,000	Townsquare Media, Inc., 6.88%, due 02/01/26(e) 144A	80,542
2,018,000	Toyota Motor Credit Corp., (MTN), 3.00%, due 04/01/25	1,935,665
251,000	TransCanada PipeLines, Ltd., 4.25%, due 05/15/28	232,799
140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50	103,750
500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48	413,319
623,000	TransDigm, Inc., 5.50%, due 11/15/27	543,234
175,000	Travel + Leisure Co., 4.63%, due 03/01/30(e) 144A	138,608
166,000	Travel + Leisure Co., 6.60%, due 10/01/25(d)	162,268
55,000	Trident TPI Holdings, Inc., 6.63%, due 11/01/25 144A	47,589
170,000	TriNet Group, Inc., 3.50%, due 03/01/29 144A	138,822
232,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, due 04/01/29(e) 144A	137,327
1,040,000	Truist Bank, 2.25%, due 03/11/30	816,671
342,000	Tutor Perini Corp., 6.88%, due 05/01/25(e) 144A	256,150
191,000	Twitter, Inc., 3.88%, due 12/15/27(e) 144A	179,515
532,000	Uber Technologies, Inc., 4.50%, due 08/15/29 144A	448,210
285,000	Uber Technologies, Inc., 7.50%, due 05/15/25 144A	284,706
561,000	Uber Technologies, Inc., 7.50%, due 09/15/27 144A	550,636
765,000	UBS Group AG, 1.49% (1 yr. CMT + 0.85%), due 08/10/27(c) 144A	643,577
375,000	UBS Group AG, 2.10% (1 yr. CMT + 1.00%), due 02/11/32(c) 144A	273,127
1,897,000	UBS Group AG, 4.13%, due 04/15/26 144A	1,795,885
305,000	UBS Group AG, 7.00% (5 yr. USD swap + 4.34%)(c) (g) 144A	289,353
492,500	United Airlines Pass Through Trust, 3.45%, due 01/07/30	398,977
306,062	United Airlines Pass Through Trust, 3.65%, due 07/07/27	268,747
529,511	United Airlines Pass Through Trust, 3.75%, due 03/03/28	481,041
2,185,787	United Airlines Pass Through Trust, 4.00%, due 10/11/27	2,001,748
247,715	United Airlines Pass Through Trust, 4.55%, due 02/25/33	204,843
74,666	United Airlines Pass Through Trust, 4.60%, due 09/01/27	68,149
202,980	United Airlines Pass Through Trust, 4.88%, due 07/15/27	189,847
1,577,466	United Airlines Pass Through Trust, 5.88%, due 04/15/29	1,524,018
307,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	274,532
98,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	81,337
150,000	United Rentals North America, Inc., 3.75%, due 01/15/32	118,072
251,000	United Rentals North America, Inc., 3.88%, due 11/15/27	225,124
37,000	United Rentals North America, Inc., 3.88%, due 02/15/31(e)	30,169
245,000	United Rentals North America, Inc., 4.88%, due 01/15/28	225,166
35,000	United Rentals North America, Inc., 5.25%, due 01/15/30	31,725
390,000	UnitedHealth Group, Inc., 3.05%, due 05/15/41	284,229
155,000	UnitedHealth Group, Inc., 3.25%, due 05/15/51	108,025
See accompanying Notes to the Financial Statements.	61

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
433,000	Universal Health Services, Inc., 1.65%, due 09/01/26 144A	363,376
430,000	Universal Health Services, Inc., 2.65%, due 10/15/30 144A	318,731
120,000	University of Chicago (The), 2.76%, due 04/01/45	90,238
350,000	University of Southern California, 2.95%, due 10/01/51	245,118
122,000	Univision Communications, Inc., 4.50%, due 05/01/29 144A	99,764
43,000	Univision Communications, Inc., 7.38%, due 06/30/30(e) 144A	41,132
1,069,948	US Airways Pass Through Trust, 4.63%, due 12/03/26	968,473
72,294	US Airways Pass Through Trust, 5.90%, due 04/01/26	70,087
75,361	US Airways Pass Through Trust, 6.25%, due 10/22/24	74,620
194,715	US Airways Pass Through Trust, 7.13%, due 04/22/25	193,584
355,000	Valvoline, Inc., 3.63%, due 06/15/31 144A	261,951
125,000	Valvoline, Inc., 4.25%, due 02/15/30 144A	118,403
165,000	Varex Imaging Corp., 7.88%, due 10/15/27 144A	162,232
325,000	Vector Group, Ltd., 5.75%, due 02/01/29 144A	265,784
148,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	127,253
219,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	182,125
285,000	VeriSign, Inc., 2.70%, due 06/15/31	221,486
207,000	VeriSign, Inc., 5.25%, due 04/01/25	206,592
878,000	Verisk Analytics, Inc., 3.63%, due 05/15/50	600,805
1,300,000	Verizon Communications, Inc., 2.55%, due 03/21/31	1,039,287
578,000	Verizon Communications, Inc., 2.88%, due 11/20/50	355,013
1,224,000	Verizon Communications, Inc., 3.55%, due 03/22/51(e)	863,377
1,235,000	Verizon Communications, Inc., 4.33%, due 09/21/28	1,162,924
190,000	Viatris, Inc., 2.30%, due 06/22/27	155,395
325,000	Viatris, Inc., 3.85%, due 06/22/40	203,230
501,000	Viatris, Inc., 4.00%, due 06/22/50	300,959
305,000	VICI Properties, LP / VICI Note Co., Inc. REIT, 3.88%, due 02/15/29 144A	256,506
106,000	VICI Properties, LP REIT, 5.13%, due 05/15/32	94,193
219,000	VICI Properties, LP/VICI Note Co., Inc. REIT, 4.13%, due 08/15/30(e) 144A	183,354
319,000	VICI Properties, LP/VICI Note Co., Inc. REIT, 4.63%, due 12/01/29 144A	277,450
184,000	Videotron, Ltd., 3.63%, due 06/15/29(e) 144A	149,435
1,400,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	1,318,003
460,000	Vistra Operations Co. LLC, 3.55%, due 07/15/24 144A	438,664
1,026,000	Vistra Operations Co. LLC, 3.70%, due 01/30/27 144A	910,045
881,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	751,843
135,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27(e) 144A	122,240
432,000	Vodafone Group Plc, 7.00% (5 yr. USD swap + 4.87%), due 04/04/79(c)	412,057
72,000	Volcan Cia Minera SAA, 4.38%, due 02/11/26 144A	59,560
340,000	WakeMed, 3.29%, due 10/01/52	237,843
598,000	Walt Disney Co. (The), 4.70%, due 03/23/50(e)	534,016
345,000	Warnermedia Holdings, Inc., 5.05%, due 03/15/42 144A	258,748
1,743,000	Warnermedia Holdings, Inc., 5.14%, due 03/15/52 144A	1,270,173
240,000	Waste Connections, Inc., 3.20%, due 06/01/32	201,312
804,000	Waste Management, Inc., 4.15%, due 04/15/32	744,851
490,000	Wells Fargo & Co., 3.07% (SOFR + 2.53%), due 04/30/41(c)	337,450
1,497,000	Wells Fargo & Co., 5.88% (3 mo. USD LIBOR + 3.99%)(c) (e) (g)	1,428,958
1,067,000	Wells Fargo & Co., (MTN), 2.39% (SOFR + 2.10%), due 06/02/28(c)	916,359
765,000	Wells Fargo & Co., (MTN), 2.57% (SOFR + 1.26%), due 02/11/31(c)	613,287
1,082,000	Wells Fargo & Co., (MTN), 2.88% (3 mo. TSFR + 1.43%), due 10/30/30(c)	890,409
62	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
389,000	Wells Fargo & Co., (MTN), 3.35% (SOFR + 1.50%), due 03/02/33(c)	315,974
6,390,000	Wells Fargo & Co., (MTN), 4.81% (SOFR + 1.98%), due 07/25/28(c)	6,100,907
662,000	Western Digital Corp., 4.75%, due 02/15/26	613,932
350,000	William Carter Co. (The), 5.63%, due 03/15/27 144A	327,726
416,000	Williams Cos., Inc., 4.65%, due 08/15/32	377,882
477,000	Williams Cos., Inc. (The), 3.75%, due 06/15/27	440,536
1,065,000	Williams Cos., Inc. (The), 4.55%, due 06/24/24	1,055,338
494,000	WMG Acquisition Corp., 3.00%, due 02/15/31(e) 144A	375,726
324,000	WMG Acquisition Corp., 3.88%, due 07/15/30 144A	266,108
300,000	Wolverine World Wide, Inc., 4.00%, due 08/15/29(e) 144A	229,311
1,278,000	Workday, Inc., 3.50%, due 04/01/27(e)	1,184,007
665,000	WP Carey, Inc. REIT, 2.25%, due 04/01/33(e)	474,020
124,000	WR Grace Holdings LLC, 4.88%, due 06/15/27 144A	106,749
140,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 08/15/28 144A	123,269
1,100,000	Xcel Energy, Inc., 3.40%, due 06/01/30	956,054
98,000	XHR, LP REIT, 4.88%, due 06/01/29 144A	80,999
610,000	Yale University, 2.40%, due 04/15/50	396,556
1,070,000	Yamana Gold, Inc., 2.63%, due 08/15/31	792,801
1,220,000	Yara International ASA, 4.75%, due 06/01/28 144A	1,112,716
201,000	Yum! Brands, Inc., 3.63%, due 03/15/31	161,110
153,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	134,049
		478,191,853
	Mortgage Backed Securities - Private Issuers — 9.2%
142,506	Angel Oak Mortgage Trust CMO, Series 2020-R1, Class A1, 0.99%, due 04/25/53(b) 144A	134,526
167,811	Angel Oak Mortgage Trust CMO, Series 2021-2, Class A1, 0.99%, due 04/25/66(b) 144A	143,263
392,417	Angel Oak Mortgage Trust CMO, Series 2021-4, Class A1, 1.04%, due 01/20/65(b) 144A	319,028
397,978	Angel Oak Mortgage Trust CMO, Series 2021-5, Class A1, 0.95%, due 07/25/66(b) 144A	330,748
1,800,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A4, 2.50%, due 05/15/53 144A	1,490,246
2,500,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A4, 2.25%, due 06/15/54 144A	1,968,851
238,680	Arroyo Mortgage Trust CMO, Series 2021-1R, Class A1, 1.18%, due 10/25/48(b) 144A	205,336
147,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.84%, due 11/05/32(b) 144A	112,204
1,021,703	BANK, Series 2019-BN20, Class A2, 2.76%, due 09/15/62	880,513
850,000	BANK, Series 2019-BN23, Class A2, 2.67%, due 12/15/52	725,435
1,806,000	BANK, Series 2020-BN26, Class A2, 2.04%, due 03/15/63	1,574,018
1,800,000	BANK, Series 2020-BN26, Class A3, 2.16%, due 03/15/63	1,469,916
869,000	BANK, Series 2020-BN30, Class A4, 1.93%, due 12/15/53	678,986
3,000,000	BANK, Series 2021-BN32, Class A4, 2.35%, due 04/15/54	2,448,989
2,300,000	BANK, Series 2021-BN34, Class A4, 2.16%, due 06/15/63	1,836,394
193,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class A2, 3.04%, due 11/15/52	184,572
200,000	BBCMS Mortgage Trust, Series 2015-SRCH, Class D, 5.12%, due 08/10/35(b) 144A	169,116
3,000,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 3.54% (1 mo. USD LIBOR + 0.72%), due 03/15/37(c) 144A	2,828,722
186,000	BBCMS Mortgage Trust, Series 2020-C6, Class A2, 2.69%, due 02/15/53	175,218
2,000,000	BBCMS Mortgage Trust, Series 2022-C14, Class A4, 2.69%, due 02/15/55	1,644,537
See accompanying Notes to the Financial Statements.	63

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
37,261	Bellemeade Re, Ltd. CMO, Series 2019-3A, Class M1B, 4.68% (1 mo. USD LIBOR + 1.60%), due 07/25/29(c) 144A	37,229
235,700	Bellemeade Re, Ltd. CMO, Series 2021-2A, Class M1A, 3.48% (SOFR 30-day average + 1.20%), due 06/25/31(c) 144A	232,437
447,498	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	428,192
270,000	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	256,492
1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,145,276
600,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	484,017
1,200,000	Benchmark Mortgage Trust, Series 2020-B20, Class A2, 1.75%, due 10/15/53	1,085,419
1,800,000	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	1,681,118
3,039,000	Benchmark Mortgage Trust, Series 2021-B23, Class A2, 1.62%, due 02/15/54	2,685,653
1,700,000	Benchmark Mortgage Trust, Series 2021-B23, Class A4A1, 1.82%, due 02/15/54	1,325,354
900,000	Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, due 03/15/54	758,814
1,750,000	Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, due 03/15/54	1,421,277
1,250,000	Benchmark Mortgage Trust, Series 2021-B28, Class ASB, 1.98%, due 08/15/54	1,031,546
1,800,000	Benchmark Mortgage Trust, Series 2021-B31, Class A4, 2.42%, due 12/15/54	1,440,708
1,800,000	Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.46%, due 03/15/55	1,577,506
628,000	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, 4.62% (1 mo. TSFR + 1.77%), due 05/15/39(c) 144A	616,091
136,000	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, 5.16% (1 mo. TSFR + 2.32%), due 05/15/39(c) 144A	132,618
1,038,000	BPR Trust, Series 2022-OANA, Class A, 4.74% (1 mo. TSFR + 1.90%), due 04/15/37(c) 144A	1,024,755
232,356	BRAVO Residential Funding Trust CMO, Series 2021-NQM1, Class A1, 0.94%, due 02/25/49(b) 144A	214,474
1,281,958	BX Commercial Mortgage Trust, Series 2019-XL, Class A, 3.74% (1 mo. USD LIBOR + 0.92%), due 10/15/36(c) 144A	1,263,639
473,844	BX Commercial Mortgage Trust, Series 2020-VKNG, Class A, 3.75% (1 mo. USD LIBOR + 0.93%), due 10/15/37(c) 144A	460,801
269,000	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 3.67% (1 mo. USD LIBOR + 0.85%), due 11/15/38(c) 144A	258,681
1,531,000	BX Commercial Mortgage Trust, Series 2021-CIP, Class A, 3.74% (1 mo. USD LIBOR + 0.92%), due 12/15/38(c) 144A	1,468,608
1,516,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, 3.52% (1 mo. USD LIBOR + 0.70%), due 09/15/36(c) 144A	1,449,715
342,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 3.92% (1 mo. USD LIBOR + 1.10%), due 09/15/36(c) 144A	317,498
876,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class A, 3.84% (1 mo. TSFR + 0.99%), due 01/17/39(c) 144A	841,473
1,200,000	CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, due 08/15/57	1,023,541
984,821	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/25(b) 144A	925,686
585,267	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	541,336
2,349,356	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,144,009
233,000	CFK Trust CMO, Series 2020-MF2, Class A, 2.39%, due 03/15/39 144A	199,389
523,569	CIM Trust CMO, Series 2020-INV1, Class A2, 2.50%, due 04/25/50(b) 144A	440,104
330,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	282,351
761,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.15%, due 01/10/36 144A	742,958
27,500,000	Citigroup Commercial Mortgage Trust, (IO), Series 2014-GC21, Class XB, 0.60%, due 05/10/47(b) 144A	193,949
357,431	COLT Mortgage Loan Trust CMO, Series 2021-2, Class A1, 0.92%, due 08/25/66(b) 144A	297,206
64	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
497,358	COLT Mortgage Loan Trust CMO, Series 2021-3, Class A1, 0.96%, due 09/27/66(b) 144A	399,893
365,776	COLT Mortgage Loan Trust CMO, Series 2021-HX1, Class A1, 1.11%, due 10/25/66(b) 144A	302,510
538,322	COLT Trust CMO, Series 2020-RPL1, Class A1, 1.39%, due 01/25/65(b) 144A	466,132
235,000	Commercial Mortgage Trust, Series 2013-300P, Class D, 4.54%, due 08/10/30(b) 144A	221,030
296,924	Commercial Mortgage Trust, Series 2013-LC6, Class A4, 2.94%, due 01/10/46	296,028
862,643	Commercial Mortgage Trust, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	819,532
862,000	Commercial Mortgage Trust, Series 2015-CR27, Class A4, 3.61%, due 10/10/48	819,380
150,000	Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.24%, due 10/10/29 144A	141,602
223,000	Commercial Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, due 02/10/37 144A	204,924
442,275	Connecticut Avenue Securities Trust CMO, Series 2022-R03, Class 1M1, 4.38% (SOFR 30-day average + 2.10%), due 03/25/42(c) 144A	437,286
187,579	Connecticut Avenue Securities Trust CMO, Series 2022-R04, Class 1M1, 4.28% (SOFR 30-day average + 2.00%), due 03/25/42(c) 144A	185,506
355,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 4.42% (1 mo. USD LIBOR + 1.60%), due 05/15/36(c) 144A	344,735
261,349	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.26%, due 08/15/37 144A	236,793
242,080	Credit Suisse Mortgage Trust CMO, Series 2018-RPL9, Class A, 3.85%, due 09/25/57(b) 144A	229,073
270,693	Credit Suisse Mortgage Trust CMO, Series 2020-RPL6, Class A1, 2.69%, due 03/25/59(b) 144A	259,681
236,295	Credit Suisse Mortgage Trust CMO, Series 2021-NQM2, Class A1, 1.18%, due 02/25/66(b) 144A	206,041
211,069	Credit Suisse Mortgage Trust CMO, Series 2021-NQM3, Class A1, 1.02%, due 04/25/66(b) 144A	175,636
224,861	Credit Suisse Mortgage Trust CMO, Series 2021-NQM5, Class A1, 0.94%, due 05/25/66(b) 144A	175,228
372,606	Credit Suisse Mortgage Trust CMO, Series 2021-NQM6, Class A1, 1.17%, due 07/25/66(b) 144A	299,512
1,064,571	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	960,175
775,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	706,659
1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	890,814
1,900,000	CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, due 03/15/54	1,591,875
100,789	Ellington Financial Mortgage Trust CMO, Series 2021-1, Class A1, 0.80%, due 02/25/66(b) 144A	85,357
84,731	Ellington Financial Mortgage Trust CMO, Series 2021-2, Class A1, 0.93%, due 06/25/66(b) 144A	70,954
1,183,616	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-2, Class MA, 3.50%, due 11/25/57	1,138,044
424,813	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-3, Class MA, 3.50%, due 08/25/57(b)	406,329
1,722,364	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-4, Class MA, 3.50%, due 03/25/58	1,649,308
719,922	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-1, Class MA, 3.50%, due 07/25/58	688,473
1,302,381	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-2, Class MA, 3.50%, due 08/25/58	1,242,911
986,728	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-4, Class MA, 3.00%, due 02/25/59	925,624
896,404	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-1, Class MA, 2.50%, due 08/25/59	829,917
See accompanying Notes to the Financial Statements.	65

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
2,222,503	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2022-1, Class MAU, 3.25%, due 11/25/61	2,074,485
7,947	FHLMC Structured Agency Credit Risk REMIC Trust CMO , Series 2020-HQA3, Class M2, 6.68% (1 mo. USD LIBOR + 3.60%), due 07/25/50(c) 144A	7,945
1,265,094	FHLMC Structured Agency Credit Risk REMIC Trust CMO , Series 2022-DNA1, Class M1A, 3.28% (SOFR 30-day average + 1.00%), due 01/25/42(c) 144A	1,229,549
494,075	FHLMC Structured Agency Credit Risk REMIC Trust CMO , Series 2022-DNA2, Class M1A, 3.58% (SOFR 30-day average + 1.30%), due 02/25/42(c) 144A	485,528
437,000	FHLMC Structured Agency Credit Risk REMIC Trust CMO , Series 2022-DNA2, Class M1B, 4.68% (SOFR 30-day average + 2.40%), due 02/25/42(c) 144A	406,908
601,352	FHLMC Structured Agency Credit Risk REMIC Trust CMO , Series 2022-DNA3, Class M1A, 4.28% (SOFR 30-day average + 2.00%), due 04/25/42(c) 144A	595,652
660,000	FHLMC Structured Agency Credit Risk REMIC Trust CMO , Series 2022-DNA3, Class M1B, 5.18% (SOFR 30-day average + 2.90%), due 04/25/42(c) 144A	624,498
792,762	FHLMC Structured Agency Credit Risk REMIC Trust CMO , Series 2022-DNA4, Class M1A, 4.48% (SOFR 30-day average + 2.20%), due 05/25/42(c) 144A	786,145
429,000	FHLMC Structured Agency Credit Risk REMIC Trust CMO , Series 2022-DNA4, Class M1B, 5.63% (SOFR 30-day average + 3.35%), due 05/25/42(c) 144A	408,734
529,000	FHLMC Structured Agency Credit Risk REMIC Trust CMO , Series 2022-DNA5, Class M1B, 6.78% (SOFR 30-day average + 4.50%), due 06/25/42(c) 144A	531,517
287,234	Flagstar Mortgage Trust CMO, Series 2020-2, Class A2, 3.00%, due 08/25/50(b) 144A	243,856
488,723	Flagstar Mortgage Trust CMO, Series 2021-1, Class A2, 2.50%, due 02/01/51(b) 144A	391,078
1,358,823	Flagstar Mortgage Trust CMO, Series 2021-6INV, Class A4, 2.50%, due 08/25/51(b) 144A	1,085,643
236,750	GCAT Trust CMO, Series 2021-NQM1, Class A1, 0.87%, due 01/25/66(b) 144A	203,930
175,624	GCAT Trust CMO, Series 2021-NQM2, Class A1, 1.04%, due 05/25/66(b) 144A	149,294
279,345	GCAT Trust CMO, Series 2021-NQM3, Class A1, 1.09%, due 05/25/66(b) 144A	233,283
445,385	GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 3.71% (1 mo. USD LIBOR + 0.70%), due 11/21/35(c) 144A	431,361
828,873	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	793,383
2,636,551	GS Mortgage Securities Trust, Series 2015-GC30, Class A3, 3.12%, due 05/10/50	2,507,285
300,000	GS Mortgage Securities Trust, Series 2019-GC40, Class A2, 2.97%, due 07/10/52	288,381
1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,283,999
1,062,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.01%, due 12/12/53	828,468
1,143,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class AAB, 1.66%, due 12/12/53	965,767
196,000	GS Mortgage Securities Trust, Series 2020-UPTN, Class A, 2.75%, due 02/10/37 144A	180,473
1,900,000	GS Mortgage Securities Trust, Series 2021-GSA3, Class A4, 2.37%, due 12/15/54	1,495,446
53,234	GS Mortgage-Backed Securities Trust CMO, Series 2020-NQM1, Class A1, 1.38%, due 09/27/60(b) 144A	48,798
125,551	GS Mortgage-Backed Securities Trust CMO, Series 2021-NQM1, Class A1, 1.02%, due 07/25/61(b) 144A	108,025
1,724,273	GS Mortgage-Backed Securities Trust CMO, Series 2021-PJ2, Class A2, 2.50%, due 07/25/51(b) 144A	1,397,299
456,708	Home RE, Ltd. CMO, Series 2021-2, Class M1A, 3.53% (SOFR 30-day average + 1.25%), due 01/25/34(c) 144A	454,502
165,860	Imperial Fund Mortgage Trust CMO, Series 2021-NQM1, Class A1, 1.07%, due 06/25/56(b) 144A	139,583
170,000	IMT Trust, Series 2017-APTS, Class CFX, 3.61%, due 06/15/34(b) 144A	160,125
707,000	INTOWN Mortgage Trust CMO, Series 2022-STAY, Class A, 5.33% (1 mo. TSFR + 2.49%), due 08/15/37(c) 144A	701,026
335,000	Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.28%, due 05/15/48(b) 144A	329,721
272,033	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3, 3.67%, due 04/15/47	271,543
66	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
48,697	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A2, 2.82%, due 11/15/48	48,627
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	654,630
936,966	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	867,332
1,421,361	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4, 2.69%, due 04/15/46	1,409,018
680,743	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	617,636
779,049	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	753,014
849,334	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	823,144
267,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	242,770
1,514,922	JPMorgan Mortgage Trust CMO, Series 2021-3, Class A3, 2.50%, due 07/25/51(b) 144A	1,217,904
193,000	KNDL Mortgage Trust, Series 2019-KNSQ, Class D, 4.17% (1 mo. USD LIBOR + 1.35%), due 05/15/36(c) 144A	186,457
590,184	Legacy Mortgage Asset Trust CMO, Series 2019-PR1, Class A1, 3.86%, due 09/25/59(d) 144A	583,815
208,627	Legacy Mortgage Asset Trust CMO, Series 2020-GS1, Class A1, 2.88%, due 10/25/59(d) 144A	207,477
81,909	Legacy Mortgage Asset Trust CMO, Series 2021-GS1, Class A1, 1.89%, due 10/25/66(d) 144A	75,872
378,443	Life Mortgage Trust, Series 2021-BMR, Class A, 3.52% (1 mo. USD LIBOR + 0.70%), due 03/15/38(c) 144A	364,292
418,745	Life Mortgage Trust, Series 2021-BMR, Class D, 4.22% (1 mo. USD LIBOR + 1.40%), due 03/15/38(c) 144A	397,630
1,028,000	Life Mortgage Trust, Series 2022-BMR2, Class A1, 4.14% (1 mo. TSFR + 1.30%), due 05/15/39(c) 144A	1,000,465
391,073	MetLife Securitization Trust CMO, Series 2020-INV1, Class A2A, 2.50%, due 05/25/50(b) 144A	332,770
145,390	MFA Trust CMO, Series 2021-NQM1, Class A1, 1.15%, due 04/25/65(b) 144A	134,454
85,058	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	84,792
1,737,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, due 04/15/48	1,652,946
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, due 05/15/48	765,603
2,204,000	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A4, 3.81%, due 12/15/48	2,082,040
1,562,383	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,406,905
212,000	Morgan Stanley Capital I Trust, Series 2017-CLS, Class D, 4.22% (1 mo. USD LIBOR + 1.40%), due 11/15/34(c) 144A	210,272
2,600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,269,545
980,000	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.04%, due 07/15/53	779,751
1,725,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.73%, due 05/15/54	1,431,797
95,000	Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.92%, due 11/15/32(b) 144A	92,674
165,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.46%, due 01/15/43(b) 144A	142,816
76,956	New Residential Mortgage Loan Trust CMO, Series 2018-4A, Class A1S, 3.19% (1 mo. USD LIBOR + 0.75%), due 01/25/48(c) 144A	74,711
See accompanying Notes to the Financial Statements.	67

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
188,805	NYMT Loan Trust CMO, Series 2022-CP1, Class A1, 2.04%, due 07/25/61 144A	169,674
100,704	OBX Trust CMO, Series 2020-EXP2, Class A3, 2.50%, due 05/25/60(b) 144A	89,267
318,072	OBX Trust CMO, Series 2021-NQM2, Class A1, 1.10%, due 05/25/61(b) 144A	262,682
409,874	OBX Trust CMO, Series 2021-NQM3, Class A1, 1.05%, due 07/25/61(b) 144A	329,012
377,177	PMT Credit Risk Transfer Trust CMO, Series 2020-2R, Class A, 6.93% (1 mo. USD LIBOR + 3.82%), due 12/25/22(c) 144A	355,365
347,078	Provident Funding Mortgage Trust CMO, Series 2020-F1, Class A2, 2.00%, due 01/25/36(b) 144A	301,707
1,769,761	PSMC Trust CMO, Series 2021-2, Class A3, 2.50%, due 05/25/51(b) 144A	1,537,386
12,953	Radnor RE, Ltd. CMO, Series 2018-1, Class M1, 4.48% (1 mo. USD LIBOR + 1.40%), due 03/25/28(c) 144A	12,953
200,000	Radnor RE, Ltd. CMO, Series 2020-1, Class M1B, 4.53% (1 mo. USD LIBOR + 1.45%), due 01/25/30(c) 144A	197,810
318,074	Sequoia Mortgage Trust CMO, Series 2020-3, Class A4, 3.00%, due 04/25/50(b) 144A	307,348
1,730,511	Sequoia Mortgage Trust CMO, Series 2021-1, Class A1, 2.50%, due 03/25/51(b) 144A	1,376,854
380,000	SLG Office Trust, Series 2021-OVA, Class D, 2.85%, due 07/15/41 144A	283,804
953,000	SMRT, Series 2022-MINI, Class A, 3.85% (1 mo. TSFR + 1.00%), due 01/15/39(c) 144A	915,810
431,722	Starwood Mortgage Residential Trust CMO, Series 2022-1, Class A1, 2.45%, due 12/25/66(b) 144A	380,158
132,000	Towd Point Mortgage Trust CMO, Series 2015-1, Class A5, 3.41%, due 10/25/53(b) 144A	127,758
223,815	Towd Point Mortgage Trust CMO, Series 2018-1, Class A1, 3.00%, due 01/25/58(b) 144A	217,606
218,201	Towd Point Mortgage Trust CMO, Series 2018-4, Class A1, 3.00%, due 06/25/58(b) 144A	204,508
29,727	Towd Point Mortgage Trust CMO, Series 2018-5, Class A1A, 3.25%, due 07/25/58(b) 144A	28,849
515,086	Towd Point Mortgage Trust CMO, Series 2018-6, Class A1, 3.75%, due 03/25/58(b) 144A	494,456
170,030	Towd Point Mortgage Trust CMO, Series 2018-6, Class A1A, 3.75%, due 03/25/58(b) 144A	167,283
259,844	Towd Point Mortgage Trust CMO, Series 2019-1, Class A1, 3.69%, due 03/25/58(b) 144A	245,704
170,267	Towd Point Mortgage Trust CMO, Series 2019-4, Class A1, 2.90%, due 10/25/59(b) 144A	161,093
36,381	Towd Point Mortgage Trust CMO, Series 2019-HY3, Class A1A, 4.08% (1 mo. USD LIBOR + 1.00%), due 10/25/59(c) 144A	35,880
419,198	Towd Point Mortgage Trust CMO, Series 2020-4, Class A1, 1.75%, due 10/25/60 144A	375,412
663,785	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	635,740
81,452	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.53%, due 05/10/63	81,354
74,763	Verus Securitization Trust CMO, Series 2020-5, Class A1, 1.22%, due 05/25/65(d) 144A	69,376
304,942	Verus Securitization Trust CMO, Series 2021-3, Class A1, 1.05%, due 06/25/66(b) 144A	251,254
180,349	Verus Securitization Trust CMO, Series 2021-4, Class A1, 0.94%, due 07/25/66(b) 144A	145,605
545,016	Verus Securitization Trust CMO, Series 2021-5, Class A1, 1.01%, due 09/25/66(b) 144A	456,950
145,349	Verus Securitization Trust CMO, Series 2021-R1, Class A1, 0.82%, due 10/25/63(b) 144A	133,293
7,622	WaMu Mortgage Pass Through Certificates CMO, Series 2003-AR9, Class 1A7, 4.14%, due 09/25/33(b)	7,206
1,490,923	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,335,987
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	2,745,756
68	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
925,256	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	847,683
1,179,124	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,100,956
1,605,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A3, 1.94%, due 06/15/53	1,477,048
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A3, 1.96%, due 04/15/54	1,600,813
800,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C60, Class ASB, 2.13%, due 08/15/54	669,165
1,466,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.92%, due 10/15/57	1,426,644
		131,475,098
	Mortgage Backed Securities - U.S. Government Agency Obligations — 24.7%
210,854	FHLMC Gold, Pool # A89870, 4.50%, due 11/01/39	207,067
140,632	FHLMC Gold, Pool # A96970, 4.00%, due 02/01/41	133,648
267,444	FHLMC Gold, Pool # C91908, 3.00%, due 01/01/37	244,946
209,136	FHLMC Gold, Pool # G06231, 4.00%, due 12/01/40	199,790
130,681	FHLMC Gold, Pool # G06409, 6.00%, due 11/01/39	137,595
68,973	FHLMC Gold, Pool # G06875, 5.50%, due 12/01/38	71,387
241,549	FHLMC Gold, Pool # G07021, 5.00%, due 09/01/39	243,932
474,447	FHLMC Gold, Pool # G07816, 4.50%, due 09/01/42	465,782
308,566	FHLMC Gold, Pool # G08537, 3.00%, due 07/01/43	276,662
187,242	FHLMC Gold, Pool # G08672, 4.00%, due 10/01/45	178,248
284,668	FHLMC Gold, Pool # G08726, 3.00%, due 10/01/46	254,243
49,616	FHLMC Gold, Pool # G08735, 4.50%, due 10/01/46	48,130
24,464	FHLMC Gold, Pool # G08748, 3.50%, due 02/01/47	22,472
358,114	FHLMC Gold, Pool # G08749, 4.00%, due 02/01/47	340,098
189,928	FHLMC Gold, Pool # G08771, 4.00%, due 07/01/47	180,263
179,847	FHLMC Gold, Pool # G08786, 4.50%, due 10/01/47	174,575
104,603	FHLMC Gold, Pool # G16177, 2.00%, due 01/01/32	93,918
719,915	FHLMC Gold, Pool # G16634, 3.00%, due 10/01/31	682,072
689,690	FHLMC Gold, Pool # G60722, 3.00%, due 10/01/46	615,016
311,943	FHLMC Gold, Pool # G60767, 3.50%, due 10/01/46	287,128
136,549	FHLMC Gold, Pool # G60788, 3.50%, due 12/01/46	125,715
683,382	FHLMC Gold, Pool # G60804, 4.50%, due 05/01/42	669,538
863,224	FHLMC Gold, Pool # G60934, 3.50%, due 06/01/45	794,580
1,035,848	FHLMC Gold, Pool # G60985, 3.00%, due 05/01/47	925,844
577,891	FHLMC Gold, Pool # G61748, 3.50%, due 11/01/48	529,020
281,591	FHLMC Gold, Pool # G61995, 4.00%, due 11/01/44	268,099
207,487	FHLMC Gold, Pool # J24414, 2.50%, due 06/01/28	198,146
259,265	FHLMC Gold, Pool # J34888, 2.50%, due 07/01/31	241,138
573,327	FHLMC Gold, Pool # Q09224, 4.00%, due 07/01/42	547,621
81,494	FHLMC Gold, Pool # Q11218, 3.50%, due 09/01/42	75,038
180,577	FHLMC Gold, Pool # Q12052, 3.50%, due 10/01/42	165,840
497,430	FHLMC Gold, Pool # Q12862, 3.50%, due 11/01/42	459,738
206,704	FHLMC Gold, Pool # Q17792, 3.50%, due 05/01/43	190,257
496,485	FHLMC Gold, Pool # Q36815, 4.00%, due 10/01/45	470,790
430,338	FHLMC Gold, Pool # Q41918, 3.50%, due 07/01/46	396,104
464,827	FHLMC Gold, Pool # Q42618, 3.00%, due 08/01/46	413,993
See accompanying Notes to the Financial Statements.	69

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
651,550	FHLMC Gold, Pool # Q44455, 3.50%, due 11/01/46	596,696
185,358	FHLMC Gold, Pool # Q44963, 3.50%, due 12/01/46	170,382
617,111	FHLMC Gold, Pool # Q45741, 3.50%, due 01/01/47	566,471
51,300	FHLMC Gold, Pool # Q49494, 4.50%, due 07/01/47	49,744
157,723	FHLMC Gold, Pool # Q52312, 4.00%, due 11/01/47	149,410
152,749	FHLMC Gold, Pool # Q54957, 4.00%, due 03/01/48	144,689
161,537	FHLMC Gold, Pool # V60565, 3.00%, due 06/01/29	153,711
414,303	FHLMC Gold, Pool # V60599, 3.00%, due 09/01/29	394,180
439,260	FHLMC Gold, Pool # V82292, 4.00%, due 04/01/46	417,600
194,693	FHLMC Gold, Pool # V82848, 3.00%, due 12/01/46	173,261
2,776,000	FHLMC Multifamily Structured Pass Through Certificates, Series K140, Class A2, 2.25%, due 03/25/54	2,302,128
2,077,000	FHLMC Multifamily Structured Pass Through Certificates, Series K142, Class A2, 2.40%, due 03/25/32	1,733,972
11,954,506	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K106, Class X1, 1.48%, due 01/25/30(b) 144A	921,122
541,869	FHLMC Non Gold, Pool # 841085, 3.00%, (12 mo. USD LIBOR + 1.63%), due 09/01/47(c)	550,293
42,515	FHLMC Reference REMIC CMO, Series R007, Class ZA, 6.00%, due 05/15/36	43,897
1,137,084	FHLMC REMIC CMO, Series 4710, Class KZ, 3.50%, due 08/15/47	1,011,758
1,323,741	FHLMC REMIC CMO, Series 4739, Class Z, 3.50%, due 11/15/47	1,196,120
694,015	FNMA, Pool # BM4377, 2.68%, (12 mo. USD LIBOR + 1.89%), due 04/01/38(c)	711,439
746,192	FNMA, Pool # BM6482, 3.04%, (12 mo. USD LIBOR + 1.58%), due 04/01/47(c)	763,247
529,705	FNMA REMIC CMO, Series 2011-59, Class NZ, 5.50%, due 07/25/41	542,202
1,346,113	FNMA REMIC CMO, Series 2012-134, Class ZC, 2.50%, due 12/25/42	1,035,857
4,793	FNMA REMIC CMO, Series 2012-28, Class B, 6.50%, due 06/25/39	4,917
46,108	FNMA-ACES, Series 2018-M10, Class A1, 3.47%, due 07/25/28(b)	45,752
291,032	GNMA I, Pool # 734152, 4.00%, due 01/15/41	277,370
1,825,687	GNMA I, Pool # 784369, 4.00%, due 08/15/45	1,767,438
200,342	GNMA I, Pool # 784605, 4.50%, due 01/15/42	197,810
112,759	GNMA I, Pool # AL8626, 3.00%, due 08/15/45	100,303
134,663	GNMA II, Pool # 004636, 4.50%, due 02/20/40	133,193
24,099	GNMA II, Pool # 004678, 4.50%, due 04/20/40	23,835
152,375	GNMA II, Pool # 004833, 4.00%, due 10/20/40	145,667
141,017	GNMA II, Pool # 004977, 4.00%, due 03/20/41	134,808
357,353	GNMA II, Pool # 004978, 4.50%, due 03/20/41	353,451
552,456	GNMA II, Pool # 005055, 4.50%, due 05/20/41	546,428
20,875	GNMA II, Pool # 783637, 3.00%, due 06/20/42	18,789
3,371,207	GNMA II, Pool # 785283, 2.50%, due 01/20/51	2,916,728
484,613	GNMA II, Pool # 796468, 4.00%, due 09/20/42	464,485
755,876	GNMA II, Pool # AV9421, 3.50%, due 11/20/46	693,076
469,202	GNMA II, Pool # AY7555, 3.50%, due 04/20/47	430,217
207,481	GNMA II, Pool # MA0462, 3.50%, due 10/20/42	191,795
30,884	GNMA II, Pool # MA0624, 3.00%, due 12/20/42	27,805
139,461	GNMA II, Pool # MA0625, 3.50%, due 12/20/42	129,547
78,572	GNMA II, Pool # MA0698, 3.00%, due 01/20/43	70,741
265,890	GNMA II, Pool # MA0851, 3.00%, due 03/20/43	239,403
214,000	GNMA II, Pool # MA0852, 3.50%, due 03/20/43	199,020
44,825	GNMA II, Pool # MA1156, 3.00%, due 07/20/43	40,352
147,960	GNMA II, Pool # MA1376, 4.00%, due 10/20/43	140,542
70	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
65,098	GNMA II, Pool # MA1599, 3.00%, due 01/20/44	58,616
135,648	GNMA II, Pool # MA2371, 3.50%, due 11/20/44	125,759
110,316	GNMA II, Pool # MA2372, 4.00%, due 11/20/44	104,786
99,241	GNMA II, Pool # MA2825, 3.00%, due 05/20/45	89,343
228,591	GNMA II, Pool # MA3310, 3.50%, due 12/20/45	210,923
92,728	GNMA II, Pool # MA3377, 4.00%, due 01/20/46	88,090
136,754	GNMA II, Pool # MA3455, 4.00%, due 02/20/46	129,916
259,001	GNMA II, Pool # MA3456, 4.50%, due 02/20/46	256,821
224,533	GNMA II, Pool # MA3596, 3.00%, due 04/20/46	202,345
429,628	GNMA II, Pool # MA3803, 3.50%, due 07/20/46	397,385
316,269	GNMA II, Pool # MA3873, 3.00%, due 08/20/46	283,545
515,275	GNMA II, Pool # MA3936, 3.00%, due 09/20/46	462,996
147,609	GNMA II, Pool # MA4004, 3.50%, due 10/20/46	136,533
88,610	GNMA II, Pool # MA4071, 4.50%, due 11/20/46	88,243
77,536	GNMA II, Pool # MA4125, 2.50%, due 12/20/46	66,892
121,928	GNMA II, Pool # MA4263, 4.00%, due 02/20/47	115,683
192,360	GNMA II, Pool # MA4585, 3.00%, due 07/20/47	172,622
181,534	GNMA II, Pool # MA4586, 3.50%, due 07/20/47	167,752
464,450	GNMA II, Pool # MA4720, 4.00%, due 09/20/47	442,420
132,701	GNMA II, Pool # MA4838, 4.00%, due 11/20/47	126,083
532,595	GNMA II, Pool # MA5019, 3.50%, due 02/20/48	490,886
64,502	GNMA II, Pool # MA5021, 4.50%, due 02/20/48	62,780
22,399	GNMA II, Pool # MA5079, 4.50%, due 03/20/48	21,802
261,424	GNMA II, Pool # MA5264, 4.00%, due 06/20/48	247,004
151,279	GNMA II, Pool # MA5397, 3.50%, due 08/20/48	139,451
151,597	GNMA II, Pool # MA5466, 4.00%, due 09/20/48	143,172
125,836	GNMA II, Pool # MA5467, 4.50%, due 09/20/48	122,274
53,720	GNMA II, Pool # MA5530, 5.00%, due 10/20/48	52,992
89,522	GNMA II, Pool # MA5762, 3.50%, due 02/20/49	82,522
85,670	GNMA II, Pool # MA5817, 4.00%, due 03/20/49	81,033
300,667	GNMA II, Pool # MA5874, 3.00%, due 04/20/49	269,751
584,811	GNMA II, Pool # MA6038, 3.00%, due 07/20/49	522,116
539,537	GNMA II, Pool # MA6090, 3.50%, due 08/20/49	496,115
207,250	GNMA II, Pool # MA6338, 3.00%, due 12/20/49	184,995
479,911	GNMA II, Pool # MA6409, 3.00%, due 01/20/50	428,246
400,391	GNMA II, Pool # MA7254, 2.00%, due 03/20/51	336,450
409,042	GNMA II, Pool # MA7367, 2.50%, due 05/20/51	353,583
485,935	GNMA II, Pool # MA7471, 2.00%, due 07/20/51	407,691
357,976	GNMA II, Pool # MA7534, 2.50%, due 08/20/51	309,351
649,210	GNMA II, Pool # MA7588, 2.00%, due 09/20/51	544,221
2,047,901	GNMA II, Pool # MA7589, 2.50%, due 09/20/51	1,768,515
468,346	GNMA II, Pool # MA7706, 3.00%, due 11/20/51	415,583
984,878	GNMA II, Pool # MA7988, 3.00%, due 04/20/52	873,120
6,000,000	GNMA TBA, 3.50%, due 10/20/52	5,458,830
2,000,000	GNMA TBA, 4.00%, due 10/20/52	1,868,203
1,000,000	GNMA TBA, 4.50%, due 10/20/52	957,461
211,773	UMBS, Pool # 745148, 5.00%, due 01/01/36	213,635
198,368	UMBS, Pool # 932807, 4.00%, due 09/01/40	189,303
130,094	UMBS, Pool # 983471, 5.50%, due 05/01/38	133,109
See accompanying Notes to the Financial Statements.	71

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
266,299	UMBS, Pool # 985184, 5.50%, due 08/01/38	275,332
172,677	UMBS, Pool # 995245, 5.00%, due 01/01/39	171,655
329,678	UMBS, Pool # AB6212, 3.00%, due 09/01/42	296,174
523,664	UMBS, Pool # AB6802, 3.50%, due 11/01/42	481,510
146,533	UMBS, Pool # AB7059, 2.50%, due 11/01/42	124,743
289,506	UMBS, Pool # AB8703, 3.00%, due 03/01/38	255,525
113,244	UMBS, Pool # AB9383, 4.00%, due 05/01/43	107,926
920,045	UMBS, Pool # AB9659, 3.00%, due 06/01/43	824,444
1,965,025	UMBS, Pool # AC3668, 4.50%, due 10/01/39	1,927,261
186,457	UMBS, Pool # AD9153, 4.50%, due 08/01/40	182,860
144,277	UMBS, Pool # AE0469, 6.00%, due 12/01/39	151,864
387,701	UMBS, Pool # AH4404, 4.00%, due 01/01/41	369,931
80,478	UMBS, Pool # AI1892, 5.00%, due 05/01/41	80,926
399,735	UMBS, Pool # AI4815, 4.50%, due 06/01/41	390,965
323,410	UMBS, Pool # AJ9278, 3.50%, due 12/01/41	296,854
155,541	UMBS, Pool # AJ9317, 4.00%, due 01/01/42	147,772
350,087	UMBS, Pool # AL0215, 4.50%, due 04/01/41	343,298
662,924	UMBS, Pool # AL1895, 3.50%, due 06/01/42	611,154
417,001	UMBS, Pool # AL2466, 4.00%, due 09/01/42	397,858
409,826	UMBS, Pool # AL3000, 3.50%, due 12/01/42	376,799
492,777	UMBS, Pool # AL3316, 3.50%, due 03/01/43	453,054
671,753	UMBS, Pool # AL6663, 4.00%, due 03/01/39	641,107
579,788	UMBS, Pool # AL7594, 3.50%, due 08/01/45	533,369
564,971	UMBS, Pool # AL8191, 4.00%, due 12/01/45	532,155
75,473	UMBS, Pool # AO4109, 4.00%, due 06/01/42	71,643
199,539	UMBS, Pool # AQ7923, 3.00%, due 12/01/42	179,124
333,347	UMBS, Pool # AS5133, 3.50%, due 06/01/45	306,579
81,927	UMBS, Pool # AS6286, 4.00%, due 12/01/45	77,818
111,578	UMBS, Pool # AS6304, 4.00%, due 12/01/45	106,032
171,859	UMBS, Pool # AS6452, 3.50%, due 01/01/46	158,081
127,062	UMBS, Pool # AS7693, 2.00%, due 08/01/31	113,942
194,052	UMBS, Pool # AS8073, 2.50%, due 10/01/46	163,877
136,912	UMBS, Pool # AZ3743, 3.50%, due 11/01/45	125,935
209,335	UMBS, Pool # BC9468, 3.00%, due 06/01/46	186,716
440,994	UMBS, Pool # BD7043, 4.00%, due 03/01/47	416,833
297,187	UMBS, Pool # BE7192, 4.00%, due 03/01/47	281,968
3,234,591	UMBS, Pool # BJ0104, 3.50%, due 10/01/47	2,959,756
453,221	UMBS, Pool # BK1023, 4.50%, due 02/01/48	439,342
255,380	UMBS, Pool # BK7611, 4.50%, due 09/01/48	246,993
638,435	UMBS, Pool # BM1573, 3.50%, due 07/01/47	586,192
874,045	UMBS, Pool # BM1972, 3.50%, due 10/01/37	827,549
483,811	UMBS, Pool # BM3033, 3.00%, due 10/01/47	430,911
159,786	UMBS, Pool # BM3258, 3.00%, due 02/01/47	142,347
177,712	UMBS, Pool # BM3286, 4.50%, due 11/01/47	175,039
2,653,838	UMBS, Pool # BM3325, 3.00%, due 10/01/46	2,369,797
367,080	UMBS, Pool # BM3332, 3.50%, due 01/01/48	335,830
331,459	UMBS, Pool # BM3491, 4.50%, due 01/01/38	321,975
543,613	UMBS, Pool # BM3641, 4.00%, due 04/01/48	514,356
531,294	UMBS, Pool # BM4896, 3.00%, due 02/01/47	476,212
72	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
705,295	UMBS, Pool # BM5213, 3.00%, due 07/01/45	630,248
156,158	UMBS, Pool # BM5293, 3.50%, due 02/01/49	142,890
297,072	UMBS, Pool # BM5694, 4.00%, due 06/01/48	281,369
112,777	UMBS, Pool # BM5874, 4.00%, due 01/01/48	107,137
170,769	UMBS, Pool # BM5950, 3.00%, due 11/01/48	152,486
919,126	UMBS, Pool # BN6216, 4.50%, due 03/01/49	890,635
174,292	UMBS, Pool # BO1420, 3.50%, due 09/01/49	158,810
435,738	UMBS, Pool # BO5387, 3.50%, due 12/01/49	398,747
277,245	UMBS, Pool # BP2898, 4.00%, due 03/01/50	259,793
557,454	UMBS, Pool # BP3048, 3.00%, due 03/01/50	489,993
393,213	UMBS, Pool # BP5462, 2.50%, due 06/01/50	333,281
303,940	UMBS, Pool # BP5568, 3.00%, due 06/01/50	267,020
1,460,086	UMBS, Pool # BP6618, 2.50%, due 08/01/50	1,236,217
5,775,261	UMBS, Pool # BP9250, 2.50%, due 07/01/50	4,891,832
771,522	UMBS, Pool # BQ3132, 2.00%, due 10/01/50	632,420
534,151	UMBS, Pool # BQ3138, 2.50%, due 10/01/50	452,712
3,999,999	UMBS, Pool # BU1410, 3.00%, due 01/01/52	3,490,014
981,846	UMBS, Pool # BU8763, 3.00%, due 04/01/52	858,068
76,545	UMBS, Pool # BU8885, 2.50%, due 03/01/52	64,480
2,940,329	UMBS, Pool # BV5624, 3.00%, due 06/01/52	2,565,399
617,411	UMBS, Pool # BV7064, 3.50%, due 04/01/52	557,510
1,560,986	UMBS, Pool # BV8474, 3.00%, due 05/01/52	1,376,445
421,869	UMBS, Pool # BW0002, 2.50%, due 07/01/52	355,079
534,688	UMBS, Pool # BW0046, 5.00%, due 07/01/52	522,131
918,616	UMBS, Pool # CA0623, 4.50%, due 10/01/47	890,876
536,681	UMBS, Pool # CA0655, 3.50%, due 11/01/47	490,936
50,314	UMBS, Pool # CA3828, 4.00%, due 07/01/49	47,441
668,839	UMBS, Pool # CA3986, 5.00%, due 08/01/49	660,031
299,154	UMBS, Pool # CA4149, 3.00%, due 09/01/49	263,131
600,652	UMBS, Pool # CA4831, 4.50%, due 12/01/49	577,596
499,562	UMBS, Pool # CA5229, 3.00%, due 02/01/50	438,460
3,055,987	UMBS, Pool # CA5354, 3.50%, due 03/01/50	2,784,842
434,509	UMBS, Pool # CA5571, 4.00%, due 04/01/50	407,843
5,202,039	UMBS, Pool # CA6097, 3.50%, due 06/01/50	4,723,118
3,103,125	UMBS, Pool # CA6635, 2.50%, due 08/01/50	2,629,920
2,666,327	UMBS, Pool # CA6738, 3.00%, due 08/01/50	2,342,723
1,484,533	UMBS, Pool # CA6777, 4.50%, due 08/01/50	1,422,724
388,031	UMBS, Pool # CA6799, 2.00%, due 08/01/50	317,888
655,928	UMBS, Pool # CA6871, 2.50%, due 08/01/35	595,015
1,485,103	UMBS, Pool # CA6872, 2.50%, due 08/01/35	1,354,511
1,372,548	UMBS, Pool # CA7030, 2.50%, due 09/01/50	1,163,338
3,807,203	UMBS, Pool # CA8062, 2.50%, due 12/01/50	3,222,314
1,509,614	UMBS, Pool # CA9227, 2.50%, due 02/01/51	1,279,277
2,713,172	UMBS, Pool # CB0671, 2.50%, due 06/01/51	2,313,569
487,917	UMBS, Pool # CB2858, 2.50%, due 02/01/52	412,521
920,714	UMBS, Pool # CB3865, 4.50%, due 06/01/52	882,481
3,485,069	UMBS, Pool # CB4088, 4.00%, due 07/01/52	3,252,068
1,056,658	UMBS, Pool # CB4304, 4.50%, due 08/01/52	1,010,459
1,692,145	UMBS, Pool # CB4395, 4.50%, due 08/01/52	1,618,162
See accompanying Notes to the Financial Statements.	73

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
3,369,181	UMBS, Pool # CB4536, 2.50%, due 06/01/52	2,837,846
775,994	UMBS, Pool # FM0030, 3.00%, due 02/01/49	691,338
208,509	UMBS, Pool # FM1001, 3.50%, due 11/01/48	190,914
213,957	UMBS, Pool # FM1266, 5.00%, due 07/01/49	211,833
108,018	UMBS, Pool # FM1347, 3.00%, due 12/01/48	96,817
603,909	UMBS, Pool # FM1467, 3.00%, due 12/01/47	542,488
433,023	UMBS, Pool # FM1588, 3.00%, due 10/01/49	382,518
216,574	UMBS, Pool # FM1715, 3.00%, due 12/01/45	193,387
287,416	UMBS, Pool # FM1790, 3.00%, due 11/01/49	252,734
213,575	UMBS, Pool # FM1864, 3.00%, due 11/01/49	187,840
3,286,896	UMBS, Pool # FM2217, 3.00%, due 03/01/47	2,950,193
2,107,981	UMBS, Pool # FM2226, 3.00%, due 09/01/46	1,888,179
698,217	UMBS, Pool # FM2274, 4.00%, due 08/01/49	660,339
431,676	UMBS, Pool # FM2336, 4.00%, due 01/01/50	407,036
1,804,475	UMBS, Pool # FM2385, 3.00%, due 09/01/48	1,600,184
453,950	UMBS, Pool # FM2461, 3.50%, due 03/01/50	413,536
629,673	UMBS, Pool # FM2570, 4.50%, due 04/01/48	617,570
425,180	UMBS, Pool # FM2674, 4.00%, due 03/01/50	399,733
1,431,271	UMBS, Pool # FM3250, 3.50%, due 05/01/50	1,304,731
1,073,983	UMBS, Pool # FM3889, 3.00%, due 07/01/50	943,714
787,745	UMBS, Pool # FM4330, 2.50%, due 10/01/50	667,666
824,678	UMBS, Pool # FM4350, 2.00%, due 09/01/50	673,313
1,605,036	UMBS, Pool # FM4532, 3.00%, due 09/01/50	1,414,568
1,967,078	UMBS, Pool # FM5018, 2.50%, due 12/01/50	1,671,004
32,568	UMBS, Pool # FM5035, 4.00%, due 07/01/50	30,764
2,641,038	UMBS, Pool # FM5721, 3.00%, due 12/01/40	2,345,086
708,541	UMBS, Pool # FM5875, 4.50%, due 04/01/50	684,706
1,172,600	UMBS, Pool # FM5996, 4.50%, due 03/01/49	1,134,144
1,325,560	UMBS, Pool # FM6133, 3.50%, due 08/01/50	1,207,676
890,999	UMBS, Pool # FM6273, 3.00%, due 12/01/34	833,694
2,134,020	UMBS, Pool # FM6497, 2.00%, due 03/01/51	1,744,386
943,584	UMBS, Pool # FM6585, 3.50%, due 11/01/40	851,851
852,492	UMBS, Pool # FM7341, 4.00%, due 03/01/48	809,474
1,301,025	UMBS, Pool # FM7785, 4.00%, due 05/01/49	1,231,064
2,043,737	UMBS, Pool # FM7794, 4.00%, due 01/01/50	1,924,603
2,181,303	UMBS, Pool # FM8216, 4.00%, due 11/01/48	2,063,955
989,217	UMBS, Pool # FM8422, 2.50%, due 08/01/51	835,217
751,386	UMBS, Pool # FM8451, 2.50%, due 08/01/51	636,890
1,703,836	UMBS, Pool # FM8603, 4.00%, due 09/01/49	1,613,182
2,889,910	UMBS, Pool # FM8968, 3.00%, due 04/01/48	2,580,880
1,764,074	UMBS, Pool # FM9412, 2.50%, due 11/01/51	1,492,852
4,295,991	UMBS, Pool # FM9461, 3.50%, due 11/01/51	3,886,757
1,048,178	UMBS, Pool # FM9674, 3.50%, due 06/01/49	956,660
825,965	UMBS, Pool # FM9726, 2.50%, due 11/01/51	699,661
4,289,928	UMBS, Pool # FM9728, 2.50%, due 11/01/51	3,632,349
476,027	UMBS, Pool # FM9977, 4.00%, due 02/01/50	449,080
1,160,534	UMBS, Pool # FS0027, 2.50%, due 11/01/51	982,846
1,312,628	UMBS, Pool # FS0065, 4.50%, due 12/01/50	1,271,356
951,016	UMBS, Pool # FS0194, 2.50%, due 01/01/52	802,243
74	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
2,245,635	UMBS, Pool # FS0248, 3.00%, due 02/01/50	1,987,720
2,471,570	UMBS, Pool # FS0644, 3.00%, due 02/01/52	2,162,823
111,252	UMBS, Pool # FS0703, 4.00%, due 01/01/49	105,301
1,979,472	UMBS, Pool # FS0715, 3.00%, due 01/01/52	1,734,639
8,518,575	UMBS, Pool # FS0731, 2.00%, due 02/01/52	6,944,242
2,500,963	UMBS, Pool # FS1133, 4.00%, due 10/01/51	2,349,136
487,571	UMBS, Pool # FS1201, 3.00%, due 01/01/50	428,317
654,614	UMBS, Pool # FS1205, 3.50%, due 04/01/52	591,171
1,452,569	UMBS, Pool # FS1228, 3.00%, due 03/01/52	1,270,693
500,787	UMBS, Pool # FS1285, 3.50%, due 02/01/52	456,231
466,623	UMBS, Pool # FS1427, 3.00%, due 02/01/50	410,606
311,945	UMBS, Pool # FS1602, 4.00%, due 07/01/49	295,569
443,817	UMBS, Pool # FS1624, 2.50%, due 10/01/51	376,436
2,994,367	UMBS, Pool # FS1629, 2.50%, due 04/01/52	2,523,854
204,080	UMBS, Pool # FS1637, 4.00%, due 04/01/52	190,421
1,213,582	UMBS, Pool # FS1976, 4.00%, due 08/01/51	1,146,530
2,105,962	UMBS, Pool # FS2167, 4.50%, due 06/01/52	2,016,635
2,330,386	UMBS, Pool # FS2238, 4.00%, due 03/01/51	2,201,028
64,830	UMBS, Pool # FS2354, 4.00%, due 06/01/52	60,669
233,984	UMBS, Pool # FS2415, 4.50%, due 08/01/52	223,754
115,324	UMBS, Pool # MA2781, 2.50%, due 10/01/46	97,819
2,786,643	UMBS, Pool # MA2863, 3.00%, due 01/01/47	2,475,192
352,507	UMBS, Pool # MA3058, 4.00%, due 07/01/47	333,879
96,910	UMBS, Pool # MA3087, 3.50%, due 08/01/47	88,206
99,480	UMBS, Pool # MA3155, 3.00%, due 10/01/32	92,816
335,860	UMBS, Pool # MA3182, 3.50%, due 11/01/47	306,513
156,201	UMBS, Pool # MA3211, 4.00%, due 12/01/47	148,234
110,134	UMBS, Pool # MA3238, 3.50%, due 01/01/48	100,830
279,947	UMBS, Pool # MA3332, 3.50%, due 04/01/48	255,566
102,664	UMBS, Pool # MA3364, 3.50%, due 05/01/33	97,431
63,419	UMBS, Pool # MA3385, 4.50%, due 06/01/48	61,419
267,612	UMBS, Pool # MA3414, 3.50%, due 07/01/48	244,711
83,463	UMBS, Pool # MA3442, 3.50%, due 08/01/48	76,164
68,488	UMBS, Pool # MA3521, 4.00%, due 11/01/48	64,712
677,707	UMBS, Pool # MA3871, 3.00%, due 12/01/49	594,944
576,838	UMBS, Pool # MA3937, 3.00%, due 02/01/50	507,220
138,630	UMBS, Pool # MA3960, 3.00%, due 03/01/50	121,671
770,121	UMBS, Pool # MA4018, 2.00%, due 05/01/50	629,158
507,663	UMBS, Pool # MA4048, 3.00%, due 06/01/50	445,794
135,026	UMBS, Pool # MA4120, 2.50%, due 09/01/50	114,451
1,582,929	UMBS, Pool # MA4158, 2.00%, due 10/01/50	1,292,697
438,522	UMBS, Pool # MA4181, 1.50%, due 11/01/50	338,026
358,562	UMBS, Pool # MA4204, 2.00%, due 12/01/40	300,896
803,461	UMBS, Pool # MA4208, 2.00%, due 12/01/50	654,819
3,715,445	UMBS, Pool # MA4209, 1.50%, due 12/01/50	2,862,926
545,059	UMBS, Pool # MA4232, 2.00%, due 01/01/41	452,996
1,235,830	UMBS, Pool # MA4237, 2.00%, due 01/01/51	1,008,640
562,519	UMBS, Pool # MA4268, 2.00%, due 02/01/41	471,964
108,452	UMBS, Pool # MA4281, 2.00%, due 03/01/51	88,452
See accompanying Notes to the Financial Statements.	75

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
477,482	UMBS, Pool # MA4325, 2.00%, due 05/01/51	389,254
309,341	UMBS, Pool # MA4333, 2.00%, due 05/01/41	259,572
346,667	UMBS, Pool # MA4356, 2.50%, due 06/01/51	293,551
463,296	UMBS, Pool # MA4380, 3.00%, due 07/01/51	406,182
487,837	UMBS, Pool # MA4399, 2.50%, due 08/01/51	411,938
985,899	UMBS, Pool # MA4437, 2.00%, due 10/01/51	802,498
1,976,738	UMBS, Pool # MA4493, 2.50%, due 12/01/51	1,666,837
490,238	UMBS, Pool # MA4512, 2.50%, due 01/01/52	413,268
986,803	UMBS, Pool # MA4549, 3.00%, due 02/01/52	861,284
1,477,880	UMBS, Pool # MA4578, 2.50%, due 04/01/52	1,244,733
1,035,061	UMBS, Pool # MA4624, 3.00%, due 06/01/52	903,938
1,001,582	UMBS, Pool # MA4644, 4.00%, due 05/01/52	931,809
1,499,950	UMBS, Pool # MA4653, 3.00%, due 07/01/52	1,309,827
695,005	UMBS, Pool # MA4730, 3.00%, due 09/01/52	606,938
6,168,100	UMBS, Pool # MA4781, 3.00%, due 10/01/52	5,387,046
250,000	UMBS, Pool # MA4782, 3.50%, due 10/01/52	225,589
1,509,366	UMBS, Pool # QA6328, 3.00%, due 01/01/50	1,336,200
1,205,068	UMBS, Pool # QA6367, 3.00%, due 01/01/50	1,061,730
847,212	UMBS, Pool # QA7234, 3.00%, due 02/01/50	744,347
603,586	UMBS, Pool # QA8518, 3.00%, due 04/01/50	530,299
212,280	UMBS, Pool # QB0220, 3.00%, due 06/01/50	186,417
860,426	UMBS, Pool # QB4847, 2.50%, due 10/01/50	728,057
793,313	UMBS, Pool # QB6476, 2.50%, due 12/01/50	676,536
305,884	UMBS, Pool # QC0039, 2.50%, due 03/01/51	259,178
1,618,704	UMBS, Pool # QC4339, 2.00%, due 07/01/51	1,319,572
888,390	UMBS, Pool # QC5189, 2.50%, due 08/01/51	749,415
453,758	UMBS, Pool # QC6357, 2.50%, due 09/01/51	382,964
309,268	UMBS, Pool # QD5507, 2.00%, due 01/01/52	251,968
499,108	UMBS, Pool # QD9176, 2.50%, due 03/01/52	420,539
975,045	UMBS, Pool # QE0375, 4.00%, due 04/01/52	911,594
1,988,661	UMBS, Pool # QE1044, 3.50%, due 04/01/52	1,795,719
62,953	UMBS, Pool # QE1497, 4.00%, due 05/01/52	58,740
848,180	UMBS, Pool # RA1741, 3.50%, due 11/01/49	772,100
1,597,447	UMBS, Pool # RA1776, 3.00%, due 12/01/49	1,407,491
1,010,237	UMBS, Pool # RA1860, 3.00%, due 12/01/49	887,637
533,850	UMBS, Pool # RA2572, 3.50%, due 05/01/50	485,634
1,897,600	UMBS, Pool # RA2790, 2.50%, due 06/01/50	1,605,627
1,909,634	UMBS, Pool # RA2853, 2.50%, due 06/01/50	1,615,811
710,978	UMBS, Pool # RA3206, 2.00%, due 08/01/50	580,291
3,567,806	UMBS, Pool # RA3607, 3.00%, due 09/01/50	3,135,499
3,899,484	UMBS, Pool # RA5767, 2.50%, due 09/01/51	3,291,219
271,977	UMBS, Pool # RA6432, 2.50%, due 12/01/51	229,277
900,110	UMBS, Pool # RA6509, 2.00%, due 12/01/51	732,514
527,137	UMBS, Pool # RA6951, 3.50%, due 03/01/52	477,468
1,976,259	UMBS, Pool # RB5111, 2.00%, due 05/01/41	1,657,806
480,524	UMBS, Pool # SB8510, 2.00%, due 02/01/36	424,498
745,282	UMBS, Pool # SD0100, 3.00%, due 10/01/49	656,630
1,909,257	UMBS, Pool # SD0499, 3.00%, due 08/01/50	1,680,582
1,262,197	UMBS, Pool # SD0558, 2.50%, due 03/01/51	1,069,458
76	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,384,297	UMBS, Pool # SD0619, 4.00%, due 07/01/50	1,299,155
860,068	UMBS, Pool # SD0742, 2.50%, due 11/01/51	728,193
272,768	UMBS, Pool # SD0746, 2.00%, due 11/01/51	222,235
479,916	UMBS, Pool # SD0815, 3.00%, due 01/01/52	422,045
493,064	UMBS, Pool # SD1050, 4.50%, due 07/01/52	472,150
2,212,448	UMBS, Pool # SD1324, 4.00%, due 08/01/52	2,063,425
1,206,484	UMBS, Pool # SD1446, 4.50%, due 08/01/52	1,155,667
302,620	UMBS, Pool # SD1454, 4.50%, due 08/01/52	289,784
1,533,749	UMBS, Pool # SD1475, 4.50%, due 08/01/52	1,470,875
770,000	UMBS, Pool # SD1606, 4.50%, due 09/01/52	736,861
5,487,268	UMBS, Pool # SD7526, 2.50%, due 10/01/50	4,658,676
4,826,938	UMBS, Pool # SD7543, 2.50%, due 08/01/51	4,089,853
2,742,578	UMBS, Pool # SD7548, 2.50%, due 11/01/51	2,323,944
1,911,800	UMBS, Pool # SD7551, 3.00%, due 01/01/52	1,681,905
2,991	UMBS, Pool # SD8025, 3.50%, due 11/01/49	2,728
1,134,736	UMBS, Pool # SD8075, 3.50%, due 07/01/50	1,032,104
4,550,751	UMBS, Pool # SD8090, 2.00%, due 09/01/50	3,712,001
835,606	UMBS, Pool # SD8104, 1.50%, due 11/01/50	642,913
409,564	UMBS, Pool # SD8113, 2.00%, due 12/01/50	334,080
411,344	UMBS, Pool # SD8121, 2.00%, due 01/01/51	335,529
190,660	UMBS, Pool # SD8134, 2.00%, due 03/01/51	155,429
3,664,202	UMBS, Pool # SD8141, 2.50%, due 04/01/51	3,097,870
1,467,759	UMBS, Pool # SD8183, 2.50%, due 12/01/51	1,237,159
3,451,510	UMBS, Pool # SD8188, 2.00%, due 01/01/52	2,807,271
995,556	UMBS, Pool # SD8205, 2.50%, due 04/01/52	838,500
621,516	UMBS, Pool # SD8212, 2.50%, due 05/01/52	522,775
4,981,791	UMBS, Pool # SD8234, 2.50%, due 08/01/52	4,193,036
196,116	UMBS, Pool # SD8254, 3.00%, due 10/01/52	171,163
1,000,000	UMBS, Pool # SD8255, 3.50%, due 10/01/52	902,041
828,511	UMBS, Pool # ZM1609, 3.50%, due 09/01/46	764,801
259,386	UMBS, Pool # ZS4727, 4.00%, due 07/01/47	245,909
161,941	UMBS, Pool # ZS4760, 4.00%, due 03/01/48	152,763
1,405,389	UMBS, Pool # ZS4763, 3.50%, due 04/01/48	1,285,160
455,681	UMBS, Pool # ZT0657, 6.00%, due 07/01/40	479,397
207,617	UMBS, Pool # ZT1748, 5.00%, due 01/01/49	205,867
500,000	UMBS TBA, 2.50%, due 11/10/51	418,623
500,000	UMBS TBA, 2.50%, due 10/13/52	419,639
3,000,000	UMBS TBA, 3.00%, due 10/13/52	2,611,992
6,000,000	UMBS TBA, 3.00%, due 11/14/52	5,222,778
4,500,000	UMBS TBA, 3.50%, due 10/13/52	4,051,055
2,500,000	UMBS TBA, 3.50%, due 11/14/52	2,249,332
5,216,000	UMBS TBA, 4.50%, due 10/13/52	4,970,278
2,500,000	UMBS TBA, 4.50%, due 11/14/52	2,379,717
1,766,000	UMBS TBA, 5.00%, due 10/13/52	1,720,755
3,000,000	UMBS TBA, 5.00%, due 11/14/52	2,919,390
		350,995,056
	Municipal Obligations — 1.1%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	56,685
See accompanying Notes to the Financial Statements.	77

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Municipal Obligations — continued
165,000	Bay Area Toll Authority, 2.57%, due 04/01/31	141,854
300,000	Bay Area Toll Authority, 6.26%, due 04/01/49	342,364
1,525,000	California Health Facilities Financing Authority, 4.19%, due 06/01/37	1,332,674
1,300,000	Dallas Fort Worth International Airport, 1.93%, due 11/01/28	1,099,139
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(h)	79,209
250,000	Florida State Board of Administration Finance Corp., 1.71%, due 07/01/27	213,985
257,000	Golden State Tobacco Securitization Corp., 4.21%, due 06/01/50	178,381
1,612,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 3.62%, due 02/01/29	1,563,863
715,000	Michigan Finance Authority, 2.37%, due 09/01/49(b)	700,245
550,000	Michigan State University, 4.17%, due 08/15/22(h)	410,630
351,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	381,163
327,000	New Jersey Transportation Trust Fund Authority, 4.08%, due 06/15/39	272,754
25,000	New Jersey Transportation Trust Fund Authority, 4.13%, due 06/15/42	20,096
980,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.77%, due 08/01/36	1,016,936
1,350,000	New York State Urban Development Corp., 5.77%, due 03/15/39	1,397,241
2,195,000	Port Authority of New York & New Jersey, 1.09%, due 07/01/23	2,140,085
885,000	State of California, 7.50%, due 04/01/34	1,055,163
555,000	State of California, 7.55%, due 04/01/39	692,545
935,000	State of Connecticut, 3.98%, due 06/15/29	882,325
695,000	State of Illinois, 5.00%, due 11/01/22	695,764
750,000	University of Michigan, 4.45%, due 04/01/22(h)	600,798
595,000	University of Virginia, 2.58%, due 11/01/51	376,824
105,000	University of Virginia, 4.18%, due 09/01/17(h)	83,006
		15,733,729
	Sovereign Debt Obligations — 0.3%
1,407,000	Argentine Republic Government International Bond, 4.88%, due 07/09/41(d)	302,729
200,000	Bermuda Government International Bond, 2.38%, due 08/20/30 144A	160,098
55,000	Corp. Andina de Fomento, 2.75%, due 01/06/23	54,731
215,000	Export-Import Bank of India, 3.88%, due 02/01/28 144A	196,074
450,000	Indonesia Government International Bond, 3.50%, due 01/11/28	409,744
200,000	Japan Bank for International Cooperation, 3.38%, due 10/31/23	197,427
200,000	Japan Finance Organization for Municipalities, 1.75%, due 09/05/24 144A	190,064
290,000	Mexico Government International Bond, 3.50%, due 02/12/34	221,085
45,000	Peruvian Government International Bond, 2.78%, due 01/23/31	35,743
135,000	Province of Alberta Canada, 1.30%, due 07/22/30	107,204
85,000	Province of Alberta Canada, 3.30%, due 03/15/28	80,141
100,000	Province of Manitoba Canada, 2.13%, due 06/22/26	91,724
220,000	Province of Quebec Canada, 2.75%, due 04/12/27	206,107
568,000	Qatar Government International Bond, 5.10%, due 04/23/48 144A	551,664
789,000	Saudi Government International Bond, 4.38%, due 04/16/29 144A	773,302
185,000	Uruguay Government International Bond, 4.98%, due 04/20/55	165,837
65,000	Uruguay Government International Bond, 5.10%, due 06/18/50	59,688
		3,803,362
	U.S. Government and Agency Obligations — 18.9%
495,000	FNMA, 0.88%, due 08/05/30	387,447
78	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
170,000	FNMA, 2.38%, due 01/19/23	169,299
210,000	FNMA, 2.50%, due 02/05/24	204,930
310,000	FNMA, 6.63%, due 11/15/30	362,271
210,000	Tennessee Valley Authority, 1.50%, due 09/15/31	167,872
25,000	Tennessee Valley Authority, 7.13%, due 05/01/30	29,665
13,109,000	U.S. Treasury Bond, 1.13%, due 08/15/40	8,128,092
525,000	U.S. Treasury Bond, 1.38%, due 11/15/40	339,702
4,066,000	U.S. Treasury Bond, 1.38%, due 08/15/50	2,356,692
12,003,000	U.S. Treasury Bond, 1.75%, due 08/15/41	8,214,319
6,221,000	U.S. Treasury Bond, 1.88%, due 02/15/41	4,409,741
5,124,000	U.S. Treasury Bond, 1.88%, due 02/15/51	3,394,250
13,330,000	U.S. Treasury Bond, 2.00%, due 11/15/41	9,548,914
6,585,000	U.S. Treasury Bond, 2.00%, due 08/15/51	4,500,950
10,720,000	U.S. Treasury Bond, 2.25%, due 05/15/41	8,110,141
9,069,000	U.S. Treasury Bond, 2.25%, due 02/15/52	6,592,029
22,027,000	U.S. Treasury Bond, 2.38%, due 02/15/42	16,888,514
2,555,000	U.S. Treasury Bond, 2.38%, due 05/15/51	1,912,657
13,120,000	U.S. Treasury Bond, 2.50%, due 02/15/46	9,972,225
3,650,000	U.S. Treasury Bond, 2.50%, due 05/15/46	2,770,008
40,443,000	U.S. Treasury Bond, 2.88%, due 05/15/52	33,927,885
1,557,000	U.S. Treasury Bond, 3.00%, due 02/15/47	1,303,136
170,000	U.S. Treasury Bond, 3.00%, due 05/15/47	142,455
4,430,000	U.S. Treasury Bond, 3.00%, due 02/15/48	3,731,583
1,979,000	U.S. Treasury Bond, 3.00%, due 08/15/52	1,708,434
19,382,000	U.S. Treasury Bond, 3.38%, due 08/15/42	17,561,909
2,835,900	U.S. Treasury Bond, 3.63%, due 08/15/43	2,646,914
5,554,492	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 10/15/24	5,342,427
2,372,214	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 01/15/30	2,098,693
528,657	U.S. Treasury Inflation Indexed Bonds, 1.00%, due 02/15/49	431,355
11,055,000	U.S. Treasury Note, 0.75%, due 05/31/26	9,765,538
22,003,000	U.S. Treasury Note, 1.50%, due 01/31/27	19,728,784
8,926,000	U.S. Treasury Note, 1.88%, due 02/15/32	7,565,482
16,026,000	U.S. Treasury Note, 2.75%, due 08/15/32	14,656,278
8,995,000	U.S. Treasury Note, 2.88%, due 05/15/28(o)	8,456,354
20,315,000	U.S. Treasury Note, 3.13%, due 08/31/27	19,489,703
339,000	U.S. Treasury Note, 3.13%, due 08/31/29	321,812
15,746,000	U.S. Treasury Note, 3.50%, due 09/15/25	15,426,159
5,955,000	U.S. Treasury STRIPS, 4.52%, due 08/15/30(n)	4,367,693
915,000	U.S. Treasury STRIPS, 5.51%, due 08/15/38(n)	481,928
90,000	U.S. Treasury STRIPS, 5.56%, due 11/15/38(n)	46,855
360,000	U.S. Treasury STRIPS, 5.57%, due 02/15/39(n)	185,856
255,000	U.S. Treasury STRIPS, 5.58%, due 08/15/39(n)	129,580
90,000	U.S. Treasury STRIPS, 5.59%, due 05/15/39(n)	46,053
2,310,000	U.S. Treasury STRIPS, 5.69%, due 02/15/40(n)	1,145,149
2,865,000	U.S. Treasury STRIPS, 5.93%, due 11/15/40(n)	1,360,133
195,000	U.S. Treasury STRIPS, 6.03%, due 05/15/41(n)	90,443
590,000	U.S. Treasury STRIPS, 6.17%, due 08/15/41(n)	268,203
5,195,000	U.S. Treasury STRIPS, 6.28%, due 11/15/41(n)	2,320,933
1,105,000	U.S. Treasury STRIPS, 6.36%, due 05/15/42(n)	482,988
See accompanying Notes to the Financial Statements.	79

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
85,000	U.S. Treasury STRIPS, 6.44%, due 08/15/42(n)	36,630
646,000	U.S. Treasury STRIPS, 6.47%, due 11/15/43(n)	268,041
1,750,000	U.S. Treasury STRIPS, 6.48%, due 11/15/42(n)	745,630
4,620,000	U.S. Treasury STRIPS, 6.55%, due 02/15/43(n)	1,942,802
280,000	U.S. Treasury STRIPS, 6.67%, due 05/15/44(n)	112,482
2,095,000	U.S. Treasury STRIPS, 6.71%, due 08/15/44(n)	832,108
670,000	U.S. Treasury STRIPS, 6.75%, due 02/15/45(n)	261,590
430,000	U.S. Treasury STRIPS, 6.78%, due 11/15/45(n)	164,064
310,000	U.S. Treasury STRIPS, 6.81%, due 02/15/46(n)	117,180
		268,170,960
	TOTAL DEBT OBLIGATIONS (COST $1,617,744,856)	1,406,760,078
	SHORT-TERM INVESTMENT — 1.7%
	Mutual Fund - Securities Lending Collateral — 1.7%
23,507,187	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.94%(p) (q)	23,507,187
	TOTAL SHORT-TERM INVESTMENT (COST $23,507,187)	23,507,187
	TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 100.6% (Cost $1,641,252,043)	1,430,267,265
	TBA SALE COMMITMENTS — (0.4)%
(3,000,000)	UMBS TBA, 2.00%, due 10/13/52	(2,429,766)
(3,000,000)	UMBS TBA, 3.00%, due 10/13/52	(2,611,992)
	TOTAL TBA SALE COMMITMENTS (PROCEEDS $5,375,625)	(5,041,758)
	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 100.2% (Cost $1,635,876,418)	1,425,225,507
	Other Assets and Liabilities (net) — (0.2)%	(2,904,993)
	NET ASSETS — 100.0%	$1,422,320,514

Notes to Schedule of Investments:
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Variable or floating rate note. Rate shown is as of September 30, 2022.
(d)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(e)	All or a portion of this security is out on loan.
(f)	Security is currently in default.
(g)	Security is perpetual and has no stated maturity date.
(h)	Year of maturity is greater than 2100.
80	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
(i)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $1,086,783, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(j)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(k)	When-issued security.
(l)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(m)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate cost of these securities held at September 30, 2022 was $1,565,555.
(n)	Interest rate presented is yield to maturity.
(o)	All or a portion of this security is pledged for open futures collateral.
(p)	The rate disclosed is the 7-day net yield as of September 30, 2022.
(q)	Represents an investment of securities lending cash collateral.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $303,541,766 which represents 21.3% of net assets.
At September 30, 2022, the Fund held the following restricted securities:
Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Credit Agricole SA, 2.81%, due 01/11/41	01/28/21	USD	320,000	$ 308,324	$ 190,267
Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50	04/13/20	USD	1,255,000	1,288,041	859,387
Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39	12/15/09	USD	34,000	35,269	37,129
					$1,086,783
See accompanying Notes to the Financial Statements.	81

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	8,768,748	USD	8,452,768	10/04/22	JPMorgan Chase Bank N.A.	$ 137,534
USD	8,755,332	EUR	8,768,748	10/04/22	Barclays Bank Plc	165,030
USD	8,470,378	EUR	8,768,748	11/02/22	JPMorgan Chase Bank N.A.	(137,013)
						$ 165,551
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
245	U.S. Treasury Note 10-Year	Dec 2022	$27,455,313	$(1,043,044)
291	U.S. Treasury Note 2-Year	Dec 2022	59,768,672	(969,952)
246	U.S. Treasury Note 5-Year	Dec 2022	26,446,922	(688,398)
56	U.S. Ultra Bond	Dec 2022	7,672,000	(713,797)
				$(3,415,191)
Sales
1	Euro-Bobl	Dec 2022	$ 117,313	$ 3,556
3	Euro-Bund	Dec 2022	407,015	21,306
347	U.S. Long Bond	Dec 2022	43,862,969	3,168,747
213	U.S. Ultra 10-Year	Dec 2022	25,237,172	1,615,693
				$ 4,809,302

Currency Abbreviations
EUR	—	Euro
USD	—	U.S. Dollar

82	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Abbreviations
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CMO	—	Collateralized Mortgage Obligation
CMT	—	Constant Maturity Treasury Index
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
MTN	—	Medium Term Note
PIK	—	Payment In Kind
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	To Be Announced
TSFR	—	Term Secured Overnight Financing Rate
UMBS	—	Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA
See accompanying Notes to the Financial Statements.	83

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.9
Futures Contracts	0.1
TBA Sale Commitments	(0.4)
Forward Foreign Currency Contracts	(0.6)
Short-Term Investment	1.7
Other Assets and Liabilities (net)	0.3
100.0
84	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	DEBT OBLIGATIONS — 90.3%
	Asset Backed Securities — 6.0%
690,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class M1, 3.73% (1 mo. USD LIBOR + 0.65%), due 12/25/35(b)	658,290
500,000	Aimco CLO 12, Ltd., Series 2020-12A, Class DR, 5.38% (3 mo. TSFR + 2.90%), due 01/17/32(b) 144A	447,244
650,000	Alinea CLO, Ltd., Series 2018-1A, Class D, 5.81% (3 mo. USD LIBOR + 3.10%), due 07/20/31(b) 144A	570,641
300,000	Anchorage Capital CLO, Ltd., Series 2014-3RA, Class E, 8.29% (3 mo. USD LIBOR + 5.50%), due 01/28/31(b) 144A	236,108
3,640,000	Anchorage Capital CLO, Ltd., Series 2021-17A, Class A1, 3.68% (3 mo. USD LIBOR + 1.17%), due 07/15/34(b) 144A	3,492,773
1,000,000	Apex Credit CLO, Ltd., Series 2019-1A, Class BR, 5.14% (3 mo. USD LIBOR + 2.40%), due 04/18/32(b) 144A	909,698
420,000	Apidos CLO XXII, Series 2015-22A, Class DR, 9.46% (3 mo. USD LIBOR + 6.75%), due 04/20/31(b) 144A	369,993
598,950	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/05/49 144A	569,378
250,000	Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 5.81% (3 mo. USD LIBOR + 2.90%), due 05/15/30(b) 144A	222,281
810,000	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class M1, 2.70% (1 mo. USD LIBOR + 0.42%), due 07/25/36(b)	633,664
197,896	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 3.22% (1 mo. USD LIBOR + 0.14%), due 12/25/36(b)	193,620
410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.25%, due 02/20/27 144A	371,008
550,000	Bain Capital Credit CLO, Ltd., Series 2022-2A, Class D1, 4.98% (3 mo. TSFR + 3.65%), due 04/22/35(b) 144A	495,643
250,000	Ballyrock CLO, Ltd., Series 2016-1A, Class ER, 9.46% (3 mo. USD LIBOR + 6.95%), due 10/15/28(b) 144A	241,586
275,000	Ballyrock CLO, Ltd., Series 2018-1A, Class C, 5.86% (3 mo. USD LIBOR + 3.15%), due 04/20/31(b) 144A	242,521
415,000	Ballyrock CLO, Ltd., Series 2019-1A, Class A2R, 4.06% (3 mo. USD LIBOR + 1.55%), due 07/15/32(b) 144A	388,458
1,560,000	Ballyrock CLO, Ltd., Series 2022-19A, Class D, 8.28% (3 mo. TSFR + 7.11%), due 04/20/35(b) 144A	1,303,157
250,000	Barings CLO, Ltd., Series 2013-IA, Class CR, 4.21% (3 mo. USD LIBOR + 1.50%), due 01/20/28(b) 144A	240,235
250,000	Barings CLO, Ltd., Series 2016-2A, Class ER2, 9.21% (3 mo. USD LIBOR + 6.50%), due 01/20/32(b) 144A	213,605
850,000	BlueMountain CLO XXIX, Ltd., Series 2020-29A, Class ER, 9.64% (3 mo. USD LIBOR + 6.86%), due 07/25/34(b) 144A	730,150
250,000	Bristol Park CLO, Ltd., Series 2016-1A, Class ER, 9.51% (3 mo. USD LIBOR + 7.00%), due 04/15/29(b) 144A	219,575
650,000	Buckhorn Park CLO, Ltd., Series 2019-1A, Class DR, 5.84% (3 mo. USD LIBOR + 3.10%), due 07/18/34(b) 144A	573,735
280,000	Canyon Capital CLO, Ltd., Series 2021-1A, Class E, 8.92% (3 mo. USD LIBOR + 6.41%), due 04/15/34(b) 144A	218,141
255,000	Canyon CLO, Ltd., Series 2021-4A, Class B, 4.21% (3 mo. USD LIBOR + 1.70%), due 10/15/34(b) 144A	238,500
1,300,000	Carlyle US CLO, Ltd., Series 2019-2A, Class DR, 9.01% (3 mo. USD LIBOR + 6.50%), due 07/15/32(b) 144A	1,090,418
1,475,000	Carlyle US CLO, Ltd., Series 2019-4A, Class A2R, 4.08% (3 mo. TSFR + 1.75%), due 04/15/35(b) 144A	1,367,037
See accompanying Notes to the Financial Statements.	85

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
510,000	Carlyle US CLO, Ltd., Series 2021-8A, Class B, 4.16% (3 mo. USD LIBOR + 1.65%), due 10/15/34(b) 144A	479,607
750,000	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 8.71% (3 mo. USD LIBOR + 6.00%), due 04/20/29(b) 144A	629,682
1,020,000	CBAM CLO, Ltd., Series 2018-6A, Class B2R, 4.69% (3 mo. TSFR+ 2.36%), due 01/15/31(b) 144A	1,002,347
250,000	CIFC Funding CLO, Ltd., Series 2017-1A, Class D, 6.23% (3 mo. USD LIBOR + 3.50%), due 04/23/29(b) 144A	233,174
700,000	CIFC Funding CLO, Ltd., Series 2017-3A, Class C, 6.36% (3 mo. USD LIBOR + 3.65%), due 07/20/30(b) 144A	648,635
48,738	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.53%, due 01/21/31 144A	47,854
900,000	Dryden 70 CLO, Ltd., Series 2018-70A, Class E, 8.79% (3 mo. USD LIBOR + 6.05%), due 01/16/32(b) 144A	769,922
630,000	Eaton Vance CLO, Ltd., Series 2020-2A, Class ER, 9.01% (3 mo. USD LIBOR + 6.50%), due 01/15/35(b) 144A	557,131
350,000	Elmwood CLO XI, Ltd., Series 2021-4A, Class B, 4.31% (3 mo. USD LIBOR + 1.60%), due 10/20/34(b) 144A	328,304
332,901	Falcon Aerospace, Ltd., Series 2017-1, Class A, 4.58%, due 02/15/42 144A	302,117
250,000	Fortress Credit BSL CLO XII, Ltd., Series 2021-4A, Class E, 9.64% (3 mo. USD LIBOR + 7.13%), due 10/15/34(b) 144A	208,277
1,060,000	Generate CLO 7, Ltd., Series 7A, Class B1, 4.61% (3 mo. USD LIBOR + 1.85%), due 01/22/33(b) 144A	1,003,907
380,000	Golub Capital Partners CLO, Ltd., Series 2021-53A, Class E, 9.41% (3 mo. USD LIBOR + 6.70%), due 07/20/34(b) 144A	305,816
250,000	Greenwood Park CLO, Ltd., Series 2018-1A, Class E, 7.46% (3 mo. USD LIBOR + 4.95%), due 04/15/31(b) 144A	201,140
750,000	Greywolf CLO IV, Ltd., Series 2018-1A, Class D, 8.52% (3 mo. USD LIBOR + 5.75%), due 04/26/31(b) 144A	603,422
250,000	Greywolf CLO IV, Ltd., Series 2019-1RA, Class CR, 6.39% (3 mo. TSFR + 3.91%), due 04/17/34(b) 144A	226,783
80,423	GSAA Home Equity Trust, Series 2007-7, Class A4, 3.62% (1 mo. USD LIBOR + 0.54%), due 07/25/37(b)	77,728
290,000	Halsey Point CLO I, Ltd., Series 2019-1A, Class F, 10.91% (3 mo. USD LIBOR + 8.20%), due 01/20/33(b) 144A	237,056
240,848	KeyCorp Student Loan Trust, Series 2005-A, Class 2C, 4.93% (3 mo. USD LIBOR + 1.30%), due 12/27/38(b)	224,501
400,000	KKR CLO 14, Ltd., Series 14, Class BR, 4.31% (3 mo. USD LIBOR + 1.80%), due 07/15/31(b) 144A	380,288
190,645	Long Beach Mortgage Loan Trust, Series 2005-1, Class M4, 4.36% (1 mo. USD LIBOR + 1.28%), due 02/25/35(b)	187,000
425,000	Madison Park Funding CLO XLVIII, Ltd., Series 2017-25A, Class A2R, 4.43% (3 mo. USD LIBOR + 1.65%), due 04/25/29(b) 144A	408,773
250,000	Madison Park Funding CLO XXV, Ltd., Series 2021-48A, Class B, 4.19% (3 mo. USD LIBOR + 1.45%), due 04/19/33(b) 144A	236,259
1,405,000	Madison Park Funding CLO XXXIX, Ltd., Series 2021-39A, Class D, 5.81% (3 mo. USD LIBOR + 3.05%), due 10/22/34(b) 144A	1,254,919
400,000	Magnetite CLO XII, Ltd., Series 2015-12A, Class ER, 8.19% (3 mo. USD LIBOR + 5.68%), due 10/15/31(b) 144A	336,081
1,435,000	Magnetite CLO XXIV, Ltd., Series 2019-24A, Class BR, 4.08% (3 mo. TSFR +1.75%), due 04/15/35(b) 144A	1,346,085
2,160,000	Magnetite CLO XXVII, Ltd., Series 2020-27A, Class AR, 3.85% (3 mo. USD LIBOR + 1.14%), due 10/20/34(b) 144A	2,068,790
598,342	Magnolia Financial X DAC, Series 2020-1, due 08/13/24	584,970
86	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
250,000	Marathon CLO 14, Ltd., Series 2019-2A, Class BA, 6.01% (3 mo. USD LIBOR + 3.30%), due 01/20/33(b) 144A	235,870
400,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B, 1.00%, due 09/21/26 144A	362,724
467,691	Mill City Solar Loan, Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	442,888
683,047	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, due 12/20/46 144A	603,456
1,080,327	National Collegiate Student Loan Trust, Series 2007-2, Class A4, 3.37% (1 mo. USD LIBOR + 0.29%), due 01/25/33(b)	1,014,369
100,000	Navient Private Education Loan Trust, Series 2020-A, Class B, 3.16%, due 11/15/68 144A	82,196
370,000	Navient Private Education Refi Student Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	344,777
760,000	Navient Private Education Refi Student Loan Trust, Series 2020-GA, Class B, 2.50%, due 09/16/69 144A	592,607
250,000	Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 8.65% (3 mo. USD LIBOR + 5.92%), due 10/21/30(b) 144A	211,334
750,000	Neuberger Berman Loan Advisers CLO 33, Ltd., Series 2019-33A, Class DR, 5.64% (3 mo. USD LIBOR + 2.90%), due 10/16/33(b) 144A	671,462
2,805,000	Neuberger Berman Loan Advisers CLO 36, Ltd., Series 2020-36A, Class A1R, 3.96% (3 mo. USD LIBOR + 1.25%), due 04/20/33(b) 144A	2,719,658
480,000	Neuberger Berman Loan Advisers CLO 44, Ltd., Series 2021-44A, Class E, 8.74% (3 mo. USD LIBOR + 6.00%), due 10/16/34(b) 144A	414,741
700,000	Ocean Trails CLO IX, Series 2020-9A, Class CR, 5.06% (3 mo. USD LIBOR + 2.55%), due 10/15/34(b) 144A	624,457
650,000	Ocean Trails CLO X, Series 2020-10A, Class ER, 10.08% (3 mo. USD LIBOR + 7.57%), due 10/15/34(b) 144A	548,698
1,160,000	OCP CLO, Ltd., Series 2015-9A, Class BR2, 2.60% (3 mo. TSFR + 1.75%), due 01/15/33(b) 144A	1,094,576
325,000	Octagon Investment Partners CLO 35, Ltd., Series 2018-1A, Class C, 5.31% (3 mo. USD LIBOR + 2.60%), due 01/20/31(b) 144A	280,983
275,000	OHA Credit Funding 2, Ltd., Series 2019-2A, Class BR, 4.33% (3 mo. USD LIBOR + 1.60%), due 04/21/34(b) 144A	258,949
1,000,000	OHA Credit Funding 4, Ltd., Series 2019-4A, Class BR, 4.41% (3 mo. USD LIBOR + 1.65%), due 10/22/36(b) 144A	940,845
850,000	Option One Mortgage Loan Trust, Series 2005-3, Class M4, 4.01% (1 mo. USD LIBOR + 0.93%), due 08/25/35(b)	667,693
250,000	Owl Rock CLO III, Ltd., Series 2020-3A, Class A1L, 4.51% (3 mo. USD LIBOR + 1.80%), due 04/20/32(b) 144A	242,641
605,000	OZLM CLO XXIII, Ltd., Series 2019-23A, Class B1R, 4.36% (3 mo. USD LIBOR + 1.85%), due 04/15/34(b) 144A	560,862
2,335,000	Palmer Square CLO, Ltd., Series 2021-2A, Class A, 3.66% (3 mo. USD LIBOR + 1.15%), due 07/15/34(b) 144A	2,233,789
300,000	Palmer Square CLO, Ltd., Series 2021-4A, Class B, 4.16% (3 mo. USD LIBOR + 1.65%), due 10/15/34(b) 144A	282,121
250,000	Palmer Square Loan Funding CLO, Ltd., Series 2021-2A, Class A2, 4.23% (3 mo. USD LIBOR + 1.25%), due 05/20/29(b) 144A	238,252
890,000	Palmer Square Loan Funding CLO, Ltd., Series 2022-3A, Class C, 1.00% (3 mo. TSFR + 5.40%), due 04/15/31(b) (c) 144A	851,507
250,000	Parallel CLO, Ltd., Series 2017-1A, Class CR, 4.71% (3 mo. USD LIBOR + 2.00%), due 07/20/29(b) 144A	235,391
575,000	Park Avenue Institutional Advisers CLO, Ltd., Series 2021-2A, Class B, 4.26% (3 mo. USD LIBOR + 1.75%), due 07/15/34(b) 144A	531,506
390,000	Peace Park CLO, Ltd., Series 2021-1A, Class E, 8.71% (3 mo. USD LIBOR + 6.00%), due 10/20/34(b) 144A	337,114
See accompanying Notes to the Financial Statements.	87

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
441,600	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, due 09/05/48 144A	417,259
1,005,000	PPM CLO, Ltd., Series 2018-1A, Class B2, 4.36% (3 mo. USD LIBOR + 1.85%), due 07/15/31(b) 144A	943,148
1,160,000	Residential Asset Securities Trust, Series 2006-KS2, Class M3, 3.70% (1 mo. USD LIBOR + 0.62%), due 03/25/36(b)	1,065,120
1,485,000	Rockford Tower CLO, Ltd., Series 2018-1A, Class A, 4.08% (3 mo. USD LIBOR + 1.10%), due 05/20/31(b) 144A	1,444,335
325,000	Rockford Tower CLO, Ltd., Series 2021-3A, Class B, 4.46% (3 mo. USD LIBOR + 1.75%), due 10/20/34(b) 144A	302,895
720,000	RR CLO 18, Ltd., Series 2021-18A, Class D, 8.76% (3 mo. USD LIBOR + 6.25%), due 10/15/34(b) 144A	617,560
180,000	Saranac CLO III, Ltd., Series 2014-3A, Class DR, 6.85% (3 mo. USD LIBOR + 3.25%), due 06/22/30(b) 144A	148,887
430,000	Sculptor CLO XXVI, Ltd., Series 26A, Class E, 9.96% (3 mo. USD LIBOR + 7.25%), due 07/20/34(b) 144A	376,825
515,000	Sixth Street CLO XVIII, Ltd., Series 2021-18A, Class D, 5.61% (3 mo. USD LIBOR + 2.90%), due 04/20/34(b) 144A	457,292
81,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 4.28%, due 06/15/32(d)	79,483
50,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 4.30%, due 03/15/33(d)	49,467
680,000	SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, due 01/15/53 144A	608,799
2,600,000	Sound Point CLO XXVII, Ltd., Series 2020-2A, Class AR, 3.96% (3 mo. USD LIBOR + 1.18%), due 10/25/34(b) 144A	2,469,366
940,000	Southwick Park CLO LLC, Series 2019-4A, Class DR, 5.66% (3 mo. USD LIBOR + 2.95%), due 07/20/32(b) 144A	839,552
875,555	Stonepeak, Series 2021-1A, Class A, 2.68%, due 02/28/33 144A	767,869
280,000	TCI-Symphony CLO, Ltd., Series 2016-1A, Class DR2, 5.56% (3 mo. USD LIBOR + 3.10%), due 10/13/32(b) 144A	245,792
800,000	TCI-Symphony CLO, Ltd., Series 2016-1A, Class ER2, 9.21% (3 mo. USD LIBOR + 6.75%), due 10/13/32(b) 144A	658,862
2,710,000	Trinitas CLO XVI, Ltd., Series 2021-16A, Class A1, 3.89% (3 mo. USD LIBOR + 1.18%), due 07/20/34(b) 144A	2,597,798
500,000	Venture 43 CLO, Ltd., Series 2021-43A, Class D, 5.98% (3 mo. USD LIBOR + 3.47%), due 04/15/34(b) 144A	423,005
250,000	Voya CLO, Ltd., Series 2016-3A, Class A1R, 3.93% (3 mo. USD LIBOR + 1.19%), due 10/18/31(b) 144A	244,044
660,000	Voya CLO, Ltd., Series 2017-2A, Class A2AR, 4.16% (3 mo. USD LIBOR + 1.65%), due 06/07/30(b) 144A	629,912
260,000	Voya CLO, Ltd., Series 2017-3A, Class DR, 9.66% (3 mo. USD LIBOR + 6.95%), due 04/20/34(b) 144A	220,806
350,000	Wellfleet CLO, Ltd., Series 2017-2A, Class C, 6.11% (3 mo. USD LIBOR + 3.40%), due 10/20/29(b) 144A	311,887
255,000	Whitebox CLO I, Ltd., Series 2019-1A, Class ANBR, 4.48% (3 mo. USD LIBOR + 1.70%), due 07/24/32(b) 144A	243,258
260,000	Whitebox CLO II, Ltd., Series 2020-2A, Class A1R, 4.00% (3 mo. USD LIBOR + 1.22%), due 10/24/34(b) 144A	250,790
410,000	Whitehorse CLO XII, Ltd., Series 2018-12A, Class D, 6.16% (3 mo. USD LIBOR + 3.65%), due 10/15/31(b) 144A	350,703
250,000	Wind River CLO, Ltd., Series 2021-4A, Class B, 4.36% (3 mo. USD LIBOR + 1.65%), due 01/20/35(b) 144A	232,357
88	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
420,000		Z Capital Credit Partners CLO, Ltd., Series 2021-1A, Class D, 6.71% (3 mo. USD LIBOR + 4.20%), due 07/15/33(b) 144A	374,374
			66,124,938
		Bank Loans — 16.4%
2,376,000		19th Holdings Golf, LLC, 2022 Term Loan B, 5.70% (1 mo. SOFR + 3.00%), due 02/07/29(b)	2,209,680
615,029		8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 6.87% (1 mo. USD LIBOR + 3.75%), due 10/01/25(b)	542,379
278,101		Academy, Ltd., 2021 Term Loan, 6.31% (1 mo. USD LIBOR + 3.75%), due 11/05/27(b)	273,002
299,880		ACProducts, Inc., 2021 Term Loan B, 7.92% (3 mo. USD LIBOR + 4.25%), due 05/17/28(b)	219,628
908,820		ACProducts, Inc., 2021 Term Loan B, 7.13% (6 mo. USD LIBOR + 4.25%), due 05/17/28(b)	673,516
123,038		Acrisure, LLC, 2020 Term Loan B, 6.62% (1 mo. USD LIBOR + 3.50%), due 02/15/27(b)	112,733
997,487		Acrisure, LLC, 2021 First Lien Term Loan B, 7.37% (1 mo. USD LIBOR + 4.25%), due 02/15/27(b)	940,132
694,900	EUR	Adevinta ASA, EUR Term Loan B, 4.44% (3 mo. EURIBOR + 3.25%), due 06/26/28(b)	647,572
745,123		Adtalem Global Education Inc., 2021 Term Loan B, 7.05% (1 mo. USD LIBOR + 4.00%), due 08/12/28(b)	736,508
578,550		Air Canada, 2021 Term Loan B, 6.42% (3 mo. USD LIBOR + 3.50%), due 08/11/28(b)	550,828
1,424,000	EUR	Albion Financing 3 SARL, EUR Term Loan, 5.38% (3 mo. EURIBOR + 5.25%), due 08/17/26(b)	1,321,783
781,934		Allen Media, LLC, 2021 Term Loan B, 9.20% (3 mo. USD LIBOR + 5.50%), due 02/10/27(b)	676,373
1,068,913		Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 6.78% (1 mo. USD LIBOR + 3.75%), due 05/12/28(b)	942,814
498,741		Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, TBD, due 05/12/28(e)	439,905
1,213,900		AllSpring Buyer LLC, Term Loan B, 6.92% (3 mo. USD LIBOR + 3.25%), due 11/01/28(b)	1,181,024
1,179,556		Altar Bidco, Inc., 2021 Term Loan, 5.20% (6 mo. SOFR + 3.35%), due 02/01/29(b)	1,107,308
1,474,444		Altar Bidco, Inc., 2021 Term Loan, 5.75% (6 mo. SOFR + 3.35%), due 02/01/29(b)	1,384,134
334,796		AMC Entertainment Holdings, Inc., 2019 Term Loan B, 5.76% (3 mo. USD LIBOR + 3.00%), due 04/22/26(b) (e)	263,094
400,000		Amentum Government Services Holdings LLC, 2020 2nd Lien Term Loan, 12.92% (6 mo. USD LIBOR + 8.75%), due 01/31/28(b)	370,000
610,033		Amentum Government Services Holdings LLC, 2022 Term Loan, 7.21% (3 mo. SOFR + 4.00%), due 02/15/29(b)	584,615
686,717		Amentum Government Services Holdings LLC, 2022 Term Loan, 7.56% (3 mo. SOFR + 4.00%), due 02/15/29(b)	658,103
81,772		Amentum Government Services Holdings LLC, Term Loan B, 7.67% (3 mo. USD LIBOR + 4.00%), due 01/29/27(b)	78,297
41,168		Amentum Government Services Holdings LLC, Term Loan B, 8.17% (3 mo. USD LIBOR + 4.00%), due 01/29/27(b)	39,418
370,473		Amentum Government Services Holdings LLC, Term Loan B, 8.17% (6 mo. USD LIBOR + 4.00%), due 01/29/27(b)	354,727
1,000,000		American Airlines, Inc., 2017 Incremental Term Loan, 4.82% (1 mo. USD LIBOR + 2.00%), due 12/15/23(b)	989,766
1,710,562		American Airlines, Inc., 2021 Term Loan, 7.46% (3 mo. USD LIBOR + 4.75%), due 04/20/28(b)	1,661,740
See accompanying Notes to the Financial Statements.	89

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,291,815		AMG Advanced Metallurgical Group NV, 2018 Term Loan B, 6.61% (1 mo. USD LIBOR + 3.50%), due 11/30/28(b)	1,232,069
1,264,986		AmWINS Group, Inc., 2021 Term Loan B, 5.37% (1 mo. USD LIBOR + 2.25%), due 02/19/28(b)	1,212,127
401,224		Amynta Agency Borrower, Inc., 2018 1st Lien Term Loan, 7.62% (1 mo. USD LIBOR + 4.50%), due 02/28/25(b)	390,023
346,383		Anticimex International AB, 2021 USD Term Loan B1, 6.57% (3 mo. USD LIBOR + 3.50%), due 11/16/28(b)	329,064
187,625		Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1, 6.58% (1 mo. USD LIBOR + 3.50%), due 03/11/28(b)	176,368
537,300		AppLovin Corp., 2021 Term Loan B, 6.67% (3 mo. USD LIBOR + 3.00%), due 10/25/28(b)	519,032
1,340,119		Arctic Canadian Diamond Co., Ltd., 2nd Lien PIK Term Loan, 7.67% (3 mo. USD LIBOR + 4.00%, 12.5% PIK), due 12/31/27(b) (f)	1,105,464
1,312,637	EUR	Aruba Investments, Inc., 2020 EUR Term Loan, 4.68% (1 mo. EURIBOR + 4.00%), due 11/24/27(b)	1,192,695
939,344		Aruba Investments, Inc., 2020 USD Term Loan, 7.08% (1 mo. USD LIBOR + 4.00%), due 11/24/27(b)	868,111
900,000		Asurion LLC, 2021 Second Lien Term Loan B4, 8.37% (1 mo. USD LIBOR + 5.25%), due 01/20/29(b)	693,000
498,016		Asurion LLC, 2021 Term Loan B9, 6.37% (1 mo. USD LIBOR + 3.25%), due 07/31/27(b)	420,824
111,773		Asurion, LLC, 2022 Term Loan B10, 7.13% (3 mo. SOFR + 3.50%), due 08/19/28(b)	96,230
603,137		At Home Group Inc., Term Loan B, 6.28% (3 mo. USD LIBOR + 4.00%), due 07/24/28(b)	468,185
102,352		Athenahealth, Inc., 2022 Term Loan B, 6.58% (1 mo. SOFR + 3.50%), due 02/15/29(b)	91,964
1,488,031		Autokiniton US Holdings, Inc., 2021 Term Loan B, 7.18% (1 mo. USD LIBOR + 4.50%), due 04/06/28(b)	1,374,569
1,118,000	EUR	Belron Luxembourg SARL, 2021 EUR Term Loan B, 2.77% (3 mo. EURIBOR + 2.50%), due 04/13/28(b)	1,019,950
1,000,000		Brown Group Holding, LLC, 2022 Term Loan B2, 6.80% (1 mo. SOFR + 3.75%), due 07/02/29(b)	970,938
153,611		Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 5.87% (1 mo. USD LIBOR + 2.75%), due 12/23/24(b)	150,289
1,404,595		Caesars Resort Collection, LLC, 2020 Term Loan B1, 6.62% (1 mo. USD LIBOR + 3.50%), due 07/21/25(b)	1,389,086
494,198		Camelot U.S. Acquisition, LLC, 2020 Incremental Term Loan B, 6.12% (1 mo. USD LIBOR + 3.00%), due 10/30/26(b)	479,063
787,232		Camelot U.S. Acquisition, LLC, Term Loan B, 6.12% (1 mo. USD LIBOR + 3.00%), due 10/30/26(b)	764,271
1,782,012		Cano Health LLC, 2022 Term Loan, 7.13% (1 mo. SOFR + 4.00%), due 11/23/27(b)	1,724,096
563,543		Cardinal Parent, Inc., 2020 Term Loan B, 8.17% (3 mo. USD LIBOR + 4.50%), due 11/12/27(b)	546,637
865,083	EUR	Carnival Corp., EUR Term Loan B, 3.98% (3 mo. EURIBOR + 3.75%), due 06/30/25(b)	788,155
484,879		Carnival Corp., 2021 Incremental Term Loan B, 6.13% (6 mo. USD LIBOR + 3.25%), due 10/18/28(b)	424,269
1,931		Carnival Corp., USD Term Loan B, 5.88% (6 mo. USD LIBOR + 3.00%), due 06/30/25(b)	1,767
800,293		Carriage Purchaser, Inc., 2021 Term Loan B, 7.37% (1 mo. USD LIBOR + 4.25%), due 09/30/28(b)	743,272
123,564		Castle US Holding Corp., USD Term Loan B, 6.87% (1 mo. USD LIBOR + 3.75%), due 01/29/27(b)	100,241
1,000,000		CDK Global, Inc., 2022 USD Term Loan B, 6.61% (3 mo. SOFR + 4.50%), due 07/06/29(b)	965,156
90	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
885,310	Chamberlain Group, Inc., Term Loan B, 6.62% (1 mo. USD LIBOR + 3.50%), due 11/03/28(b)	807,845
1,469,524	Citadel Securities, LP, 2021 Term Loan B, 5.65% (1 mo. SOFR + 2.50%), due 02/02/28(b)	1,432,480
1,003,644	City Brewing Company, LLC, Closing Date Term Loan, 6.18% (1 mo. USD LIBOR + 3.50%), due 04/05/28(b)	787,861
1,000,000	Clarios Global, LP, 2021 USD Term Loan B, 6.37% (1 mo. USD LIBOR + 3.25%), due 04/30/26(b)	949,167
979,813	Clear Channel Outdoor Holdings, Inc., Term Loan B, 6.31% (3 mo. USD LIBOR + 3.50%), due 08/21/26(b)	877,342
380,000	Cloudera, Inc., 2021 Second Lien Term Loan, 9.12% (1 mo. USD LIBOR + 6.00%), due 10/08/29(b)	326,800
835,804	ClubCorp Holdings, Inc., 2017 Term Loan B, 6.39% (3 mo. USD LIBOR + 2.75%), due 09/18/24(b)	771,865
728,175	Clydesdale Acquisition Holdings, Inc., Term Loan B, 7.31% (1 mo. SOFR + 4.18%), due 04/13/29(b)	688,905
1,143,254	CMG Media Corp., 2021 Term Loan, 6.62% (1 mo. USD LIBOR + 3.50%), due 12/17/26(b)	1,072,753
665,003	CNT Holdings I Corp., 2020 Term Loan, 6.25% (1 mo. SOFR + 3.50%), due 11/08/27(b)	634,870
2,904,925	CommScope, Inc., 2019 Term Loan B, 6.37% (1 mo. USD LIBOR + 3.25%), due 04/06/26(b)	2,684,636
1,091,767	Conduent Business Services, LLC, 2021 Term Loan B, 7.37% (1 mo. USD LIBOR + 4.25%), due 10/16/28(b)	1,050,371
466,418	CoreLogic, Inc., Term Loan, 6.63% (1 mo. USD LIBOR + 3.50%), due 06/02/28(b)	353,700
716,400	CTC Holdings, LP, Term Loan B, 8.36% (3 mo. SOFR + 5.00%), due 02/20/29(b)	687,744
713,688	DCert Buyer, Inc., 2019 Term Loan B, 6.90% (3 mo. USD LIBOR + 4.00%), due 10/16/26(b)	682,592
915,200	DCert Buyer, Inc., 2021 2nd Lien Term Loan, 9.90% (3 mo. USD LIBOR + 7.00%), due 02/19/29(b)	843,128
98,682	Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 6.80% (1 mo. SOFR + 3.75%), due 04/09/27(b)	93,810
748,087	Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, TBD, due 04/09/27(e)	711,150
288,100	Deerfield Dakota Holding, LLC, 2021 USD 2nd Lien Term Loan, 9.87% (1 mo. USD LIBOR + 6.75%), due 04/07/28(b)	280,177
850,000	Del Monte Foods, Inc., 2022 Term Loan, 7.37% (1 mo. SOFR + 4.35%), due 05/16/29(b)	814,937
1,000,000	Delta 2 (LUX) SARL, 2018 USD Term Loan, 5.62% (1 mo. USD LIBOR + 2.50%), due 02/01/24(b)	991,786
2,000,160	DirecTV Financing, LLC, Term Loan, 8.12% (1 mo. USD LIBOR + 5.00%), due 08/02/27(b)	1,868,588
1,668,409	Dun & Bradstreet Corp. (The), Term Loan, 6.33% (1 mo. USD LIBOR + 3.25%), due 02/06/26(b)	1,617,731
353,225	Electron BidCo Inc., 2021 Term Loan, 6.12% (1 mo. USD LIBOR + 3.00%), due 11/01/28(b)	335,637
264,511	Embecta Corp., Term Loan B, TBD, due 03/30/29(e)	257,700
413,600	Empire Today, LLC, 2021 Term Loan B, 7.68% (1 mo. USD LIBOR + 5.00%), due 04/03/28(b)	330,913
945,057	Endure Digital Inc., Term Loan, 6.18% (1 mo. USD LIBOR + 3.50%), due 02/10/28(b)	803,298
340,290	EP Purchaser, LLC, 2021 Term Loan B, 7.17% (3 mo. USD LIBOR + 3.50%), due 11/06/28(b)	332,988
178,862	Equinox Holdings, Inc., 2020 Term Loan B2, 12.67% (3 mo. USD LIBOR + 9.00%), due 03/08/24(b)	147,561
72,119	EyeCare Partners, LLC, 2020 Term Loan, 7.42% (3 mo. USD LIBOR + 3.75%), due 02/18/27(b)	65,568
See accompanying Notes to the Financial Statements.	91

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
440,000		EyeCare Partners, LLC, 2021 2nd Lien Term Loan, 10.42% (3 mo. USD LIBOR + 6.75%), due 11/15/29(b)	404,800
477,600		EyeCare Partners, LLC, 2021 Incremental Term Loan, 7.42% (3 mo. USD LIBOR + 3.75%), due 11/15/28(b)	433,422
1,000,000		EyeCare Partners, LLC, 2022 Incremental Term Loan, TBD, due 11/15/28(e)	935,000
823,775		Fanatics Commerce Intermediate Holdco, LLC, Term Loan B, 6.06% (3 mo. USD LIBOR + 3.25%), due 11/24/28(b)	797,002
190,000		First Brands Group, LLC, 2021 2nd Lien Term Loan, 11.87% (3 mo. USD LIBOR + 8.50%), due 03/30/28(b)	182,400
305,350		First Brands Group, LLC, 2021 Term Loan, 8.37% (3 mo. SOFR + 5.00%), due 03/30/27(b)	294,186
158,475		First Student Bidco, Inc., Term Loan B, 6.64% (3 mo. USD LIBOR + 3.00%), due 07/21/28(b)	146,458
484,102		Focus Financial Partners, LLC, 2021 Term Loan B4, 5.62% (1 mo. USD LIBOR + 2.50%), due 06/30/28(b)	469,700
941,465		Freeport LNG Investments, LLLP, Term Loan B, 6.21% (3 mo. USD LIBOR + 3.50%), due 12/21/28(b)	872,032
113,573	EUR	Froneri International, Ltd., 2020 EUR Term Loan B1, 3.01% (6 mo. EURIBOR + 2.38%), due 01/29/27(b)	100,581
431,931		Froneri International, Ltd., 2020 USD Term Loan, 5.37% (1 mo. USD LIBOR + 2.25%), due 01/29/27(b)	408,580
2,159,358		Gainwell Acquisition Corp., Term Loan B, 7.67% (3 mo. USD LIBOR + 4.00%), due 10/01/27(b)	2,063,986
2,323,926		Garda World Security Corp., 2021 Term Loan B, 7.24% (3 mo. USD LIBOR + 4.25%), due 10/30/26(b)	2,198,046
730,000		Garda World Security Corp., 2022 Term Loan B, 7.05% (3 mo. SOFR + 4.25%), due 02/01/29(b)	682,322
997,442		Genesee & Wyoming, Inc., Term Loan, TBD, due 12/30/26(e)	973,316
327,114		Global Medical Response, Inc., 2020 Term Loan B, 6.81% (1 mo. USD LIBOR + 4.25%), due 10/02/25(b)	283,772
170,637		Global Tel*Link Corp., 2018 1st Lien Term Loan, 7.06% (3 mo. USD LIBOR + 4.25%), due 11/29/25(b)	153,627
798,651		Graham Packaging Co. Inc., 2021 Term Loan, 6.12% (1 mo. USD LIBOR + 3.00%), due 08/04/27(b)	760,549
4,036,922		Gray Television, Inc., 2021 Term Loan D, TBD, due 12/01/28(e)	3,933,476
1,498,735		Great Outdoors Group, LLC, 2021 Term Loan B1, 6.87% (1 mo. USD LIBOR + 3.75%), due 03/06/28(b)	1,387,266
530,031		Greystone Select Financial LLC, Term Loan B, 7.74% (3 mo. USD LIBOR + 5.00%), due 06/16/28(b)	498,229
1,285,880		Griffon Corp., Term Loan B, 5.49% (3 mo. SOFR + 2.25%), due 01/24/29(b)	1,238,866
2,440,533		Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 5.12% (1 mo. USD LIBOR + 2.00%), due 11/15/27(b)	2,321,557
957,600		Hexion Holdings Corp., 2022 USD Term Loan, 7.41% (3 mo. SOFR + 4.50%), due 03/15/29(b)	821,621
664,615		Hornblower Sub, LLC, 2020 Repriced Term Loan B, 8.17% (3 mo. USD LIBOR + 4.50%), due 04/27/25(b)	469,662
995,967		Hudson River Trading LLC, 2021 Term Loan, 6.16% (3 mo. SOFR + 3.00%), due 03/20/28(b)	902,179
30,823		Hyland Software, Inc., 2018 1st Lien Term Loan, 6.62% (1 mo. USD LIBOR + 3.50%), due 07/01/24(b)	29,927
1,325,000		II-VI, Inc., 2022 Term Loan B, 5.31% (1 mo. USD LIBOR + 2.75%), due 07/02/29(b)	1,286,354
505,313		Illuminate Buyer, LLC, 2021 Term Loan, 6.62% (1 mo. USD LIBOR + 3.50%), due 06/30/27(b)	461,519
92	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
486,427	EUR	Ineos Finance Plc, 2021 EUR Term Loan B, 3.44% (1 mo. EURIBOR + 2.75%), due 11/08/28(b)	429,471
839,375		Ingram Micro Inc., 2021 Term Loan B, 7.17% (3 mo. USD LIBOR + 3.50%), due 06/30/28(b)	819,440
702,620		IRB Holding Corp., 2020 Term Loan B, 5.87% (1 mo. USD LIBOR + 2.75%), due 02/05/25(b)	681,040
442,125		IRB Holding Corp., 2022 Term Loan B, 5.70% (1 mo. SOFR + 3.00%), due 12/15/27(b)	414,216
2,714,079		Jazz Financing Lux SARL, USD Term Loan, 6.62% (1 mo. USD LIBOR + 3.50%), due 05/05/28(b)	2,627,568
1,951,193		Jump Financial, LLC, Term Loan B, 8.31% (3 mo. SOFR + 4.50%), due 08/07/28(b)	1,819,488
756,200		Knight Health Holdings LLC, Term Loan B, 8.37% (1 mo. USD LIBOR + 5.25%), due 12/23/28(b)	554,232
841,138		Lakeshore Intermediate LLC, Term Loan, 6.13% (1 mo. USD LIBOR + 3.50%), due 09/29/28(b)	809,069
316,964		Les Schwab Tire Centers, Term Loan B, 6.58% (3 mo. USD LIBOR + 3.25%), due 11/02/27(b)	303,493
303,155		Leslie's Poolmart, Inc., 2021 Term Loan B, 5.62% (1 mo. USD LIBOR + 2.50%), due 03/09/28(b)	289,817
1,196,250		LIDS Holdings, Inc., Term Loan, 8.99% (3 mo. SOFR + 5.50%), due 12/14/26(b)	1,172,454
1,176,000	EUR	Lonza Group AG, EUR Term Loan B, 4.00% (3 mo. EURIBOR + 4.00%), due 07/03/28(b)	1,008,060
694,750		LRS Holdings, LLC, Term Loan B, 7.37% (1 mo. USD LIBOR + 4.25%), due 08/31/28(b)	660,012
10,177	EUR	MA FinanceCo., LLC, 2020 EUR Term Loan B, 5.02% (3 mo. EURIBOR + 4.50%), due 06/05/25(b)	9,852
1,490,731	EUR	MA FinanceCo., LLC, 2020 EUR Term Loan B, 5.32% (3 mo. EURIBOR + 4.50%), due 06/05/25(b)	1,443,052
246,875		Madison IAQ LLC, Term Loan, 6.82% (3 mo. USD LIBOR + 3.25%), due 06/21/28(b)	228,668
744,375		Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 7.87% (1 mo. USD LIBOR + 4.75%), due 07/27/28(b)	673,659
930,000		Magenta Buyer LLC, 2021 USD 2nd Lien Term Loan, 11.37% (1 mo. USD LIBOR + 8.25%), due 07/27/29(b)	853,275
2,482,437		MajorDrive Holdings IV LLC, Term Loan B, 7.13% (3 mo. USD LIBOR + 4.00%), due 06/01/28(b)	2,290,048
997,375		Mavis Tire Express Services Corp., 2021 Term Loan B, 7.25% (1 mo. SOFR + 4.00%), due 05/04/28(b)	938,363
2,389		McGraw-Hill Global Education Holdings, LLC, 2021 Term Loan, 7.82% (3 mo. USD LIBOR + 4.75%), due 07/28/28(b)	2,208
943,651		McGraw-Hill Global Education Holdings, LLC, 2021 Term Loan, 8.32% (6 mo. USD LIBOR + 4.75%), due 07/28/28(b)	872,287
2,695,412		Medline Borrower, LP, USD Term Loan B, 6.37% (1 mo. USD LIBOR + 3.25%), due 10/23/28(b)	2,484,647
136,707		MH Sub I, LLC, 2020 Incremental Term Loan, 6.27% (1 mo. USD LIBOR + 3.75%), due 09/13/24(b)	130,555
592,673		Michaels Cos, Inc., 2021 Term Loan B, 7.92% (3 mo. USD LIBOR + 4.25%), due 04/15/28(b)	481,917
242,040		Mister Car Wash Holdings, Inc., 2019 Term Loan B, 6.12% (1 mo. USD LIBOR + 3.00%), due 05/14/26(b)	234,079
3,007,000		MKS Instruments, Inc., 2022 USD Term Loan B, 5.87% (1 mo. SOFR + 2.75%), due 08/17/29(b)	2,942,163
710,411		MKS Instruments, Inc., 2022 USD Term Loan B, TBD, due 08/17/29(e)	695,093
512,081		Monitronics International Inc., Takeback Term Loan, 10.31% (3 mo. USD LIBOR + 7.50%), due 03/29/24(b)	343,735
See accompanying Notes to the Financial Statements.	93

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,235,126		Naked Juice LLC, Term Loan, 6.90% (3 mo. SOFR + 3.25%), due 01/24/29(b)	1,136,316
1,466,338		NCR Corp., 2019 Term Loan, 2.50% (3 mo. USD LIBOR), due 08/28/26(b)	1,411,350
1,470,117		NCR Corp., 2019 Term Loan, TBD, due 08/28/26(e)	1,414,988
1,000,252		Olympus Water US Holding Corp., 2021 USD Term Loan B, 7.42% (3 mo. USD LIBOR + 3.75%), due 11/09/28(b)	914,606
918,375		One Call Corp., 2021 Term Loan, 8.31% (3 mo. USD LIBOR + 5.50%), due 04/22/27(b)	711,741
1,184,600	EUR	Organon & Co., EUR Term Loan B, 3.00% (6 mo. EURIBOR + 3.00%), due 06/02/28(b)	1,106,336
1,036,017		Organon & Co., USD Term Loan, 6.19% (3 mo. USD LIBOR + 3.00%), due 06/02/28(b)	1,014,002
467,000		Oscar AcquisitionCo, LLC, Term Loan B, 8.15% (3 mo. SOFR + 4.50%), due 04/29/29(b)	431,099
416,882		Pacific Bells, LLC, Term Loan B, 8.31% (1 mo. USD LIBOR + 4.50%), due 11/10/28(b)	393,433
1,021,865		Parexel International Corp., 2021 1st Lien Term Loan, 6.37% (1 mo. USD LIBOR + 3.25%), due 11/15/28(b)	977,477
266,512		Particle Investments SARL, Term Loan, 8.92% (3 mo. USD LIBOR + 5.25%), due 02/18/27(b)	259,849
843,331	EUR	Paysafe Holdings (US) Corp., EUR Term Loan B2, 3.69% (1 mo. EURIBOR + 3.00%), due 06/28/28(b)	710,505
1,081,703		PECF USS Intermediate Holding III Corp., Term Loan B, 7.37% (1 mo. USD LIBOR + 4.25%), due 12/15/28(b)	928,236
563,069		Peraton Corp., 2nd Lien Term Loan B1, 10.57% (1 mo. USD LIBOR + 7.75%), due 02/01/29(b)	532,804
1,505,861		Peraton Corp., Term Loan B, 6.87% (1 mo. USD LIBOR + 3.75%), due 02/01/28(b)	1,431,132
2,029,000		PetSmart, Inc., 2021 Term Loan B, 6.87% (1 mo. USD LIBOR + 3.75%), due 02/11/28(b)	1,925,013
311,588		PetSmart, Inc., 2021 Term Loan B, TBD, due 02/11/28(e)	295,619
997,462		Planview Parent, Inc., Term Loan, TBD, due 12/17/27(e)	951,745
900,000		Polyconcept Holding BV, Term Loan B, 9.05% (3 mo. SOFR + 5.50%), due 05/18/29(b)	856,125
10,076		Presidio Holdings, Inc., 2020 Term Loan B, 6.62% (1 mo. USD LIBOR + 3.50%), due 01/22/27(b)	9,799
227,257		Presidio Holdings, Inc., 2020 Term Loan B, 6.31% (3 mo. USD LIBOR + 3.50%), due 01/22/27(b)	221,007
20,298		Prime Security Services Borrower, LLC, 2021 Term Loan, 5.30% (1 mo. USD LIBOR + 2.75%), due 09/23/26(b)	19,698
744,375		Proofpoint, Inc., 1st Lien Term Loan, 6.32% (3 mo. USD LIBOR + 3.25%), due 08/31/28(b)	700,736
606,950		Quikrete Holdings, Inc., 2021 Term Loan B1, 6.12% (1 mo. USD LIBOR + 3.00%), due 06/11/28(b)	585,707
951,732		Rackspace Technology Global, Inc., 2021 Term Loan B, 5.62% (3 mo. USD LIBOR + 2.75%), due 02/15/28(b)	683,164
410,337		Radiate Holdco, LLC, 2021 Term Loan B, 6.37% (1 mo. USD LIBOR + 3.25%), due 09/25/26(b)	380,587
194,337		Radiology Partners, Inc., 2018 1st Lien Term Loan B, 4.36% (1 mo. USD LIBOR + 4.25%), due 07/09/25(b)	165,186
166,625		Radiology Partners, Inc., 2018 1st Lien Term Loan B, 7.30% (1 mo. USD LIBOR + 4.25%), due 07/09/25(b)	141,631
870,000		Redstone Holdco 2 LP, 2021 2nd Lien Term Loan, 10.52% (3 mo. USD LIBOR + 7.75%), due 04/27/29(b)	626,400
782,100		Redstone Holdco 2 LP, 2021 Term Loan, 7.53% (3 mo. USD LIBOR + 4.75%), due 04/27/28(b)	584,620
288,330		Resolute Investment Managers, Inc., 2020 Term Loan C, 8.14% (3 mo. USD LIBOR + 4.50%), due 04/30/24(b)	257,334
1,837,618		RVR Dealership Holdings, LLC, Term Loan B, 6.87% (1 mo. SOFR + 3.75%), due 02/08/28(b)	1,628,589
94	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
96,765	Ryan Specialty Group, LLC, Term Loan, 6.04% (1 mo. SOFR + 3.00%), due 09/01/27(b)	93,862
997,500	Scientific Games International, Inc., 2022 USD Term Loan, 5.91% (1 mo. SOFR + 3.00%), due 04/14/29(b)	972,147
1,023,408	Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 6.37% (1 mo. USD LIBOR + 3.25%), due 12/31/25(b)	971,811
1,240,540	Sinclair Television Group, Inc., 2022 Term Loan B4, 6.88% (1 mo. SOFR + 3.75%), due 04/21/29(b)	1,176,445
1,104,261	Sinclair Television Group, Inc., 2022 Term Loan B4, TBD, due 04/21/29(e)	1,047,207
1,933,803	SkyMiles IP, Ltd., 2020 Skymiles Term Loan B, 6.46% (3 mo. USD LIBOR + 3.75%), due 10/20/27(b)	1,943,339
2,236,901	Solis IV BV, USD Term Loan B1, 6.34% (3 mo. SOFR + 3.50%), due 02/26/29(b)	1,852,154
1,126,487	Southwestern Energy Co., 2021 Term Loan, 6.20% (3 mo. SOFR + 2.50%), due 06/22/27(b)	1,110,998
601,516	Spencer Spirit IH LLC, Term Loan B, 8.81% (3 mo. USD LIBOR + 6.00%), due 06/19/26(b)	589,486
1,170,000	SPX Flow, Inc., 2022 Term Loan, 7.63% (1 mo. SOFR + 4.50%), due 04/05/29(b)	1,083,712
492,053	Station Casinos LLC, 2020 Term Loan B, 5.37% (1 mo. USD LIBOR + 2.25%), due 02/08/27(b)	472,576
820,761	Summer (BC) Holdco B SARL, 2021 USD Term Loan B2, 8.17% (3 mo. USD LIBOR + 4.50%), due 12/04/26(b)	774,593
84,549	Surf Holdings, LLC, USD Term Loan, 6.67% (3 mo. USD LIBOR + 3.50%), due 03/05/27(b)	81,832
470,800	Telenet Financing USD LLC, 2020 USD Term Loan AR, 4.82% (1 mo. USD LIBOR + 2.00%), due 04/30/28(b)	449,614
309,045	Thermostat Purchaser III, Inc., Term Loan, 7.57% (3 mo. USD LIBOR + 4.50%), due 08/31/28(b)	288,957
334,782	TKC Holdings, Inc., 2021 Term Loan, 9.18% (3 mo. USD LIBOR + 5.50%), due 05/15/28(b)	289,272
750,501	Triton Water Holdings, Inc., Term Loan, 7.17% (3 mo. USD LIBOR + 3.50%), due 03/31/28(b)	674,513
182,979	TruGreen Limited Partnership, 2020 2nd Lien Term Loan, 11.62% (1 mo. USD LIBOR + 8.50%), due 11/02/28(b)	164,681
948,062	Tutor Perini Corp., Term Loan B, 7.87% (1 mo. USD LIBOR + 4.75%), due 08/18/27(b)	881,697
631,889	Twin River Worldwide Holdings, Inc., 2021 Term Loan B, 5.93% (1 mo. USD LIBOR + 3.25%), due 10/02/28(b)	572,255
1,896,725	U.S. Renal Care, Inc., 2019 Term Loan B, 8.12% (1 mo. USD LIBOR + 5.00%), due 06/26/26(b)	1,369,435
787,059	Uber Technologies, Inc., 2021 1st Lien Term Loan B, 6.57% (3 mo. USD LIBOR + 3.50%), due 04/04/25(b)	772,711
2,014,472	Uber Technologies, Inc., 2021 Term Loan B, 6.57% (3 mo. USD LIBOR + 3.50%), due 02/25/27(b)	1,969,146
534,706	Uber Technologies, Inc., 2021 Term Loan B, TBD, due 02/25/27(e)	522,675
1,082,208	UFC Holdings, LLC, 2021 Term Loan B, 5.52% (3 mo. USD LIBOR + 2.75%), due 04/29/26(b)	1,041,625
500,000	UFC Holdings, LLC, 2021 Term Loan B, TBD, due 04/29/26(e)	481,250
699,536	Ultimate Software Group, Inc. (The), 2021 Term Loan, 5.54% (3 mo. USD LIBOR + 3.25%), due 05/04/26(b)	663,467
1,999,053	United Airlines, Inc., 2021 Term Loan B, 6.53% (3 mo. USD LIBOR + 3.75%), due 04/21/28(b)	1,916,280
1,429,200	UST Holdings, Ltd., Term Loan, 6.83% (1 mo. USD LIBOR + 3.75%), due 11/20/28(b)	1,397,043
1,726,512	Verscend Holding Corp., 2021 Term Loan B, 7.12% (1 mo. USD LIBOR + 4.00%), due 08/27/25(b)	1,684,788
See accompanying Notes to the Financial Statements.	95

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
1,253,700	Vertex Aerospace Services Corp., 2021 First Lien Term Loan, 6.87% (1 mo. USD LIBOR + 3.75%), due 12/06/28(b)	1,222,357
1,349,112	Vertiv Group Corp., 2021 Term Loan B, 5.30% (1 mo. USD LIBOR + 2.75%), due 03/02/27(b)	1,285,450
350,000	Vertiv Group Corp., 2021 Term Loan B, TBD, due 03/02/27(e)	333,484
420,000	VFH Parent LLC, 2022 Term Loan B, 6.12% (1 mo. SOFR + 3.00%), due 01/13/29(b)	402,675
107,555	ViaSat, Inc., Term Loan, 7.65% (1 mo. SOFR + 4.50%), due 03/02/29(b)	95,589
537,600	Virgin Media Bristol LLC, 2020 USD Term Loan Q, 6.07% (1 mo. USD LIBOR + 3.25%), due 01/31/29(b)	521,856
1,649,297	Virgin Media Bristol LLC, USD Term Loan N, 5.32% (1 mo. USD LIBOR + 2.50%), due 01/31/28(b)	1,577,828
330,000	Virgin Pulse, Inc., 2021 2nd Lien Term Loan, 10.37% (1 mo. USD LIBOR + 7.25%), due 04/06/29(b)	277,200
1,367,391	Virgin Pulse, Inc., 2021 Term Loan, 7.12% (1 mo. USD LIBOR + 4.00%), due 04/06/28(b)	1,196,467
2,357,444	VM Consolidated, Inc., 2021 Term Loan B, 6.13% (6 mo. USD LIBOR + 3.25%), due 03/24/28(b)	2,306,365
320,000	VT Topco, Inc., 2021 2nd Lien Term Loan, 9.87% (1 mo. USD LIBOR + 6.75%), due 07/31/26(b)	312,000
12,468	VT Topco, Inc., 2021 Delayed Draw Term Loan, 6.87% (1 mo. USD LIBOR + 3.75%), due 08/01/25(b)	12,000
355,274	VT Topco, Inc., 2021 Incremental Term Loan, 6.87% (1 mo. USD LIBOR + 3.75%), due 08/01/25(b)	341,951
3,300	Western Dental Services, Inc., 2021 Delayed Draw Term Loan, 7.28% (1 mo. USD LIBOR + 2.75%), due 08/18/28(b)	2,954
106,002	Western Dental Services, Inc., 2021 Delayed Draw Term Loan, 7.28% (3 mo. USD LIBOR + 4.50%), due 08/18/28(b)	94,871
1,071,900	Western Dental Services, Inc., 2021 Term Loan B, 7.62% (1 mo. USD LIBOR + 4.50%), due 08/18/28(b)	959,350
734,450	Worldwide Express Operations, LLC, 2021 1st Lien Term Loan, 7.67% (3 mo. USD LIBOR + 4.00%), due 07/26/28(b)	671,655
1,545,590	WP CityMD Bidco LLC, 2021 1st Lien Term Loan B, 6.92% (3 mo. USD LIBOR + 3.25%), due 12/22/28(b)	1,481,283
1,741,899	WP CPP Holdings, LLC, 2018 Term Loan, 6.56% (3 mo. USD LIBOR + 3.75%), due 04/30/25(b)	1,564,081
380,000	WP CPP Holdings, LLC, 2019 2nd Lien Incremental Term Loan, 10.56% (3 mo. USD LIBOR + 7.75%), due 04/30/26(b)	320,150
		179,918,264
	Convertible Debt — 0.6%
225,000	Airbnb, Inc., 5.66%, due 03/15/26(g)	187,425
480,000	Apollo Commercial Real Estate Finance, Inc. REIT, 5.38%, due 10/15/23	471,900
35,000	Array Technologies, Inc., 1.00%, due 12/01/28 144A	31,221
200,000	Blackstone Mortgage Trust, Inc. REIT, 5.50%, due 03/15/27	170,625
155,000	Booking Holdings, Inc., 0.75%, due 05/01/25	186,976
925,000	Cloudflare, Inc., 6.98%, due 08/15/26(g)	723,350
60,000	Datadog, Inc., 0.13%, due 06/15/25	71,550
990,000	DISH Network Corp., 3.38%, due 08/15/26	683,595
1,080,000	DraftKings Holdings, Inc., 9.24%, due 03/15/28(g)	707,872
215,000	Enphase Energy, Inc., 0.00%, due 03/01/28(g)	256,280
95,000	EQT Corp., 1.75%, due 05/01/26	262,268
185,000	Expedia Group, Inc., 4.34%, due 02/15/26(g)	160,937
96	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Convertible Debt — continued
76,000		Gannett Co., Inc., 6.00%, due 12/01/27	68,800
140,000		Liberty Latin America, Ltd., 2.00%, due 07/15/24(h)	123,118
470,000		Liberty Media Corp.-Liberty Formula One, 2.25%, due 08/15/27 144A	437,335
90,000		Liberty TripAdvisor Holdings, Inc., 0.50%, due 06/30/51 144A	64,485
85,000		MercadoLibre, Inc., 2.00%, due 08/15/28	167,748
110,000		MongoDB, Inc., 0.25%, due 01/15/26	128,673
75,000		Pioneer Natural Resources Co., 0.25%, due 05/15/25	162,825
160,000		Pure Storage, Inc., 0.13%, due 04/15/23	181,040
110,000		Sarepta Therapeutics, Inc., 1.50%, due 11/15/24	183,590
155,000		Southwest Airlines Co., 1.25%, due 05/01/25	177,514
245,000		Stem, Inc., 0.50%, due 12/01/28 144A	183,015
500,000		Sunrun, Inc., 11.40%, due 02/01/26(g)	357,233
245,000		Uber Technologies, Inc., 6.01%, due 12/15/25(g) (h)	204,552
210,000		Vishay Intertechnology, Inc., 2.25%, due 06/15/25	195,699
175,000		Wolfspeed, Inc., 0.25%, due 02/15/28 144A	183,925
185,000		Zscaler, Inc., 0.13%, due 07/01/25	236,522
			6,970,073
		Corporate Debt — 32.1%
100,000		AbbVie, Inc., 4.05%, due 11/21/39	80,724
90,000		Abercrombie & Fitch Management Co., 8.75%, due 07/15/25 144A	87,870
290,000		ABN AMRO Bank NV, 4.75%, due 07/28/25 144A	279,311
1,220,000		Abu Dhabi Crude Oil Pipeline, LLC, 4.60%, due 11/02/47 144A	1,091,683
427,350		Accelerate360 Holdings LLC, 8.00%, due 03/01/28 144A	456,329
290,000		Acuris Finance US, Inc./Acuris Finance SARL, 5.00%, due 05/01/28 144A	243,355
370,000		AdaptHealth LLC, 4.63%, due 08/01/29 144A	297,282
270,000		AdaptHealth LLC, 6.13%, due 08/01/28 144A	242,383
245,000	EUR	Adevinta ASA, 3.00%, due 11/15/27 144A	206,562
1,040,000	EUR	Adient Global Holdings, Ltd., 3.50%, due 08/15/24(i)	943,258
355,000		Adtalem Global Education, Inc., 5.50%, due 03/01/28 144A	320,261
2,045,000		Advanced Drainage Systems, Inc., 6.38%, due 06/15/30 144A	1,986,165
430,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	323,910
1,900,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, due 07/15/25	1,897,923
250,000		AES Corp. (The), 2.45%, due 01/15/31	191,627
685,000		AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	540,879
400,000		AFC Gamma, Inc. REIT, 5.75%, due 05/01/27 144A	321,339
240,000		Air Canada, 3.88%, due 08/15/26 144A	206,400
1,015,000		Akbank TAS, 6.80%, due 02/06/26(h) 144A	907,304
570,000		Akumin Escrow, Inc., 7.50%, due 08/01/28 144A	436,193
190,000		Akumin, Inc., 7.00%, due 11/01/25 144A	156,355
4,110,000		Alibaba Group Holding, Ltd., 3.15%, due 02/09/51	2,413,630
410,000		Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, due 02/15/28 144A	203,700
500,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 06/01/29(h) 144A	323,739
440,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, due 07/15/26 144A	392,951
240,000		Allison Transmission, Inc., 4.75%, due 10/01/27 144A	211,734
1,900,000		Altice France Holding SA, 10.50%, due 05/15/27 144A	1,492,536
580,000		Altria Group, Inc., 5.95%, due 02/14/49	481,832
See accompanying Notes to the Financial Statements.	97

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
180,000		AMC Entertainment Holdings, Inc., 7.50%, due 02/15/29 144A	139,359
90,000		AMC Entertainment Holdings, Inc., 10.00% (10.00% Cash or 12.00% PIK, 5.00% Cash or 6.00% PIK), due 06/15/26 144A	61,573
6,650,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	303,785
340,230		American Airlines Pass Through Trust, 4.95%, due 08/15/26	309,856
870,000		American Airlines, Inc., 11.75%, due 07/15/25 144A	909,950
350,000		American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, due 04/20/26 144A	329,292
1,020,000		American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, due 04/20/29 144A	891,761
190,000		American Axle & Manufacturing, Inc., 5.00%, due 10/01/29	144,159
431,639		American News Co. LLC, 8.50% (8.50% Cash or 10.00% PIK), due 09/01/26 144A	477,501
1,890,000		American Tower Corp. REIT, 2.70%, due 04/15/31	1,485,731
440,000		American Transmission Systems, Inc., 2.65%, due 01/15/32 144A	346,075
1,055,000		Ameriprise Financial, Inc., 4.50%, due 05/13/32	994,573
445,000		Anglo American Capital Plc, 2.88%, due 03/17/31 144A	345,335
365,000		Anglo American Capital Plc, 3.88%, due 03/16/29 144A	314,067
295,000		Anglo American Capital Plc, 3.95%, due 09/10/50 144A	201,498
685,000		AngloGold Ashanti Holdings Plc, 3.75%, due 10/01/30	532,318
200,000		Anheuser-Busch InBev Worldwide, Inc., 5.80%, due 01/23/59	191,717
380,000		Antares Holdings, LP, 3.95%, due 07/15/26 144A	325,357
1,645,000		Aon Corp./Aon Global Holdings Plc, 5.00%, due 09/12/32	1,578,185
470,000		Apollo Commercial Real Estate Finance, Inc. REIT, 4.63%, due 06/15/29 144A	354,991
164,820	EUR	ARD Finance SA, 5.00% (5.00% Cash or 5.75% PIK), due 06/30/27(i)	111,008
750,000		ARD Finance SA, 6.50% (6.50% Cash or 7.25% PIK), due 06/30/27 144A	515,048
1,540,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance Plc, 4.00%, due 09/01/29 144A	1,130,503
210,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance Plc, 6.00%, due 06/15/27 144A	198,251
650,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 5.25%, due 04/30/25 144A	608,933
809,875		Ardonagh Midco 2 Plc, 11.50% (11.50% Cash or 12.75% PIK), due 01/15/27 144A	826,073
1,370,000		Ares Capital Corp., 2.88%, due 06/15/28	1,080,398
900,000		Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	662,813
365,000		At Home Group, Inc., 4.88%, due 07/15/28(h) 144A	255,633
557,000		AT&T, Inc., 3.50%, due 09/15/53	372,059
1,110,000		AT&T, Inc., 3.55%, due 09/15/55	731,434
450,000		AT&T, Inc., 3.65%, due 09/15/59	292,495
275,000		AT&T, Inc., 3.80%, due 12/01/57	186,345
1,350,000		AthenaHealth Group, Inc., 6.50%, due 02/15/30(h) 144A	1,069,808
390,000		Australia & New Zealand Banking Group, Ltd., 2.95% (5 yr. CMT + 1.29%), due 07/22/30(b) 144A	354,739
60,000		AutoNation, Inc., 4.75%, due 06/01/30	52,842
160,000		Aviation Capital Group LLC, 5.50%, due 12/15/24 144A	155,043
735,000		Avient Corp., 7.13%, due 08/01/30 144A	680,033
780,000		Avnet, Inc., 5.50%, due 06/01/32	709,469
650,000		Avolon Holdings Funding, Ltd., 4.25%, due 04/15/26 144A	583,553
50,000		Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	49,185
400,000		B3 SA - Brasil Bolsa Balcao, 4.13%, due 09/20/31 144A	313,613
2,265,000		Bain Capital Specialty Finance, Inc., 2.55%, due 10/13/26	1,857,465
330,000		Ball Corp., 3.13%, due 09/15/31	249,457
200,000	EUR	Banco Bilbao Vizcaya Argentaria SA, 5.88% (5 yr. EUR swap annual + 5.66%)(b) (i) (j)	179,621
1,090,000		Banco Mercantil del Norte SA, 7.50% (10 yr. CMT + 5.47%)(b) (j) 144A	931,487
98	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
800,000		Banco Santander SA, 4.18% (1 yr. CMT + 2.00%), due 03/24/28(b)	722,014
1,200,000		Banco Santander SA, 7.50% (5 yr. USD ICE swap + 4.99%)(b) (i) (j)	1,119,606
220,000		Bank of America Corp., 2.48% (5 yr. CMT + 1.20%), due 09/21/36(b)	159,235
1,175,000		Barclays Plc, 4.38% (5 yr. CMT + 3.41%)(b) (j)	727,090
1,515,000		Barclays Plc, 6.13% (5 yr. CMT + 5.87%)(b) (j)	1,278,433
535,000	GBP	Barclays Plc, 6.38% (5 yr. UK Government Bond + 6.02%)(b) (i) (j)	493,453
350,000		Barclays Plc, 8.00% (5 yr. CMT + 5.67%)(b) (j)	325,553
700,000		Bath & Body Works, Inc., 5.25%, due 02/01/28	608,218
290,000		Bath & Body Works, Inc., 6.63%, due 10/01/30 144A	252,806
30,000		Bausch Health Americas, Inc., 9.25%, due 04/01/26 144A	17,840
80,000		Bausch Health Cos., Inc., 5.00%, due 01/30/28 144A	29,608
420,000		Bausch Health Cos., Inc., 5.50%, due 11/01/25 144A	334,315
340,000		Bausch Health Cos., Inc., 6.13%, due 02/01/27 144A	236,232
150,000		Bausch Health Cos., Inc., 7.00%, due 01/15/28 144A	57,447
1,090,000		Bed Bath & Beyond, Inc., 5.17%, due 08/01/44	165,399
2,062,000		Berry Petroleum Co. LLC, 7.00%, due 02/15/26 144A	1,821,024
1,200,000		BGC Partners, Inc., 4.38%, due 12/15/25	1,122,087
850,000		Bimbo Bakeries USA, Inc., 4.00%, due 05/17/51(h) 144A	624,732
840,000		BlackRock TCP Capital Corp., 2.85%, due 02/09/26	741,389
1,585,000		Blackstone Holdings Finance Co. LLC, 2.00%, due 01/30/32 144A	1,175,853
2,105,000		Blackstone Private Credit Fund, 2.63%, due 12/15/26	1,730,548
2,680,000		Blackstone Secured Lending Fund, 2.85%, due 09/30/28	2,035,265
740,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/25 144A	711,525
850,000		BNP Paribas SA, 2.16% (SOFR + 1.22%), due 09/15/29(b) 144A	665,859
1,285,000		BNP Paribas SA, 4.50% (5 yr. CMT + 2.94%)(b) (h) (j) 144A	876,322
1,515,000		BNP Paribas SA, 4.63% (5 yr. CMT + 3.20%)(b) (j) 144A	1,131,705
1,820,000		BNP Paribas SA, 7.75% (5 yr. CMT + 4.90%)(b) (j) 144A	1,684,046
50,000		Boeing Co. (The), 2.70%, due 02/01/27	43,434
410,000		Boeing Co. (The), 3.25%, due 02/01/35	290,222
230,000		Boeing Co. (The), 3.75%, due 02/01/50	150,363
230,000		Boeing Co. (The), 5.15%, due 05/01/30	213,031
1,025,000		Boeing Co. (The), 5.71%, due 05/01/40	897,861
780,000		Boeing Co. (The), 5.93%, due 05/01/60	669,854
1,200,000		Boyne USA, Inc., 4.75%, due 05/15/29 144A	1,006,991
440,000		Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	373,428
2,325,000		Brighthouse Financial, Inc., 3.85%, due 12/22/51	1,412,334
1,075,000		Broadcom, Inc., 4.15%, due 04/15/32 144A	901,336
2,555,000		Broadstone Net Lease LLC REIT, 2.60%, due 09/15/31	1,884,608
1,620,000		Brunswick Corp., 2.40%, due 08/18/31	1,127,779
420,000		Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	323,106
300,000		Burford Capital Global Finance LLC, 6.88%, due 04/15/30 144A	262,239
1,460,000		Caesars Entertainment, Inc., 4.63%, due 10/15/29(h) 144A	1,119,145
685,000		Caesars Entertainment, Inc., 8.13%, due 07/01/27(h) 144A	655,826
125,000		Callon Petroleum Co., 6.38%, due 07/01/26	112,868
205,000		Callon Petroleum Co., 8.00%, due 08/01/28(h) 144A	189,517
650,000		Carnival Corp., 10.50%, due 06/01/30 144A	521,131
2,210,000		Carnival Plc, 7.88%, due 06/01/27	2,133,406
250,000		Carriage Purchaser, Inc., 7.88%, due 10/15/29 144A	187,071
320,000		Carrols Restaurant Group, Inc., 5.88%, due 07/01/29(h) 144A	214,221
See accompanying Notes to the Financial Statements.	99

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
545,000	EUR	Catalent Pharma Solutions, Inc., 2.38%, due 03/01/28(i)	413,908
765,000	EUR	Catalent Pharma Solutions, Inc., 2.38%, due 03/01/28 144A	580,990
865,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31 144A	664,960
1,970,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 08/15/30 144A	1,562,811
1,500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 05/01/32	1,146,690
245,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30 144A	199,359
1,500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 02/01/32 144A	1,170,638
770,000		Celulosa Arauco y Constitucion SA, 5.15%, due 01/29/50 144A	545,294
1,390,000		Cemex SAB de CV, 5.13% (5 yr. CMT + 4.53%)(b) (j) 144A	1,115,475
1,255,000		Cemex SAB de CV, 5.20%, due 09/17/30 144A	1,085,600
350,000		Centene Corp., 4.25%, due 12/15/27	320,889
1,190,000		Central Parent, Inc./CDK Global, Inc., 7.25%, due 06/15/29 144A	1,133,832
200,000		Century Communities, Inc., 3.88%, due 08/15/29 144A	153,750
530,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, due 06/01/41	339,799
150,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, due 03/01/42	95,518
1,045,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, due 04/01/51	636,013
1,495,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 06/01/52	929,122
300,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, due 07/01/49	220,662
100,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	81,247
1,900,000		Cheniere Energy Partners, LP, 3.25%, due 01/31/32	1,462,772
185,000		Chevron Corp., 3.08%, due 05/11/50	131,480
1,090,000		Chord Energy Corp., 6.38%, due 06/01/26 144A	1,040,819
620,000		CHS/Community Health Systems, Inc., 6.13%, due 04/01/30 144A	293,725
880,000		CHS/Community Health Systems, Inc., 6.88%, due 04/15/29 144A	427,013
300,000		Cigna Corp., 4.80%, due 08/15/38	266,630
530,000	EUR	Cirsa Finance International SARL, 4.50%, due 03/15/27 144A	416,699
1,515,000		Citigroup, Inc., 2.98% (SOFR + 1.42%), due 11/05/30(b)	1,246,916
170,000		Citigroup, Inc., 6.30% (3 mo. USD LIBOR + 3.42%)(b) (j)	158,956
850,000		Clarios Global, LP/Clarios US Finance Co., 8.50%, due 05/15/27(h) 144A	813,280
745,000		Clarivate Science Holdings Corp., 4.88%, due 07/01/29(h) 144A	584,534
210,000		Clear Channel Outdoor Holdings, Inc., 7.50%, due 06/01/29(h) 144A	152,583
980,000		Clydesdale Acquisition Holdings, Inc., 8.75%, due 04/15/30 144A	812,650
960,000		Coca-Cola Icecek AS, 4.50%, due 01/20/29 144A	790,338
2,945,000		Coherent Corp., 5.00%, due 12/15/29 144A	2,443,231
530,000		Coinbase Global, Inc., 3.63%, due 10/01/31 144A	294,940
3,080,000		Colgate Energy Partners III LLC, 5.88%, due 07/01/29 144A	2,756,338
635,000		Colombia Telecomunicaciones SA ESP, 4.95%, due 07/17/30 144A	483,899
380,000		Comcast Corp., 4.25%, due 10/15/30	352,618
530,000		Commercial Metals Co., 3.88%, due 02/15/31	416,960
1,600,000	EUR	Commerzbank AG, 6.13% (5 yr. EUR swap annual + 6.36%)(b) (i) (j)	1,325,146
226,000		CommScope Technologies LLC, 6.00%, due 06/15/25 144A	201,124
550,000		CommScope, Inc., 4.75%, due 09/01/29 144A	449,653
910,000		CommScope, Inc., 7.13%, due 07/01/28(h) 144A	704,431
160,000		CommScope, Inc., 8.25%, due 03/01/27 144A	132,437
100	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,380,000		Continental Resources, Inc., 2.27%, due 11/15/26 144A	1,179,299
560,000		Continental Resources, Inc., 5.75%, due 01/15/31 144A	507,418
400,000	EUR	Cooperatieve Rabobank UA, 4.63% (5 yr. EUR swap annual + 4.10%)(b) (i) (j)	343,301
1,030,000		CoreCivic, Inc., 8.25%, due 04/15/26	1,026,910
450,000		Country Garden Holdings Co., Ltd., 8.00%, due 01/27/24(i)	176,605
810,000		Covanta Holding Corp., 4.88%, due 12/01/29 144A	656,092
2,025,000		Credit Agricole SA, 4.75% (5 yr. CMT + 3.24%)(b) (j) 144A	1,400,409
675,000		Credit Agricole SA, 7.88% (5 yr. USD swap + 4.90%)(b) (j) 144A	649,202
950,000		Credit Agricole SA, 8.13% (5 yr. USD swap + 6.19%)(b) (j) 144A	917,961
2,655,000		Credit Suisse Group AG, 6.54% (SOFR + 3.92%), due 08/12/33(b) 144A	2,389,547
200,000		Credit Suisse Group AG, 7.50% (5 yr. USD swap + 4.60%)(b) (j) 144A	172,000
1,440,000		Credit Suisse Group AG, 9.75% (5 yr. CMT + 6.38%)(b) (j) 144A	1,416,066
1,995,000		Crescent Energy Finance LLC, 7.25%, due 05/01/26 144A	1,796,956
470,000		Crowdstrike Holdings, Inc., 3.00%, due 02/15/29(h)	395,942
240,000		Crown Castle, Inc., 3.30%, due 07/01/30	201,284
600,000		CSC Holdings LLC, 4.50%, due 11/15/31 144A	451,680
300,000		CSC Holdings LLC, 5.50%, due 04/15/27 144A	264,527
210,000		CSC Holdings LLC, 5.75%, due 01/15/30 144A	149,646
960,000		CSC Holdings LLC, 6.50%, due 02/01/29 144A	849,374
3,080,000		CT Trust, 5.13%, due 02/03/32 144A	2,324,122
90,000		CVS Health Corp., 4.78%, due 03/25/38	79,078
90,000		CVS Health Corp., 5.05%, due 03/25/48	79,470
890,000		Darling Ingredients, Inc., 6.00%, due 06/15/30 144A	849,033
30,000		DCP Midstream Operating, LP, 5.63%, due 07/15/27	29,044
130,000		DCP Midstream Operating, LP, 6.75%, due 09/15/37 144A	126,251
770,000		DCP Midstream, LP, 7.38% (3 mo. USD LIBOR + 5.15%)(b) (j)	761,545
334,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46	361,198
440,000		Delta Air Lines, Inc., 7.00%, due 05/01/25 144A	443,307
110,000		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, due 10/20/28 144A	102,600
660,000		Deutsche Bank AG, 3.73% (SOFR + 2.76%), due 01/14/32(b)	445,276
830,000		Deutsche Bank AG, 3.74% (SOFR + 2.26%), due 01/07/33(b)	539,326
1,200,000		Deutsche Bank AG, 4.79% (5 yr. USD swap + 4.36%)(b) (i) (j)	873,050
200,000		Deutsche Bank AG, 7.50% (5 yr. USD swap + 5.00%)(b) (j)	169,560
640,000		Devon Energy Corp., 5.00%, due 06/15/45	534,188
100,000		Diamondback Energy, Inc., 3.13%, due 03/24/31	81,262
200,000		Diamondback Energy, Inc., 3.50%, due 12/01/29	172,897
1,360,000		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, due 08/15/27 144A	1,175,550
1,795,000		DISH DBS Corp., 5.13%, due 06/01/29	1,057,435
580,000		DISH DBS Corp., 5.75%, due 12/01/28 144A	439,417
710,000		DISH DBS Corp., 5.88%, due 11/15/24	634,680
20,000		DISH DBS Corp., 7.75%, due 07/01/26	15,371
245,000		Diversified Healthcare Trust REIT, 9.75%, due 06/15/25	222,137
540,000		DP World Plc, 5.63%, due 09/25/48 144A	474,183
255,000		Dun & Bradstreet Corp. (The), 5.00%, due 12/15/29(h) 144A	210,903
1,460,000		Ecopetrol SA, 4.63%, due 11/02/31	1,024,154
410,000		Endeavor Energy Resources, LP/EER Finance, Inc., 5.75%, due 01/30/28 144A	390,876
1,690,000		Endeavour Mining PLC, 5.00%, due 10/14/26 144A	1,349,972
755,000		Enel Finance International NV, 2.88%, due 07/12/41 144A	432,034
980,000		Energean Israel Finance, Ltd., 5.88%, due 03/30/31(i) 144A	806,050
See accompanying Notes to the Financial Statements.	101

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,065,000	EUR	Energizer Gamma Acquisition BV, 3.50%, due 06/30/29 144A	750,416
180,000		Energy Transfer, LP, 5.35%, due 05/15/45	145,247
210,000		Energy Transfer, LP, 6.25%, due 04/15/49	186,919
230,000		Energy Transfer, LP, 6.25% (3 mo. USD LIBOR + 4.03%)(b) (j)	188,888
270,000		Energy Transfer, LP, 7.13% (5 yr. CMT + 5.31%)(b) (j)	222,492
395,000		Enstar Group, Ltd., 3.10%, due 09/01/31	281,008
205,000		Enstar Group, Ltd., 4.95%, due 06/01/29	184,373
1,020,000		Entegris Escrow Corp., 5.95%, due 06/15/30 144A	933,239
170,000		Enterprise Products Operating LLC, 3.20%, due 02/15/52	108,833
590,000		Enterprise Products Operating LLC, 3.70%, due 01/31/51	415,996
160,000		Enterprise Products Operating LLC, 3.95%, due 01/31/60	110,805
630,000		Enterprise Products Operating, LLC, 2.80%, due 01/31/30	527,028
265,000		EPR Properties REIT, 3.75%, due 08/15/29	205,019
150,000		EQM Midstream Partners, LP, 6.00%, due 07/01/25 144A	138,887
140,000		EQM Midstream Partners, LP, 6.50%, due 07/01/27 144A	129,576
800,000		EQM Midstream Partners, LP, 7.50%, due 06/01/30 144A	757,252
590,000		EQT Corp., 3.13%, due 05/15/26 144A	538,001
810,000		EQT Corp., 3.90%, due 10/01/27	738,779
200,000		EQT Corp., 6.13%, due 02/01/25(k)	200,548
330,000		EQT Corp., 7.00%, due 02/01/30(k)	341,334
1,250,000		Equifax, Inc., 5.10%, due 12/15/27	1,211,431
1,081,000		FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, due 08/15/26 144A	962,776
360,000		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, due 01/15/29 144A	298,476
300,000		First Quantum Minerals, Ltd., 6.88%, due 03/01/26 144A	277,185
2,350,000		First Quantum Minerals, Ltd., 6.88%, due 10/15/27 144A	2,120,240
420,000		FirstCash, Inc., 5.63%, due 01/01/30 144A	359,757
1,150,000		Five Point Operating Co., LP/Five Point Capital Corp., 7.88%, due 11/15/25 144A	916,059
2,480,000		Foot Locker, Inc., 4.00%, due 10/01/29(h) 144A	1,926,332
1,000,000		Ford Motor Co., 3.25%, due 02/12/32	722,055
1,260,000		Ford Motor Co., 6.10%, due 08/19/32	1,112,958
390,000		Ford Motor Credit Co. LLC, 2.90%, due 02/16/28	307,084
1,020,000		Ford Motor Credit Co. LLC, 3.63%, due 06/17/31	759,268
380,000		Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	297,247
480,000		Ford Motor Credit Co. LLC, 4.95%, due 05/28/27	429,566
1,855,000		Freeport Indonesia PT, 5.32%, due 04/14/32 144A	1,544,287
585,000		Freeport Indonesia PT, 6.20%, due 04/14/52 144A	450,143
1,000,000		Freeport Minerals Corp., 7.13%, due 11/01/27	1,057,500
455,000		Freeport-McMoRan, Inc., 4.63%, due 08/01/30	399,626
1,220,000		Freeport-McMoRan, Inc., 5.45%, due 03/15/43	1,019,999
380,000		Full House Resorts, Inc., 8.25%, due 02/15/28(h) 144A	342,547
1,372,473		Galaxy Pipeline Assets Bidco, Ltd., 2.94%, due 09/30/40 144A	1,047,351
250,000		Gannett Holdings LLC, 6.00%, due 11/01/26 144A	192,504
360,000		General Motors Co., 6.60%, due 04/01/36	337,378
1,440,000		General Motors Financial Co., Inc., 5.00%, due 04/09/27	1,366,775
150,000		GEO Group, Inc. (The), 6.00%, due 04/15/26	122,988
719,000		GEO Group, Inc. (The), 10.50%, due 06/30/28	711,860
910,000		Georgia Power Co., 5.13%, due 05/15/52	823,523
390,000		GFL Environmental, Inc., 5.13%, due 12/15/26 144A	363,675
102	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,457,168		Global Aircraft Leasing Co., Ltd., 6.50% (6.50% Cash or 7.25% PIK), due 09/15/24 144A	1,098,967
280,000		Global Atlantic Fin Co., 4.40%, due 10/15/29 144A	237,980
1,125,000		Gold Fields Orogen Holdings BVI, Ltd., 6.13%, due 05/15/29 144A	1,057,813
90,000		Goldman Sachs Group, Inc. (The), 5.15%, due 05/22/45	75,376
330,000		Goldman Sachs Group, Inc. (The), 6.75%, due 10/01/37	329,583
480,000		Granite US Holdings Corp., 11.00%, due 10/01/27(h) 144A	453,381
965,000		Gray Escrow II, Inc., 5.38%, due 11/15/31 144A	759,030
1,460,000		Guitar Center, Inc., 8.50%, due 01/15/26 144A	1,294,910
850,000		H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	669,039
1,770,000		Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd., 5.75%, due 01/20/26 144A	1,563,786
80,000		Healthpeak Properties, Inc. REIT, 3.50%, due 07/15/29	70,384
780,000		Hertz Corp. (The), 5.00%, due 12/01/29 144A	581,279
125,000		Hess Midstream Operations, LP, 5.13%, due 06/15/28 144A	109,619
1,260,000		Highlands Holdings Bond Issuer, Ltd./Highlands Holdings Bond Co-Issuer, Inc., 7.63% (7.63% Cash or 8.38% PIK), due 10/15/25 144A	1,190,687
560,000		Hilcorp Energy I, LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	496,871
570,000		Howard Midstream Energy Partners LLC, 6.75%, due 01/15/27 144A	508,709
415,000		Howmet Aerospace, Inc., 5.90%, due 02/01/27	399,857
955,000		HSBC Holdings Plc, 4.60% (5 yr. CMT + 3.65%)(b) (j)	664,671
665,000		HSBC Holdings Plc, 6.00% (5 yr. USD ICE swap + 3.75%)(b) (j)	552,615
850,000		HSBC Holdings Plc, 6.50% (5 yr. USD ICE swap + 3.61%)(b) (j)	713,504
190,000	EUR	HSE Finance SARL, 5.63%, due 10/15/26 144A	119,982
870,000		HTA Group, Ltd., 7.00%, due 12/18/25 144A	762,285
260,000		Hudbay Minerals, Inc., 4.50%, due 04/01/26 144A	216,429
610,000		Hudbay Minerals, Inc., 6.13%, due 04/01/29 144A	492,868
280,000		iHeartCommunications, Inc., 4.75%, due 01/15/28 144A	233,741
320,000		iHeartCommunications, Inc., 5.25%, due 08/15/27 144A	274,008
145,000		iHeartCommunications, Inc., 6.38%, due 05/01/26	134,796
740,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27(i)	623,820
2,035,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27 144A	1,715,505
620,000		IIP Operating Partnership, LP REIT, 5.50%, due 05/25/26	554,457
900,000		Iliad Holding SASU, 6.50%, due 10/15/26 144A	788,450
810,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 07/01/28 144A	673,867
265,000	EUR	IMA Industria Macchine Automatiche SpA, 3.75%, due 01/15/28 144A	206,348
470,000		InterGen NV, 7.00%, due 06/30/23 144A	457,545
1,855,000		International Business Machines Corp., 4.40%, due 07/27/32	1,715,147
200,000		Intesa Sanpaolo SpA, 4.00%, due 09/23/29 144A	165,661
1,450,000		Intesa Sanpaolo SpA, 4.95% (1 yr. CMT + 2.75%), due 06/01/42(b) 144A	863,104
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	318,695
570,000		Itau Unibanco Holding SA, 3.88% (5 yr. CMT + 3.45%), due 04/15/31(b) 144A	487,906
1,059,000		Itau Unibanco Holding SA, 4.63% (5 yr. CMT + 3.22%)(b) (j) 144A	828,292
1,195,000		Jackson Financial, Inc., 3.13%, due 11/23/31	902,045
690,000		Jane Street Group/JSG Finance, Inc., 4.50%, due 11/15/29 144A	594,369
225,000		Jazz Securities DAC, 4.38%, due 01/15/29 144A	194,841
1,975,000		JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, due 04/01/33 144A	1,788,639
1,675,000		JPMorgan Chase & Co., 4.32% (SOFR + 1.56%), due 04/26/28(b)	1,571,079
1,185,000		JPMorgan Chase & Co., 4.91% (SOFR + 2.08%), due 07/25/33(b)	1,094,330
See accompanying Notes to the Financial Statements.	103

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,450,000		JPMorgan Chase & Co., 5.72% (SOFR + 2.58%), due 09/14/33(b)	1,373,259
640,967		K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22	1,830
223,090		K2016470260 South Africa, Ltd., 25.00% (25.00% Cash or PIK), due 12/31/22	580
460,000		KazMunayGas National Co. JSC, 4.75%, due 04/19/27 144A	386,067
590,000		KazTransGas JSC, 4.38%, due 09/26/27 144A	501,500
2,575,000		Kenbourne Invest SA, 4.70%, due 01/22/28 144A	1,962,262
735,000		KKR Group Finance Co. XII LLC, 4.85%, due 05/17/32 144A	677,475
620,000		Kohl's Corp., 3.38%, due 05/01/31(h) (k)	383,951
1,005,000		Kosmos Energy, Ltd., 7.13%, due 04/04/26 144A	825,944
290,000		Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. REIT, 4.25%, due 02/01/27 144A	233,957
360,000		Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. REIT, 4.75%, due 06/15/29 144A	270,108
40,000		Las Vegas Sands Corp., 3.50%, due 08/18/26	35,043
425,000		Lazard Group LLC, 4.38%, due 03/11/29	390,662
650,000		Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 02/01/26 144A	559,975
460,000		Leviathan Bond, Ltd., 6.50%, due 06/30/27(i) 144A	424,350
320,000		Liberty Interactive LLC, 8.50%, due 07/15/29(h)	212,298
1,590,000		Liberty Mutual Group, Inc., 4.30%, due 02/01/61(h) 144A	1,004,470
815,000		Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	751,778
960,000		Liquid Telecommunications Financing Plc, 5.50%, due 09/04/26 144A	763,200
1,235,000	EUR	Lorca Telecom Bondco SA, 4.00%, due 09/18/27 144A	1,056,104
400,000		Lukoil International Finance BV, 4.75%, due 11/02/26 144A	314,000
2,550,000		Mclaren Finance Plc, 7.50%, due 08/01/26 144A	2,084,306
130,000		MDC Holdings, Inc., 6.00%, due 01/15/43	97,789
2,390,000		Medline Borrower, LP, 3.88%, due 04/01/29 144A	1,919,995
1,000,000		MEG Energy Corp., 5.88%, due 02/01/29 144A	899,015
210,000		MEG Energy Corp., 7.13%, due 02/01/27 144A	213,556
1,320,000		MEGlobal Canada ULC, 5.88%, due 05/18/30 144A	1,311,321
200,000		Melco Resorts Finance, Ltd., 4.88%, due 06/06/25 144A	148,466
320,000		Melco Resorts Finance, Ltd., 5.38%, due 12/04/29 144A	195,040
600,000		MercadoLibre, Inc., 3.13%, due 01/14/31(h)	436,026
3,050,000		Merck & Co., Inc., 2.90%, due 12/10/61	1,920,503
1,100,000		Meta Platforms, Inc., 4.45%, due 08/15/52 144A	899,553
145,000		MetLife, Inc., 4.60%, due 05/13/46	127,169
770,000		Michaels Cos, Inc. (The), 5.25%, due 05/01/28 144A	542,169
560,000		Michaels Cos, Inc. (The), 7.88%, due 05/01/29(h) 144A	324,159
560,000		Micron Technology, Inc., 3.37%, due 11/01/41	361,126
710,000		Midcap Financial Issuer Trust, 6.50%, due 05/01/28 144A	607,838
747,000		Millicom International Cellular SA, 4.50%, due 04/27/31(h) 144A	534,269
324,000		Millicom International Cellular SA, 6.25%, due 03/25/29 144A	275,523
170,000		Minerals Technologies, Inc., 5.00%, due 07/01/28 144A	148,340
890,000		MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 02/01/30 144A	660,524
1,105,000		Moody's Corp., 2.75%, due 08/19/41	736,184
1,330,000		Morgan Stanley, 4.89% (SOFR + 2.08%), due 07/20/33(b)	1,233,540
500,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.50%, due 03/15/31	349,178
160,000	GBP	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.69%, due 06/05/28	132,321
500,000		MSCI, Inc., 3.25%, due 08/15/33 144A	386,905
295,000		Mylan, Inc., 5.40%, due 11/29/43	215,273
104	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
985,000		Nationwide Building Society, 4.85%, due 07/27/27(h) 144A	936,547
1,380,000		Natura Cosmeticos SA, 4.13%, due 05/03/28 144A	1,092,367
245,000		NatWest Group Plc, 4.27% (3 mo. USD LIBOR + 1.76%), due 03/22/25(b)	238,365
1,120,000	GBP	NatWest Group Plc, 4.50% (5 yr. UK Government Bond + 3.99%)(b) (j)	848,593
450,000		NatWest Group Plc, 5.52% (1 yr. CMT + 2.27%), due 09/30/28(b)	427,658
170,000		Navient Corp., (MTN), 5.63%, due 08/01/33	114,614
235,000		NBM US Holdings, Inc., 7.00%, due 05/14/26 144A	227,295
210,000		NCL Corp., Ltd., 3.63%, due 12/15/24 144A	176,836
450,000		NCL Corp., Ltd., 5.88%, due 03/15/26 144A	343,035
1,240,000		NCL Corp., Ltd., 5.88%, due 02/15/27 144A	1,034,892
660,000		NCR Corp., 5.13%, due 04/15/29 144A	496,346
990,000		Neptune Energy Bondco Plc, 6.63%, due 05/15/25 144A	920,433
1,980,000		Nestle Holdings, Inc., 4.70%, due 01/15/53 144A	1,852,010
1,195,000		Newell Brands, Inc., 6.63%, due 09/15/29	1,171,243
1,850,000		Nexstar Media, Inc., 4.75%, due 11/01/28 144A	1,576,218
1,950,000		Nexstar Media, Inc., 5.63%, due 07/15/27 144A	1,796,686
1,020,000		NMI Holdings, Inc., 7.38%, due 06/01/25 144A	990,859
700,000		Northern Oil and Gas, Inc., 8.13%, due 03/01/28 144A	657,692
400,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22(l) (m)	24
880,000		NortonLifeLock, Inc., 7.13%, due 09/30/30(h) 144A	853,068
160,000	EUR	Novelis Sheet Ingot GmbH, 3.38%, due 04/15/29 144A	124,169
60,000		NRG Energy, Inc., 3.63%, due 02/15/31 144A	46,929
395,000		NTT Finance Corp., 4.37%, due 07/27/27 144A	383,478
1,065,000		NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, due 01/15/33	957,825
280,000		Occidental Petroleum Corp., 4.50%, due 07/15/44	234,603
30,000		Occidental Petroleum Corp., 6.45%, due 09/15/36	30,074
180,000		Occidental Petroleum Corp., 7.20%, due 03/15/29	186,319
1,610,000		OCP SA, 5.13%, due 06/23/51 144A	1,031,068
1,490,000		Olympus Water US Holding Corp., 4.25%, due 10/01/28 144A	1,147,754
225,000		Olympus Water US Holding Corp., 6.25%, due 10/01/29(h) 144A	154,568
1,130,000		Option Care Health, Inc., 4.38%, due 10/31/29 144A	956,986
565,000		Oracle Corp., 3.95%, due 03/25/51	375,783
1,240,000		Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 04/30/31 144A	1,017,829
950,000		Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, due 03/15/30 144A	741,483
390,000		Oversea-Chinese Banking Corp., Ltd., (MTN), 4.25%, due 06/19/24(i)	385,208
160,000		Pactiv LLC, 7.95%, due 12/15/25	148,878
440,000		Pactiv LLC, 8.38%, due 04/15/27	395,745
1,315,000		Papa John's International, Inc., 3.88%, due 09/15/29(h) 144A	1,052,537
580,000	EUR	Paprec Holding SA, 3.50%, due 07/01/28 144A	438,279
630,000		Par Pharmaceutical, Inc., 7.50%, due 04/01/27(l) 144A	499,199
880,000		Park-Ohio Industries, Inc., 6.63%, due 04/15/27	661,663
250,000		Parsley Energy LLC/Parsley Finance Corp., 5.63%, due 10/15/27 144A	257,001
260,000		Pattern Energy Operations, LP/Pattern Energy Operations, Inc., 4.50%, due 08/15/28 144A	225,966
525,000		Paysafe Finance Plc/Paysafe Holdings US Corp., 4.00%, due 06/15/29(h) 144A	367,776
910,000		Penn Virginia Escrow LLC, 9.25%, due 08/15/26 144A	856,538
1,260,000		PerkinElmer, Inc., 2.25%, due 09/15/31	949,246
1,150,000		Petrobras Global Finance BV, 6.85%, due 06/05/15(n)	899,515
1,590,000		Petroleos Mexicanos, 6.70%, due 02/16/32	1,118,009
See accompanying Notes to the Financial Statements.	105

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
7,056,900	MXN	Petroleos Mexicanos, 7.19%, due 09/12/24(i)	317,833
935,000		Phillips 66, 3.30%, due 03/15/52	613,877
470,000		Plains All American Pipeline, LP, 6.13% (3 mo. USD LIBOR + 4.11%)(b) (j)	387,803
280,000		Playtika Holding Corp., 4.25%, due 03/15/29 144A	224,301
105,000	EUR	PLT VII Finance SARL, 4.63%, due 01/05/26 144A	92,569
1,070,000		PM General Purchaser LLC, 9.50%, due 10/01/28 144A	897,093
600,000		Precision Drilling Corp., 6.88%, due 01/15/29 144A	530,874
15,000		Precision Drilling Corp., 7.13%, due 01/15/26 144A	14,091
110,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28 144A	94,049
280,000		Prosperous Ray, Ltd., 4.63%, due 11/12/23(i)	279,780
680,000		Prosus NV, 3.06%, due 07/13/31 144A	467,888
1,815,000		Prosus NV, 4.03%, due 08/03/50 144A	1,014,643
1,440,000		Prosus NV, 4.19%, due 01/19/32 144A	1,058,678
45,000		Prudential Financial, Inc., 5.63% (3 mo. USD LIBOR + 3.92%), due 06/15/43(b)	44,439
870,000		QUALCOMM, Inc., 4.25%, due 05/20/32	822,568
400,000		QVC, Inc., 5.45%, due 08/15/34(h)	247,192
520,000		Rackspace Technology Global, Inc., 3.50%, due 02/15/28(h) 144A	344,510
575,000		Radian Group, Inc., 6.63%, due 03/15/25	561,166
710,000		Radiology Partners, Inc., 9.25%, due 02/01/28 144A	464,287
1,210,000		Range Resources Corp., 4.75%, due 02/15/30(h) 144A	1,051,980
130,000		Range Resources Corp., 5.00%, due 03/15/23	129,748
870,000		Range Resources Corp., 8.25%, due 01/15/29	887,074
120,000		Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, due 01/15/29 144A	86,706
660,000		RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, due 12/01/26 144A	591,644
700,000		Rent-A-Center, Inc, 6.38%, due 02/15/29(h) 144A	547,449
1,165,000		ROBLOX Corp., 3.88%, due 05/01/30 144A	950,413
470,000		Rockies Express Pipeline LLC, 7.50%, due 07/15/38 144A	401,798
210,000		Roller Bearing Co. of America, Inc., 4.38%, due 10/15/29 144A	177,395
1,635,000		Royal Caribbean Cruises, Ltd., 11.63%, due 08/15/27 144A	1,490,916
590,000	GBP	Saga Plc, 5.50%, due 07/15/26(i)	480,474
860,000		Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	816,166
230,000		Sands China, Ltd., 2.80%, due 03/08/27(k)	183,088
200,000		Sands China, Ltd., 3.35%, due 03/08/29(k)	148,853
200,000		Sands China, Ltd., 5.63%, due 08/08/25(k)	181,504
240,000		Sands China, Ltd., 5.90%, due 08/08/28(k)	202,261
420,000		Sasol Financing USA LLC, 5.50%, due 03/18/31(h)	317,780
815,000		Saudi Arabian Oil Co., 3.25%, due 11/24/50 144A	548,721
1,225,000		Scientific Games International, Inc., 7.00%, due 05/15/28 144A	1,157,503
1,050,000		Scientific Games International, Inc., 8.63%, due 07/01/25 144A	1,076,271
310,000	EUR	SCIL IV LLC/SCIL USA Holdings LLC, 4.38%, due 11/01/26 144A	243,526
750,000		SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/01/26 144A	580,320
340,000		Seagate HDD Cayman, 4.09%, due 06/01/29	273,443
321,000		Seagate HDD Cayman, 4.88%, due 06/01/27	290,155
545,000		Sempra Energy, 3.70%, due 04/01/29	487,394
905,000		SEPLAT Energy Plc, 7.75%, due 04/01/26 144A	744,598
480,000		Service Properties Trust REIT, 5.50%, due 12/15/27	390,489
400,000		Service Properties Trust REIT, 7.50%, due 09/15/25	374,500
106	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
620,000		Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, due 03/01/29 144A	508,251
1,140,000		Sinclair Television Group, Inc., 4.13%, due 12/01/30 144A	859,674
1,115,000		Societe Generale SA, 2.89% (1 yr. CMT + 1.30%), due 06/09/32(b) 144A	816,106
1,095,000		Societe Generale SA, 3.63%, due 03/01/41(m)	653,377
805,000		Societe Generale SA, 4.03% (1 yr. CMT + 1.90%), due 01/21/43(b) 144A	500,022
1,565,000		Societe Generale SA, 7.38% (5 yr. USD swap + 4.30%)(b) (h) (j) 144A	1,426,662
920,000		Southwestern Energy Co., 4.75%, due 02/01/32	773,076
2,600,000		Southwestern Energy Co., 7.75%, due 10/01/27(h)	2,648,332
670,000		Southwestern Energy Co., 8.38%, due 09/15/28	695,375
556,000		Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, due 09/20/25 144A	559,970
1,170,000		SRM Escrow Issuer LLC, 6.00%, due 11/01/28 144A	953,281
2,135,000		Standard Chartered Plc, 4.30% (5 yr. CMT + 3.14%)(b) (h) (j) 144A	1,388,390
1,500,000		Starwood Property Trust, Inc. REIT, 3.63%, due 07/15/26 144A	1,278,308
1,550,000		Starwood Property Trust, Inc. REIT, 4.38%, due 01/15/27 144A	1,323,777
1,965,000		Stellantis Finance US, Inc., 5.63%, due 01/12/28 144A	1,895,823
1,300,000		StoneMor, Inc., 8.50%, due 05/15/29 144A	1,099,300
680,000		StoneX Group, Inc., 8.63%, due 06/15/25 144A	688,225
1,305,000		Strathcona Resources, Ltd., 6.88%, due 08/01/26 144A	1,108,921
240,000		Suburban Propane Partners, LP/Suburban Energy Finance Corp., 5.00%, due 06/01/31 144A	197,286
100,000		Summit Materials LLC/Summit Materials Finance Corp., 5.25%, due 01/15/29 144A	88,125
400,000		Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, due 10/15/26 144A	376,088
1,083,000		Sunnova Energy Corp., 5.88%, due 09/01/26(h) 144A	969,055
940,000		Suzano Austria GmbH, 3.13%, due 01/15/32	677,900
1,190,000		Suzano Austria GmbH, 7.00%, due 03/16/47(i)	1,084,685
360,000		Swire Pacific MTN Financing, Ltd., (MTN), 4.50%, due 10/09/23(i)	359,466
400,000		Switch, Ltd., 3.75%, due 09/15/28 144A	397,946
280,000		Switch, Ltd., 4.13%, due 06/15/29 144A	277,717
1,185,000		Synchrony Financial, 4.88%, due 06/13/25	1,144,538
330,000		Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	281,361
835,000		Tap Rock Resources LLC, 7.00%, due 10/01/26 144A	764,868
45,000		Targa Resources Corp., 5.20%, due 07/01/27	43,357
810,000		Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 4.88%, due 02/01/31	697,945
1,190,000		Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 6.50%, due 07/15/27	1,178,847
620,000		Teck Resources, Ltd., 5.40%, due 02/01/43	504,182
60,000		Teck Resources, Ltd., 6.00%, due 08/15/40	53,052
200,000		Telefonica Emisiones SA, 5.21%, due 03/08/47	152,661
940,000		Tennessee Gas Pipeline Co. LLC, 2.90%, due 03/01/30 144A	770,798
1,690,000		Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36	1,395,728
635,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 6.00%, due 01/31/25	609,074
620,000		Teva Pharmaceutical Finance Netherlands III BV, 4.75%, due 05/09/27	527,347
300,000		Time Warner Cable LLC, 6.75%, due 06/15/39	268,869
750,000		Titan International, Inc., 7.00%, due 04/30/28	682,035
270,000		TKC Holdings, Inc., 6.88%, due 05/15/28 144A	218,608
2,210,000		T-Mobile USA, Inc., 3.50%, due 04/15/31	1,860,643
See accompanying Notes to the Financial Statements.	107

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
415,000	T-Mobile USA, Inc., 4.38%, due 04/15/40	338,971
1,860,000	T-Mobile USA, Inc., 5.65%, due 01/15/53	1,761,477
440,000	TopBuild Corp., 3.63%, due 03/15/29 144A	348,291
1,150,000	TransAlta Corp., 6.50%, due 03/15/40	1,056,227
480,000	Transcontinental Gas Pipe Line Co. LLC, 3.25%, due 05/15/30	406,441
240,000	TransDigm, Inc., 5.50%, due 11/15/27	209,272
250,000	TransDigm, Inc., 7.50%, due 03/15/27	238,300
420,000	TransDigm, Inc., 8.00%, due 12/15/25 144A	426,611
340,000	Transportadora de Gas del Sur SA, 6.75%, due 05/02/25 144A	292,279
880,000	Triumph Group, Inc., 7.75%, due 08/15/25(h)	673,493
140,000	Triumph Group, Inc., 8.88%, due 06/01/24 144A	138,452
490,000	Turk Telekomunikasyon AS, 6.88%, due 02/28/25 144A	431,112
580,000	Tutor Perini Corp., 6.88%, due 05/01/25(h) 144A	434,406
460,000	Twitter, Inc., 3.88%, due 12/15/27(h) 144A	432,340
1,600,000	UBS Group AG, 4.75% (1 yr. CMT + 1.75%), due 05/12/28(b) 144A	1,503,915
1,960,000	UBS Group AG, 4.99% (1 yr. CMT + 2.40%), due 08/05/33(b) 144A	1,764,006
920,000	UBS Group AG, 7.00% (5 yr. USD swap + 4.34%)(b) (j) 144A	872,804
990,000	UniCredit SpA, 5.46% (5 yr. CMT + 4.75%), due 06/30/35(b) 144A	737,279
555,000	UniCredit SpA, 7.30% (5 yr. USD ICE swap + 4.91%), due 04/02/34(b) 144A	471,713
148,750	Uniquify, Inc., 6.00%, due 06/15/24 144A	144,634
63,680	United Airlines Pass Through Trust, 4.88%, due 07/15/27	59,560
100,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	89,424
430,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	356,887
680,000	United Rentals North America, Inc., 5.25%, due 01/15/30	616,379
2,330,000	United Rentals North America, Inc., 5.50%, due 05/15/27	2,256,605
490,000	US Renal Care, Inc., 10.63%, due 07/15/27 144A	228,368
290,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	205,263
540,000	Vale Overseas, Ltd., 6.88%, due 11/10/39	508,234
500,000	Venture Global Calcasieu Pass LLC, 3.88%, due 11/01/33 144A	389,718
450,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	374,229
420,000	Vericast Corp., 11.00%, due 09/15/26 144A	414,225
490,000	Verizon Communications, Inc., 2.85%, due 09/03/41	328,084
580,000	Verizon Communications, Inc., 3.40%, due 03/22/41	424,860
130,000	Verizon Communications, Inc., 3.55%, due 03/22/51	91,699
100,000	Verizon Communications, Inc., 3.70%, due 03/22/61	68,096
2,505,000	Vertiv Group Corp., 4.13%, due 11/15/28 144A	2,020,320
220,000	Viavi Solutions, Inc., 3.75%, due 10/01/29 144A	176,317
300,000	Viking Ocean Cruises Ship VII, Ltd., 5.63%, due 02/15/29 144A	233,831
830,000	Viper Energy Partners, LP, 5.38%, due 11/01/27 144A	766,398
300,000	Virgin Media Secured Finance Plc, 5.50%, due 05/15/29 144A	257,563
190,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.38%, due 02/01/30 144A	155,795
450,000	Vmed O2 UK Financing I Plc, 4.75%, due 07/15/31 144A	348,273
410,000	VOC Escrow, Ltd., 5.00%, due 02/15/28 144A	334,326
730,000	VTR Comunicaciones SpA, 5.13%, due 01/15/28 144A	494,236
1,020,000	Warnermedia Holdings, Inc., 3.76%, due 03/15/27 144A	913,867
315,000	Waste Connections, Inc., 2.95%, due 01/15/52	204,711
350,000	WEA Finance LLC/Westfield UK & Europe Finance Plc REIT, 4.75%, due 09/17/44 144A	243,295
1,955,000	Wells Fargo & Co., (MTN), 3.91% (SOFR + 1.32%), due 04/25/26(b)	1,869,903
108	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
310,000	Wells Fargo & Co., (MTN), 5.01% (SOFR + 4.50%), due 04/04/51(b)	268,414
837,000	Wendy's International LLC, 7.00%, due 12/15/25	842,152
620,000	Western Midstream Operating, LP, 3.35%, due 02/01/25(k)	578,751
470,000	Western Midstream Operating, LP, 5.30%, due 03/01/48	387,546
1,035,000	Western Midstream Operating, LP, 5.45%, due 04/01/44	850,482
60,000	Williams Cos., Inc. (The), 8.75%, due 03/15/32	69,949
750,000	WW International, Inc., 4.50%, due 04/15/29(h) 144A	393,406
220,000	Wynn Macau, Ltd., 4.88%, due 10/01/24(h) 144A	177,100
620,000	Wynn Macau, Ltd., 5.13%, due 12/15/29 144A	404,296
200,000	Wynn Macau, Ltd., 5.50%, due 01/15/26 144A	151,984
370,000	Wynn Macau, Ltd., 5.63%, due 08/26/28 144A	247,182
500,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, due 04/15/25 144A	488,954
1,500,000	XPO CNW, Inc., 6.70%, due 05/01/34	1,395,982
180,000	Yamana Gold, Inc., 4.63%, due 12/15/27	164,183
460,000	YPF SA, 6.95%, due 07/21/27 144A	269,958
860,000	YPF SA, 8.50%, due 07/28/25 144A	608,742
414,050	YPF SA, 9.00%, due 02/12/26(k) 144A	348,976
85,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	74,472
520,000	ZF North America Capital, Inc., 4.75%, due 04/29/25 144A	473,853
900,000	Ziff Davis, Inc., 4.63%, due 10/15/30(h) 144A	739,944
240,000	ZipRecruiter, Inc., 5.00%, due 01/15/30 144A	194,268
400,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, due 02/01/29 144A	327,248
		352,471,720
	Mortgage Backed Securities - Private Issuers — 4.9%
355,000	BANK, Series 2020-BN25, Class AS, 2.84%, due 01/15/63	287,582
280,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	243,909
922,000	BBCCRE Trust, Series 2015-GTP, Class F, 4.71%, due 08/10/33(d) 144A	766,394
345,000	BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%, due 02/15/53	281,187
390,000	BBCMS Trust, Series 2018-CBM, Class D, 5.21% (1 mo. USD LIBOR + 2.39%), due 07/15/37(b) 144A	373,425
250,000	Benchmark Mortgage Trust, Series 2020-B16, Class AM, 2.94%, due 02/15/53(d)	205,539
1,000,000	BHMS, Series 2018-MZB, Class MZB, 9.45% (1 mo. USD LIBOR + 6.64%), due 07/15/25(b) 144A	969,667
860,000	BIG Commercial Mortgage Trust, Series 2022-BIG, Class F, 8.28% (1 mo. TSFR + 5.44%), due 02/15/39(b) 144A	806,740
324,400	BRAVO Residential Funding Trust CMO, Series 2022-NQM2, Class A3, 5.24%, due 11/25/61(d) 144A	316,599
262,592	BRAVO Residential Funding Trust CMO, Series 2022-NQM3, Class A3, 5.50%, due 07/25/62(d) 144A	253,658
590,000	BX Commercial Mortgage Trust, Series 2019-IMC, Class E, 4.97% (1 mo. USD LIBOR + 2.15%), due 04/15/34(b) 144A	557,576
690,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 5.67% (1 mo. USD LIBOR + 2.85%), due 09/15/36(b) 144A	634,320
476,066	BX Commercial Mortgage Trust, Series 2021-XL2, Class J, 6.71% (1 mo. USD LIBOR + 3.89%), due 10/15/38(b) 144A	440,098
896,472	BX Commercial Mortgage Trust, Series 2022-LP2, Class G, 7.03% (1 mo. TSFR + 4.11%), due 02/15/39(b) 144A	825,253
950,000	BX Trust, Series 2018-BILT, Class B, 3.84% (1 mo. USD LIBOR + 1.02%), due 05/15/30(b) 144A	908,650
See accompanying Notes to the Financial Statements.	109

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
880,000	BX Trust, Series 2021-SDMF, Class F, 4.76% (1 mo. USD LIBOR + 1.94%), due 09/15/34(b) 144A	789,903
830,000	BX Trust, Series 2022-LBA6, Class D, 4.85% (1 mo. TSFR + 2.00%), due 01/15/39(b) 144A	785,152
227,717	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.25%, due 12/15/47(d) 144A	223,823
425,000	CFK Trust, Series 2020-MF2, Class F, 3.57%, due 03/15/39(d) 144A	333,969
300,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class A, 3.77% (1 mo. USD LIBOR + 0.95%), due 11/15/36(b) 144A	291,299
305,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.92%, due 10/15/45 144A	284,946
102,995	Credit Suisse Commercial Mortgage, Series 2018-TOP, Class F, 5.57% (1 mo. USD LIBOR + 2.75%), due 08/15/35(b) 144A	101,658
1,060,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class F, 5.47% (1 mo. USD LIBOR + 2.65%), due 05/15/36(b) 144A	1,017,435
737,485	Credit Suisse Mortgage Trust, Series 2019-RIO, Class B, 9.82% (1 mo. USD LIBOR + 7.00%), due 12/15/22(b) (m)	729,981
300,000	Credit Suisse Mortgage Trust, Series 2019-UVIL, Class A, 3.16%, due 12/15/41 144A	249,009
1,050,000	Credit Suisse Mortgage Trust, Series 2020-TMIC, Class A, 5.82% (1 mo. USD LIBOR + 3.00%), due 12/15/35(b) 144A	1,046,199
450,000	Credit Suisse Mortgage Trust LLC, Series 2014-USA, Class F, 4.37%, due 09/15/37 144A	310,358
770,000	ELP Commercial Mortgage Trust, Series 2021-ELP, Class D, 4.34% (1 mo. USD LIBOR + 1.52%), due 11/15/38(b) 144A	725,731
487,003	Extended Stay America Trust, Series 2021-ESH, Class F, 6.52% (1 mo. USD LIBOR + 3.70%), due 07/15/38(b) 144A	461,992
135,307	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2017-1, Class M1, 4.00%, due 01/25/56(d) 144A	133,130
404,823	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2017-2, Class M1, 4.00%, due 08/25/56(d) 144A	394,758
556,370	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2017-3, Class M1, 4.00%, due 07/25/56144A (d)	544,980
415,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-3, Class M, 4.75%, due 08/25/57(d) 144A	358,388
280,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-1, Class M, 4.75%, due 07/25/58(d) 144A	247,532
790,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-3, Class M, 4.75%, due 10/25/58144A (d)	705,197
560,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-4, Class M, 4.50%, due 02/25/59(d) 144A	475,916
370,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-1, Class M, 4.25%, due 08/25/59(d) 144A	309,202
640,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-2, Class M, 4.25%, due 11/25/59(d) 144A	548,881
590,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-3, Class M, 4.25%, due 05/25/60(d) 144A	551,608
183,506	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2015-HQ1, Class B, 13.83% (1 mo. USD LIBOR + 10.75%), due 03/25/25(b)	183,393
605,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2017-HRP1, Class B1, 7.68% (1 mo. USD LIBOR + 4.60%), due 12/25/42(b)	595,906
209,639	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2017-SPI1, Class B, 4.12%, due 09/25/47(d) 144A	181,263
1,580,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2020-DNA1, Class B1, 5.38% (1 mo. USD LIBOR + 2.30%), due 01/25/50(b) 144A	1,450,911
110	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
142,589	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2020-DNA2, Class M2, 4.93% (1 mo. USD LIBOR + 1.85%), due 02/25/50(b) 144A	140,475
1,191,333	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2020-DNA3, Class B1, 8.18% (1 mo. USD LIBOR + 5.10%), due 06/25/50(b) 144A	1,205,579
830,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2020-DNA5, Class B1, 7.08% (SOFR 30-day average + 4.80%), due 10/25/50(b) 144A	837,834
1,060,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2020-DNA6, Class B1, 5.28% (SOFR 30-day average + 3.00%), due 12/25/50(b) 144A	983,327
970,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2021-DNA1, Class B2, 7.03% (SOFR 30-day average + 4.75%), due 01/25/51(b) 144A	738,073
910,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2021-DNA2, Class B1, 5.68% (SOFR 30-day average + 3.40%), due 08/25/33(b) 144A	822,584
380,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2021-DNA3, Class B1, 5.78% (SOFR 30-day average + 3.50%), due 10/25/33(b) 144A	351,438
910,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2021-DNA5, Class B1, 5.33% (SOFR 30-day average + 3.05%), due 01/25/34(b) 144A	810,695
400,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2021-DNA6, Class M2, 3.78% (SOFR 30-day average + 1.50%), due 10/25/41(b) 144A	363,891
930,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2021-DNA7, Class B1, 5.93% (SOFR 30-day average + 3.65%), due 11/25/41(b) 144A	822,552
1,090,000	FHLMC Structured Agency Credit Risk REMIC Trust CMO , Series 2022-DNA3, Class M1B, 5.18% (SOFR 30-day average + 2.90%), due 04/25/42(b) 144A	1,031,367
328,525	FHLMC Structured Asset Mortgage Investments II Trust CMO, Series 2005-AR2, Class 2A2, 3.64% (1 mo. USD LIBOR + 0.56%), due 05/25/45(b)	244,561
484,814	FNMA Connecticut Avenue Securities CMO, Series 2014-C04, Class 1M2, 7.98% (1 mo. USD LIBOR + 4.90%), due 11/25/24144A (b)	501,357
440,000	FNMA Connecticut Avenue Securities CMO, Series 2017-C07, Class 1B1, 7.08% (1 mo. USD LIBOR + 4.00%), due 05/25/30144A (b)	446,335
610,000	FNMA Connecticut Avenue Securities CMO, Series 2018-C01, Class 1B1, 6.63% (1 mo. USD LIBOR + 3.55%), due 07/25/30144A (b)	609,014
1,210,000	FNMA Connecticut Avenue Securities CMO, Series 2018-C05, Class 1B1, 7.33% (1 mo. USD LIBOR + 4.25%), due 01/25/31144A (b)	1,230,038
492,500	FNMA Connecticut Avenue Securities CMO, Series 2018-C06, Class 1B1, 6.83% (1 mo. USD LIBOR + 3.75%), due 03/25/31144A (b)	488,031
404,910	FNMA Connecticut Avenue Securities CMO, Series 2018-C06, Class 1M2, 5.08% (1 mo. USD LIBOR + 2.00%), due 03/25/31144A (b)	400,765
610,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2018-R07, Class 1B1, 7.43% (1 mo. USD LIBOR + 4.35%), due 04/25/31(b) 144A	612,103
680,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2019-R07, Class 1B1, 6.48% (1 mo. USD LIBOR + 3.40%), due 10/25/39(b) 144A	654,128
170,041	FNMA Connecticut Avenue Securities Trust CMO, Series 2020-R01, Class 1M2, 5.13% (1 mo. USD LIBOR + 2.05%), due 01/25/40(b) 144A	167,681
780,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2021-R01, Class 1B1, 5.38% (SOFR 30-day average + 3.10%), due 10/25/41(b) 144A	709,353
800,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2021-R03, Class 1B1, 5.03% (SOFR 30-day average + 2.75%), due 12/25/41(b) 144A	680,542
510,000	GS Mortgage Securities Corp. Trust, Series 2018-LUAU, Class G, 7.27% (1 mo. USD LIBOR + 4.45%), due 11/15/32(b) 144A	473,069
570,000	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 3.92% (1 mo. USD LIBOR + 1.10%), due 12/15/36(b) 144A	559,153
265,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.30%, due 08/10/44(d) 144A	116,649
280,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.84%, due 06/10/47(d) 144A	250,189
163,991	HarborView Mortgage Loan Trust CMO, Series 2005-9, Class 2A1C, 3.89% (1 mo. USD LIBOR + 0.90%), due 06/20/35(b)	150,269
See accompanying Notes to the Financial Statements.	111

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,390,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M, 11.33% (1 mo. USD LIBOR + 8.51%), due 06/15/35(b) 144A	1,391
1,210,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFL, 5.78% (1 mo. USD LIBOR + 3.15%), due 07/05/33(b) 144A	1,164,253
530,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 5.67% (1 mo. USD LIBOR + 2.60%), due 09/15/29(b) 144A	502,347
800,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class F, 6.47% (1 mo. USD LIBOR + 3.40%), due 09/15/29(b) 144A	758,851
800,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class F, 5.67% (1 mo. USD LIBOR + 2.85%), due 12/15/36(b) 144A	612,911
760,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class GFX, 4.84%, due 01/16/37(d) 144A	615,264
810,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class F, 7.08% (1 mo. USD LIBOR + 4.27%), due 11/15/38(b) 144A	734,418
960,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class D, 5.01% (1 mo. TSFR + 2.17%), due 04/15/37(b) 144A	896,170
625,480	KIND Trust, Series 2021-KIND, Class D, 5.12% (1 mo. USD LIBOR + 2.30%), due 08/15/38(b) 144A	580,753
181,142	Legacy Mortgage Asset Trust CMO, Series 2020-GS5, Class A1, 3.25%, due 06/25/60(k) 144A	177,006
535,000	Med Trust, Series 2021-MDLN, Class C, 4.62% (1 mo. USD LIBOR + 1.80%), due 11/15/38(b) 144A	510,925
580,000	Med Trust, Series 2021-MDLN, Class E, 5.97% (1 mo. USD LIBOR + 3.15%), due 11/15/38(b) 144A	548,189
590,000	MHC Trust, Series 2021-MHC2, Class E, 4.77% (1 mo. USD LIBOR + 1.95%), due 05/15/38(b) 144A	556,149
320,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.42%, due 07/11/40(d) 144A	284,196
364,449	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, due 10/15/30 144A	349,353
478,019	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 6.33% (1 mo. USD LIBOR + 3.25%), due 10/25/49(b) 144A	454,623
460,000	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 6.83% (1 mo. USD LIBOR + 3.75%), due 03/25/50(b) 144A	431,555
320,000	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 4.32% (1 mo. USD LIBOR + 1.50%), due 07/15/36(b) 144A	315,080
407,024	New Residential Mortgage Loan Trust CMO, Series 2017-5A, Class B4, 3.30%, due 06/25/57(d) 144A	387,299
685,374	OPG Trust, Series 2021-PORT, Class D, 3.95% (1 mo. USD LIBOR + 1.13%), due 10/15/36(b) 144A	626,837
80,116	PMT Credit Risk Transfer Trust CMO, Series 2019-3R, Class A, 5.81% (1 mo. USD LIBOR + 2.70%), due 10/27/22(b) 144A	77,309
500,000	Radnor RE, Ltd. CMO, Series 2020-1, Class M1C, 4.83% (1 mo. USD LIBOR + 1.75%), due 01/25/30(b) 144A	475,573
230,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, 5.57% (1 mo. USD LIBOR + 2.75%), due 11/15/27(b) (f) (m)	117,641
900,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 6.32% (1 mo. USD LIBOR + 3.50%), due 11/15/27(b) (f) (m)	260,262
766,336	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 6.12% (1 mo. USD LIBOR + 3.48%), due 11/11/34(b) 144A	720,853
761,476	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class F, 6.90% (1 mo. USD LIBOR + 4.25%), due 11/11/34(b) 144A	716,280
940,000	Towd Point Mortgage Trust CMO, Series 2017-5, Class B1, 3.28% (1 mo. USD LIBOR + 1.80%), due 02/25/57(b) 144A	915,379
112	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Mortgage Backed Securities - Private Issuers — continued
590,000		Towd Point Mortgage Trust CMO, Series 2019-4, Class B1B, 3.50%, due 10/25/59(d) 144A	442,510
264,352		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2005-AR1, Class A1B, 3.86% (1 mo. USD LIBOR + 0.78%), due 01/25/45(b)	245,477
519,731		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2005-AR6, Class 2A1A, 3.54% (1 mo. USD LIBOR + 0.46%), due 04/25/45(b)	500,701
353,546		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2006-AR16, Class 2A2, 2.43%, due 12/25/36(d)	313,577
256,862		Wells Fargo Mortgage Backed Securities Trust CMO, Series 2006-AR5, Class 2A1, 2.76%, due 04/25/36(d)	243,794
			53,841,095
		Mortgage Backed Securities - U.S. Government Agency Obligations — 0.1%
60,000		FNMA, Pool # BL5547, 2.68%, due 01/01/35	49,423
128,355		FNMA, Pool # BM6224, 2.79%, due 01/01/35(d)	109,840
251,412		UMBS, Pool # BM5520, 3.50%, due 02/01/47	230,755
			390,018
		Sovereign Debt Obligations — 28.9%
940,000		Abu Dhabi Government International Bond, 3.13%, due 09/30/49 144A	664,909
240,000		Angolan Government International Bond, 8.75%, due 04/14/32 144A	178,596
5,505		Argentine Republic Government International Bond, 1.00%, due 07/09/29	1,066
327,438		Argentine Republic Government International Bond, 5.00%, due 07/09/46(k)	62,738
1,425,000		Bahrain Government International Bond (MTN), 5.63%, due 05/18/34(i)	1,119,762
1,130,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.30%, due 10/01/28(i)	916,388
655,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.80%, due 10/01/33(i) 144A	481,403
1,205,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	1,150,858
1,115,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.70%, due 09/01/30(i)	1,018,493
1,825,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 10/01/28(i) 144A	1,733,647
115,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	102,591
375,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/43	358,025
20,349,000	BRL	Brazil Letras do Tesouro Nacional, 0.00%, due 07/01/23(g)	3,425,939
30,965,000	BRL	Brazil Letras do Tesouro Nacional, 0.00%, due 01/01/24(g)	4,928,949
6,227,000	BRL	Brazil Letras do Tesouro Nacional, 0.00%, due 07/01/24(g)	944,478
8,519,000	BRL	Brazil Letras do Tesouro Nacional, 0.00%, due 07/01/25(g)	1,169,442
140,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 24.76%, due 05/15/35	104,816
202,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 24.76%, due 08/15/50	152,237
214,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 24.86%, due 05/15/45	160,671
13,168,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/23	2,409,788
19,056,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/25	3,418,179
43,683,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/27	7,610,451
52,992,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/29	9,013,606
57,691,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/31	9,636,962
1,000,000		Brazilian Government International Bond, 4.63%, due 01/13/28	930,165
1,760,000		Brazilian Government International Bond, 4.75%, due 01/14/50	1,203,611
90,000	EUR	Bundesrepublik Deutschland Bundesanleihe, 0.01%, due 08/15/26(i)	82,288
14,260,000	CNY	China Government Bond, 1.99%, due 04/09/25	1,995,863
11,780,000	CNY	China Government Bond, 2.68%, due 05/21/30	1,653,486
16,020,000	CNY	China Government Bond, 2.75%, due 02/17/32	2,243,318
510,000	CNY	China Government Bond, 2.76%, due 05/15/32	71,686
See accompanying Notes to the Financial Statements.	113

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
7,320,000	CNY	China Government Bond, 2.85%, due 06/04/27	1,046,503
12,590,000	CNY	China Government Bond, 3.02%, due 10/22/25	1,811,604
22,460,000	CNY	China Government Bond, 3.02%, due 05/27/31	3,214,277
8,120,000	CNY	China Government Bond, 3.13%, due 11/21/29	1,177,547
10,530,000	CNY	China Government Bond, 3.25%, due 11/22/28	1,537,747
6,090,000	CNY	China Government Bond, 3.27%, due 11/19/30	893,504
4,920,000	CNY	China Government Bond, 3.29%, due 05/23/29	722,007
1,240,000	CNY	China Government Bond, 3.72%, due 04/12/51	190,751
6,950,000	CNY	China Government Bond, 3.81%, due 09/14/50	1,083,192
270,000		Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, due 06/01/27(i)	235,745
1,770,000		Colombia Government International Bond, 4.13%, due 05/15/51	954,769
1,065,000		Colombia Government International Bond, 4.50%, due 03/15/29	877,240
3,012,700,000	COP	Colombian TES, 5.75%, due 11/03/27	495,646
27,482,700,000	COP	Colombian TES, 6.00%, due 04/28/28	4,468,081
6,852,200,000	COP	Colombian TES, 6.25%, due 11/26/25	1,270,905
12,635,500,000	COP	Colombian TES, 6.25%, due 07/09/36	1,610,281
2,320,200,000	COP	Colombian TES, 7.00%, due 03/26/31	359,433
1,517,200,000	COP	Colombian TES, 7.00%, due 03/26/31	235,037
30,338,700,000	COP	Colombian TES, 7.00%, due 06/30/32	4,542,331
13,094,300,000	COP	Colombian TES, 7.25%, due 10/18/34	1,912,318
6,650,400,000	COP	Colombian TES, 7.25%, due 10/26/50	839,525
19,911,700,000	COP	Colombian TES, 7.50%, due 08/26/26	3,710,849
16,857,600,000	COP	Colombian TES, 7.75%, due 09/18/30	2,786,026
1,500,100,000	COP	Colombian TES, 9.25%, due 05/28/42	242,168
20,503,900,000	COP	Colombian TES, 10.00%, due 07/24/24	4,343,620
4,440,000	CZK	Czech Republic Government Bond, 0.00%, due 12/12/24(g)	156,928
9,720,000	CZK	Czech Republic Government Bond, 0.25%, due 02/10/27	310,788
29,900,000	CZK	Czech Republic Government Bond, 0.95%, due 05/15/30(i)	872,461
15,220,000	CZK	Czech Republic Government Bond, 1.00%, due 06/26/26(i)	517,983
12,320,000	CZK	Czech Republic Government Bond, 1.20%, due 03/13/31	356,555
20,910,000	CZK	Czech Republic Government Bond, 1.25%, due 02/14/25	749,023
12,910,000	CZK	Czech Republic Government Bond, 1.75%, due 06/23/32	379,086
33,120,000	CZK	Czech Republic Government Bond, 2.00%, due 10/13/33	967,958
4,270,000	CZK	Czech Republic Government Bond, 2.40%, due 09/17/25(i)	155,767
4,900,000	CZK	Czech Republic Government Bond, 2.50%, due 08/25/28(i)	167,764
24,930,000	CZK	Czech Republic Government Bond, 2.75%, due 07/23/29	849,541
3,220,000	CZK	Czech Republic Government Bond, 4.20%, due 12/04/36(i)	114,530
8,840,000	CZK	Czech Republic Government Bond, 5.70%, due 05/25/24(i)	351,070
4,340,000	CZK	Czech Republic Government Bond, 6.00%, due 02/26/26	175,066
350,000		Dominican Republic International Bond, 5.50%, due 02/22/29 144A	302,574
510,000		Dominican Republic International Bond, 5.50%, due 02/22/29(i)	440,893
1,005,000		Dominican Republic International Bond, 6.00%, due 07/19/28 144A	915,574
2,290,000		Dominican Republic International Bond, 6.00%, due 02/22/33 144A	1,869,571
7,061,000	EGP	Egypt Government Bond, 14.66%, due 10/06/30	304,895
6,937,000	EGP	Egypt Government Bond, 14.82%, due 07/06/31	300,953
117,080,000	MXN	European Investment Bank, (MTN), 5.50%, due 01/23/23	5,675,389
5,140,000	ZAR	European Investment Bank, (MTN), 8.50%, due 09/17/24(i)	287,352
490,000		Gabon Government International Bond, 7.00%, due 11/24/31 144A	324,571
1,160,000		Ghana Government International Bond, 7.63%, due 05/16/29 144A	446,600
114	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
200,000		Ghana Government International Bond, 8.13%, due 03/26/32 144A	75,722
161,890,000	HUF	Hungary Government Bond, 1.00%, due 11/26/25	273,548
121,750,000	HUF	Hungary Government Bond, 1.50%, due 04/22/26	203,855
82,840,000	HUF	Hungary Government Bond, 1.50%, due 08/26/26	135,573
103,180,000	HUF	Hungary Government Bond, 2.50%, due 10/24/24	196,324
262,400,000	HUF	Hungary Government Bond, 2.75%, due 12/22/26	445,765
266,700,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	446,617
205,360,000	HUF	Hungary Government Bond, 3.00%, due 08/21/30	305,387
152,850,000	HUF	Hungary Government Bond, 4.00%, due 04/28/51	166,896
163,750,000	HUF	Hungary Government Bond, 5.50%, due 06/24/25	321,328
174,190,000	HUF	Hungary Government Bond, 6.75%, due 10/22/28	344,356
985,000		Hungary Government International Bond, 5.50%, due 06/16/34 144A	834,843
1,530,000		Indonesia Government International Bond, 3.50%, due 01/11/28	1,393,129
1,800,000		Indonesia Government International Bond, 3.55%, due 03/31/32	1,565,185
5,936,000,000	IDR	Indonesia Treasury Bond, 5.50%, due 04/15/26	374,914
7,852,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	491,828
21,081,000,000	IDR	Indonesia Treasury Bond, 6.25%, due 06/15/36	1,247,347
42,237,000,000	IDR	Indonesia Treasury Bond, 6.38%, due 04/15/32	2,585,271
10,000,000,000	IDR	Indonesia Treasury Bond, 6.50%, due 06/15/25	651,768
18,728,000,000	IDR	Indonesia Treasury Bond, 6.50%, due 02/15/31	1,165,545
10,023,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	617,500
12,152,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	798,445
24,257,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 09/15/30	1,563,471
4,546,000,000	IDR	Indonesia Treasury Bond, 7.38%, due 05/15/48	297,255
25,799,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 08/15/32	1,703,302
72,006,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 05/15/38	4,755,257
61,976,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 04/15/40	4,091,983
23,542,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/29	1,622,933
2,658,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 06/15/32	184,191
30,556,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/36	2,112,623
2,683,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	181,501
24,937,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	1,720,837
73,023,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	5,097,104
50,810,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 04/15/39	3,586,914
25,272,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	1,790,375
8,328,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	594,262
6,017,000,000	IDR	Indonesia Treasury Bond, 9.50%, due 07/15/31	447,872
5,494,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	430,684
22,300,000,000	IDR	Inter-American Development Bank, (MTN), 7.88%, due 03/14/23	1,472,437
840,000		Israel Government International Bond, 3.88%, due 07/03/50	680,051
170,000	EUR	Ivory Coast Government International Bond, 4.88%, due 01/30/32 144A	112,124
194,353		Ivory Coast Government International Bond, 5.75%, due 12/31/32(i) (k)	166,687
740,000		Ivory Coast Government International Bond, 6.13%, due 06/15/33(i)	566,100
820,000		Jordan Government International Bond, 7.75%, due 01/15/28 144A	776,950
510,000		Kazakhstan Government International Bond, (MTN), 5.13%, due 07/21/25(i)	522,036
18,475,000	MYR	Malaysia Government Bond, 2.63%, due 04/15/31	3,454,085
8,437,000	MYR	Malaysia Government Bond, 3.50%, due 05/31/27	1,776,011
2,231,000	MYR	Malaysia Government Bond, 3.58%, due 07/15/32	448,092
19,983,000	MYR	Malaysia Government Bond, 3.73%, due 06/15/28	4,180,600
See accompanying Notes to the Financial Statements.	115

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
1,022,000	MYR	Malaysia Government Bond, 3.76%, due 05/22/40	190,874
7,355,000	MYR	Malaysia Government Bond, 3.80%, due 08/17/23	1,595,703
6,029,000	MYR	Malaysia Government Bond, 3.83%, due 07/05/34	1,196,415
2,226,000	MYR	Malaysia Government Bond, 3.84%, due 04/15/33	450,023
13,227,000	MYR	Malaysia Government Bond, 3.88%, due 03/14/25	2,859,513
661,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	141,632
11,843,000	MYR	Malaysia Government Bond, 3.89%, due 08/15/29	2,481,395
13,201,000	MYR	Malaysia Government Bond, 3.90%, due 11/30/26	2,833,214
6,454,000	MYR	Malaysia Government Bond, 3.90%, due 11/16/27	1,379,315
13,930,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	3,010,263
6,292,000	MYR	Malaysia Government Bond, 4.06%, due 09/30/24	1,369,019
624,000	MYR	Malaysia Government Bond, 4.13%, due 04/15/32	129,802
953,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	207,340
1,205,000	MYR	Malaysia Government Bond, 4.23%, due 06/30/31	254,432
10,249,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	2,239,551
4,041,000	MYR	Malaysia Government Bond, 4.50%, due 04/15/30	876,325
1,597,000	MYR	Malaysia Government Bond, 4.74%, due 03/15/46	332,826
2,852,000	MYR	Malaysia Government Bond, 4.76%, due 04/07/37	619,671
2,733,000	MYR	Malaysia Government Bond, 4.89%, due 06/08/38	593,053
54,456,000	MXN	Mexican Bonos, 5.00%, due 03/06/25	2,407,669
7,390,100	MXN	Mexican Bonos, 5.50%, due 03/04/27	311,498
56,189,300	MXN	Mexican Bonos, 5.75%, due 03/05/26	2,454,948
69,699,300	MXN	Mexican Bonos, 6.75%, due 03/09/23	3,414,217
98,046,800	MXN	Mexican Bonos, 7.50%, due 06/03/27	4,469,266
114,205,500	MXN	Mexican Bonos, 7.75%, due 05/29/31	5,045,120
13,291,700	MXN	Mexican Bonos, 7.75%, due 11/23/34	570,550
79,632,200	MXN	Mexican Bonos, 7.75%, due 11/13/42	3,288,217
34,255,100	MXN	Mexican Bonos, 8.00%, due 12/07/23	1,654,006
38,912,200	MXN	Mexican Bonos, 8.00%, due 09/05/24	1,855,865
66,316,900	MXN	Mexican Bonos, 8.00%, due 11/07/47	2,783,661
36,251,300	MXN	Mexican Bonos, 8.00%, due 07/31/53	1,521,867
26,246,000	MXN	Mexican Bonos, 8.50%, due 05/31/29	1,230,765
18,748,000	MXN	Mexican Bonos, 8.50%, due 05/31/29	879,158
18,941,600	MXN	Mexican Bonos, 8.50%, due 11/18/38	850,490
44,694,000	MXN	Mexican Bonos, 8.50%, due 11/18/38	2,006,790
70,766,900	MXN	Mexican Bonos, 10.00%, due 12/05/24	3,497,044
39,600,000	MXN	Mexican Bonos, 10.00%, due 12/05/24	1,956,889
10,209,000	MXN	Mexican Bonos, 10.00%, due 11/20/36	520,876
16,352,500	MXN	Mexican Bonos, 10.00%, due 11/20/36	834,325
19,350,000	MXN	Mexican Udibonos, 4.50%, due 11/22/35	951,597
1,220,000		Mexico Government International Bond, 2.66%, due 05/24/31	938,405
595,000		Mexico Government International Bond, 4.88%, due 05/19/33	524,186
845,000		Oman Government International Bond, 5.63%, due 01/17/28(i)	787,587
1,535,000		Oman Government International Bond, 5.63%, due 01/17/28 144A	1,430,706
930,000		Panama Government International Bond, 4.50%, due 04/01/56	630,980
4,983,000	PEN	Peru Government Bond, 5.40%, due 08/12/34	935,801
3,892,000	PEN	Peru Government Bond, 5.94%, due 02/12/29	857,065
1,710,000	PEN	Peru Government Bond, 6.15%, due 08/12/32	355,173
1,838,000	PEN	Peru Government Bond, 6.35%, due 08/12/28	420,598
116	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
2,657,000	PEN	Peru Government Bond, 6.95%, due 08/12/31	595,030
740,000		Peruvian Government International Bond, 2.78%, due 01/23/31	587,773
6,789,000	PEN	Peruvian Government International Bond (GDN), 6.35%, due 08/12/28(i)	1,553,557
5,543,000	PEN	Peruvian Government International Bond (GDN), 6.95%, due 08/12/31(i)	1,227,539
3,571,000	PEN	Peruvian Government International Bond (GDN), 8.20%, due 08/12/26(i)	929,842
1,780,031		Provincia de Buenos Aires/Government Bonds, 6.63%, due 09/01/37(k) 144A	558,485
421,629		Provincia de Cordoba, 6.98%, due 12/10/25(k) 144A	321,703
490,000		Qatar Government International Bond, 4.82%, due 03/14/49 144A	454,679
200,000		Qatar Government International Bond, 5.10%, due 04/23/48 144A	194,248
700,000	GHS	Republic of Ghana Government Bonds, 20.75%, due 03/06/23	63,551
265,000		Republic of Kenya Government International Bond, 8.00%, due 05/22/32(i)	180,438
10,600,000	PLN	Republic of Poland Government Bond, 0.25%, due 10/25/26	1,630,348
19,947,000	PLN	Republic of Poland Government Bond, 1.25%, due 10/25/30	2,611,809
19,700,000	PLN	Republic of Poland Government Bond, 1.75%, due 04/25/32	2,537,387
3,783,000	PLN	Republic of Poland Government Bond, 2.25%, due 10/25/24	693,654
8,468,000	PLN	Republic of Poland Government Bond, 2.50%, due 07/25/26	1,443,966
2,456,000	PLN	Republic of Poland Government Bond, 2.50%, due 07/25/27	402,189
13,189,000	PLN	Republic of Poland Government Bond, 2.75%, due 04/25/28	2,131,309
18,420,000	PLN	Republic of Poland Government Bond, 2.75%, due 10/25/29	2,825,469
1,395,000	PLN	Republic of Poland Government Bond, 3.25%, due 07/25/25	253,297
6,308,000	PLN	Republic of Poland Government Bond, 3.75%, due 05/25/27	1,098,606
54,099,506	ZAR	Republic of South Africa Government Bond, 6.25%, due 03/31/36	1,913,237
51,641,391	ZAR	Republic of South Africa Government Bond, 6.50%, due 02/28/41	1,739,099
43,547,776	ZAR	Republic of South Africa Government Bond, 7.00%, due 02/28/31	1,875,056
49,246,117	ZAR	Republic of South Africa Government Bond, 8.00%, due 01/31/30	2,347,428
31,459,774	ZAR	Republic of South Africa Government Bond, 8.25%, due 03/31/32	1,441,049
109,820,658	ZAR	Republic of South Africa Government Bond, 8.50%, due 01/31/37	4,720,654
118,571,470	ZAR	Republic of South Africa Government Bond, 8.75%, due 01/31/44	5,005,765
187,105,820	ZAR	Republic of South Africa Government Bond, 8.75%, due 02/28/48	7,871,510
33,240,000	ZAR	Republic of South Africa Government Bond, 8.75%, due 02/28/48	1,398,401
43,668,448	ZAR	Republic of South Africa Government Bond, 8.88%, due 02/28/35	1,988,011
20,399,230	ZAR	Republic of South Africa Government Bond, 9.00%, due 01/31/40	895,591
52,982,270	ZAR	Republic of South Africa Government Bond, 10.50%, due 12/21/26	3,052,690
1,050,000		Republic of South Africa Government International Bond, 4.85%, due 09/30/29	870,397
1,690,000		Republic of South Africa Government International Bond, 5.88%, due 04/20/32	1,400,324
1,345,000	RON	Romania Government Bond, 3.25%, due 04/29/24	247,541
2,940,000	RON	Romania Government Bond, 3.25%, due 06/24/26	486,956
1,500,000	RON	Romania Government Bond, 3.65%, due 09/24/31	207,464
860,000	RON	Romania Government Bond, 4.00%, due 10/25/23	163,883
1,235,000	RON	Romania Government Bond, 4.15%, due 10/24/30	183,201
1,195,000	RON	Romania Government Bond, 4.25%, due 06/28/23	230,446
2,315,000	RON	Romania Government Bond, 4.75%, due 10/11/34	328,560
995,000	RON	Romania Government Bond, 4.85%, due 07/25/29	159,642
1,570,000	RON	Romania Government Bond, 5.00%, due 02/12/29	256,916
1,560,000	RON	Romania Government Bond, 5.80%, due 07/26/27	275,343
618,000	EUR	Romanian Government International Bond, 2.75%, due 02/26/26 144A	550,435
134,000	EUR	Romanian Government International Bond, 3.62%, due 05/26/30 144A	99,154
42,983,000	RUB	Russian Federal Bond - OFZ, 5.70%, due 05/17/28(o)	200,412
52,609,000	RUB	Russian Federal Bond - OFZ, 6.10%, due 07/18/35(o)	236,687
See accompanying Notes to the Financial Statements.	117

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
103,487,000	RUB	Russian Federal Bond - OFZ, 6.90%, due 05/23/29(o)	482,516
40,222,000	RUB	Russian Federal Bond - OFZ, 7.00%, due 08/16/23(o)	187,538
86,446,000	RUB	Russian Federal Bond - OFZ, 7.05%, due 01/19/28(o)	403,061
18,639,000	RUB	Russian Federal Bond - OFZ, 7.10%, due 10/16/24(o)	86,906
125,568,000	RUB	Russian Federal Bond - OFZ, 7.25%, due 05/10/34(o)	564,928
56,819,000	RUB	Russian Federal Bond - OFZ, 7.40%, due 12/07/22(o)	264,923
40,966,000	RUB	Russian Federal Bond - OFZ, 7.65%, due 04/10/30(o)	191,007
85,421,000	RUB	Russian Federal Bond - OFZ, 7.70%, due 03/23/33(o)	384,307
24,639,000	RUB	Russian Federal Bond - OFZ, 7.70%, due 03/16/39(o)	110,850
135,970,000	RUB	Russian Federal Bond - OFZ, 7.75%, due 09/16/26(o)	633,971
47,137,000	RUB	Russian Federal Bond - OFZ, 7.95%, due 10/07/26(o)	219,780
71,354,000	RUB	Russian Federal Bond - OFZ, 8.15%, due 02/03/27(o)	332,693
83,475,000	RUB	Russian Federal Bond - OFZ, 8.50%, due 09/17/31(o)	389,209
781,000	EUR	Serbia International Bond, 1.00%, due 09/23/28 144A	513,100
55,023,000	THB	Thailand Government Bond, 2.13%, due 12/17/26	1,436,388
3,718,000	THB	Thailand Government Bond, 3.63%, due 06/16/23	100,064
720,000		UAE International Government Bond, 4.95%, due 07/07/52(h) 144A	693,900
7,884,000	UYU	Uruguay Government International Bond, 8.50%, due 03/15/28(i)	168,135
			317,224,984
		U.S. Government and Agency Obligations — 1.3%
1,870,000		U.S. Treasury Note, 0.13%, due 12/31/22	1,854,788
1,575,600		U.S. Treasury Note, 2.00%, due 02/15/23	1,565,719
3,088,500		U.S. Treasury Note, 2.38%, due 01/31/23	3,075,033
3,158,000		U.S. Treasury Note, 2.50%, due 03/31/23	3,137,722
4,280,000		U.S. Treasury Note, 2.50%, due 05/31/24	4,156,700
120,000		U.S. Treasury Note, 2.88%, due 05/15/32	110,972
			13,900,934
		TOTAL DEBT OBLIGATIONS (COST $1,145,560,679)	990,842,026

Shares	Description	Value ($)
	COMMON STOCKS — 0.0%
	Energy — 0.0%
10	Amplify Energy Corp.*	66
	Industrial — 0.0%
1,282	Arctic Canadian Diamond Co., Ltd.* (f) (p)	—
	TOTAL COMMON STOCKS (COST $0)	66
	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Consumer, Non-cyclical — 0.0%
144	Danaher Corp., 5.00%(h)	194,038
979	Elanco Animal Health, Inc., 5.00%	20,471
		214,509
118	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Energy — 0.3%
103,220	MPLX, LP, 8.46%(j) (k)	3,734,105
	Utilities — 0.1%
2,054	AES Corp. (The), 6.88%	181,512
3,924	American Electric Power Co., Inc., 6.13%(h)	194,238
3,659	NextEra Energy, Inc., 6.22%	177,681
1,886	NiSource, Inc., 7.75%	189,713
		743,144
	TOTAL CONVERTIBLE PREFERRED STOCKS (COST $4,438,946)	4,691,758
	PREFERRED STOCKS — 0.1%
	Financial — 0.1%
8,000	B Riley Financial, Inc., 5.50%	191,280
7,150	B Riley Financial, Inc., 5.25%	150,722
		342,002
	TOTAL PREFERRED STOCKS (COST $378,750)	342,002

Notional Value	Description	Value ($)
	PURCHASED OPTIONS — 0.2%
	PURCHASED CURRENCY OPTIONS — 0.0%
	Call Option — 0.0%
4,100,000	USD/GBP Option with Morgan Stanley & Co., Strike Price GBP 1.19, Expires 10/07/22	253,962
	Put Options — 0.0%
1,318,000	USD/CAD Option with Citigroup Global Markets, Inc., Strike Price CAD 1.27, Expires 10/11/22	1
438,000	USD/CAD Option with Citigroup Global Markets, Inc., Strike Price CAD 1.26, Expires 10/11/22	1
438,000	USD/CAD Option with Citigroup Global Markets, Inc., Strike Price CAD 1.27, Expires 10/11/22	1
1,342,000	USD/CAD Option with Goldman Sachs & Co., Strike Price CAD 1.27, Expires 10/14/22	5
904,000	USD/CAD Option with Morgan Stanley & Co., Strike Price CAD 1.27, Expires 10/07/22	1
9,961,000	USD/JPY Option with Morgan Stanley & Co., Strike Price JPY 128.57, Expires 11/07/22	7,829
3,200,000	USD/MXN Option with Citigroup Global Markets, Inc., Strike Price MXN 20.62, Expires 10/13/22	85,325
	TOTAL PURCHASED CURRENCY OPTIONS (PREMIUMS PAID $434,374)	347,125

Number of Contracts	Notional Value ($)	Description	Value ($)
		PURCHASED FUTURES OPTIONS — 0.2%
		Call Option — 0.0%
20,000	1,910,200	Euro 90-Day Futures with Citigroup Global Markets, Inc., Strike Price $99.00, Expires 12/18/23	950
See accompanying Notes to the Financial Statements.	119

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Number of Contracts	Notional Value ($)	Description	Value ($)
		Put Options — 0.2%
1,100	3,961,650	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $3,600.00, Expires 10/21/22	111,650
1,600	5,762,400	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $3,400.00, Expires 11/18/22	128,000
1,200	4,321,800	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $3,500.00, Expires 11/18/22	131,700
4,200	15,126,300	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $3,700.00, Expires 12/16/22	949,200
1,700	6,122,550	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $3,500.00, Expires 12/16/22	238,425
		TOTAL PURCHASED FUTURES OPTIONS (PREMIUMS PAID $843,653)	1,559,925
		TOTAL PURCHASED OPTIONS (PREMIUMS PAID $1,278,027)	1,907,050

Par Value	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.4%
	Mutual Fund - Securities Lending Collateral — 1.8%
19,636,697	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.94%(q) (r)	19,636,697
	U.S. Government and Agency Obligation — 0.6%
7,240,000	U.S. Treasury Bill, 3.69%, due 06/15/23(g)	7,054,773
	TOTAL SHORT-TERM INVESTMENTS (COST $26,729,238)	26,691,470
	TOTAL INVESTMENTS — 93.4% (Cost $1,178,385,640)	1,024,474,372
	Other Assets and Liabilities (net)(s) — 6.6%	72,647,188
	NET ASSETS — 100.0%	$1,097,121,560

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of September 30, 2022.
(c)	When-issued security.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(f)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,483,367 which represents 0.1% of net assets. The aggregate cost of these securities held at September 30, 2022 was $2,299,419.
120	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
(g)	Interest rate presented is yield to maturity.
(h)	All or a portion of this security is out on loan.
(i)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(j)	Security is perpetual and has no stated maturity date.
(k)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(l)	Security is currently in default.
(m)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $1,761,285, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(n)	Year of maturity is greater than 2100.
(o)	Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $4,688,788 which represents 0.0% of net assets. The aggregate cost of these securities held at September 30, 2022 was $15,102,904.
(p)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(q)	The rate disclosed is the 7-day net yield as of September 30, 2022.
(r)	Represents an investment of securities lending cash collateral.
(s)	As of September 30, 2022, the value of unfunded loan commitments was $71,594 for the Fund. See Notes to the Schedule of Investments.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $338,791,236 which represents 30.9% of net assets.
At September 30, 2022, the Fund held the following restricted securities:
Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Credit Suisse Mortgage Trust, Series 2019-RIO, 9.82%, Class B, (1 mo. USD LIBOR + 7.00%), due 12/15/22	12/16/19	USD	737,485	$ 737,485	$ 729,981
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22	01/25/19	USD	400,000	395,275	24
Societe Generale SA, 3.63%, due 03/01/41	02/22/21	USD	1,095,000	1,094,411	653,377
Starwood Retail Property Trust, Series 2014-STAR, 5.57%, Class C, (1 mo. USD LIBOR + 2.75%), due 11/15/27	07/25/18	USD	230,000	226,550	117,641
Starwood Retail Property Trust, Series 2014-STAR, 6.32%, Class D, (1 mo. USD LIBOR + 3.50%), due 11/15/27	12/21/18	USD	900,000	732,750	260,262
					$1,761,285
See accompanying Notes to the Financial Statements.	121

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
BRL	2,031,600	USD	372,482	11/07/22	Goldman Sachs International	$ 69
CHF	395,300	USD	401,051	11/07/22	Bank of America, N.A.	1,793
CLP	462,267,168	USD	477,677	11/07/22	Bank of America, N.A.	2,319
CLP	4,413,333,900	USD	4,276,156	10/17/22	JPMorgan Chase Bank N.A.	323,384
CLP	380,770,232	USD	385,364	11/07/22	Morgan Stanley and Co. International Plc	10,009
CNH	5,587,700	USD	771,505	11/07/22	UBS AG	12,545
CNY	450,000	USD	63,380	10/18/22	JPMorgan Chase Bank N.A.	93
EUR	170,000	USD	164,075	11/07/22	HSBC Bank Plc	2,854
EUR	2,387,000	USD	2,309,646	11/07/22	Morgan Stanley and Co. International Plc	34,242
GBP	5,189,000	USD	5,767,314	10/27/22	Bank of America, N.A.	28,033
GBP	562,400	USD	614,370	11/07/22	Morgan Stanley and Co. International Plc	13,863
IDR	11,178,745,100	USD	729,255	11/07/22	Deutsche Bank AG	1,496
IDR	11,580,323,600	USD	756,044	11/07/22	HSBC Bank Plc	958
INR	7,761,900	USD	94,968	11/07/22	Citibank N.A.	120
INR	61,894,400	USD	752,090	11/07/22	HSBC Bank Plc	6,154
MXN	1,700,000	USD	82,894	11/07/22	Bank of America, N.A.	1,129
MXN	13,400,700	USD	655,571	11/07/22	Deutsche Bank AG	6,767
MXN	57,660,000	USD	2,719,811	10/18/22	Goldman Sachs & Co.	140,464
MXN	8,966,500	USD	439,794	11/07/22	JPMorgan Chase Bank N.A.	3,381
MXN	7,248,900	USD	357,891	11/07/22	Morgan Stanley and Co. International Plc	391
MXN	57,790,000	USD	2,761,548	10/18/22	Morgan Stanley Capital Services, Inc.	105,178
MYR	1,783,200	USD	383,237	11/07/22	Barclays Bank Plc	316
PHP	44,723,500	USD	752,338	11/07/22	Citibank N.A.	7,490
PLN	1,990,000	USD	397,547	11/07/22	Goldman Sachs International	3,169
PLN	1,020,000	USD	204,970	11/07/22	HSBC Bank Plc	422
RON	7,592,700	USD	1,494,350	11/07/22	Deutsche Bank AG	705
THB	18,214,900	USD	481,812	11/07/22	HSBC Bank Plc	1,922
USD	1,570,044	AUD	2,274,800	10/18/22	Citibank N.A.	107,267
USD	400,789	AUD	580,200	11/07/22	HSBC Bank Plc	27,613
USD	126,327	AUD	186,000	10/18/22	JPMorgan Chase Bank N.A.	6,722
USD	394,112	AUD	572,400	11/07/22	Morgan Stanley and Co. International Plc	25,953
USD	220,062	AUD	324,100	11/07/22	UBS AG	11,606
USD	375,402	BRL	2,040,000	11/07/22	Barclays Bank Plc	1,310
USD	4,386,378	BRL	23,303,736	11/07/22	Goldman Sachs International	112,975
USD	2,613,303	BRL	13,667,400	11/07/22	HSBC Bank Plc	106,997
USD	856,370	BRL	4,446,100	11/21/22	JPMorgan Chase Bank N.A.	43,384
USD	1,733,180	BRL	9,055,000	10/04/22	Morgan Stanley Capital Services, Inc.	59,072
USD	1,675,518	BRL	9,055,000	11/03/22	Morgan Stanley Capital Services, Inc.	13,613
USD	939,038	CAD	1,198,350	10/12/22	Citibank N.A.	66,920
USD	574,844	CAD	735,800	10/17/22	Goldman Sachs & Co.	39,364
USD	638,667	CAD	829,700	11/07/22	HSBC Bank Plc	34,881
USD	3,896,042	CAD	5,285,000	10/26/22	HSBC Bank USA, N.A.	50,006
USD	178,218	CAD	231,500	11/07/22	Morgan Stanley and Co. International Plc	9,752
USD	388,271	CAD	495,550	10/11/22	Morgan Stanley Capital Services, Inc.	27,625
122	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,044,826	CAD	1,370,000	11/07/22	NatWest Markets Plc	$ 47,855
USD	400,168	CAD	519,200	11/07/22	UBS AG	22,338
USD	1,439,598	CHF	1,388,900	11/07/22	HSBC Bank Plc	24,191
USD	765,900	CHF	734,000	11/07/22	JPMorgan Chase Bank N.A.	17,893
USD	553,975	CHF	530,700	11/07/22	The BNY Mellon	13,147
USD	841,968	CLP	746,405,000	11/07/22	Bank of America, N.A.	66,937
USD	72,157	CLP	69,168,700	10/17/22	JPMorgan Chase Bank N.A.	70
USD	692,183	CLP	633,458,300	11/07/22	Morgan Stanley and Co. International Plc	34,431
USD	1,873,207	CNH	12,690,000	10/18/22	Citibank N.A.	92,999
USD	818,473	CNH	5,693,900	11/07/22	HSBC Bank Plc	19,522
USD	10,130,802	CNH	68,033,400	10/17/22	JPMorgan Chase Bank N.A.	586,954
USD	1,603,988	CNH	11,215,900	11/07/22	JPMorgan Chase Bank N.A.	30,206
USD	6,277,348	CNH	43,549,100	12/13/22	JPMorgan Chase Bank N.A.	161,791
USD	265,841	CNH	1,850,000	11/07/22	Toronto Dominion Bank	6,255
USD	441,208	CNY	2,960,000	10/18/22	Citibank N.A.	23,695
USD	1,030,574	CNY	7,184,600	11/07/22	State Street Bank London	16,389
USD	414,253	COP	1,824,743,800	11/08/22	Deutsche Bank AG	19,787
USD	384,169	COP	1,694,761,300	11/08/22	Goldman Sachs International	17,802
USD	4,844,350	COP	21,726,822,250	11/08/22	HSBC Bank Plc	147,534
USD	5,482,527	COP	24,583,651,300	10/12/22	JPMorgan Chase Bank N.A.	139,410
USD	998,525	COP	4,530,948,000	11/08/22	JPMorgan Chase Bank N.A.	19,043
USD	1,674,360	COP	7,454,550,000	10/04/22	Morgan Stanley Capital Services, Inc.	51,690
USD	1,651,612	COP	7,454,550,000	11/03/22	Morgan Stanley Capital Services, Inc.	38,653
USD	449,491	CZK	10,910,300	11/07/22	Morgan Stanley and Co. International Plc	16,057
USD	750,560	CZK	18,365,000	11/07/22	UBS AG	20,973
USD	1,204,058	EUR	1,199,000	10/17/22	Bank of America, N.A.	28,415
USD	854,472	EUR	860,000	10/26/22	Bank of America, N.A.	10,704
USD	1,596,643	EUR	1,595,000	10/19/22	Barclays Bank Plc	32,500
USD	309,920	EUR	310,000	10/24/22	Barclays Bank Plc	5,813
USD	262,793	EUR	266,000	10/26/22	Barclays Bank Plc	1,814
USD	4,490,669	EUR	4,427,942	10/18/22	BNP Paribas S.A.	148,689
USD	1,425,000	EUR	1,425,000	10/24/22	BNP Paribas S.A.	27,088
USD	1,187,414	EUR	1,201,000	10/26/22	BNP Paribas S.A.	9,082
USD	833,090	EUR	830,000	10/18/22	Citibank N.A.	19,203
USD	955,267	EUR	950,000	10/17/22	Commonwealth Bank of Australia	23,774
USD	1,073,652	EUR	1,072,000	10/19/22	Deutsche Bank AG	22,391
USD	2,394,551	EUR	2,382,000	11/07/22	Deutsche Bank AG	55,573
USD	1,299,548	EUR	1,300,000	10/24/22	HSBC Bank USA, N.A.	24,259
USD	6,951,723	EUR	6,961,000	11/07/22	JPMorgan Chase Bank N.A.	116,448
USD	1,245,764	EUR	1,230,000	11/07/22	Morgan Stanley and Co. International Plc	37,979
USD	1,170,128	EUR	1,169,000	10/19/22	Morgan Stanley Capital Services, Inc.	23,744
USD	504,885	EUR	505,000	10/24/22	Morgan Stanley Capital Services, Inc.	9,485
USD	949,854	EUR	950,000	10/25/22	Morgan Stanley Capital Services, Inc.	17,848
See accompanying Notes to the Financial Statements.	123

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	850,806	EUR	850,000	10/19/22	Standard Chartered Bank	$ 17,250
USD	1,502,442	EUR	1,500,000	10/19/22	UBS AG	31,461
USD	400,615	GBP	341,200	11/07/22	Bank of America, N.A.	19,475
USD	6,105,769	GBP	5,084,985	10/18/22	Goldman Sachs & Co.	427,702
USD	1,823,737	GBP	1,591,600	11/07/22	HSBC Bank Plc	45,828
USD	372,054	GBP	318,100	11/07/22	Morgan Stanley and Co. International Plc	16,717
USD	703,447	GBP	600,000	10/18/22	Morgan Stanley Capital Services, Inc.	33,467
USD	675,395	GBP	591,000	10/24/22	Standard Chartered Bank	15,378
USD	799,831	HUF	322,437,700	11/07/22	HSBC Bank Plc	60,613
USD	371,767	HUF	150,446,500	11/07/22	Morgan Stanley and Co. International Plc	26,855
USD	411,860	HUF	162,336,200	11/07/22	UBS AG	39,690
USD	5,069,395	IDR	76,514,472,712	10/18/22	Citibank N.A.	46,735
USD	374,900	IDR	5,567,036,337	11/07/22	Citibank N.A.	10,984
USD	1,020,624	IDR	15,240,538,263	11/07/22	HSBC Bank Plc	24,354
USD	6,940,130	IDR	103,748,006,541	10/17/22	JPMorgan Chase Bank N.A.	129,558
USD	2,972,216	IDR	44,208,740,400	10/18/22	JPMorgan Chase Bank N.A.	70,210
USD	2,971,092	IDR	44,212,815,400	10/21/22	JPMorgan Chase Bank N.A.	69,092
USD	3,110,922	IDR	46,505,178,500	10/26/22	JPMorgan Chase Bank N.A.	58,938
USD	368,556	IDR	5,506,960,000	11/07/22	JPMorgan Chase Bank N.A.	8,568
USD	3,149,438	IDR	48,044,680,000	01/18/23	JPMorgan Chase Bank N.A.	5,290
USD	3,815,138	IDR	57,036,972,240	11/07/22	Morgan Stanley and Co. International Plc	86,648
USD	1,746,214	IDR	26,076,905,000	10/17/22	Morgan Stanley Capital Services, Inc.	34,386
USD	360,718	IDR	5,364,968,300	11/07/22	NatWest Markets Plc	10,012
USD	4,332,989	INR	347,501,530	11/07/22	JPMorgan Chase Bank N.A.	75,884
USD	932,971	INR	74,493,900	11/07/22	Morgan Stanley and Co. International Plc	20,375
USD	604,985	JPY	78,840,000	10/18/22	BNP Paribas S.A.	59,600
USD	262,005	JPY	37,679,000	10/18/22	Goldman Sachs & Co.	1,357
USD	1,561,677	JPY	220,695,400	11/07/22	Goldman Sachs International	32,067
USD	2,425,605	JPY	340,072,300	11/07/22	HSBC Bank Plc	68,610
USD	1,425,821	JPY	201,230,000	10/18/22	Morgan Stanley Capital Services, Inc.	33,791
USD	544,004	MXN	10,882,100	11/07/22	Bank of America, N.A.	6,150
USD	339,097	MXN	6,837,000	11/07/22	Citibank N.A.	1,174
USD	1,001,449	MXN	20,070,100	11/07/22	Morgan Stanley and Co. International Plc	9,473
USD	495,806	MXN	9,990,000	10/18/22	Morgan Stanley Capital Services, Inc.	243
USD	1,057,943	MYR	4,817,900	11/07/22	Barclays Bank Plc	21,648
USD	2,657,322	MYR	12,049,800	11/07/22	Morgan Stanley and Co. International Plc	65,500
USD	1,556,038	NOK	15,491,678	10/18/22	BNP Paribas S.A.	134,387
USD	576,701	NZD	937,600	11/07/22	HSBC Bank Plc	46,293
USD	1,243,263	NZD	2,042,400	11/07/22	Morgan Stanley and Co. International Plc	87,859
USD	527,217	PEN	2,066,900	11/07/22	Bank of America, N.A.	9,833
USD	916,156	PEN	3,633,400	11/07/22	Citibank N.A.	6,649
USD	2,341,275	PEN	9,079,700	10/12/22	JPMorgan Chase Bank N.A.	61,119
USD	212,294	PEN	822,300	10/21/22	JPMorgan Chase Bank N.A.	6,027
124	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	2,153,547	PEN	8,456,404	11/07/22	JPMorgan Chase Bank N.A.	$ 36,753
USD	1,541,901	PEN	6,070,896	11/07/22	Morgan Stanley and Co. International Plc	22,243
USD	1,681,085	PHP	96,383,600	11/07/22	Barclays Bank Plc	43,579
USD	2,649,595	PHP	151,439,600	11/07/22	Citibank N.A.	76,715
USD	353,185	PHP	20,178,100	11/07/22	Goldman Sachs International	10,370
USD	759,566	PHP	44,654,900	11/07/22	HSBC Bank Plc	903
USD	88,417	PLN	418,000	11/07/22	Morgan Stanley and Co. International Plc	4,246
USD	634,761	PLN	2,955,300	11/07/22	The BNY Mellon	39,666
USD	377,394	PLN	1,755,400	11/07/22	Toronto Dominion Bank	23,917
USD	1,579,895	RON	7,703,600	11/07/22	HSBC Bank Plc	63,002
USD	1,898,258	RON	9,238,500	11/07/22	UBS AG	79,134
USD	9,116	THB	338,139	11/07/22	Bank of America, N.A.	136
USD	618,205	THB	22,923,661	11/07/22	Barclays Bank Plc	9,420
USD	1,521,261	THB	55,399,300	11/07/22	Goldman Sachs International	50,019
USD	99,148	THB	3,597,900	11/07/22	HSBC Bank Plc	3,598
USD	643,146	THB	23,230,300	11/07/22	JPMorgan Chase Bank N.A.	26,218
USD	86,209	THB	3,119,900	12/15/22	JPMorgan Chase Bank N.A.	3,096
USD	363,218	THB	13,291,400	11/07/22	Morgan Stanley and Co. International Plc	10,237
USD	603,981	THB	22,033,300	11/07/22	UBS AG	18,842
USD	1,645,838	ZAR	28,862,000	10/17/22	Bank of America, N.A.	41,832
USD	634,032	ZAR	11,244,846	11/07/22	Barclays Bank Plc	10,265
USD	1,017,022	ZAR	17,443,000	11/07/22	Citibank N.A.	49,434
USD	179,480	ZAR	3,127,400	11/07/22	JPMorgan Chase Bank N.A.	5,998
USD	8,081,686	ZAR	131,766,667	11/21/22	JPMorgan Chase Bank N.A.	780,998
USD	1,161,668	ZAR	20,124,200	12/12/22	JPMorgan Chase Bank N.A.	48,685
USD	995,593	ZAR	17,451,700	11/07/22	Morgan Stanley and Co. International Plc	27,522
USD	48,354	ZAR	858,554	11/07/22	Toronto Dominion Bank	729
ZAR	6,225,900	USD	342,775	11/07/22	Barclays Bank Plc	2,584
ZAR	1,140,000	USD	62,879	11/07/22	Morgan Stanley and Co. International Plc	359
AUD	3,838,390	USD	2,590,302	11/07/22	Bank of America, N.A.	(121,507)
AUD	7,305,151	USD	5,004,679	10/18/22	Citibank N.A.	(307,206)
AUD	232,400	USD	153,403	11/07/22	Deutsche Bank AG	(3,927)
AUD	922,600	USD	621,446	11/07/22	Morgan Stanley and Co. International Plc	(28,043)
BRL	15,525,000	USD	2,910,973	11/07/22	Citibank N.A.	(64,022)
BRL	5,827,500	USD	1,099,979	11/07/22	HSBC Bank Plc	(31,341)
BRL	9,055,000	USD	1,687,382	10/04/22	Morgan Stanley Capital Services, Inc.	(13,274)
BRL	1,236,700	USD	235,906	11/07/22	NatWest Markets Plc	(9,122)
CAD	8,054,772	USD	6,213,073	10/18/22	Citibank N.A.	(351,221)
CAD	2,120,000	USD	1,612,171	11/07/22	Morgan Stanley and Co. International Plc	(69,413)
CAD	830,400	USD	604,994	11/07/22	State Street Bank London	(699)
CHF	759,100	USD	778,266	11/07/22	HSBC Bank Plc	(4,679)
CLP	1,539,741,300	USD	1,695,651	11/07/22	Bank of America, N.A.	(96,859)
CLP	726,687,800	USD	762,687	10/17/22	JPMorgan Chase Bank N.A.	(5,339)
See accompanying Notes to the Financial Statements.	125

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
CLP	2,331,564,484	USD	2,599,581	11/07/22	JPMorgan Chase Bank N.A.	$ (178,599)
CLP	2,180,063,400	USD	2,428,499	11/21/22	JPMorgan Chase Bank N.A.	(171,121)
CNH	3,424,400	USD	488,826	11/07/22	HSBC Bank Plc	(8,324)
CNH	6,950,000	USD	1,004,110	10/18/22	JPMorgan Chase Bank N.A.	(29,134)
CNH	10,980,900	USD	1,582,372	11/07/22	JPMorgan Chase Bank N.A.	(41,564)
CNH	82,467,800	USD	12,033,825	12/05/22	JPMorgan Chase Bank N.A.	(455,293)
CNH	6,282,100	USD	897,625	11/07/22	Morgan Stanley and Co. International Plc	(16,140)
CNH	5,740,000	USD	830,886	10/18/22	Morgan Stanley Capital Services, Inc.	(25,653)
CNH	19,242,120	USD	2,765,710	11/07/22	UBS AG	(65,712)
CNY	2,270,000	USD	321,644	10/18/22	JPMorgan Chase Bank N.A.	(1,455)
COP	896,020,000	USD	203,868	11/08/22	Citibank N.A.	(10,171)
COP	2,308,850,000	USD	506,281	11/08/22	Goldman Sachs International	(7,163)
COP	3,340,215,000	USD	735,730	11/08/22	HSBC Bank Plc	(13,656)
COP	4,164,334,868	USD	923,099	11/08/22	JPMorgan Chase Bank N.A.	(22,870)
COP	2,639,295,332	USD	594,246	11/08/22	Morgan Stanley and Co. International Plc	(23,694)
COP	7,454,550,000	USD	1,662,070	10/04/22	Morgan Stanley Capital Services, Inc.	(39,401)
CZK	7,796,600	USD	316,284	11/07/22	Barclays Bank Plc	(6,549)
CZK	21,313,400	USD	857,510	11/07/22	Deutsche Bank AG	(10,792)
CZK	1,527,200	USD	61,209	11/07/22	Morgan Stanley and Co. International Plc	(538)
CZK	100,659,460	USD	4,085,479	11/07/22	UBS AG	(86,578)
EUR	830,000	USD	827,360	10/18/22	Citibank N.A.	(13,473)
EUR	1,612,000	USD	1,602,036	11/07/22	Goldman Sachs International	(19,151)
EUR	3,934,300	USD	3,933,396	11/07/22	HSBC Bank Plc	(70,155)
EUR	2,361,000	USD	2,373,745	11/07/22	JPMorgan Chase Bank N.A.	(55,387)
EUR	133,996	USD	134,461	11/07/22	Morgan Stanley and Co. International Plc	(2,885)
EUR	2,440,000	USD	2,433,423	10/18/22	Morgan Stanley Capital Services, Inc.	(40,792)
GBP	2,210,000	USD	2,607,452	10/18/22	Goldman Sachs & Co.	(139,691)
GBP	2,372,800	USD	2,748,070	11/07/22	Morgan Stanley and Co. International Plc	(97,515)
GBP	1,610,000	USD	1,886,700	10/18/22	Morgan Stanley Capital Services, Inc.	(88,919)
GBP	522,700	USD	596,522	11/07/22	The BNY Mellon	(12,636)
GBP	147,400	USD	165,968	11/07/22	Toronto Dominion Bank	(1,314)
HUF	1,555,036,034	USD	3,846,297	11/07/22	HSBC Bank Plc	(281,236)
HUF	2,053,368,400	USD	4,989,236	10/17/22	JPMorgan Chase Bank N.A.	(252,464)
HUF	2,613,303,200	USD	6,583,291	11/14/22	JPMorgan Chase Bank N.A.	(603,968)
HUF	75,120,000	USD	172,410	11/07/22	Morgan Stanley and Co. International Plc	(191)
HUF	161,571,200	USD	390,830	11/07/22	UBS AG	(20,414)
IDR	5,934,170,500	USD	388,578	11/07/22	Deutsche Bank AG	(663)
IDR	3,410,650,000	USD	224,385	11/07/22	Goldman Sachs International	(1,432)
IDR	16,115,850,100	USD	1,070,430	11/07/22	HSBC Bank Plc	(16,941)
IDR	39,390,492,500	USD	2,639,760	10/14/22	JPMorgan Chase Bank N.A.	(53,713)
IDR	48,044,680,000	USD	3,167,085	10/18/22	JPMorgan Chase Bank N.A.	(13,275)
IDR	6,989,328,300	USD	459,220	11/07/22	JPMorgan Chase Bank N.A.	(2,330)
INR	40,245,900	USD	501,157	11/07/22	Deutsche Bank AG	(8,120)
126	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
INR	9,886,534	USD	123,052	11/07/22	HSBC Bank Plc	$ (1,936)
INR	116,684,066	USD	1,452,541	11/07/22	Morgan Stanley and Co. International Plc	(23,090)
JPY	159,634,300	USD	1,112,341	11/07/22	Bank of America, N.A.	(5,937)
JPY	804,266,021	USD	5,944,856	10/18/22	BNP Paribas S.A.	(381,259)
JPY	310,460,000	USD	2,224,727	10/18/22	Goldman Sachs & Co.	(77,087)
JPY	219,811,167	USD	1,574,891	11/07/22	HSBC Bank Plc	(51,410)
JPY	181,322,200	USD	1,279,731	11/07/22	State Street Bank London	(23,012)
KRW	13,204,080,500	USD	10,169,893	11/21/22	JPMorgan Chase Bank N.A.	(930,617)
MXN	7,732,100	USD	383,216	11/07/22	Bank of America, N.A.	(1,052)
MXN	5,970,000	USD	298,053	11/07/22	Goldman Sachs International	(2,982)
MXN	11,365,900	USD	562,040	11/07/22	HSBC Bank Plc	(274)
MXN	7,859,600	USD	388,658	11/07/22	Morgan Stanley and Co. International Plc	(193)
MXN	8,275,600	USD	409,615	11/07/22	The BNY Mellon	(588)
MYR	4,026,600	USD	879,974	11/07/22	Goldman Sachs International	(13,883)
MYR	11,486,260	USD	2,562,302	11/07/22	Morgan Stanley and Co. International Plc	(91,693)
NOK	66,024,302	USD	6,548,341	10/18/22	Morgan Stanley Capital Services, Inc.	(489,379)
NZD	1,967,350	USD	1,198,565	11/07/22	Bank of America, N.A.	(85,618)
NZD	17,941	USD	11,007	10/18/22	Citibank N.A.	(858)
NZD	1,012,600	USD	573,359	11/07/22	State Street Bank London	(522)
PEN	8,828,520	USD	2,273,517	11/07/22	Bank of America, N.A.	(63,575)
PHP	96,499,940	USD	1,691,794	11/07/22	Barclays Bank Plc	(52,312)
PHP	88,220,100	USD	1,517,857	11/07/22	Citibank N.A.	(19,046)
PHP	45,682,500	USD	779,565	11/07/22	HSBC Bank Plc	(3,444)
PHP	84,091,200	USD	1,513,896	10/11/22	JPMorgan Chase Bank N.A.	(79,761)
PHP	28,309,500	USD	501,408	10/17/22	JPMorgan Chase Bank N.A.	(18,664)
PHP	155,170,800	USD	2,725,881	10/18/22	JPMorgan Chase Bank N.A.	(79,907)
PLN	34,736,401	USD	7,316,894	11/07/22	HSBC Bank Plc	(322,189)
PLN	5,883,000	USD	1,228,395	11/07/22	JPMorgan Chase Bank N.A.	(43,763)
PLN	35,966,750	USD	7,711,071	11/14/22	JPMorgan Chase Bank N.A.	(476,203)
PLN	851,500	USD	179,093	11/07/22	Morgan Stanley and Co. International Plc	(7,630)
RON	3,432,500	USD	694,476	11/07/22	UBS AG	(18,593)
THB	16,882,400	USD	458,624	11/07/22	Goldman Sachs International	(10,277)
THB	15,936,300	USD	431,056	11/07/22	HSBC Bank Plc	(7,834)
THB	610,951,450	USD	16,664,570	11/07/22	JPMorgan Chase Bank N.A.	(439,493)
THB	19,285,500	USD	518,519	11/07/22	Morgan Stanley and Co. International Plc	(6,353)
THB	19,657,500	USD	526,545	11/07/22	NatWest Markets Plc	(4,499)
THB	12,972,000	USD	347,080	11/07/22	UBS AG	(2,581)
USD	239,752	BRL	1,344,242	10/18/22	Goldman Sachs & Co.	(7,894)
USD	675,602	CLP	662,691,600	11/07/22	Goldman Sachs International	(12,504)
USD	2,905,900	CLP	2,850,659,800	10/17/22	JPMorgan Chase Bank N.A.	(65,035)
USD	787,971	CNH	5,620,700	11/07/22	JPMorgan Chase Bank N.A.	(709)
USD	383,696	CNY	2,720,000	01/18/23	JPMorgan Chase Bank N.A.	(1,684)
USD	61,655	CZK	1,555,600	11/07/22	Barclays Bank Plc	(144)
See accompanying Notes to the Financial Statements.	127

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	436,416	CZK	11,020,000	11/07/22	Morgan Stanley and Co. International Plc	$ (1,376)
USD	257,801	EUR	266,000	10/28/22	Bank of America, N.A.	(3,214)
USD	1,177,093	EUR	1,210,600	11/07/22	Bank of America, N.A.	(11,642)
USD	1,321,340	EUR	1,366,000	10/28/22	Barclays Bank Plc	(19,062)
USD	1,037,313	EUR	1,063,000	10/27/22	Citibank N.A.	(5,696)
USD	3,209,239	EUR	3,313,000	10/28/22	Citibank N.A.	(41,679)
USD	773,520	EUR	799,000	10/28/22	Commonwealth Bank of Australia	(10,508)
USD	173,238	EUR	179,000	10/28/22	Goldman Sachs & Co.	(2,408)
USD	111,197	EUR	114,000	10/28/22	Morgan Stanley Capital Services, Inc.	(667)
USD	75,070	EUR	77,000	10/27/22	Standard Chartered Bank	(482)
USD	708,184	EUR	732,000	10/28/22	State Street Bank and Trust	(10,099)
USD	5,714,231	GBP	5,189,000	10/27/22	Bank of America, N.A.	(81,116)
USD	2,337,276	GBP	2,121,000	10/18/22	Goldman Sachs & Co.	(31,104)
USD	742,460	GBP	675,800	11/07/22	JPMorgan Chase Bank N.A.	(12,447)
USD	750,520	GBP	680,000	11/07/22	The BNY Mellon	(9,079)
USD	751,733	MXN	15,215,600	11/07/22	Bank of America, N.A.	(307)
USD	1,312,000	MXN	27,675,984	10/17/22	Citibank N.A.	(61,143)
USD	3,786,218	MXN	76,709,174	11/07/22	Deutsche Bank AG	(5,180)
USD	1,753,180	MXN	35,379,000	10/19/22	HSBC Bank USA, N.A.	(1,506)
USD	2,039,080	MXN	41,989,900	12/13/22	JPMorgan Chase Bank N.A.	(23,084)
USD	325,595	MXN	6,591,600	11/07/22	Morgan Stanley and Co. International Plc	(198)
USD	6,794,465	MXN	140,942,393	10/18/22	Morgan Stanley Capital Services, Inc.	(197,106)
USD	375,340	MXN	7,690,200	11/07/22	State Street Bank London	(4,752)
USD	379,405	PEN	1,516,100	11/07/22	JPMorgan Chase Bank N.A.	(103)
USD	547,526	PLN	2,721,200	11/07/22	UBS AG	(429)
USD	727,016	RON	3,700,000	11/07/22	Morgan Stanley and Co. International Plc	(1,540)
USD	251,753	THB	9,538,400	11/07/22	Goldman Sachs International	(1,559)
USD	284,305	THB	10,775,000	11/07/22	HSBC Bank Plc	(1,848)
USD	69,185	ZAR	1,250,000	11/07/22	Morgan Stanley and Co. International Plc	(154)
ZAR	6,536,500	USD	365,055	11/07/22	Bank of America, N.A.	(2,466)
ZAR	4,760,000	USD	274,147	11/07/22	HSBC Bank Plc	(10,103)
ZAR	6,845,900	USD	390,891	11/07/22	JPMorgan Chase Bank N.A.	(11,139)
ZAR	35,251,914	USD	2,017,276	11/07/22	Morgan Stanley and Co. International Plc	(61,802)
						$(1,435,699)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
31	10-Year Australian Bond Futures	Dec 2022	$ 2,334,301	$ (64,320)
186	Euro 90-Day	Dec 2022	44,319,150	(1,001,816)
128	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Futures Contracts—continued
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
528	Euro 90-Day	Dec 2023	$126,073,200	$ (2,051,296)
52	Long Gilt Futures	Dec 2022	5,595,786	(798,915)
3	SOFR 90-Day	Sep 2023	717,113	(7,094)
297	U.S. Treasury Note 10-Year	Dec 2022	33,282,562	(997,537)
256	U.S. Treasury Note 2-Year	Dec 2022	52,580,000	(842,799)
87	U.S. Treasury Note 5-Year	Dec 2022	9,353,180	(240,053)
180	U.S. Ultra 10-Year	Dec 2022	21,327,191	(426,913)
418	U.S. Ultra Bond	Dec 2022	57,266,000	(3,890,801)
				$(10,321,544)
Sales
78	U.S. Long Bond	Dec 2022	$ 9,859,688	$ 842,689
102	U.S. Treasury Note 5-Year	Dec 2022	10,965,797	346,605
				$ 1,189,294
Written Options
Written Currency Options
Type of Contract	Counterparty	Notional Value		Premiums Received	Value at September 30, 2022
CALL — USD/GBP Option Strike @ GBP 1.15 Expires 10/07/2022	Morgan Stanley & Co.	USD	(8,200,000)	$ (35,235)	$(256,931)
PUT— USD/JPY Option Strike @ JPY 121.00 Expires 11/07/2022	Morgan Stanley & Co.	USD	(9,961,000)	(104,561)	(2,540)
Total Written Currency Options				$(139,796)	$(259,471)
Written Futures Options
Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at September 30, 2022
CALL — Euro 90-Day Futures Option Strike @ $96.50 Expires 12/19/2022	Citigroup Global Markets, Inc.	177,500	$(16,917,525)	$ (46,889)	$ (4,437)
PUT— S&P 500 E-mini Futures Option Strike @ $3,300.00 Expires 10/21/2022	JPMorgan Chase Bank N.A.	1,100	(3,961,650)	(28,279)	(24,750)
See accompanying Notes to the Financial Statements.	129

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Written Options—continued
Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at September 30, 2022
PUT— S&P 500 E-mini Futures Option Strike @ $3,300.00 Expires 12/16/2022	JPMorgan Chase Bank N.A.	3,100	$(11,164,650)	$(138,757)	$(259,625)
Total Written Futures Options				$(213,925)	$(288,812)
Total Written Options				$(353,721)	$(548,283)
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
1-Month TIIE	Monthly	9.42%	Monthly	09/21/27	$ 7	MXN	16,997,357	$ (4,141)	$ (4,148)
1-Month TIIE	Monthly	9.26%	Monthly	09/20/27	9	MXN	19,469,059	1,234	1,225
1-Month TIIE	Monthly	7.50%	Monthly	09/17/31	4	MXN	4,768,972	24,286	24,283
7.20%	Monthly	1-Month TIIE	Monthly	07/17/24	—	MXN	116,734,200	(291,272)	(291,272)
3-Month JIBAR	Quarterly	9.50%	Quarterly	03/15/33	10	ZAR	9,244,694	11,903	11,894
3-Month JIBAR	Quarterly	9.27%	Quarterly	03/15/33	15	ZAR	16,874,094	35,165	35,149
6-Month BUBOR	Semi-Annual	10.30%	Annual	03/15/28	6	HUF	235,549,003	524	518
6-Month WIBOR	Semi-Annual	7.08%	Annual	03/15/28	9	PLN	4,170,610	(3,530)	(3,539)
6-Month WIBOR	Semi-Annual	6.76%	Annual	03/15/28	8	PLN	3,724,846	6,225	6,216
6-Month WIBOR	Semi-Annual	6.42%	Annual	03/15/28	10	PLN	4,473,315	19,083	19,073
7-Day CNRR	Quarterly	2.48%	Quarterly	03/15/28	5	CNY	3,094,073	2,700	2,695
CPI-U	Annual	3.97%	Annual	11/18/23	(17,982)	USD	4,870,000	134,604	152,586
3.37%	Annual	CPI-U	Annual	11/18/26	51,775	USD	4,870,000	(59,209)	(110,984)
SOFR	Annual	3.05%	Annual	02/15/48	68,527	USD	2,223,000	51,089	(17,438)
SOFR	Annual	2.65%	Annual	08/15/47	59,195	USD	4,982,000	466,162	406,967
SOFR	Annual	2.62%	Annual	02/15/48	(348)	USD	1,780,000	173,010	173,359
SOFR	Annual	2.51%	Annual	02/15/48	31,755	USD	1,747,000	202,410	170,655
SOFR	Annual	1.52%	Annual	11/20/26	(9,498)	USD	5,530,000	325,847	335,344
Thai Baht Interest Rate Fixing	Quarterly	2.25%	Quarterly	09/21/32	19,107	THB	17,628,168	34,441	15,335
2.25%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	09/21/32	9	THB	17,628,168	(34,441)	(34,450)
2.52%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/15/28	28	THB	92,838,269	(56,408)	(56,437)
2.84%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/15/33	66	THB	131,410,959	(99,310)	(99,376)
2.84%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/15/33	6	THB	11,427,040	(8,553)	(8,559)
									$ 729,096
130	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
OTC— Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
13,295,000	USD	06/20/27	Morgan Stanley & Co.	(1.00%)	Quarterly	CDX.EM.37**	$151,180	$1,199,607	$1,350,787
730,000	EUR	12/20/24	Morgan Stanley & Co.	(1.00%)	Quarterly	Daimler AG, 1.40%, 01/12/24	17,190	(19,195)	(2,005)
Total Buy Protection							$168,370	$1,180,412	$1,348,782
Sell Protection
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
820,000	USD	06/20/26	Morgan Stanley & Co.	5.00%	Quarterly	Netflix, Inc., 4.88%, 06/30/30 (Moody’s rating: Ba1; S&P rating: BB+)	$ (89,821)	$ 180,545	$ 90,724
410,000	USD	06/20/26	Morgan Stanley & Co.	5.00%	Quarterly	Netflix, Inc., 4.88%, 06/30/30 (Moody’s rating: Ba1; S&P rating: BB+)	(45,300)	90,662	45,362
730,000	EUR	12/20/24	Morgan Stanley & Co.	1.00%	Quarterly	Volkswagen International Finance N.V., 0.50%, 03/30/21 (Moody’s rating: A3; S&P rating: BBB+)	(15,079)	9,255	(5,825)
Total Sell Protection							$(150,200)	$ 280,462	$ 130,261
Total OTC Credit Default Swaps							$ 18,170	$1,460,874	$1,479,043
Centrally Cleared Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
11,286,000	USD	06/20/27	(5.00%)	Quarterly	CDX.NA.HY.38***	$ 98,779	$ 164,650	$ 263,429
1,435,500	USD	06/20/27	(5.00%)	Quarterly	CDX.NA.HY.38***	43,411	(9,905)	33,506
6,130,000	USD	12/20/27	(5.00%)	Quarterly	CDX.NA.HY.39***	(58,114)	312,630	254,516
6,940,000	USD	12/20/27	(5.00%)	Quarterly	CDX.NA.HY.39***	(72,733)	360,880	288,147
6,940,000	USD	12/20/27	(5.00%)	Quarterly	CDX.NA.HY.39***	(72,040)	360,186	288,146
3,158,400	USD	12/20/27	(5.00%)	Quarterly	CDX.NA.HY.39***	1,840	129,296	131,136
1,380,000	USD	06/20/26	(5.00%)	Quarterly	General Motors Co.	137,218	(264,657)	(127,439)
615,000	USD	06/20/26	(1.00%)	Quarterly	ViacomCBS, Inc.	18,675	(9,500)	9,175
615,000	USD	06/20/26	(1.00%)	Quarterly	Walt Disney Co. (The)	9,411	(18,723)	(9,312)
Total Buy Protection						$106,447	$1,024,857	$1,131,304
See accompanying Notes to the Financial Statements.	131

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Centrally Cleared Credit Default Swaps—continued
Sell Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
1,380,000	USD	06/20/26	5.00%	Quarterly	Ford Motor Co.	$(151,980)	$ 196,911	$ 44,931
Total Centrally Cleared Credit Default Swaps						$ (45,533)	$1,221,768	$1,176,235

*	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.
**	CDX.EM — Markit CDX Emerging Markets Index. Represents an index composed of fifteen (15) sovereign reference entities that trade in the credit default swaps (CDS) market.
***	CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.
U.S. Treasury securities in the amount of $352,121 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.
132	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Currency Abbreviations
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	United Kingdom Pound
GHS	—	New Ghanaian Cedi
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krona
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippines Peso
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
USD	—	U.S. Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand

See accompanying Notes to the Financial Statements.	133

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Abbreviations
BUBOR	—	Budapest Interbank Offered Rate
CLO	—	Collateralized Loan Obligation
CMO	—	Collateralized Mortgage Obligation
CMT	—	Constant Maturity Treasury Index
CNRR	—	China Fixing Repo Rates
CPI-U	—	Consumer Price Index for All Urban Consumers
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GDN	—	Global Depository Note
ICE	—	Intercontinental Exchange
JIBAR	—	Johannesburg Interbank Average Rate
LIBOR	—	London Interbank Offered Rate
MTN	—	Medium Term Note
OTC	—	Over-The-Counter
PIK	—	Payment In Kind
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
TBD	—	To Be Determined
TIIE	—	Mexican Interbank Equilibrium Interest Rate
TSFR	—	Term Secured Overnight Financing Rate
UMBS	—	Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA
WIBOR	—	Warsaw Interbank Offer Rate
134	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	32.1
Sovereign Debt Obligations	28.9
Bank Loans	16.4
Asset Backed Securities	6.0
Mortgage Backed Securities - Private Issuers	4.9
U.S. Government and Agency Obligations	1.3
Convertible Debt	0.7
Convertible Preferred Stocks	0.4
Purchased Futures Options	0.2
OTC Credit Default Swaps	0.1
Centrally Cleared Credit Default Swaps	0.1
Centrally Cleared Interest Rate Swaps	0.1
Mortgage Backed Securities - U.S. Government Agency Obligations	0.1
Purchased Currency Options	0.0*
Preferred Stocks	0.0*
Common Stocks	0.0*
Written Currency Options	(0.0)*
Written Futures Options	(0.1)
Futures Contracts	(0.8)
Forward Foreign Currency Contracts	(1.8)
Short-Term Investments	2.4
Other Assets and Liabilities (net)	9.0
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Financial Statements.	135

Mercer Emerging Markets Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	COMMON STOCKS — 94.6%
	Australia — 0.3%
359,003	Newcrest Mining, Ltd.	3,926,135
	Brazil — 5.7%
1,168,200	Ambev SA	3,356,319
2,775,100	B3 SA - Brasil Bolsa Balcao	6,695,518
1,090,179	Banco Bradesco SA	3,287,357
531,000	Banco BTG Pactual SA	2,435,658
991,000	Banco do Brasil SA	7,057,567
33,900	CPFL Energia SA	211,591
1,626,700	Dexco SA	2,811,992
21,400	EDP - Energias do Brasil SA	86,370
149,146	Enauta Participacoes SA	400,381
197,763	Eneva SA*	517,364
8,400	Engie Brasil Energia SA	59,806
147,558	Localiza Rent a Car SA	1,666,587
1,103,900	Locaweb Servicos de Internet SA*	1,836,823
737,700	Marfrig Global Foods SA	1,346,146
13,666	MercadoLibre, Inc.*	11,312,442
191,000	Petro Rio SA*	972,153
1,638,633	Raia Drogasil SA	6,886,146
719,300	Rumo SA	2,457,577
172,000	Sendas Distribuidora SA	558,085
1,071,300	TOTVS SA	5,813,187
53,600	Transmissora Alianca de Energia Eletrica SA	385,982
203,200	Vale SA	2,706,403
1,673,300	WEG SA	9,942,938
		72,804,392
	Canada — 0.6%
31,388	Canadian Solar, Inc.*	1,169,203
55,580	Franco-Nevada Corp.	6,640,698
		7,809,901
	Chile — 0.3%
4,273,218	Banco de Chile	379,932
22,291	CAP SA	145,669
99,205	Cencosud SA	126,863
62,626	Cencosud Shopping SA	66,030
287,220	Cia Cervecerias Unidas SA, ADR	3,096,231
1,999,467	Colbun SA	177,418
13,513	Empresas Copec SA	87,476
		4,079,619
	China — 32.1%
1,118,000	361 Degrees International, Ltd.*	519,837
400,000	Agile Group Holdings, Ltd.* (a)	92,701
3,574,500	Agricultural Bank of China, Ltd. Class A	1,440,233
17,165,000	Agricultural Bank of China, Ltd. Class H	5,118,837
136	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	China — continued
2,032,000	Air China, Ltd. Class H * (a)	1,548,346
133,000	Airtac International Group	3,042,632
1,874,491	Alibaba Group Holding, Ltd.*	18,802,222
90,293	Alibaba Group Holding, Ltd., ADR*	7,222,537
509,250	A-Living Smart City Services Co., Ltd.	400,216
16,869	Anhui Conch Cement Co., Ltd. Class A	68,281
86,000	Anhui Expressway Co., Ltd. Class H	54,430
948,677	Anhui Guangxin Agrochemical Co., Ltd. Class A	3,450,638
309,999	Anhui Jinhe Industrial Co., Ltd. Class A	1,654,658
159,800	ANTA Sports Products, Ltd.	1,683,133
112,900	Autohome, Inc., ADR	3,247,004
42,800	Autohome, Inc. Class A (a)	307,867
1,975,683	Bank of Chengdu Co., Ltd. Class A	4,555,775
5,342,800	Bank of China, Ltd. Class A	2,324,991
23,343,700	Bank of China, Ltd. Class H	7,619,451
127,950	Beijing Easpring Material Technology Co., Ltd. Class A	1,185,621
118,000	Beijing United Information Technology Co., Ltd. Class A	1,792,877
112,546	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	1,814,104
120,000	Bosideng International Holdings, Ltd.	59,291
205,000	C&D International Investment Group, Ltd.	523,121
795,000	Chengdu Wintrue Holding Co., Ltd. Class A	1,357,103
328,000	China BlueChemical, Ltd. Class H	67,972
969,993	China Coal Energy Co., Ltd. Class A	1,450,211
87,000	China Coal Energy Co., Ltd. Class H	78,670
1,604,000	China Communications Services Corp., Ltd. Class H	538,792
24,103,000	China Construction Bank Corp. Class H	13,869,967
768,000	China Dongxiang Group Co., Ltd.*	31,724
480,000	China Education Group Holdings, Ltd.	354,020
5,800,000	China Feihe, Ltd.	4,047,515
1,681,200	China Hongqiao Group, Ltd.	1,372,438
332,263	China Lesso Group Holdings, Ltd.	306,967
256,000	China Medical System Holdings, Ltd.	305,569
1,368,000	China Meidong Auto Holdings, Ltd.	2,164,395
534,000	China Mengniu Dairy Co., Ltd.*	2,094,467
3,312,300	China Merchants Bank Co., Ltd. Class H	15,324,314
456,000	China Oriental Group Co., Ltd.	72,943
107,500	China Overseas Land & Investment, Ltd.	277,243
109,492	China Pacific Insurance Group Co., Ltd. Class A	312,790
864,200	China Pacific Insurance Group Co., Ltd. Class H	1,584,827
8,651,590	China Petroleum & Chemical Corp. Class A	5,231,527
2,136,000	China Petroleum & Chemical Corp. Class H	910,289
1,781,000	China Reinsurance Group Corp. Class H	109,517
840,000	China Resources Beer Holdings Co., Ltd.	5,818,394
56,000	China Resources Cement Holdings, Ltd.	25,935
53,100	China Resources Gas Group, Ltd.	167,598
504,000	China Resources Land, Ltd.	1,964,792
1,722,487	China Shenhua Energy Co., Ltd. Class A	7,669,947
1,440,600	China Shenhua Energy Co., Ltd. Class H	4,274,429
332,896	China Tourism Group Duty Free Corp., Ltd. Class A	9,243,800
See accompanying Notes to the Financial Statements.	137

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	China — continued
54,000	China Traditional Chinese Medicine Holdings Co., Ltd.	18,654
202,000	China Yuhua Education Corp., Ltd.* (a)	20,651
76,994	China Zhenhua Group Science & Technology Co., Ltd. Class A	1,258,308
118,500	Contemporary Amperex Technology Co., Ltd. Class A	6,651,643
1,164,000	COSCO SHIPPING Holdings Co., Ltd. Class H	1,360,228
3,763,100	CSPC Pharmaceutical Group, Ltd.	3,695,062
14,000	Daqo New Energy Corp., ADR*	743,120
274,000	Dongyue Group, Ltd.	272,448
370,000	ENN Energy Holdings, Ltd.	4,923,214
713,000	ENN Natural Gas Co., Ltd. Class A	1,869,790
530,016	Foshan Haitian Flavouring & Food Co., Ltd. Class A	6,161,512
474,800	Fuyao Glass Industry Group Co., Ltd. Class H	1,906,673
58,300	Gongniu Group Co., Ltd. Class A	1,152,805
1,667,500	Great Wall Motor Co., Ltd. Class H	1,904,134
261,000	Greenland Hong Kong Holdings, Ltd.	17,815
152,000	Greentown Management Holdings Co., Ltd.	128,878
492,000	Guangdong Investment, Ltd.	393,649
400,400	Guangzhou R&F Properties Co., Ltd. Class H * (a)	67,211
712,000	Haichang Ocean Park Holdings, Ltd.* (a)	697,106
26,300	Hangzhou Tigermed Consulting Co., Ltd. Class A	337,699
518,400	Hangzhou Tigermed Consulting Co., Ltd. Class H 144A	4,180,919
295,000	Han's Laser Technology Industry Group Co., Ltd. Class A	1,078,545
105,900	Hello Group, Inc., ADR	489,258
727,000	Henan Shenhuo Coal & Power Co., Ltd. Class A	1,713,260
12,000	Hengan International Group Co., Ltd.	53,415
309,584	Hisense Home Appliances Group Co., Ltd. Class A	488,579
40,410	Hisense Home Appliances Group Co., Ltd. Class H	36,614
11,953	Hollysys Automation Technologies, Ltd.	204,396
303,980	Hongfa Technology Co., Ltd. Class A	1,485,791
36,700	Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	118,531
2,665,100	Industrial & Commercial Bank of China, Ltd. Class A	1,632,867
10,011,535	Industrial & Commercial Bank of China, Ltd. Class H	4,670,221
465,200	Inner Mongolia ERDOS Resources Co., Ltd. Class A	992,452
15,200	Inner Mongolia Yitai Coal Co., Ltd. Class H	19,956
147,200	Jafron Biomedical Co., Ltd. Class A	1,005,770
209,819	JD.com, Inc. Class A	5,298,035
172,459	Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,097,384
479,124	Jiangsu Hengrui Medicine Co., Ltd. Class A	2,369,169
124,993	Jiangsu Yangnong Chemical Co., Ltd. Class A	1,761,699
17,310	JinkoSolar Holding Co., Ltd., ADR* (a)	958,801
484,841	Joyoung Co., Ltd. Class A	1,008,665
108,377	KE Holdings, Inc., ADR*	1,898,765
14,000	Kingboard Holdings, Ltd.	39,336
687,800	Kingsoft Corp., Ltd.	1,820,906
191,500	Koolearn Technology Holding, Ltd.* (a)	718,433
101,000	Kuaishou Technology*	650,789
59,513	Kweichow Moutai Co., Ltd. Class A	15,654,120
765,000	KWG Group Holdings, Ltd.*	93,837
335,000	Lee & Man Paper Manufacturing, Ltd.	107,114
138	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	China — continued
4,683,000	Lenovo Group, Ltd.	3,217,035
153,700	Li Ning Co., Ltd.	1,167,962
342,435	Lier Chemical Co., Ltd. Class A	913,886
116,000	Logan Group Co., Ltd.(a)	8,128
462,500	Longfor Group Holdings, Ltd.	1,310,626
491,912	LONGi Green Energy Technology Co., Ltd. Class A	3,303,901
250,000	Lonking Holdings, Ltd.	36,603
102,491	Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	1,265,000
343,100	Meituan Class B *	7,190,832
789,200	Midea Group Co., Ltd. Class A	5,483,697
119,267	MINISO Group Holding, Ltd., ADR(a)	654,776
468,000	MMG, Ltd.*	111,114
398,012	NARI Technology Co., Ltd. Class A	1,389,482
269,000	NetEase, Inc.	4,084,812
54,900	NetEase, Inc., ADR	4,150,440
2,446,000	Netjoy Holdings, Ltd.(a)	372,415
244,000	Nexteer Automotive Group, Ltd.(a)	131,966
1,136,770	Ningxia Baofeng Energy Group Co., Ltd. Class A	2,128,949
106,265	NIO, Inc. Class A *	1,676,974
30,300	People's Insurance Co. Group of China, Ltd. (The) Class A	21,396
2,851,168	PetroChina Co., Ltd. Class A	2,057,698
4,688,600	PetroChina Co., Ltd. Class H	1,927,972
4,880,000	PICC Property & Casualty Co., Ltd. Class H	5,047,441
64,256	Pinduoduo, Inc., ADR*	4,021,140
636,600	Ping An Insurance Group Co. of China, Ltd. Class A	3,718,374
48,500	Ping An Insurance Group Co. of China, Ltd. Class H	241,149
2,598,900	Postal Savings Bank of China Co., Ltd. Class A	1,629,908
469,000	Powerlong Real Estate Holdings, Ltd.(a)	47,600
1,257,000	Sany Heavy Industry Co., Ltd. Class A	2,458,135
192,100	SF Holding Co., Ltd. Class A	1,278,165
875,100	Shaanxi Coal Industry Co., Ltd. Class A	2,802,747
2,064,750	Shandong Gold Mining Co., Ltd. Class H (a)	3,274,360
750,496	Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	3,081,358
389,000	Shandong Sinocera Functional Material Co., Ltd. Class A	1,587,785
27,783	Shanghai Friendess Electronic Technology Corp., Ltd. Class A	740,697
160,000	Shanghai Fudan Microelectronics Group Co., Ltd. Class H	729,366
39,000	Shenzhen Dynanonic Co., Ltd. Class A	1,547,746
382,400	Shenzhen Inovance Technology Co., Ltd. Class A	3,088,922
196,100	Shenzhou International Group Holdings, Ltd.	1,504,085
150,000	Shougang Fushan Resources Group, Ltd.	43,457
83,000	Silergy Corp.	1,087,994
520,878	Sinopec Engineering Group Co., Ltd. Class H	207,966
418,387	Sinoseal Holding Co., Ltd. Class A	2,101,058
484,963	Sinotruk Hong Kong, Ltd.	404,880
585,500	SITC International Holdings Co., Ltd.	1,072,271
1,200	Sohu.com, Ltd., ADR* (a)	19,284
396,000	Sunac China Holdings, Ltd.* (a)	231,045
235,800	Sunny Optical Technology Group Co., Ltd.	2,216,248
240,514	Sunresin New Materials Co., Ltd. Class A	2,468,940
See accompanying Notes to the Financial Statements.	139

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	China — continued
82,100	Suzhou Maxwell Technologies Co., Ltd. Class A	5,609,731
1,085,400	Tencent Holdings, Ltd.	36,654,960
32,219	Tencent Holdings, Ltd., ADR(a)	1,089,647
113,675	Thunder Software Technology Co., Ltd. Class A	1,691,131
45,993	Tianqi Lithium Corp. Class A *	646,925
444,300	Toly Bread Co., Ltd. Class A	833,592
811,600	Tongcheng Travel Holdings, Ltd.*	1,585,195
278,300	Tongwei Co., Ltd. Class A	1,841,025
2,171,000	TravelSky Technology, Ltd. Class H (a)	3,313,682
410,119	Vipshop Holdings, Ltd., ADR*	3,449,101
173,163	Wanhua Chemical Group Co., Ltd. Class A	2,244,630
125,000	Want Want China Holdings, Ltd.	81,688
911,000	Weichai Power Co., Ltd. Class H	862,209
188,557	Weifu High-Technology Group Co., Ltd. Class A	458,429
331,000	Wuxi Biologics Cayman, Inc.*	1,983,105
574,311	Wuxi Lead Intelligent Equipment Co., Ltd. Class A	3,825,693
96,000	Xtep International Holdings, Ltd.(a)	101,652
156,000	Yangzhou Yangjie Electronic Technology Co., Ltd. Class A	1,085,147
348,139	Yankuang Energy Group Co., Ltd. Class A	2,452,850
106,000	Yankuang Energy Group Co., Ltd. Class H (a)	385,010
58,000	YongXing Special Materials Technology Co., Ltd. Class A	1,008,709
67,196	Yunnan Energy New Material Co., Ltd. Class A	1,648,971
109,431	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	4,102,894
410,000	Zhejiang Expressway Co., Ltd. Class H	278,413
219,800	Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	805,776
212,000	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	2,011,334
249,628	Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	865,085
954,835	Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	1,742,205
3,144,000	Zijin Mining Group Co., Ltd. Class H	3,030,457
1,330,400	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	460,153
322,000	Zylox-Tonbridge Medical Technology Co., Ltd.*	407,797
		410,600,166
	Czech Republic — 0.0%
143,387	Moneta Money Bank AS	403,273
91	Philip Morris CR AS	59,549
		462,822
	Egypt — 0.0%
249,399	Commercial International Bank Egypt SAE	320,698
	Hong Kong — 1.1%
297,800	AIA Group, Ltd.	2,472,423
68,000	China High Speed Transmission Equipment Group Co., Ltd.* (a)	30,483
33,900	Hong Kong Exchanges & Clearing, Ltd.	1,150,974
168,000	Huabao International Holdings, Ltd.(a)	77,045
301,500	Kingboard Laminates Holdings, Ltd.	269,532
169,500	Orient Overseas International, Ltd.(a)	2,956,066
80,000	Truly International Holdings, Ltd.(a)	12,384
140	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Hong Kong — continued
2,203,000	Vinda International Holdings, Ltd.(a)	5,175,652
1,106,000	Vitasoy International Holdings, Ltd.*	1,374,583
		13,519,142
	Hungary — 0.3%
97,084	MOL Hungarian Oil & Gas Plc	540,527
154,518	OTP Bank Nyrt	2,818,929
13,270	Richter Gedeon Nyrt	227,124
		3,586,580
	India — 15.7%
307,248	Ashok Leyland, Ltd.	573,479
104,182	Asian Paints, Ltd.	4,314,831
19,864	Astral, Ltd.	536,808
324,602	Axis Bank, Ltd.	2,906,126
95,272	Bajaj Auto, Ltd.	4,121,303
5,166	Bajaj Consumer Care, Ltd.	9,831
100,951	Bajaj Finance, Ltd.	9,014,859
4,411,800	Bharat Electronics, Ltd.	5,460,627
68,186	Britannia Industries, Ltd.	3,212,457
18	Chambal Fertilisers and Chemicals, Ltd.	70
1,281,122	Cipla, Ltd.	17,408,977
4,763	Clean Science & Technology, Ltd.	101,183
125,631	Coal India, Ltd.	326,022
318,396	Colgate-Palmolive India, Ltd.	6,339,857
203,900	Coromandel International, Ltd.	2,469,320
26,631	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	207,894
47,622	Gujarat State Fertilizers & Chemicals, Ltd.	75,983
154,742	Havells India, Ltd.	2,552,372
742,721	HCL Technologies, Ltd.	8,396,607
619,838	HDFC Bank, Ltd.	10,745,793
43,700	Hindustan Zinc, Ltd.	142,476
857,033	Housing Development Finance Corp., Ltd.	23,874,437
884,525	ICICI Bank, Ltd.	9,317,133
165,240	Indian Hotels Co., Ltd.	674,993
753,917	Infosys, Ltd.	12,922,018
492,756	Infosys, Ltd., ADR	8,362,069
221,414	InterGlobe Aviation, Ltd.*	5,012,527
261,000	ITC, Ltd.	1,060,070
14,550	Jindal Stainless Hisar, Ltd.*	43,752
57	Jindal Stainless, Ltd.*	88
28,167	Karnataka Bank, Ltd. (The)	26,984
283,903	Kotak Mahindra Bank, Ltd.	6,279,736
9,350	Mahanagar Gas, Ltd.	95,240
38,011	Mindtree, Ltd.	1,451,611
682,248	Motherson Sumi Wiring India, Ltd.	723,311
62,831	NBCC India, Ltd.	23,744
87,362	NCC, Ltd.	75,984
562	Oil India, Ltd.	1,205
See accompanying Notes to the Financial Statements.	141

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	India — continued
110,920	Petronet LNG, Ltd.	271,088
13,394	Prestige Estates Projects, Ltd.	73,364
55,586	Redington India, Ltd.	94,714
559,805	Reliance Industries, Ltd.	16,180,504
8	Sobha, Ltd.	63
1,054,000	State Bank of India	6,827,601
12,117	Sun TV Network, Ltd.	75,391
287,120	Syngene International, Ltd.	1,974,407
415,571	Tata Consultancy Services, Ltd.	15,210,134
15,021	Tata Elxsi, Ltd.	1,570,884
52,618	Titan Co., Ltd.	1,670,994
18,532	Tube Investments of India, Ltd.	614,462
836,867	UPL, Ltd.	6,886,822
47,508	Varun Beverages, Ltd.	609,344
69,117	Welspun Corp., Ltd.	224,428
243,044	Yes Bank, Ltd.*	46,642
		201,192,619
	Indonesia — 2.7%
2,891,800	Adaro Energy Indonesia Tbk PT	747,510
4,000,991	Astra International Tbk PT	1,726,106
31,370,100	Bank Central Asia Tbk PT	17,511,989
3,304,000	Bank Mandiri Persero Tbk PT	2,025,834
1,710,400	Bank Pembangunan Daerah Jawa Timur Tbk PT	79,675
31,199,324	Bank Rakyat Indonesia Persero Tbk PT	9,177,918
2,592,700	Bukit Asam Tbk PT	706,427
262,600	Indika Energy Tbk PT	51,456
259,900	Indo Tambangraya Megah Tbk PT	705,101
25,602,900	Panin Financial Tbk PT	823,838
273,200	United Tractors Tbk PT	586,787
		34,142,641
	Italy — 0.6%
274,420	Coca-Cola HBC AG*	5,773,785
284,800	Prada SpA	1,307,371
		7,081,156
	Japan — 0.4%
325,800	Nexon Co., Ltd.	5,697,160
	Macau — 0.1%
321,000	Galaxy Entertainment Group, Ltd.	1,874,204
	Malaysia — 0.0%
150,200	Kossan Rubber Industries Bhd	34,896
	Mexico — 4.3%
2,084,885	America Movil SAB de CV Series L	1,720,166
43,866	America Movil SAB de CV Series L, ADR (a)	722,473
142	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Mexico — continued
39,000	Arca Continental SAB de CV	281,258
182,856	Banco del Bajio SA	463,699
309,671	Credito Real SAB de CV SOFOM ER* (a)	5,390
1,082	El Puerto de Liverpool SAB de CV Class C1 (a)	4,737
266,626	Fomento Economico Mexicano SAB de CV, ADR	16,730,781
17,500	Grupo Aeroportuario del Centro Norte SAB de CV Class B	110,261
773,500	Grupo Aeroportuario del Pacifico SAB de CV Class B	9,809,399
1,856,396	Grupo Financiero Banorte SAB de CV Series O	11,910,663
148,308	Grupo Mexico SAB de CV Series B	501,699
19,300	Orbia Advance Corp. SAB de CV	32,539
69,090	Qualitas Controladora SAB de CV	285,775
89,918	Regional SAB de CV	507,646
104,244	Sitios Latinoamerica SAB de CV	46,607
162,906	Unifin Financiera SAB de CV* (a)	15,474
3,202,400	Wal-Mart de Mexico SAB de CV	11,264,740
		54,413,307
	Netherlands — 1.0%
189,480	Heineken Holding NV(a)	12,931,563
	Panama — 0.0%
498,551	BAC Holding International Co.*	20,402
	Peru — 0.4%
33,738	Credicorp, Ltd.	4,143,026
9,000	Southern Copper Corp.	403,560
		4,546,586
	Philippines — 0.4%
24,260	GT Capital Holdings, Inc.	171,704
25,050	Manila Electric Co.	112,398
9,529,300	Megaworld Corp.	331,922
188,700	Puregold Price Club, Inc.	90,990
2,556,390	Universal Robina Corp.	4,970,569
		5,677,583
	Poland — 0.5%
33,609	Bank Polska Kasa Opieki SA	408,931
7,718	Budimex SA	358,625
66,521	Dino Polska SA*	4,048,053
2,058	KGHM Polska Miedz SA	36,099
32	LPP SA	50,064
129,597	Polski Koncern Naftowy ORLEN SA	1,397,005
293,008	Polskie Gornictwo Naftowe i Gazownictwo SA*	285,618
10,725	Powszechny Zaklad Ubezpieczen SA	49,846
		6,634,241
	Portugal — 0.3%
206,474	Jeronimo Martins SGPS SA	3,845,294
See accompanying Notes to the Financial Statements.	143

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Qatar — 0.1%
37,464	Doha Bank QPSC	23,879
16,324	Qatar Electricity & Water Co. QSC	78,585
276,534	Qatar National Bank QPSC	1,509,108
201,610	Qatar National Cement Co. QSC	254,200
		1,865,772
	Russia — 0.1%
214,920	Evraz Plc(b) (c) (d)	4,798
7,610	Gazprom Neft PJSC(b) (c) (d)	499
1,043,282	Gazprom PJSC(b) (c) (d)	39,598
99,121	Globaltrans Investment Plc, GDR* (b) (c) (d) (e)	3,965
5,000	HeadHunter Group Plc, ADR(b) (c) (d)	750
44,258	LSR Group PJSC* (b) (c) (d)	3,765
136,755	LUKOIL PJSC(b) (c) (d)	111,418
8,543	Magnit PJSC(b) (c) (d)	4,333
4	Magnit PJSC, GDR(b) (c) (d) (e)	0
984,659	Magnitogorsk Iron & Steel Works PJSC(b) (c) (d)	7,789
16,459	MMC Norilsk Nickel PJSC(b) (c) (d)	53,854
9	MMC Norilsk Nickel PJSC, ADR(b) (c) (d)	2
126,700	Mobile Telesystems PJSC, ADR* (b) (c) (d)	7,602
154,250	Novatek PJSC(b) (c) (d)	31,039
1,715,500	Novolipetsk Steel PJSC(b) (c) (d)	52,623
5,323	PhosAgro PJSC(b) (c) (d)	4,480
103	PhosAgro PJSC, ADR(b) (c) (d)	19
2	PhosAgro PJSC, GDR(b) (c) (d) (e)	0
443,510	Polymetal International Plc*	965,968
25,062	Polyus PJSC(b) (c) (d)	45,610
4,954	Ros Agro Plc, GDR* (b) (c) (d) (e)	495
5,496,180	Sberbank of Russia PJSC* (b) (c) (d)	116,892
105,511	Severstal PAO, GDR(b) (c) (d) (e)	16,882
25,625,090	Surgutneftegas PJSC(b) (c) (d)	92,229
598,704	Tatneft PJSC(b) (c) (d)	36,045
16,391	TCS Group Holding Plc, GDR* (b) (c) (d) (e)	8,913
8,773	TCS Group Holding Plc (London Exchange), GDR* (b) (c) (d) (e)	3,158
109,700	VEON, Ltd., ADR*	35,104
47,122	X5 Retail Group NV, GDR(b) (c) (d) (e)	5,655
		1,653,485
	South Africa — 2.9%
381,600	Absa Group, Ltd.(a)	3,726,130
25,218	Anglo American Platinum, Ltd.	1,783,292
3,394	AVI, Ltd.	13,715
69,348	Capitec Bank Holdings, Ltd.	5,986,690
496,964	Clicks Group, Ltd.	7,853,842
2,059,347	FirstRand, Ltd.	6,900,884
3,993	Impala Platinum Holdings, Ltd.	37,314
96,494	Investec, Ltd.	382,647
46,105	Kumba Iron Ore, Ltd.	984,217
159,125	Lewis Group, Ltd.	406,706
144	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	South Africa — continued
59,939	Mr Price Group, Ltd.	572,737
138,000	Nedbank Group, Ltd.	1,523,498
83,691	Ninety One, Ltd.	162,409
79,258	Old Mutual, Ltd.	42,970
8,927	Omnia Holdings, Ltd.	33,474
918,188	RMB Holdings, Ltd.	101,564
124,000	Sasol, Ltd.	1,964,537
64,647	Sibanye Stillwater, Ltd.	150,685
369,343	SPAR Group, Ltd. (The)	2,936,235
49,882	Tiger Brands, Ltd.	468,528
125,797	Truworths International, Ltd.(a)	346,479
23,808	Vodacom Group, Ltd.	160,760
		36,539,313
	South Korea — 7.1%
4,356	AfreecaTV Co., Ltd.	190,832
172	BGF retail Co., Ltd.	19,837
35,185	BNK Financial Group, Inc.	147,250
13,000	Celltrion, Inc.	1,578,868
10,825	Cheil Worldwide, Inc.	170,612
2,616	Daeduck Electronics Co., Ltd.	38,338
3,228	Daou Data Corp.	31,663
17,389	DB HiTek Co., Ltd.	447,679
3,119	DB Insurance Co., Ltd.	119,464
5,457	DL E&C Co., Ltd.	129,366
355	DL Holdings Co., Ltd.	14,116
80,646	Dongwon Development Co., Ltd.	181,252
11,832	Ecopro BM Co., Ltd.(a)	721,341
2,202	Fila Holdings Corp.	47,684
32,593	GS Engineering & Construction Corp.	508,696
163,095	Hana Financial Group, Inc.	4,005,687
46,184	HDC Hyundai Development Co-Engineering & Construction	331,031
43,983	Hyundai Engineering & Construction Co., Ltd.	1,150,881
3,181	Hyundai Glovis Co., Ltd.	358,119
8,307	Hyundai Marine & Fire Insurance Co., Ltd.	169,333
12,476	Hyundai Mobis Co., Ltd.	1,663,123
4,357	Industrial Bank of Korea	28,837
1,625	INTOPS Co., Ltd.	34,213
41,706	JYP Entertainment Corp.	1,696,420
44,485	Kakao Corp.	1,751,065
151,605	KB Financial Group, Inc.	4,592,216
197	KCC Corp.	31,516
1,698	KCC Glass Corp.	47,360
153,959	Kia Corp.	7,683,679
1,492	KIWOOM Securities Co., Ltd.	78,336
1,145	Korea Investment Holdings Co., Ltd.	37,715
1,943	Korea Petrochemical Ind Co., Ltd.	139,103
23,947	Korea Real Estate Investment & Trust Co., Ltd.	22,908
3,632	Korea Zinc Co., Ltd.	1,499,607
See accompanying Notes to the Financial Statements.	145

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	South Korea — continued
129,517	KT&G Corp.	7,836,276
20,483	Kumho Petrochemical Co., Ltd.	1,647,389
10,000	L&F Co., Ltd.*	1,220,064
34,696	LG Corp.	1,792,235
15,005	LG H&H Co., Ltd.	6,580,946
15,389	LG Innotek Co., Ltd.	2,902,682
22,073	LOTTE Fine Chemical Co., Ltd.	861,384
19,917	LX Semicon Co., Ltd.(a)	1,055,716
463	MegaStudyEdu Co., Ltd.	22,977
9,347	Meritz Securities Co., Ltd.	23,822
2,593	NCSoft Corp.	621,038
1,509	Orion Corp.	108,133
15,285	POSCO Holdings, Inc.	2,250,618
3,700	POSCO Holdings, Inc., ADR(a)	135,457
1,644	Samsung Electro-Mechanics Co., Ltd.	127,016
401,808	Samsung Electronics Co., Ltd.	14,763,764
3,105	Samsung Electronics Co., Ltd., GDR	2,814,798
569	Samsung Electronics Co., Ltd. (London Exchange), GDR(a)	459,702
22,061	Samsung Fire & Marine Insurance Co., Ltd.	2,829,773
589	Samsung Life Insurance Co., Ltd.	25,544
7,544	Samsung SDS Co., Ltd.	601,254
3,339	Samsung Securities Co., Ltd.	71,163
54,556	SD Biosensor, Inc.	1,003,778
27,975	Seegene, Inc.(a)	520,542
142,458	Shinhan Financial Group Co., Ltd.	3,313,721
45,000	SIMMTECH Co., Ltd.(a)	913,416
34,061	SK Hynix, Inc.	1,954,357
1,621	SK Square Co., Ltd.*	40,462
4,442	SL Corp.	99,166
2,039	TKG Huchems Co., Ltd.	26,834
1,580	TY Holdings Co., Ltd.*	13,219
479	Unid Co., Ltd.	27,728
3,562	Webzen, Inc.*	36,550
497,650	Woori Financial Group, Inc.	3,697,423
126,257	Woori Technology Investment Co., Ltd.*	406,402
745	Youngone Corp.	22,976
		90,496,472
	Taiwan — 14.2%
205,000	Accton Technology Corp.	1,738,302
128,000	Acer, Inc.	87,821
22,454	Acter Group Corp., Ltd.	70,739
865,003	Advantech Co., Ltd.	7,897,634
78,953	AmTRAN Technology Co., Ltd.	24,089
78,000	Asia Cement Corp.	96,369
412,000	Asia Vital Components Co., Ltd.	1,445,948
12,000	ASROCK, Inc.	31,792
570,998	Asustek Computer, Inc.	4,190,324
28,531	Aten International Co., Ltd.	68,150
146	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Taiwan — continued
1,525,000	Catcher Technology Co., Ltd.	8,239,808
2,441,595	Cathay Financial Holding Co., Ltd.	3,056,461
808,191	Chailease Holding Co., Ltd.	4,598,096
26,000	Channel Well Technology Co., Ltd.	22,587
250,110	Chicony Electronics Co., Ltd.	646,619
434,000	China Development Financial Holding Corp.	162,814
15,000	China Motor Corp.	19,129
46,000	Chipbond Technology Corp.	72,783
14,000	ChipMOS Technologies, Inc.	13,253
176,013	Chong Hong Construction Co., Ltd.	405,533
160,000	Chunghwa Telecom Co., Ltd.	573,360
7,400	Chunghwa Telecom Co., Ltd., ADR	262,922
9,000	Cleanaway Co., Ltd.	49,335
286,416	Coretronic Corp.	493,892
29,000	Co-Tech Development Corp.	34,626
31,000	CTCI Corp.	44,439
468,500	E Ink Holdings, Inc.	3,095,393
3,901,470	E.Sun Financial Holding Co., Ltd.	3,153,614
55,517	Elite Material Co., Ltd.	276,675
74,000	Elite Semiconductor Microelectronics Technology, Inc.	149,177
45,000	eMemory Technology, Inc.	1,588,890
803,400	Evergreen Marine Corp. Taiwan, Ltd.	3,662,800
80,000	Far Eastern New Century Corp.	81,074
90,000	Far EasTone Telecommunications Co., Ltd.	204,815
177,092	Farglory Land Development Co., Ltd.	320,531
273,960	First Financial Holding Co., Ltd.	223,555
7,000	FLEXium Interconnect, Inc.*	19,064
78,000	Formosa Chemicals & Fibre Corp.	168,528
10,000	Formosa International Hotels Corp.	60,396
1,388,000	Formosa Plastics Corp.	3,768,563
192,518	Foxconn Technology Co., Ltd.	276,065
4,853,030	Fubon Financial Holding Co., Ltd.	7,587,447
35,000	Gamania Digital Entertainment Co., Ltd.	63,737
30,000	Getac Technology Corp.	39,668
356,000	Gigabyte Technology Co., Ltd.	979,534
100,000	Global Unichip Corp.	1,827,896
473,400	Gold Circuit Electronics, Ltd.*	1,386,740
850,777	Grand Pacific Petrochemical	469,473
20,000	Greatek Electronics, Inc.	30,858
741,000	HannStar Display Corp.	265,738
90,000	Holtek Semiconductor, Inc.	187,332
1,510,777	Hon Hai Precision Industry Co., Ltd.	4,823,109
188,759	Huaku Development Co., Ltd.	538,007
91,000	IEI Integration Corp.	159,868
3,000	International Games System Co., Ltd.	33,766
76,000	King's Town Bank Co., Ltd.	80,515
39,000	Kung Long Batteries Industrial Co., Ltd.	169,163
67,000	Largan Precision Co., Ltd.	3,493,920
790,443	Lite-On Technology Corp., ADR	1,577,149
See accompanying Notes to the Financial Statements.	147

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Taiwan — continued
131,442	Lotes Co., Ltd.	3,160,147
325,000	Lotus Pharmaceutical Co., Ltd.*	1,665,469
20,000	Makalot Industrial Co., Ltd.	114,847
232,219	MediaTek, Inc.	4,041,574
280,680	Mercuries Life Insurance Co., Ltd.*	55,366
818,899	Micro-Star International Co., Ltd.	2,746,421
220,000	Mitac Holdings Corp.	186,377
596,000	Nan Ya Plastics Corp.	1,252,327
96,000	Nantex Industry Co., Ltd.	107,639
660,000	Nanya Technology Corp.	1,008,048
6,000	Nien Made Enterprise Co., Ltd.	47,237
664,622	Novatek Microelectronics Corp.	4,534,198
7,692	Pharmally International Holding Co., Ltd.* (b) (c)	—
225,000	Phison Electronics Corp.	1,858,773
28,000	Pou Chen Corp.	24,969
641,998	President Chain Store Corp.	5,694,211
106,000	Primax Electronics, Ltd.	211,299
2,437	Quanta Computer, Inc.	5,875
43,000	Radiant Opto-Electronics Corp.	135,424
6,000	Raydium Semiconductor Corp.	40,572
144,000	Shanghai Commercial & Savings Bank, Ltd. (The)	222,366
13,000	Shin Zu Shing Co., Ltd.	36,767
92,190	Shinkong Insurance Co., Ltd.	141,669
81,985	Simplo Technology Co., Ltd.	676,621
379,760	SinoPac Financial Holdings Co., Ltd.	205,918
19,000	Soft-World International Corp.	42,163
11,000	Standard Foods Corp.	13,219
124,000	Syncmold Enterprise Corp.	247,384
59,000	Synnex Technology International Corp.	97,343
344,000	T3EX Global Holdings Corp.	680,726
10,066	Tah Hsin Industrial Corp.	21,226
33,000	TaiDoc Technology Corp.	169,882
5,000	Taiwan Hon Chuan Enterprise Co., Ltd.	13,143
1,806,659	Taiwan Semiconductor Manufacturing Co., Ltd.	23,747,241
539,603	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	36,995,182
47,000	Taiwan Union Technology Corp.	66,426
20,000	Test Research, Inc.	39,249
5,000	Thinking Electronic Industrial Co., Ltd.	18,203
5,000	Topco Scientific Co., Ltd.	24,362
261,583	Transcend Information, Inc.	531,255
176,822	Tripod Technology Corp.	517,801
10,000	Tung Ho Steel Enterprise Corp.	15,596
1,700,351	Uni-President Enterprises Corp.	3,582,649
116,356	United Integrated Services Co., Ltd.	549,495
158,772	Universal, Inc.	112,217
95,000	Walsin Technology Corp.	220,807
1,142,550	Wan Hai Lines, Ltd.	2,373,430
34,000	WPG Holdings, Ltd.	49,503
35,000	WT Microelectronics Co., Ltd.	64,625
148	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Taiwan — continued
4,114,000	Yang Ming Marine Transport Corp.	7,867,535
104,000	Youngtek Electronics Corp.	189,574
656,110	Yuanta Financial Holding Co., Ltd.	402,482
5,506	Yulon Nissan Motor Co., Ltd.	32,838
		181,969,555
	Thailand — 0.9%
334,300	Advanced Info Service PCL, NVDR	1,725,605
6,220,000	Bangkok Dusit Medical Services PCL Class F	4,823,304
91,900	CP ALL PCL, NVDR	136,923
63,200	CP ALL PCL Class F	94,247
7,900	Kasikornbank PCL, NVDR	29,990
33,700	Kasikornbank PCL Class F	129,977
874,800	Pruksa Holding PCL Class F	278,303
717,800	PTT Exploration & Production PCL Class F	3,054,266
552,000	SCB X PCL Class F	1,521,951
611,500	Sri Trang Gloves Thailand PCL, NVDR	184,607
137,600	Supalai PCL Class F	68,946
		12,048,119
	Turkey — 1.0%
4,569,319	Akbank TAS	2,773,957
17,848	Aksa Akrilik Kimya Sanayii AS	55,382
281,000	BIM Birlesik Magazalar AS	1,749,173
118,041	Enerjisa Enerji AS	110,412
192,074	Ford Otomotiv Sanayi AS	3,374,313
1,218,342	KOC Holding AS	2,974,120
33,509	Koza Altin Isletmeleri AS	328,794
16,126	Mavi Giyim Sanayi Ve Ticaret AS Class B	62,515
213,006	Sasa Polyester Sanayi AS*	782,050
		12,210,716
	United Arab Emirates — 0.1%
762,040	Multiply Group*	636,184
	United Kingdom — 0.7%
206,315	Unilever Plc	9,075,792
	United States — 0.6%
34,769	Globant SA*	6,504,585
247,400	JBS SA	1,148,985
		7,653,570
	Uruguay — 0.1%
67,218	Dlocal, Ltd.* (a)	1,379,313
	TOTAL COMMON STOCKS (COST $1,583,581,750)	1,210,729,398
See accompanying Notes to the Financial Statements.	149

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)

	PREFERRED STOCKS — 1.5%
	Brazil — 1.2%
769,676	Banco Bradesco SA, 3.17%	2,823,220
17,001	Cia Energetica de Minas Gerais, 12.82%	33,821
2,176,800	Petroleo Brasileiro SA, 38.60%	11,993,056
4,300	Unipar Carbocloro SA, 16.85%, Class B	76,311
		14,926,408
	Chile — 0.0%
147,146	Embotelladora Andina SA, 16.21%, Series B	257,462
	Colombia — 0.0%
182,223	Grupo Aval Acciones y Valores SA, 5.06%	23,006
	South Korea — 0.3%
120,305	Samsung Electronics Co., Ltd., 2.31%	3,914,545
	Taiwan — 0.0%
41,879	Chailease Holding Co., Ltd., 3.85%	130,029
	TOTAL PREFERRED STOCKS (COST $21,403,340)	19,251,450

	RIGHTS — 0.0%
	Brazil — 0.0%
452	Localiza Rent a Car SA	919
	TOTAL RIGHTS (COST $—)	919

	WARRANTS — 0.1%
	China — 0.1%
158,675	Guangdong Yizumi Precision Machinery Co. Ltd., Expires 05/26/23* (c)	408,144
10,954	iRay Technology Co. Ltd., Expires 06/13/23*	805,404
47,189	Ninebot, Ltd., Expires 08/28/23*	254,937
		1,468,485
	TOTAL WARRANTS (COST $1,437,995)	1,468,485

150	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 0.5%
	Mutual Fund - Securities Lending Collateral — 0.5%
6,273,318	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.94%(f) (g)	6,273,318
	TOTAL SHORT-TERM INVESTMENT (COST $6,273,317)	6,273,318
	TOTAL INVESTMENTS — 96.7% (Cost $1,612,696,402)	1,237,723,570
	Other Assets and Liabilities (net) — 3.3%	42,102,883
	NET ASSETS — 100.0%	$1,279,826,453

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(c)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,060,557 which represents 0.1% of net assets. The aggregate cost of these securities held at September 30, 2022 was $85,925,823.
(d)	Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $652,413 which represents 0.0% of net assets. The aggregate cost of these securities held at September 30, 2022 was $85,475,145.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $39,068, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(f)	The rate disclosed is the 7-day net yield as of September 30, 2022.
(g)	Represents an investment of securities lending cash collateral.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $4,180,919 which represents 0.3% of net assets.
At September 30, 2022, the Fund held the following restricted securities:
Restricted Securities	Acquisition Date	Share Amount		Cost	Value
Globaltrans Investment Plc	03/05/21	USD	99,121	$ 680,748	$ 3,965
Magnit PJSC	07/22/22	USD	4	0	0
PhosAgro PJSC	08/11/22	USD	2	40	0
Ros Agro Plc	02/09/22	USD	4,954	71,692	495
Severstal PAO	03/04/21	USD	105,511	2,093,359	16,882
TCS Group Holding Plc	10/20/21	RUB	16,391	1,550,503	8,913
TCS Group Holding Plc (London Exchange)	03/04/21	USD	8,773	527,567	3,158
See accompanying Notes to the Financial Statements.	151

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Restricted Securities — (continued)	Acquisition Date	Share Amount		Cost	Value
X5 Retail Group NV	03/05/21	USD	47,122	$1,547,335	$ 5,655
					$39,068
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buy
1,241	MSCI Emerging Markets E-mini Index	Dec 2022	$54,076,575	$(2,513,284)
Sales
41	SGX Nifty 50 Index	Oct 2022	$ 1,401,216	$ 16,163

Currency Abbreviations
RUB	—	Russian Ruble
USD	—	U.S. Dollar

Abbreviations
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
NVDR	—	Non-Voting Depository Receipt
152	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Industry Sector Summary (Unaudited)	% of Net Assets
Financial	22.7
Technology	16.0
Consumer, Non-cyclical	15.7
Industrial	9.9
Communications	9.0
Consumer, Cyclical	8.7
Basic Materials	6.8
Energy	6.4
Utilities	0.7
Diversified	0.3
Short-Term Investment	0.5
Other Assets and Liabilities (net)	3.3
100.0%
See accompanying Notes to the Financial Statements.	153

Mercer Global Low Volatility Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	COMMON STOCKS — 94.7%
	Australia — 1.4%
121,781	Aurizon Holdings, Ltd.	268,950
82,414	Australia & New Zealand Banking Group, Ltd.	1,202,805
19,464	Australian Clinical Labs, Ltd.	44,241
262,655	Charter Hall Long Wale REIT REIT	670,314
15,177	EBOS Group, Ltd.	321,747
177,785	Newcrest Mining, Ltd.	1,944,295
17,473	Orica, Ltd.	147,457
707,752	Perseus Mining, Ltd.	700,739
27,146	Rio Tinto Plc	1,469,993
5,957	Rio Tinto Plc, ADR(a)	327,992
294,228	Sonic Healthcare, Ltd.	5,754,688
58,141	South32, Ltd.	135,080
798,475	Telstra Corp., Ltd.(a)	1,967,116
		14,955,417
	Austria — 0.0%
14,180	Telekom Austria AG Class A *	81,807
	Belgium — 0.0%
1,029	Deme Group NV*	106,666
	Bermuda — 0.0%
3,573	RenaissanceRe Holdings, Ltd.	501,613
	Brazil — 0.1%
35,240	Yara International ASA	1,230,766
	Burkina Faso — 0.0%
25,166	Endeavour Mining Plc	456,772
	Canada — 3.6%
48,200	Atco, Ltd. Class I	1,489,094
4,900	Bank of Nova Scotia (The)	234,293
51,090	BCE, Inc.	2,142,715
165,935	Canadian Pacific Railway, Ltd.	11,071,183
82,200	Canadian Utilities, Ltd. Class A	2,149,446
6,200	Canadian Western Bank	101,480
47,600	Cenovus Energy, Inc.	735,106
4,500	Cogeco, Inc.	180,452
641	E-L Financial Corp., Ltd.	397,699
6,100	Emera, Inc.	248,120
73,200	Empire Co., Ltd. Class A	1,830,466
6,900	Evertz Technologies, Ltd.	61,666
27,900	George Weston, Ltd.	2,936,703
93,600	Great-West Lifeco, Inc.	2,031,332
26,000	Loblaw Cos., Ltd.	2,069,706
12,700	National Bank of Canada	800,237
58,100	North West Co., Inc. (The)(a)	1,352,657
154	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Canada — continued
14,200	Power Corp. of Canada(a)	321,710
900	Richelieu Hardware, Ltd.(a)	25,106
25,400	Royal Bank of Canada	2,299,042
5,246	SmartCentres Real Estate Investment Trust REIT	99,075
76,400	Stella-Jones, Inc.	2,156,248
31,700	Sun Life Financial, Inc.	1,267,262
19,900	TMX Group, Ltd.	1,840,176
104,600	Western Forest Products, Inc.	100,485
39,600	Winpak, Ltd.	1,294,879
		39,236,338
	China — 0.6%
2,331,162	CITIC Telecom International Holdings, Ltd.	754,357
151,000	Kerry Logistics Network, Ltd.	241,218
81,329	NetEase, Inc., ADR	6,148,472
		7,144,047
	Denmark — 0.6%
918	AP Moller - Maersk AS Class B	1,662,157
2,874	DSV AS	332,965
4,799	Genmab AS*	1,546,211
22,523	Novo Nordisk AS Class B	2,243,952
7,490	Novozymes AS Class B	373,410
		6,158,695
	Finland — 0.1%
675	Orion OYJ Class A	28,746
15,009	Orion OYJ Class B	632,356
		661,102
	France — 2.8%
18,224	Air Liquide SA	2,074,261
9,271	Arkema SA	675,896
1,035	Boiron SA	44,775
7,951	Bureau Veritas SA	177,491
9,347	Cie des Alpes*	112,512
24,501	Danone SA	1,153,939
1,590	Dassault Aviation SA	180,508
7,390	Dassault Systemes SE	253,918
4,394	IPSOS	195,430
25,875	Legrand SA	1,671,072
3,852	L'Oreal SA	1,226,045
552	Manutan International	32,425
158,695	Orange SA	1,434,450
811	Pernod Ricard SA	148,176
97,593	Safran SA	8,869,979
27,169	Sanofi	2,072,699
304	Savencia SA	15,183
4,673	Societe BIC SA	296,742
214	Societe LDC SA	19,453
See accompanying Notes to the Financial Statements.	155

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	France — continued
1,227	Somfy SA	114,346
554	Stef SA	40,348
2,355	Thales SA	259,650
397	Trigano SA	34,814
1,091	Vetoquinol SA	84,653
1,167	Vilmorin & Cie SA	45,701
107,500	Vinci SA	8,631,457
11,064	Wendel SE	791,044
		30,656,967
	Georgia — 0.0%
6,424	Bank of Georgia Group Plc	140,921
	Germany — 1.3%
17,931	Bayer AG	827,140
8,323	Bayerische Motoren Werke AG	568,804
91,368	Beiersdorf AG	9,037,695
11,517	Deutsche Boerse AG	1,895,350
14,007	Evonik Industries AG	236,100
14,012	Freenet AG	267,218
7,861	GEA Group AG	256,953
2,128	McKesson Europe AG	42,029
3,491	Merck KGaA	569,510
6,041	Symrise AG Class A	594,199
		14,294,998
	Hong Kong — 0.8%
77,200	Bank of East Asia, Ltd. (The)	84,264
131,000	CLP Holdings, Ltd.	987,134
352,136	Dah Sing Banking Group, Ltd.	231,981
342,000	Emperor International Holdings, Ltd.	26,521
580,500	HK Electric Investments & HK Electric Investments, Ltd.	406,855
1,666,000	HKT Trust & HKT, Ltd.	1,948,465
16,000	Hong Kong Ferry Holdings Co., Ltd.(a)	13,096
49,000	Kowloon Development Co., Ltd.	56,616
249,000	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	24,837
38,000	Liu Chong Hing Investment, Ltd.	32,387
12,000	Miramar Hotel & Investment(a)	18,324
3,690,000	PCCW, Ltd.	1,666,903
373,000	Power Assets Holdings, Ltd.	1,864,236
300,000	Regal Hotels International Holdings, Ltd.*	111,976
219,000	Regal Real Estate Investment Trust REIT	29,851
110,855	SmarTone Telecommunications Holdings, Ltd.	58,014
58,000	Transport International Holdings, Ltd.	70,547
230,163	VTech Holdings, Ltd.	1,315,219
3,000	Wing On Co. International, Ltd.	5,427
		8,952,653
	Indonesia — 0.0%
229,900	Bumitama Agri, Ltd.	91,360
156	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Israel — 1.1%
119,697	Bank Hapoalim BM	1,009,948
48,659	Bank Leumi Le-Israel BM	415,400
65,471	Check Point Software Technologies, Ltd.*	7,334,061
17,432	First International Bank Of Israel, Ltd. (The)	707,387
15,037	ICL Group, Ltd.	120,824
3	Isracard, Ltd.	8
634,876	Isramco Negev 2, LP*	216,653
1,038	Mizrahi Tefahot Bank, Ltd.	36,365
33,680	Radware, Ltd.*	733,887
41,344	Strauss Group, Ltd.	983,413
		11,557,946
	Italy — 0.2%
190,687	Eni SpA	2,024,974
91,801	Snam SpA	370,684
		2,395,658
	Japan — 4.5%
5,500	Amano Corp.	92,521
50,700	Arcs Co., Ltd.	722,120
71,200	Autobacs Seven Co., Ltd.	687,035
7,200	Axial Retailing, Inc.(a)	161,246
2,100	Belc Co., Ltd.	77,944
2,500	Benesse Holdings, Inc.(a)	37,028
19,300	Calbee, Inc.	412,539
12,100	Canon Marketing Japan, Inc.	267,886
3,500	Canon, Inc.(a)	76,326
6,500	Cawachi, Ltd.	95,338
11,900	Doshisha Co., Ltd.	118,639
30,189	Earth Corp.	1,078,193
28,000	Ezaki Glico Co., Ltd.	690,065
4,800	Fujicco Co., Ltd.	63,397
18,900	Heiwado Co., Ltd.(a)	259,895
114,700	Hitachi Metals, Ltd.*	1,724,326
18,500	Hokuto Corp.	242,207
19,200	House Foods Group, Inc.	383,083
65,700	Hyakugo Bank, Ltd. (The)	144,048
3,700	Inaba Denki Sangyo Co., Ltd.	69,735
18,400	Itochu Enex Co., Ltd.	130,049
148,901	Japan Tobacco, Inc.	2,443,761
7,300	J-Oil Mills, Inc.(a)	78,163
43,855	Kaken Pharmaceutical Co., Ltd.	1,157,327
15,300	Kato Sangyo Co., Ltd.(a)	353,504
77,200	KDDI Corp.	2,264,037
26,300	Kewpie Corp.	431,353
1,900	Komeri Co., Ltd.	36,319
30,700	Kuraray Co., Ltd.	215,240
82,500	KYORIN Holdings, Inc.	1,006,249
15,500	Lawson, Inc.	506,230
See accompanying Notes to the Financial Statements.	157

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
23,800	Lintec Corp.	365,814
2,900	Maruichi Steel Tube, Ltd.	59,389
16,600	McDonald's Holdings Co. Japan, Ltd.	578,179
47,700	MEIJI Holdings Co., Ltd.	2,115,695
5,600	Miroku Jyoho Service Co., Ltd.	55,516
96,700	Mitsubishi Electric Corp.	873,449
26,600	Mitsubishi Shokuhin Co., Ltd.	598,472
93,100	Mizuho Financial Group, Inc.	1,005,744
28,800	Mochida Pharmaceutical Co., Ltd.	672,750
5,200	Morinaga & Co., Ltd.	142,582
8,700	Morinaga Milk Industry Co., Ltd.	255,021
18,300	MS&AD Insurance Group Holdings, Inc.	484,237
37,000	Nichirei Corp.	610,280
68,100	Nippn Corp.	731,539
3,000	Nippon Kanzai Co., Ltd.	52,454
17,100	Nippon Kayaku Co., Ltd.(a)	137,088
96,000	Nippon Telegraph & Telephone Corp.	2,589,621
19,100	Nisshin Oillio Group, Ltd. (The)	421,910
69,500	Nisshin Seifun Group, Inc.(a)	705,521
2,500	Nissin Foods Holdings Co., Ltd.	173,544
1,300	Ohsho Food Service Corp.	57,468
57,600	Okinawa Cellular Telephone Co.	1,012,152
22,900	Okinawa Electric Power Co., Inc. (The)(a)	166,919
41,800	Otsuka Holdings Co., Ltd.	1,325,682
800	S&B Foods, Inc.	20,562
15,300	San-A Co., Ltd.	461,767
96,200	Sankyo Co., Ltd.	2,900,943
9,200	Santen Pharmaceutical Co., Ltd.	61,649
36,500	Secom Co., Ltd.	2,073,633
301,300	Seven Bank, Ltd.	539,589
51,900	Shinmaywa Industries, Ltd.	348,678
25,859	Showa Sangyo Co., Ltd.(a)	443,026
9,800	SKY Perfect JSAT Holdings, Inc.	35,046
220,200	Softbank Corp.(a)	2,201,926
21,100	Sompo Holdings, Inc.	840,857
3,100	Takeda Pharmaceutical Co., Ltd.	80,505
131,100	Teijin, Ltd.(a)	1,271,791
34,100	Toho Holdings Co., Ltd.(a)	457,183
64,100	TOKAI Holdings Corp.	386,024
83,400	Tokio Marine Holdings, Inc.	1,482,165
32,400	Tokuyama Corp.(a)	390,472
4,800	Toyo Ink SC Holdings Co., Ltd.	63,089
48,600	Trend Micro, Inc.	2,631,823
1,500	Tv Tokyo Holdings Corp.	19,590
35,200	United Super Markets Holdings, Inc.(a)	255,582
4,600	Valor Holdings Co., Ltd.(a)	56,593
50,400	Vital KSK Holdings, Inc.	226,269
4,300	Wowow, Inc.	39,546
5,400	Yaoko Co., Ltd.(a)	244,913
158	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
18,400	ZERIA Pharmaceutical Co., Ltd.(a)	262,031
		49,012,081
	Jordan — 0.1%
42,227	Hikma Pharmaceuticals Plc	639,194
	Netherlands — 1.4%
24,647	ASML Holding NV	10,219,185
30,252	Koninklijke Ahold Delhaize NV	770,021
16,414	Shell Plc	408,293
75,047	Shell Plc (Amsterdam Exchange)	1,871,360
21,598	Wolters Kluwer NV	2,101,946
		15,370,805
	New Zealand — 0.3%
18,258	Arvida Group, Ltd.	14,888
4,996	Fletcher Building, Ltd.	13,692
123,665	Freightways, Ltd.	685,982
6,051	Mainfreight, Ltd.	230,134
12,042	Port of Tauranga, Ltd.	43,948
791,811	Spark New Zealand, Ltd.	2,241,902
3,702	Warehouse Group, Ltd. (The)	6,480
		3,237,026
	Norway — 0.4%
3,424	DNB Bank ASA	54,165
63,340	Equinor ASA	2,087,503
14,309	Kongsberg Gruppen ASA	433,699
39,139	Orkla ASA	283,957
32,239	SpareBank 1 SMN	328,927
12,453	Sparebanken Vest	93,501
112,637	Telenor ASA	1,027,167
16,762	Veidekke ASA	124,858
		4,433,777
	Portugal — 0.1%
7,715	Corticeira Amorim SGPS SA	68,734
71,652	Jeronimo Martins SGPS SA	1,334,420
		1,403,154
	Puerto Rico — 0.2%
27,300	Popular, Inc.	1,967,238
	Singapore — 0.6%
4,600	Best World International, Ltd.* (a) (b) (c)	—
1,900	DBS Group Holdings, Ltd.	43,969
13,600	Frasers Property, Ltd.	9,293
12,000	Great Eastern Holdings, Ltd.	156,973
44,804	Hong Leong Finance, Ltd.(a)	73,854
22,000	Hour Glass, Ltd. (The)	32,094
See accompanying Notes to the Financial Statements.	159

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Singapore — continued
39,200	Jardine Cycle & Carriage, Ltd.	917,903
2,804,449	NetLink NBN Trust	1,767,837
48,700	Oversea-Chinese Banking Corp., Ltd.	399,299
11,900	SBS Transit, Ltd.	22,428
1,888,801	Sheng Siong Group, Ltd.	2,077,414
19,400	Singapore Exchange, Ltd.	127,309
33,000	Singapore Land Group, Ltd.	53,859
556,300	Singapore Technologies Engineering, Ltd.	1,380,295
723	STMicroelectronics NV	22,299
		7,084,826
	South Africa — 0.0%
12,779	Anglo American Plc	385,946
	South Korea — 0.3%
3,448	Samsung Electronics Co., Ltd., GDR(d)	3,125,740
	Spain — 0.6%
53,846	Aena SME SA*	5,569,323
60,089	Cia de Distribucion Integral Logista Holdings SA	1,092,991
		6,662,314
	Sweden — 0.3%
35,072	Axfood AB	802,067
67,353	Swedish Orphan Biovitrum AB*	1,303,836
132,061	Telefonaktiebolaget LM Ericsson Class B (a)	769,098
		2,875,001
	Switzerland — 1.1%
4,888	AEVIS VICTORIA SA	93,764
1,348	Banque Cantonale de Geneve	230,650
13,729	Banque Cantonale Vaudoise	1,302,647
529	Barry Callebaut AG	997,141
168	Basellandschaftliche Kantonalbank	156,969
1,567	Berner Kantonalbank AG(a)	342,095
12,362	BKW AG	1,476,329
147	Chocoladefabriken Lindt & Spruengli AG	1,423,923
1,163	Emmi AG	907,327
15	Graubuendner Kantonalbank	25,844
402	Huber + Suhner AG	31,698
307	Luzerner Kantonalbank AG	126,512
33,537	Novartis AG	2,562,998
5,540	Sonova Holding AG	1,221,332
934	St. Galler Kantonalbank AG	428,592
4,973	Swiss Prime Site AG	396,584
52	Swisscom AG	24,348
603	Thurgauer Kantonalbank	72,251
796	TX Group AG	97,181
4,965	Valiant Holding AG	471,754
44	Walliser Kantonalbank	4,963
160	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	Switzerland — continued
10	Warteck Invest AG	21,927
45	Zug Estates Holding AG Class B	77,580
		12,494,409
	United Kingdom — 3.1%
561,417	Alliance Pharma Plc	349,612
1,193,775	BAE Systems Plc	10,485,951
23,292	BP Plc, ADR	664,987
17,163	Bunzl Plc	522,189
5,442	Croda International Plc	388,658
24,859	Diageo Plc	1,041,750
88,135	Howden Joinery Group Plc	490,271
13,428	Impact Healthcare Reit Plc REIT Class B	15,395
103,917	Imperial Brands Plc	2,143,927
27,142	Inchcape Plc	204,207
175,040	Pan African Resources Plc	34,230
9,491	PZ Cussons Plc	20,554
12,176	Reckitt Benckiser Group Plc	804,548
84,456	RELX Plc	2,061,330
214,288	Sage Group Plc (The)	1,648,306
116,570	Spirent Communications Plc	341,521
300,220	St. James's Place Plc	3,423,856
205,408	Tesco Plc	470,221
211,651	Unilever Plc	9,330,765
3,263	Victrex Plc	60,303
		34,502,581
	United States — 69.1%
21,200	3M Co.	2,342,600
48,000	Abbott Laboratories	4,644,480
28,300	AbbVie, Inc.	3,798,143
19,437	Accenture Plc Class A	5,001,140
12,575	Adobe, Inc.*	3,460,640
76,600	Albertsons Cos., Inc. Class A	1,904,276
182,220	Alphabet, Inc. Class A *	17,429,343
84,800	Altria Group, Inc.	3,424,224
84,894	Amazon.com, Inc.*	9,593,022
50,671	Amdocs, Ltd.	4,025,811
2,550	Amerco	1,298,511
6,178	Ameren Corp.	497,638
32,113	American Electric Power Co., Inc.	2,776,169
6,500	American Water Works Co., Inc.	846,040
21,500	AmerisourceBergen Corp. Class A	2,909,595
16,300	Amgen, Inc.	3,674,020
6,546	ANSYS, Inc.*	1,451,248
42,200	Apple, Inc.	5,832,040
18,300	Arch Capital Group, Ltd.*	833,382
43,900	Archer-Daniels-Midland Co.	3,531,755
14,300	Arrow Electronics, Inc.*	1,318,317
See accompanying Notes to the Financial Statements.	161

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	United States — continued
15,984	Arthur J. Gallagher & Co.	2,736,780
2,400	Aspen Technology, Inc.*	571,680
38,342	Autodesk, Inc.*	7,162,286
46,658	Automatic Data Processing, Inc.	10,553,573
1,500	AutoNation, Inc.*	152,805
1,100	AutoZone, Inc.*	2,356,123
14,200	AvalonBay Communities, Inc. REIT	2,615,498
6,500	Avery Dennison Corp.	1,057,550
29,800	Axis Capital Holdings, Ltd.	1,464,670
102,477	Baxter International, Inc.	5,519,411
64,049	Becton Dickinson and Co.	14,272,039
19,672	Berkshire Hathaway, Inc. Class B *	5,252,817
2,900	Biogen, Inc.*	774,300
9,800	BioMarin Pharmaceutical, Inc.*	830,746
13,400	Bio-Rad Laboratories, Inc. Class A *	5,589,676
8,300	BJ's Wholesale Club Holdings, Inc.*	604,323
12,300	BOK Financial Corp.	1,092,978
6,162	Booking Holdings, Inc.*	10,125,460
79,655	Bristol-Myers Squibb Co.	5,662,674
11,800	Broadcom, Inc.	5,239,318
6,600	CACI International, Inc. Class A *	1,722,996
26,535	Cadence Design Systems, Inc.*	4,336,615
21,200	Camden Property Trust REIT	2,532,340
4,000	Campbell Soup Co.	188,480
13,700	Casey's General Stores, Inc.	2,774,524
90,400	Catalent, Inc.*	6,541,344
12,900	Cboe Global Markets, Inc.	1,514,073
6,500	CDW Corp.	1,014,520
18,700	Celanese Corp. Class A	1,689,358
28,700	CH Robinson Worldwide, Inc.	2,764,097
70,802	Charles Schwab Corp. (The)	5,088,540
31,000	Charter Communications, Inc. Class A *	9,403,850
5,700	Chemed Corp.	2,488,392
3,100	Chevron Corp.	445,377
20,200	Chubb, Ltd.	3,673,976
11,000	Cirrus Logic, Inc.*	756,800
115,800	Cisco Systems, Inc.	4,632,000
18,800	Clean Harbors, Inc.*	2,067,624
51,883	CMS Energy Corp.	3,021,666
89,800	Coca-Cola Co. (The)	5,030,596
42,300	Colgate-Palmolive Co.	2,971,575
29,149	Consolidated Edison, Inc.	2,499,818
22,405	Cooper Cos., Inc. (The)	5,912,680
9,500	Copart, Inc.*	1,010,800
13,000	Costco Wholesale Corp.	6,139,510
113,000	CVS Health Corp.	10,776,810
1,022	Danaher Corp.	263,972
28,100	Dell Technologies, Inc. Class C	960,177
32,240	Diversified Energy Co. Plc	46,521
162	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	United States — continued
29,277	DTE Energy Co.	3,368,319
33,400	Duke Energy Corp.	3,106,868
1,700	Ecolab, Inc.	245,514
87,772	Electronic Arts, Inc.	10,156,098
9,600	Elevance Health, Inc.	4,360,704
22,467	Eli Lilly & Co.	7,264,704
6,860	Embecta Corp.	197,499
8,800	Essex Property Trust, Inc. REIT	2,131,624
33,582	Estee Lauder Cos., Inc. (The) Class A	7,250,354
11,514	Everest Re Group, Ltd.	3,021,734
51,800	Evergy, Inc.	3,076,920
57,700	Exelon Corp.	2,161,442
35,900	Expeditors International of Washington, Inc.	3,170,329
17,100	Extra Space Storage, Inc. REIT	2,953,341
41,300	Exxon Mobil Corp.	3,605,903
16,113	Factset Research Systems, Inc.	6,446,972
500	Fair Isaac Corp.*	206,005
10,500	FedEx Corp.	1,558,935
107,900	Fiserv, Inc.*	10,096,203
18,500	Flowers Foods, Inc.	456,765
132,913	Fox Corp. Class A	4,077,771
4,400	FTI Consulting, Inc.*	729,124
15,000	General Dynamics Corp.	3,182,550
7,900	General Mills, Inc.	605,219
64,029	Genpact, Ltd.	2,802,549
46,900	Gilead Sciences, Inc.	2,893,261
82,141	GSK Plc	1,197,839
772	GSK Plc, ADR(a)	22,720
13,046	Hanover Insurance Group, Inc. (The)	1,671,714
46,000	Hartford Financial Services Group, Inc. (The)	2,849,240
51,400	Hawaiian Electric Industries, Inc.	1,781,524
31,100	Henry Schein, Inc.*	2,045,447
20,226	Hershey Co. (The)	4,459,226
10,200	Highwoods Properties, Inc. REIT	274,992
9,164	Home Depot, Inc. (The)	2,528,714
1,400	Humana, Inc.	679,266
10,200	Huntington Ingalls Industries, Inc.	2,259,300
30,281	ICON Plc, ADR*	5,565,042
23,200	IDACORP, Inc.	2,297,032
21,131	Illumina, Inc.*	4,031,584
27,200	Ingredion, Inc.	2,190,144
49,848	Intercontinental Exchange, Inc.	4,503,767
20,100	International Business Machines Corp.	2,388,081
35,186	Intuit, Inc.	13,628,242
9,200	IQVIA Holdings, Inc.*	1,666,488
500	Jack Henry & Associates, Inc.	91,135
12,800	Jazz Pharmaceuticals Plc*	1,706,112
23,400	JB Hunt Transport Services, Inc.	3,660,228
100,982	Johnson & Johnson	16,496,420
See accompanying Notes to the Financial Statements.	163

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	United States — continued
31,500	JPMorgan Chase & Co.	3,291,750
15,500	Keysight Technologies, Inc.*	2,439,080
15,600	Kraft Heinz Co. (The)	520,260
90,500	Kroger Co. (The)	3,959,375
12,700	Laboratory Corp. of America Holdings	2,601,087
300	Lam Research Corp.	109,800
17,800	Landstar System, Inc.	2,569,786
16,500	Life Storage, Inc. REIT	1,827,540
300	Littelfuse, Inc.	59,607
9,100	Lockheed Martin Corp.	3,515,239
2,100	Loews Corp.	104,664
3,200	Lowe's Cos., Inc.	600,992
12,700	LyondellBasell Industries NV Class A	956,056
9,900	Manhattan Associates, Inc.*	1,316,997
2,520	Markel Corp.*	2,732,234
35,721	Mastercard, Inc. Class A	10,156,909
13,900	McKesson Corp.	4,724,193
18,306	Medtronic Plc	1,478,210
69,134	Merck & Co., Inc.	5,953,820
51,300	Meta Platforms, Inc. Class A *	6,960,384
118,026	Microsoft Corp.	27,488,255
17,625	Mid-America Apartment Communities, Inc. REIT	2,733,109
6,300	Molina Healthcare, Inc.*	2,077,992
62,862	Moody's Corp.	15,282,381
118,618	Nestle SA	12,875,883
3,300	NewMarket Corp.	992,739
70,051	Newmont Corp.	2,944,244
12,880	NextEra Energy, Inc.	1,009,921
2,400	Northrop Grumman Corp.	1,128,768
12,000	Old Dominion Freight Line, Inc.	2,985,240
56,300	Old Republic International Corp.	1,178,359
53,414	Oracle Corp.	3,261,993
2,800	O'Reilly Automotive, Inc.*	1,969,380
16,200	Organon & Co.	379,080
300	PACCAR, Inc.	25,107
18,300	Packaging Corp. of America	2,054,907
1,200	Paychex, Inc.	134,652
35,948	PepsiCo, Inc.	5,868,870
128,434	Pfizer, Inc.	5,620,272
153,845	Philip Morris International, Inc.	12,770,673
48,880	Procter & Gamble Co. (The)	6,171,100
12,600	Public Storage REIT	3,689,406
53,168	QIAGEN NV*	2,194,775
20,595	QIAGEN NV (London Exchange)*	866,319
2,900	QUALCOMM, Inc.	327,642
28,650	Raymond James Financial, Inc.	2,831,193
4,250	Regeneron Pharmaceuticals, Inc.*	2,927,698
30,504	Republic Services, Inc. Class A	4,149,764
34,953	Roche Holding AG	11,425,110
164	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Shares	Description	Value ($)
	United States — continued
8,700	Roper Technologies, Inc.	3,128,868
27,000	Royal Gold, Inc.	2,533,140
20,447	S&P Global, Inc.	6,243,491
59,800	Schneider National, Inc. Class B	1,213,940
17,600	Science Applications International Corp.	1,556,368
100	Seaboard Corp.	340,266
4,300	Seagen, Inc.*	588,369
12,500	Sempra Energy	1,874,250
27,000	Service Corp. International	1,558,980
1,350	ServiceNow, Inc.*	509,774
23,800	Southern Co. (The)	1,618,400
13,500	SS&C Technologies Holdings, Inc.	644,625
13,772	Synopsys, Inc.*	4,207,484
6,100	Target Corp.	905,179
14,000	Tetra Tech, Inc.	1,799,420
31,300	Texas Instruments, Inc.	4,844,614
26,300	Textron, Inc.	1,532,238
25,700	TFS Financial Corp.	334,100
18,327	Thermo Fisher Scientific, Inc.	9,295,271
31,100	T-Mobile US, Inc.*	4,172,687
20,500	Travelers Cos., Inc. (The)	3,140,600
2,200	Tyler Technologies, Inc.*	764,500
37,200	Tyson Foods, Inc. Class A	2,452,596
3,400	Ulta Beauty, Inc.*	1,364,046
24,200	United Parcel Service, Inc. Class B	3,909,268
7,300	United Therapeutics Corp.*	1,528,474
28,502	UnitedHealth Group, Inc.	14,394,650
52,995	VeriSign, Inc.*	9,205,232
133,712	Verizon Communications, Inc.	5,077,045
9,500	Vertex Pharmaceuticals, Inc.*	2,750,630
118,727	Visa, Inc. Class A	21,091,852
29,281	VMware, Inc. Class A	3,117,255
40,236	Walmart, Inc.	5,218,609
28,585	Waste Management, Inc.	4,579,603
37,500	WEC Energy Group, Inc.	3,353,625
1,000	White Mountains Insurance Group, Ltd.	1,303,020
6,400	Wintrust Financial Corp.	521,920
35,959	Xcel Energy, Inc.	2,301,376
46,800	Zions Bancorp NA	2,380,248
26,000	Zoetis, Inc.	3,855,540
		758,071,464
	TOTAL COMMON STOCKS (COST $1,102,921,784)	1,039,889,282

See accompanying Notes to the Financial Statements.	165

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2022 (Unaudited)
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 0.5%
	Mutual Fund - Securities Lending Collateral — 0.5%
5,399,677	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.94%(e) (f)	5,399,677
	TOTAL SHORT-TERM INVESTMENT (COST $5,399,677)	5,399,677
	TOTAL INVESTMENTS — 95.2% (Cost $1,108,321,461)	1,045,288,959
	Other Assets and Liabilities (net) — 4.8%	52,161,361
	NET ASSETS — 100.0%	$1,097,450,320

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Security fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the security at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of this security held at September 30, 2022 was $6,501.
(c)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(e)	The rate disclosed is the 7-day net yield as of September 30, 2022.
(f)	Represents an investment of securities lending cash collateral.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
5	Canadian Dollar	Dec 2022	$ 361,975	$ (18,162)
13	MSCI EAFE Index	Dec 2022	1,079,390	(60,845)
16	S&P 500 E-mini Index	Dec 2022	2,881,200	(157,155)
2	S&P/TSX 60 Index	Dec 2022	324,879	(22,989)
				$(259,151)

Abbreviations
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
REIT	—	Real Estate Investment Trust
166	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	35.9
Technology	14.7
Financial	12.2
Communications	10.8
Industrial	10.3
Utilities	4.1
Consumer, Cyclical	3.5
Basic Materials	2.1
Energy	1.1
Short-Term Investment	0.5
Other Assets and Liabilities (net)	4.8
100.0%
See accompanying Notes to the Financial Statements.	167

Mercer Funds
Statements of Assets and Liabilities
September 30, 2022 (Unaudited)

	Mercer US Large Cap Equity Fund	Mercer US Small/Mid Cap Equity Fund	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Assets
Investments, at value(a)(b)	1,057,620,053	1,477,030,872	2,912,074,106	1,430,267,265
Foreign currency, at value(c)	—	—	9,263,719	39,691
Cash and cash equivalents	60,186,933	57,826,335	117,734,244	58,835,188
Receivable for investments sold	4,610,892	4,397,479	5,110,040	2,953,274
Receivable for TBA sold	—	—	—	71,971,692
Receivable for fund shares sold	—	—	559,823	—
Dividend and interest receivable	1,256,129	1,059,518	10,968,611	9,305,349
Cash collateral held at broker on open futures contracts	1,815,000	2,088,000	6,351,000	—
Unrealized appreciation on open forward foreign currency contracts	—	—	—	302,564
Receivable for variation margin on open futures contracts	—	—	—	32,905
Foreign tax reclaims receivable	43,796	—	10,126,111	—
Securities lending income receivable	1,208	4,089	48,726	5,096
Prepaid expenses	17,367	23,930	51,360	23,236
Receivable for advisory fee waived	834,751	1,992,700	3,248,618	904,093
Total assets	1,126,386,129	1,544,422,923	3,075,536,358	1,574,640,353
Liabilities
Payable for investments purchased	8,664,315	9,244,128	6,027,655	14,632,513
Payable for TBA and when-issued securities purchased	—	—	—	103,770,962
Obligation to return securities lending collateral	3,901,467	12,334,611	47,009,916	23,507,187
Payable for fund shares repurchased	674,120	8,600,654	9,665,878	3,554,886
Unrealized depreciation on open forward foreign currency contracts	—	—	—	137,013
Payable for foreign capital gains tax	—	—	143,607	—
TBA Sale Commitments, at value(d)	—	—	—	5,041,758
Payable to affiliates for:
Advisory fees	1,600,078	3,684,884	5,972,738	1,254,741
Trustees fees	17,957	25,604	50,005	25,219
Administrative service fees - Class I	—	—	36,252	25,215
Payable for variation margin on open futures contracts	440,918	169,126	267,643	—
Interest payable on TBA securities	—	—	—	5,000
Accrued expenses	314,185	393,727	818,324	365,345
Total liabilities	15,613,040	34,452,734	69,992,018	152,319,839
Net assets	$1,110,773,089	$1,509,970,189	$3,005,544,340	$1,422,320,514

168	See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Assets and Liabilities (Continued)
September 30, 2022 (Unaudited)

	Mercer US Large Cap Equity Fund	Mercer US Small/Mid Cap Equity Fund	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Net assets consist of:
Paid-in capital	$ 1,061,914,086	1,450,919,211	$ 3,573,905,575	$ 1,653,690,173
Distributable earnings (Accumulated loss)	48,859,003	59,050,978	(568,361,235)	(231,369,659)
Net assets	$ 1,110,773,089	$1,509,970,189	$ 3,005,544,340	$ 1,422,320,514
Net assets attributable to:
Class Y-3	$ 1,110,773,089	$1,509,970,189	$ 2,909,509,097	$ 1,361,563,074
Class I	$ —	$ —	$ 96,035,243	$ 60,757,440
Shares outstanding:
Class Y-3	120,111,759	154,710,536	363,864,147	154,147,808
Class I	—	—	12,032,279	6,895,847
Net asset value per unit:
Class Y-3	$ 9.25	$ 9.76	$ 8.00	$ 8.83
Class I	$ —	$ —	$ 7.98	$ 8.81
(a) Investments, at cost	$ 1,093,827,680	$1,515,510,437	$ 3,540,296,180	$ 1,641,252,043
(b) Securities loaned, at value	$ 5,087,900	$ 28,356,050	$ 85,751,284	$ 28,694,370
(c) Foreign currency, at cost	$ —	$ —	$ 9,373,427	$ 40,639
(d) Proceeds for TBA Sale Commitments	$ —	$ —	$ —	$ 5,375,625
See accompanying Notes to the Financial Statements.	169

Mercer Funds
Statements of Assets and Liabilities (Continued)
September 30, 2022 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Assets
Investments, at value(a)(b)	1,024,474,372	1,237,723,570	1,045,288,959
Foreign currency, at value(c)	9,349,127	3,818,567	176,875
Cash and cash equivalents	39,719,906	46,562,728	39,137,008
Receivable for investments sold	8,404,627	2,614,702	17,682,857
Receivable for fund shares sold	32,442,398	—	1,094,274
Dividend and interest receivable	13,377,276	1,471,441	1,591,336
Cash collateral held at broker on open centrally cleared swap contracts	12,009,821	—	—
Cash collateral held at broker on open futures contracts	1,368,039	5,279,000	518,000
Unrealized appreciation on open forward foreign currency contracts	7,232,507	—	—
Receivable for variation margin on open futures contracts	2,033,567	—	—
OTC — Swap contracts, at value (up-front net premiums received of $1,470,814, $— and $—, respectively)	1,486,873	—	—
Receivable for variation margin on open centrally cleared swap contracts	499,575	—	—
Foreign tax reclaims receivable	184,251	85,256	1,247,615
Securities lending income receivable	11,476	32,934	2,451
Prepaid expenses	18,305	22,505	19,033
Receivable for advisory fee waived	1,201,509	1,497,745	1,527,285
Total assets	1,153,826,323	1,299,108,448	1,108,285,693
Liabilities
Payable for investments purchased	19,138,643	529,207	15,684
Payable for TBA and when-issued securities purchased	848,170	—	—
Obligation to return securities lending collateral	19,636,697	6,273,318	5,399,677
Payable for fund shares repurchased	3,251,692	6,747,924	2,721,483
Unrealized depreciation on open forward foreign currency contracts	8,668,206	—	—
OTC — Swap contracts, at value (up-front net premiums paid of $9,940, $— and $—, respectively)	7,830	—	—
Cash collateral due to broker on open forward foreign currency contracts, open OTC options, and open OTC swaps contracts	2,012,831	—	—
Payable for foreign capital gains tax	43,727	1,682,180	—
Written options, at value(d)	548,283	—	—
Payable to affiliates for:
Advisory fees	2,157,260	2,885,728	2,270,985
Trustees fees	14,359	20,885	18,604
Payable for variation margin on open futures contracts	—	283,670	48,181
Unrealized loss on unfunded loan commitments	5,467	—	—
Accrued expenses	371,598	859,083	360,759
Total liabilities	56,704,763	19,281,995	10,835,373
Net assets	$1,097,121,560	$1,279,826,453	$1,097,450,320

170	See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Assets and Liabilities (Continued)
September 30, 2022 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Net assets consist of:
Paid-in capital	$ 1,304,757,960	$ 1,776,130,773	$ 1,069,508,784
Distributable earnings (Accumulated loss)	(207,636,400)	(496,304,320)	27,941,536
Net assets	$ 1,097,121,560	$ 1,279,826,453	$ 1,097,450,320
Net assets attributable to:
Class Y-3	$ 1,097,121,560	$ 1,279,826,453	$ 1,097,450,320
Shares outstanding:
Class Y-3	138,988,509	191,186,347	94,099,538
Net asset value per unit:
Class Y-3	$ 7.89	$ 6.69	$ 11.66
(a) Investments, at cost	$ 1,178,385,640	$ 1,612,696,402	$ 1,108,321,461
(b) Securities loaned, at value	$ 21,297,295	$ 20,416,779	$ 7,187,749
(c) Foreign currency, at cost	$ 8,724,212	$ 3,925,607	$ 177,629
(d) Premiums on written options	$ 353,721	$ —	$ —
See accompanying Notes to the Financial Statements.	171

Mercer Funds
Statements of Operations
Six Months Ended September 30, 2022 (Unaudited)

	Mercer US Large Cap Equity Fund	Mercer US Small/Mid Cap Equity Fund	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Investment Income:
Dividends	$ 10,114,973	$ 13,293,480	$ 87,565,011	$ —
Interest	151,151	228,300	3,277,759	20,827,184
Withholding taxes	(34,441)	(12,810)	(7,625,299)	—
Securities lending income	8,283	25,395	268,310	45,391
Other income	—	—	—	7,055
Total investment income	10,239,966	13,534,365	83,485,781	20,879,630
Expenses:
Advisory fees	3,284,126	7,245,060	11,983,150	2,405,411
Custodian and fund accounting fees	131,555	165,259	437,305	161,144
Audit and tax fees	41,070	44,904	116,385	41,313
Transfer agent fees	12,238	13,018	13,196	13,712
Legal fees	81,600	102,902	212,699	89,322
Trustees fees	59,853	77,259	158,308	69,446
Registration fees	18,296	26,839	43,492	34,001
Administration service fees:
Class I	—	—	41,114	56,352
Shareholder service fees:
Class I	—	—	27,409	37,568
Tax expense	—	—	1,405	—
Miscellaneous	60,476	68,839	123,250	57,283
Total expenses	3,689,214	7,744,080	13,157,713	2,965,552
Advisory fee waiver	(1,688,147)	(3,937,805)	(6,588,578)	(1,740,119)
Net expenses	2,001,067	3,806,275	6,569,135	1,225,433
Net investment income	8,238,899	9,728,090	76,916,646	19,654,197
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,538,919	24,181,731	(45,118,839)	(34,473,458)
Closed futures contracts	(1,278,124)	833,882	(8,735,136)	(783,943)
Forward foreign currency contracts	—	—	1,264	1,292,130
Foreign currency related transactions	(134)	(172)	(3,455,103)	(7,740)
Net realized gain (loss)	2,260,661	25,015,441	(57,307,814)	(33,973,011)
Change in net unrealized appreciation (depreciation) on:
Investments	(317,403,421)	(335,888,116)	(861,162,357)	(136,417,801)
TBA sale commitments	—	—	—	333,867
Open futures contracts	(3,951,384)	(3,424,473)	(10,394,631)	1,769,146
Forward foreign currency contracts	—	—	—	(33,095)
Foreign currency related transactions	(940)	(9)	(1,176,350)	(6,237)
Change in net unrealized appreciation (depreciation)	(321,355,745)	(339,312,598)	(872,733,338)	(134,354,120)
Net realized and unrealized loss	(319,095,084)	(314,297,157)	(930,041,152)	(168,327,131)
Net decrease in net assets resulting from operations	$(310,856,185)	$(304,569,067)	$(853,124,506)	$(148,672,934)
172	See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Operations (Continued)
Six Months Ended September 30, 2022 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Investment Income:
Dividends	$ 606,860	$ 39,322,348	$ 13,063,965
Interest	30,578,071	260,773	181,292
Withholding taxes	(234,793)	(4,178,666)	(664,240)
Securities lending income	69,042	161,626	18,421
Total investment income	31,019,180	35,566,081	12,599,438
Expenses:
Advisory fees	4,267,862	5,822,909	4,612,472
Custodian and fund accounting fees	261,302	377,075	147,842
Audit and tax fees	43,046	68,242	52,345
Transfer agent fees	12,059	12,335	12,370
Legal fees	62,842	93,876	78,406
Trustees fees	47,891	68,450	59,053
Registration fees	21,033	22,514	22,456
Tax expense	64	—	—
Miscellaneous	49,438	64,370	53,436
Total expenses	4,765,537	6,529,771	5,038,380
Advisory fee waiver	(2,368,760)	(2,980,316)	(3,077,112)
Net expenses	2,396,777	3,549,455	1,961,268
Net investment income	28,622,403	32,016,626	10,638,170
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(48,823,087)	(80,608,595)	7,736,274
Purchased option contracts	526,239	—	—
Swap contracts	(1,022,855)	—	—
Closed futures contracts	(8,277,600)	(13,787,917)	(3,873,809)
Written option contracts	(170,573)	—	—
Forward foreign currency contracts	(1,675,905)	—	—
Foreign currency related transactions	(2,484,633)	(1,273,229)	(201,690)
Net realized gain (loss)	(61,928,414)	(95,669,741)	3,660,775
Change in net unrealized appreciation (depreciation) on:
Investments	(94,409,570)	(300,172,889)	(257,044,504)
Purchased option contracts	738,427	—	—
Unfunded loan commitments	(4,371)	—	—
Swap contracts	920,923	—	—
Open futures contracts	(6,593,080)	(5,906,320)	(320,819)
Written option contracts	167,685	—	—
Forward foreign currency contracts	316,877	—	—
Foreign currency related transactions	50,040	2,623,851	(147,387)
Change in net unrealized appreciation (depreciation)	(98,813,069)	(303,455,358)	(257,512,710)
Net realized and unrealized loss	(160,741,483)	(399,125,099)	(253,851,935)
Net decrease in net assets resulting from operations	$(132,119,080)	$(367,108,473)	$(243,213,765)
See accompanying Notes to the Financial Statements.	173

Mercer Funds
Statements of Changes in Net Assets

	Mercer US Large Cap Equity Fund		Mercer US Small/Mid Cap Equity Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (decrease) in Net Assets:
Operations:
Net investment income	$ 8,238,899	$ 15,222,323	$ 9,728,090	$ 12,433,004
Net realized gain	2,260,661	171,348,118	25,015,441	214,705,824
Change in net unrealized depreciation	(321,355,745)	(53,627,936)	(339,312,598)	(155,728,990)
Net increase (decrease) in net assets resulting from operations	(310,856,185)	132,942,505	(304,569,067)	71,409,838
Distributions to shareholders (See Note 2):
Class Y-3	—	(153,164,374)	—	(327,497,452)
Total distributions	—	(153,164,374)	—	(327,497,452)
Net share transactions (See Note 7):
Class Y-3	(51,148,897)	(11,793,535)	40,239,946	163,218,893
Increase (decrease) in net assets resulting from net shares transactions	(51,148,897)	(11,793,535)	40,239,946	163,218,893
Net decrease in net assets	(362,005,082)	(32,015,404)	(264,329,121)	(92,868,721)
Net assets:
Beginning of period	1,472,778,171	1,504,793,575	1,774,299,310	1,867,168,031
End of period	$1,110,773,089	$1,472,778,171	$1,509,970,189	$1,774,299,310
174	See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Changes in Net Assets (Continued)

	Mercer Non-US Core Equity Fund		Mercer Core Fixed Income Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (decrease) in Net Assets:
Operations:
Net investment income	$ 76,916,646	$ 91,846,759	$ 19,654,197	$ 28,435,177
Net realized gain (loss)	(57,307,814)	233,577,964	(33,973,011)	(12,121,316)
Change in net unrealized depreciation	(872,733,338)	(353,682,676)	(134,354,120)	(79,348,788)
Net decrease in net assets resulting from operations	(853,124,506)	(28,257,953)	(148,672,934)	(63,034,927)
Distributions to shareholders (See Note 2):
Class Y-3	—	(600,419,082)	—	(32,157,234)
Class I	—	(495,675)*	—	—
Total distributions	—	(600,914,757)	—	(32,157,234)
Net share transactions (See Note 7):
Class Y-3	60,260,596	489,527,726	130,521,190	205,333,836
Class I	105,587,799	3,655,660*	(26,185,187)	100,564,079**
Increase in net assets resulting from net shares transactions	165,848,395	493,183,386	104,336,003	305,897,915
Net increase (decrease) in net assets	(687,276,111)	(135,989,324)	(44,336,931)	210,705,754
Net assets:
Beginning of period	3,692,820,451	3,828,809,775	1,466,657,445	1,255,951,691
End of period	$3,005,544,340	$3,692,820,451	$1,422,320,514	$1,466,657,445

*	The Class commenced operations on July 22, 2021.
**	The Class commenced operations on December 27, 2021.
See accompanying Notes to the Financial Statements.	175

Mercer Funds
Statements of Changes in Net Assets (Continued)

	Mercer Opportunistic Fixed Income Fund		Mercer Emerging Markets Equity Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (decrease) in Net Assets:
Operations:
Net investment income	$ 28,622,403	$ 41,747,719	$ 32,016,626	$ 27,968,023
Net realized loss	(61,928,414)	(12,355,536)	(95,669,741)	(14,955,357)
Change in net unrealized depreciation	(98,813,069)	(72,338,326)	(303,455,358)	(284,268,458)
Net decrease in net assets resulting from operations	(132,119,080)	(42,946,143)	(367,108,473)	(271,255,792)
Distributions to shareholders (See Note 2):
Class Y-3	—	(35,988,286)	—	(198,529,530)
Total distributions	—	(35,988,286)	—	(198,529,530)
Net share transactions (See Note 7):
Class Y-3	122,905,395	331,110,996	10,340,675	587,725,437
Increase in net assets resulting from net shares transactions	122,905,395	331,110,996	10,340,675	587,725,437
Net increase (decrease) in net assets	(9,213,685)	252,176,567	(356,767,798)	117,940,115
Net assets:
Beginning of period	1,106,335,245	854,158,678	1,636,594,251	1,518,654,136
End of period	$1,097,121,560	$1,106,335,245	$1,279,826,453	$1,636,594,251
176	See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Changes in Net Assets (Continued)

	Mercer Global Low Volatility Equity Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (decrease) in Net Assets:
Operations:
Net investment income	$ 10,638,170	$ 15,613,062
Net realized gain	3,660,775	146,679,740
Change in net unrealized depreciation	(257,512,710)	(41,102,348)
Net increase (decrease) in net assets resulting from operations	(243,213,765)	121,190,454
Distributions to shareholders (See Note 2):
Class Y-3	—	(156,786,038)
Total distributions	—	(156,786,038)
Net share transactions (See Note 7):
Class Y-3	(57,679,193)	234,481,562
Increase (decrease) in net assets resulting from net shares transactions	(57,679,193)	234,481,562
Net increase (decrease) in net assets	(300,892,958)	198,885,978
Net assets:
Beginning of period	1,398,343,278	1,199,457,300
End of period	$1,097,450,320	$1,398,343,278
See accompanying Notes to the Financial Statements.	177

Mercer US Large Cap Equity Fund
Financial Highlights

	Period Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018
For a Class Y-3 Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$ 11.78	$ 11.97	$ 7.35	$ 8.58	$ 10.85	$ 10.61
Net investment income†	0.07	0.12	0.12	0.14	0.12	0.14
Net realized and unrealized gain (loss) on investments	(2.60)	0.98	4.63	(1.00)	0.18	1.68
Total from investment operations	(2.53)	1.10	4.75	(0.86)	0.30	1.82
Less dividends and distributions:
From net investment income	—	(0.10)	(0.13)	(0.05)	(0.14)	(0.16)
From net realized capital gains on investments	—	(1.19)	—	(0.32)	(2.43)	(1.42)
Total dividends and distributions	—	(1.29)	(0.13)	(0.37)	(2.57)	(1.58)
Net asset value, end of period	$ 9.25	$ 11.78	$ 11.97	$ 7.35	$ 8.58	$ 10.85
Total investment return	(21.48)%* (a)	8.62% (a)	64.71% (a)	(10.95)% (a)	4.81%	17.26%
Ratios/Supplemental Data:
Net investment income to average net assets	1.28%**	0.96%	1.22%	1.53%	1.21%	1.28%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.57%**	0.56%	0.57%	0.62%	0.63%	0.60%
Net expenses to average daily net assets	0.31%** (b)	0.30% (b)	0.30% (b)	0.33% (b)	0.63%	0.60%
Portfolio turnover rate	14%*	30%	43%	76% (c)	74%	64%
Net assets at end of period (in 000’s)	$1,110,773	$1,472,778	$1,504,794	$882,215	$389,415	$512,558

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(c)	Portfolio turnover calculation does not include $769,614,365 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
178	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Financial Highlights (Continued)

	Period Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018
For a Class Y-3 Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$ 11.80	$ 13.83	$ 7.71	$ 10.13	$ 12.29	$ 12.12
Net investment income†	0.06	0.09	0.07	0.10	0.05	0.04
Net realized and unrealized gain (loss) on investments	(2.10)	0.49	6.38	(2.20)	(0.23)	1.46
Total from investment operations	(2.04)	0.58	6.45	(2.10)	(0.18)	1.50
Less dividends and distributions:
From net investment income	—	(0.09)	(0.07)	(0.06)	(0.05)	(0.06)
From net realized capital gains on investments	—	(2.52)	(0.26)	(0.26)	(1.93)	(1.27)
Total dividends and distributions	—	(2.61)	(0.33)	(0.32)	(1.98)	(1.33)
Net asset value, end of period	$ 9.76	$ 11.80	$ 13.83	$ 7.71	$ 10.13	$ 12.29
Total investment return	(17.29)%* (a)	3.45% (a)	84.20% (a)	(21.65)% (a)	0.19%	12.64%
Ratios/Supplemental Data:
Net investment income to average net assets	1.17%**	0.66%	0.68%	0.95%	0.47%	0.31%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.93%**	0.92%	0.93%	0.97%	0.98%	0.95%
Net expenses to average daily net assets	0.46%** (b)	0.46% (b)	0.46% (b)	0.49% (b)	0.98%	0.95%
Portfolio turnover rate	20%*	36%	59%	73% (c)	47%	49%
Net assets at end of period (in 000’s)	$1,509,970	$1,774,299	$1,867,168	$1,048,545	$794,403	$907,944

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(c)	Portfolio turnover calculation does not include $550,516,305 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.	179

Mercer Non-US Core Equity Fund
Financial Highlights (Continued)

	Period Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018
For a Class Y-3 Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$ 10.31	$ 12.36	$ 8.46	$ 9.87	$ 11.51	$ 10.44
Net investment income†	0.21	0.30	0.19	0.25	0.22	0.19
Net realized and unrealized gain (loss) on investments	(2.52)	(0.30)	4.14	(1.44)	(0.76)	1.75
Total from investment operations	(2.31)	—	4.33	(1.19)	(0.54)	1.94
Less dividends and distributions:
From net investment income	—	(0.35)	(0.18)	(0.22)	(0.20)	(0.23)
From net realized capital gains on investments	—	(1.70)	(0.25)	—	(0.90)	(0.64)
Total dividends and distributions	—	(2.05)	(0.43)	(0.22)	(1.10)	(0.87)
Net asset value, end of period	$ 8.00	$ 10.31	$ 12.36	$ 8.46	$ 9.87	$ 11.51
Total investment return	(22.41)%* (a)	(1.07)% (a)	51.42% (a)	(12.55)% (a)	(4.00)%	18.80%
Ratios/Supplemental Data:
Net investment income to average net assets	4.51%**	2.42%	1.78%	2.45%	2.03%	1.64%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.76%**	0.76%	0.76%	0.79%	0.79%	0.79% (b)
Net expenses to average daily net assets	0.38%** (c)	0.39% (c)	0.39% (c)	0.42% (c)	0.79%	0.79% (b)
Portfolio turnover rate	22%*	57%	81%	74% (d)	81%	81%
Net assets at end of period (in 000’s)	$2,909,509	$3,689,849	$3,828,810	$2,673,838	$2,155,585	$2,159,299

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(b)	Includes interest expense that amounts to less than 0.01%.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(d)	Portfolio turnover calculation does not include $395,102,338 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
180	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Financial Highlights (Continued)

	Period Ended September 30, 2022 (Unaudited)	Period Ended March 31, 2022
For a Class I Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$ 10.31	$12.99 (a)
Net investment income†	0.14	0.17
Net realized and unrealized gain (loss) on investments	(2.47)	(0.82)
Total from investment operations	(2.33)	(0.65)
From net investment income	—	(0.33)
From net realized capital gains on investments	—	(1.70)
Total dividends and distributions	—	(2.03)
Net asset value, end of period	$ 7.98	$ 10.31
Total investment return	(22.60)%* (b)	(5.97)%* (b)
Ratios/Supplemental Data:
Net investment income to average net assets	3.08%**	2.00%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.02%**	1.01%**
Net expenses to average daily net assets	0.63%** (c)	0.63%** (c)
Portfolio turnover rate	22%*	57%
Net assets at end of period (in 000’s)	$96,035	$ 2,971

(a)	The Class commenced operations on July 22, 2021.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.	181

Mercer Core Fixed Income Fund
Financial Highlights (Continued)

	Period Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018
For a Class Y-3 Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$ 9.80	$ 10.46	$ 10.48	$ 10.00	$ 9.90	$ 9.96
Net investment income†	0.12	0.22	0.25	0.27	0.31	0.27
Net realized and unrealized gain (loss) on investments	(1.09)	(0.62)	0.20	0.51	0.11	(0.09)
Total from investment operations	(0.97)	(0.40)	0.45	0.78	0.42	0.18
Less dividends and distributions:
From net investment income	—	(0.22)	(0.25)	(0.30)	(0.32)	(0.24)
From net realized capital gains on investments	—	(0.04)	(0.22)	—	—	—
Total dividends and distributions	—	(0.26)	(0.47)	(0.30)	(0.32)	(0.24)
Net asset value, end of period	$ 8.83	$ 9.80	$ 10.46	$ 10.48	$ 10.00	$ 9.90
Total investment return	(9.90)%* (a)	(4.01)% (a)	4.23% (a)	7.81% (a)	4.37%	1.80%
Ratios/Supplemental Data:
Net investment income to average net assets	2.66%**	2.09%	2.33%	2.64%	3.17%	2.71%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.39%**	0.39%	0.40%	0.45%	0.43%	0.43%
Net expenses to average daily net assets	0.15%** (b)	0.16% (b)	0.15% (b)	0.19% (b)	0.43%	0.43%
Portfolio turnover rate	98%* (c)	131% (c)	127% (c)	158% (c)	80% (c)	113% (c)
Net assets at end of period (in 000’s)	$1,361,563	$1,371,901	$1,255,952	$950,017	$548,600	$857,947

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(c)	Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 61%, 96%, 100%, 139%, 74% and 81% for the period ended September 30, 2022 and the years ended March 31, 2022, March 31, 2021, March 31, 2020, March 31, 2019 and March 31, 2018, respectively.
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
182	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Financial Highlights (Continued)

	Period Ended September 30, 2022 (Unaudited)	Period Ended March 31, 2022
For a Class I Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$ 9.79	$10.43 (a)
Net investment income†	0.11	0.03
Net realized and unrealized gain (loss) on investments	(1.09)	(0.67)
Total from investment operations	(0.98)	(0.64)
Net asset value, end of period	$ 8.81	$ 9.79
Total investment return	(10.01)%* (b)	(6.14)%* (b)
Ratios/Supplemental Data:
Net investment income to average net assets	2.38%**	0.98%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.64%**	0.66%**
Net expenses to average daily net assets	0.40%** (c)	0.42%** (c)
Portfolio turnover rate	98%* (d)	131% (d)
Net assets at end of period (in 000’s)	$60,757	$ 94,756

(a)	The Class commenced operations on December 27, 2021.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(d)	Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 61% and 96% for the periods ended September 30, 2022 and March 31, 2022, respectively.
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.	183

Mercer Opportunistic Fixed Income Fund
Financial Highlights (Continued)

	Period Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018
For a Class Y-3 Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$ 8.93	$ 9.58	$ 8.45	$ 9.08	$ 9.80	$ 9.31
Net investment income†	0.22	0.42	0.46	0.44	0.43	0.53
Net realized and unrealized gain (loss) on investments	(1.26)	(0.74)	1.00	(0.85)	(0.94)	0.33
Total from investment operations	(1.04)	(0.32)	1.46	(0.41)	(0.51)	0.86
Less dividends and distributions:
From net investment income	—	(0.30)	(0.33)	(0.22)	(0.21)	(0.37)
From net realized capital gains on investments	—	(0.03)	—	—	—	—
Total dividends and distributions	—	(0.33)	(0.33)	(0.22)	(0.21)	(0.37)
Net asset value, end of period	$ 7.89	$ 8.93	$ 9.58	$ 8.45	$ 9.08	$ 9.80
Total investment return	(11.65)%* (a)	(3.44)% (a)	17.12%	(4.72)% (a)	(5.15)%	9.42%
Ratios/Supplemental Data:
Net investment income to average net assets	5.30%**	4.35%	4.83%	4.74%	4.74%	5.49%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.88%**	0.90%	0.87%	0.92%	0.92% (b)	0.92% (b)
Net expenses to average daily net assets	0.44%** (c)	0.45% (c)	0.45%	0.43% (c)	0.92% (b)	0.92% (b)
Portfolio turnover rate	41%*	77%	117% (d)	148% (e)	243% (e)	72%
Net assets at end of period (in 000’s)	$1,097,122	$1,106,335	$854,159	$966,298	$812,580	$647,222

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(b)	Includes interest expense that amounts to less than 0.01%.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(d)	Portfolio turnover calculation does not include $400,305,493 of securities transferred out of the Fund as part of in-kind redemptions.
(e)	Includes TBA transactions; excluding these transactions the portfolio turnover rate would have remained the same for the year ended March 31, 2020 and 218% for the year ended March 31, 2019, respectively.
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
184	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Financial Highlights (Continued)

	Period Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018
For a Class Y-3 Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$ 8.57	$ 11.47	$ 7.19	$ 9.05	$ 11.75	$ 9.77
Net investment income†	0.16	0.19	0.14	0.19	0.17	0.18
Net realized and unrealized gain (loss) on investments	(2.04)	(1.82)	4.29	(1.93)	(1.48)	2.05
Total from investment operations	(1.88)	(1.63)	4.43	(1.74)	(1.31)	2.23
Less dividends and distributions:
From net investment income	—	(0.32)	(0.15)	(0.12)	(0.01)	(0.25)
From net realized capital gains on investments	—	(0.95)	—	—	(1.38)	—
Total dividends and distributions	—	(1.27)	(0.15)	(0.12)	(1.39)	(0.25)
Net asset value, end of period	$ 6.69	$ 8.57	$ 11.47	$ 7.19	$ 9.05	$ 11.75
Total investment return	(21.94)%* (a)	(15.35)% (a)	61.78% (a)	(19.55)% (a)	(10.20)%	22.92%
Ratios/Supplemental Data:
Net investment income to average net assets	4.25%**	1.75%	1.47%	2.05%	1.66%	1.62%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.87%**	0.87%	0.87%	0.91%	0.92% (b)	0.95% (b)
Net expenses to average daily net assets	0.47%** (c)	0.47% (c)	0.48% (c)	0.53% (c)	0.92% (b)	0.95% (b)
Portfolio turnover rate	40%*	51%	106%	81% (d)	57%	93%
Net assets at end of period (in 000’s)	$1,279,826	$1,636,594	$1,518,654	$943,024	$1,018,647	$1,116,127

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(b)	Includes interest expense that amounts to less than 0.01%.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(d)	Portfolio turnover calculation does not include $10,686,440 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.	185

Mercer Global Low Volatility Equity Fund
Financial Highlights (Continued)

	Period Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018
For a Class Y-3 Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$ 14.18	$ 14.55	$ 11.23	$ 13.13	$ 12.28	$ 12.62
Net investment income†	0.11	0.18	0.19	0.24	0.18	0.18
Net realized and unrealized gain (loss) on investments	(2.63)	1.32	3.75	(1.14)	0.67	1.39
Total from investment operations	(2.52)	1.50	3.94	(0.90)	0.85	1.57
Less dividends and distributions:
From net investment income	—	(0.21)	(0.21)	(0.17)	—	(0.18)
From net realized capital gains on investments	—	(1.66)	(0.41)	(0.83)	—	(1.73)
Total dividends and distributions	—	(1.87)	(0.62)	(1.00)	—	(1.91)
Net asset value, end of period	$ 11.66	$ 14.18	$ 14.55	$ 11.23	$ 13.13	$ 12.28
Total investment return	(17.77)%* (a)	9.95% (a)	35.29% (a)	(8.16)% (a)	6.92%	12.47%
Ratios/Supplemental Data:
Net investment income to average net assets	1.69%**	1.18%	1.42%	1.75%	1.40%	1.35%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.80%**	0.80%	0.80%	0.82%	0.83%	0.80% (b)
Net expenses to average daily net assets	0.31%** (c)	0.31% (c)	0.30% (c)	0.31% (c)	0.83%	0.80% (b)
Portfolio turnover rate	15%*	59%	54%	38%	80%	36%
Net assets at end of period (in 000’s)	$1,097,450	$1,398,343	$1,199,457	$1,038,720	$955,878	$920,610

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(b)	Includes interest expense that amounts to less than 0.01%.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
186	See accompanying Notes to the Financial Statements.

Mercer Funds
Notes to Financial Statements
September 30, 2022

1.	Organization
Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Mercer Investments LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser to the Funds. The Adviser manages each Fund using a “manager of managers” approach by selecting one or more sub-advisers (each a “Sub-adviser,” and collectively referred to as the “Sub-advisers”) to manage each Fund's assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.
Under the 1940 Act, each Fund is classified as diversified.
The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income
Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of September 30, 2022, Class Y-3 shares were outstanding in each of the Funds and Class I shares were outstanding in the Non-US Core Equity and Core Fixed.
2.	Significant Accounting Policies
The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

(a) Security Valuation
Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Adviser or the applicable Sub-adviser as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ official closing price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.
Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.
Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.
Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.
The Board has delegated its responsibility for valuing portfolio securities to the Adviser, subject to continuing Board oversight. The Adviser has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

which market quotations are not readily available or (in the opinion of the Adviser or the applicable Sub-adviser) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. In that regard, at September 30, 2022, substantially all foreign equity securities held by Non-US Core Equity, Emerging Markets and Global Low Volatility were fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.
The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.
The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•	Level 1 — quoted prices unadjusted in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The assets and liabilities shown in the Statements of Assets and Liabilities related to investments purchased for “to-be-announced” (“TBA”) commitments or when-issued securities approximate fair value and are determined using Level 2 inputs, as of September 30, 2022.  The assets and liabilities shown in the Statements of Assets and Liabilities related to cash collateral held at broker for futures contracts and swap contracts are determined using Level 1 inputs as of September 30, 2022.
At September 30, 2022, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the Schedule of Investments, as well as the “Mutual Fund - Securities Lending Collateral” and the “Futures Contracts” sections whose values were determined using Level 1 inputs.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

The following is a summary of the portfolio securities by level based on inputs used as of September 30, 2022 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:
Non-US Core Equity
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$ 13,116,008	$ 140,713,965	$ 0*	$ 153,829,973
Austria	—	7,511,324	—	7,511,324
Belgium	3,578,930	15,455,271	—	19,034,201
Brazil	24,321,352	7,585,976	—	31,907,328
Canada	66,149,887	—	—	66,149,887
Chile	30,821	—	—	30,821
China	106,041	15,286,848	—	15,392,889
Denmark	—	60,932,215	—	60,932,215
Finland	—	20,279,634	—	20,279,634
France	7,710,932	325,799,893	—	333,510,825
Georgia	—	995,065	—	995,065
Germany	8,255,244	236,459,098	—	244,714,342
Hong Kong	—	6,592,613	—	6,592,613
Hungary	—	3,781,540	—	3,781,540
India	—	13,306,589	—	13,306,589
Indonesia	—	4,686,281	—	4,686,281
Ireland	4,898,060	7,781,557	—	12,679,617
Israel	2,365,184	9,610,254	—	11,975,438
Italy	153,941	53,969,181	—	54,123,122
Japan	6,642,104	580,859,163	—	587,501,267
Malaysia	—	1,997,939	—	1,997,939
Netherlands	18,414,489	147,689,869	—	166,104,358
Norway	966,514	20,986,741	—	21,953,255
Philippines	—	138,792	—	138,792
Portugal	—	5,074,788	—	5,074,788
Russia	—	—	317,266	317,266
Singapore	—	6,571,265	—	6,571,265
South Africa	61,545	15,948,489	—	16,010,034
South Korea	—	36,643,045	—	36,643,045
Spain	452,946	58,200,509	0*	58,653,455
Sweden	—	73,760,305	—	73,760,305
Switzerland	—	175,876,069	—	175,876,069
Taiwan	13,431,795	17,877,716	—	31,309,511
Thailand	—	954,893	—	954,893

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Turkey	$ —	$ 13,667,544	$ —	$ 13,667,544
United Kingdom	41,010,061	247,128,319	—	288,138,380
United States	92,253,772	151,775,414	—	244,029,186
Total Common Stocks	303,919,626	2,485,898,164	317,266	2,790,135,056
Investment Companies	28,677,081	—	—	28,677,081
Preferred Stocks
Brazil	6,404,230	—	—	6,404,230
Germany	—	37,178,635	—	37,178,635
South Korea	—	1,848,773	—	1,848,773
Total Preferred Stocks	6,404,230	39,027,408	—	45,431,638
Rights	714,506	—	—	714,506
Warrant	105,909	—	—	105,909
Short-Term Investment
Mutual Fund - Securities Lending Collateral	47,009,916	—	—	47,009,916
Total	$386,831,268	$2,524,925,572	$ 317,266	$2,912,074,106
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buy	$(6,376,413)	$ —	$ —	$(6,376,413)
Total	$(6,376,413)	$ —	$ —	$(6,376,413)

*	Represents one or more Level 3 securities at $0 value as of September 30, 2022.
†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

Core Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$ —	$1,406,760,078	$ —	$1,406,760,078
Asset Backed Securities	—	158,390,020	—	158,390,020
Corporate Debt	—	478,191,853	0*	478,191,853
Mortgage Backed Securities - Private Issuers	—	131,475,098	—	131,475,098
Mortgage Backed Securities - U.S. Government Agency Obligations	—	350,995,056	—	350,995,056
Municipal Obligations	—	15,733,729	—	15,733,729
Sovereign Debt Obligations	—	3,803,362	—	3,803,362
U.S. Government and Agency Obligations	—	268,170,960	—	268,170,960
Total Debt Obligations	—	1,406,760,078	0	1,406,760,078
Short-Term Investment
Mutual Fund - Securities Lending Collateral	23,507,187	—	—	23,507,187
Futures Contracts†
Sales	4,809,302	—	—	4,809,302
Forward Foreign Currency Contracts†	—	302,564	—	302,564
Total	$28,316,489	$1,407,062,642	$ —	$1,435,379,131
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitments	$ —	$(5,041,758)	$ —	$(5,041,758)
Futures Contracts†
Buys	(3,415,191)	—	—	(3,415,191)
Forward Foreign Currency Contract†	—	(137,013)	—	(137,013)
Total	$(3,415,191)	$(5,178,771)	$ —	$(8,593,962)

*	Represents one or more Level 3 securities at $0 value as of September 30, 2022.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

Opportunistic Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$ —	$ 990,842,026	$ —	$ 990,842,026
Common Stocks
Energy	66	—	—	66
Industrial	—	—	0*	0
Total Common Stocks	66	—	0	66
Convertible Preferred Stocks
Consumer, Non-cyclical	214,509	—	—	214,509
Energy	—	3,734,105	—	3,734,105
Utilities	743,144	—	—	743,144
Total Convertible Preferred Stocks	957,653	3,734,105	—	4,691,758
Preferred Stocks	342,002	—	—	342,002
Short-Term Investments
Mutual Fund - Securities Lending Collateral	19,636,697	—	—	19,636,697
U.S. Government and Agency Obligation	—	7,054,773	—	7,054,773
Total Short-Term Investments	19,636,697	7,054,773	—	26,691,470
Purchased Options
Purchased Currency Options	—	347,125	—	347,125
Purchased Futures Options	1,559,925	—	—	1,559,925
Total Purchased Options	1,559,925	347,125	—	1,907,050
Futures Contracts†
Sales	1,189,294	—	—	1,189,294
Swaps
Centrally Cleared Interest Rate Swaps†	—	1,355,299	—	1,355,299
OTC Credit Default Swaps	—	1,486,873	—	1,486,873
Centrally Cleared Credit Default Swaps†	—	309,334	—	309,334
Total Swaps	—	3,151,506	—	3,151,506

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†	$ —	$ 7,232,507	$ —	$ 7,232,507
Total	$23,685,637	$1,012,362,042	$ 0	$1,036,047,679
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(10,321,544)	$ —	$ —	$(10,321,544)
Swaps
Centrally Cleared Interest Rate Swaps†	—	(626,203)	—	(626,203)
OTC Credit Default Swaps	—	(7,830)	—	(7,830)
Centrally Cleared Credit Default Swaps†	—	(354,867)	—	(354,867)
Total Swaps	—	(988,900)	—	(988,900)
Forward Foreign Currency Contracts†	—	(8,668,206)	—	(8,668,206)
Written Options
Written Currency Options	—	(259,471)	—	(259,471)
Written Futures Options	(288,812)	—	—	(288,812)
Total Written Options	(288,812)	(259,471)	—	(548,283)
Total	$(10,610,356)	$(9,916,577)	$ —	$(20,526,933)

*	Represents one or more Level 3 securities at $0 value as of September 30, 2022.
†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

Emerging Markets
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$ —	$ 3,926,135	$ —	$ 3,926,135
Brazil	72,804,392	—	—	72,804,392
Canada	7,809,901	—	—	7,809,901
Chile	4,079,619	—	—	4,079,619
China	30,686,507	379,913,659	—	410,600,166
Czech Republic	—	462,822	—	462,822
Egypt	—	320,698	—	320,698
Hong Kong	—	13,519,142	—	13,519,142
Hungary	—	3,586,580	—	3,586,580
India	8,362,069	192,830,550	—	201,192,619
Indonesia	—	34,142,641	—	34,142,641
Italy	—	7,081,156	—	7,081,156
Japan	—	5,697,160	—	5,697,160
Macau	—	1,874,204	—	1,874,204
Malaysia	—	34,896	—	34,896
Mexico	54,413,307	—	—	54,413,307
Netherlands	—	12,931,563	—	12,931,563
Panama	20,402	—	—	20,402
Peru	4,546,586	—	—	4,546,586
Philippines	—	5,677,583	—	5,677,583
Poland	—	6,634,241	—	6,634,241
Portugal	—	3,845,294	—	3,845,294
Qatar	—	1,865,772	—	1,865,772
Russia	35,104	965,968	652,413	1,653,485
South Africa	—	36,539,313	—	36,539,313
South Korea	135,457	90,361,015	—	90,496,472
Taiwan	37,258,104	144,711,451	0*	181,969,555
Thailand	6,439,502	5,608,617	—	12,048,119
Turkey	—	12,210,716	—	12,210,716
United Arab Emirates	—	636,184	—	636,184
United Kingdom	—	9,075,792	—	9,075,792
United States	7,653,570	—	—	7,653,570
Uruguay	1,379,313	—	—	1,379,313
Total Common Stocks	235,623,833	974,453,152	652,413	1,210,729,398

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stocks
Brazil	$ 14,926,408	$ —	$ —	$ 14,926,408
Chile	257,462	—	—	257,462
Colombia	23,006	—	—	23,006
South Korea	—	3,914,545	—	3,914,545
Taiwan	—	130,029	—	130,029
Total Preferred Stocks	15,206,876	4,044,574	—	19,251,450
Rights	919	—	—	919
Warrants	—	1,468,485	—	1,468,485
Short-Term Investment
Mutual Fund - Securities Lending Collateral	6,273,318	—	—	6,273,318
Futures Contracts†
Sales	16,163	—	—	16,163
Total	$257,121,109	$979,966,211	$ 652,413	$1,237,739,733
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buy	$(2,513,284)	$ —	$ —	$(2,513,284)
Total	$(2,513,284)	$ —	$ —	$(2,513,284)

*	Represents one or more Level 3 securities at $0 value as of September 30, 2022.
†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

Global Low Volatility
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$ 327,992	$ 14,627,425	$ —	$ 14,955,417
Austria	—	81,807	—	81,807
Belgium	—	106,666	—	106,666
Bermuda	501,613	—	—	501,613
Brazil	—	1,230,766	—	1,230,766
Burkina Faso	—	456,772	—	456,772
Canada	39,236,338	—	—	39,236,338
China	6,148,472	995,575	—	7,144,047
Denmark	—	6,158,695	—	6,158,695
Finland	—	661,102	—	661,102
France	—	30,656,967	—	30,656,967
Georgia	—	140,921	—	140,921
Germany	—	14,294,998	—	14,294,998
Hong Kong	5,427	8,947,226	—	8,952,653
Indonesia	—	91,360	—	91,360
Israel	8,067,948	3,489,998	—	11,557,946
Italy	—	2,395,658	—	2,395,658
Japan	—	49,012,081	—	49,012,081
Jordan	—	639,194	—	639,194
Netherlands	—	15,370,805	—	15,370,805
New Zealand	—	3,237,026	—	3,237,026
Norway	—	4,433,777	—	4,433,777
Portugal	—	1,403,154	—	1,403,154
Puerto Rico	1,967,238	—	—	1,967,238
Singapore	—	7,084,826	0*	7,084,826
South Africa	—	385,946	—	385,946
South Korea	—	3,125,740	—	3,125,740
Spain	—	6,662,314	—	6,662,314
Sweden	—	2,875,001	—	2,875,001
Switzerland	—	12,494,409	—	12,494,409
United Kingdom	664,987	33,837,594	—	34,502,581
United States	731,659,792	26,411,672	—	758,071,464
Total Common Stocks	788,579,807	251,309,475	0	1,039,889,282

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investment
Mutual Fund - Securities Lending Collateral	$ 5,399,677	$ —	$ —	$ 5,399,677
Total	$793,979,484	$251,309,475	$ 0	$1,045,288,959
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(259,151)	$ —	$ —	$(259,151)
Total	$(259,151)	$ —	$ —	$(259,151)

*	Represents one or more Level 3 securities at $0 value as of September 30, 2022.
†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.
Investments in Derivative Instruments
At September 30, 2022 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:
Large Cap
Liability Derivatives
	Equity Risk	Total
Futures Contracts(1)	$(3,358,356)	$(3,358,356)
Net Realized Gain (Loss)(2)
	Equity Risk	Total
Futures Contracts	$(1,278,124)	$(1,278,124)
Change in Appreciation (Depreciation)(3)
	Equity Risk	Total
Futures Contracts	$(3,951,384)	$(3,951,384)

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

Small/Mid Cap
Liability Derivatives
	Equity Risk	Total
Futures Contracts(1)	$(2,930,137)	$(2,930,137)
Net Realized Gain (Loss)(2)
	Equity Risk	Total
Futures Contracts	$ 833,882	$ 833,882
Change in Appreciation (Depreciation)(3)
	Equity Risk	Total
Futures Contracts	$(3,424,473)	$(3,424,473)
Non-US Core Equity
Liability Derivatives
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(1)	$ —	$ (6,376,413)	$ (6,376,413)
Net Realized Gain (Loss)(2)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	$ —	$ (8,735,136)	$ (8,735,136)
Forward Foreign Currency Contracts	1,264	—	1,264
Total Realized Gain (Loss)	$ 1,264	$ (8,735,136)	$ (8,733,872)
Change in Appreciation (Depreciation)(3)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	$ —	$(10,394,631)	$(10,394,631)
Core Fixed
Asset Derivatives
	Interest Rate Risk	Foreign Currency Risk	Total
Futures Contracts(1)	$ 4,809,302	$ —	$ 4,809,302
Forward Foreign Currency Contracts(4)	—	302,564	302,564
Total Value	$ 4,809,302	$ 302,564	$ 5,111,866

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

Liability Derivatives
	Interest Rate Risk	Foreign Currency Risk	Total
Futures Contracts(1)	$(3,415,191)	$ —	$(3,415,191)
Forward Foreign Currency Contracts(5)	—	(137,013)	(137,013)
Total Value	$(3,415,191)	$ (137,013)	$(3,552,204)
Net Realized Gain (Loss)(2)
	Interest Rate Risk	Foreign Currency Risk	Total
Futures Contracts	$ (783,943)	$ —	$ (783,943)
Forward Foreign Currency Contracts	—	1,292,130	1,292,130
Total Realized Gain (Loss)	$ (783,943)	$1,292,130	$ 508,187
Change in Appreciation (Depreciation)(3)
	Interest Rate Risk	Foreign Currency Risk	Total
Futures Contracts	$ 1,769,146	$ —	$ 1,769,146
Forward Foreign Currency Contracts	—	(33,095)	(33,095)
Total Change in Appreciation (Depreciation)	$ 1,769,146	$ (33,095)	$ 1,736,051
Opportunistic Fixed
Asset Derivatives
	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Options Purchased(6)	$ —	$ 347,125	$ —	$1,559,925	$ 1,907,050
Futures Contracts(1)	1,189,294	—	—	—	1,189,294
Forward Foreign Currency Contracts(4)	—	7,232,507	—	—	7,232,507
OTC Swaps Contracts	—	—	1,486,873	—	1,486,873
Centrally Cleared Swap Contracts(7)	1,355,299	—	309,334	—	1,664,633
Total Value	$ 2,544,593	$ 7,579,632	$ 1,796,207	$1,559,925	$ 13,480,357

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

Liability Derivatives
	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Options Written(8)	$ —	$ (259,471)	$ —	$ (288,812)	$ (548,283)
Futures Contracts(1)	(10,321,544)	—	—	—	(10,321,544)
Forward Foreign Currency Contracts(5)	—	(8,668,206)	—	—	(8,668,206)
OTC Swaps Contracts	—	—	(7,830)	—	(7,830)
Centrally Cleared Swap Contracts(7)	(626,203)	—	(354,867)	—	(981,070)
Total Value	$(10,947,747)	$(8,927,677)	$ (362,697)	$ (288,812)	$(20,526,933)
Net Realized Gain (Loss)(2)
	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Options Purchased	$ 1,249,338	$ (595,118)	$ —	$ (127,981)	$ 526,239
Options Written	(450,368)	307,074	—	(27,279)	(170,573)
Swaps Contracts	198,447	—	(1,221,302)	—	(1,022,855)
Futures Contracts	(8,277,600)	—	—	—	(8,277,600)
Forward Foreign Currency Contracts	—	(1,675,905)	—	—	(1,675,905)
Total Realized Gain (Loss)	$ (7,280,183)	$(1,963,949)	$(1,221,302)	$ (155,260)	$(10,620,694)
Change in Appreciation (Depreciation)(3)
	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Options Purchased	$ (610,788)	$ 12,469	$ —	$1,336,746	$ 738,427
Options Written	172,645	63,837	—	(68,797)	167,685
Swaps Contracts	760,564	—	160,359	—	920,923
Futures Contracts	(6,593,080)	—	—	—	(6,593,080)
Forward Foreign Currency Contracts	—	316,877	—	—	316,877
Total Change in Appreciation (Depreciation)	$ (6,270,659)	$ 393,183	$ 160,359	$1,267,949	$ (4,449,168)
Emerging Markets
Asset Derivatives
	Equity Risk	Total
Futures Contracts(1)	$ 16,163	$ 16,163

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

Liability Derivatives
	Equity Risk	Total
Futures Contracts(1)	$ (2,513,284)	$ (2,513,284)
Net Realized Gain (Loss)(2)
	Equity Risk	Total
Futures Contracts	$(13,787,917)	$(13,787,917)
Change in Appreciation (Depreciation)(3)
	Equity Risk	Total
Futures Contracts	$ (5,906,320)	$ (5,906,320)
Global Low Volatility
Liability Derivatives
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(1)	$(18,162)	$ (240,989)	$ (259,151)
Net Realized Gain (Loss)(2)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	$(34,837)	$(3,838,972)	$(3,873,809)
Change in Appreciation (Depreciation)(3)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	$(18,162)	$ (302,657)	$ (320,819)

(1)	Cumulative appreciation (depreciation) on futures contracts is disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities.
(2)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Forward foreign currency contracts, Closed futures contracts, Purchased option contracts, Written option contracts and Swap contracts, if any.
(3)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts, Open futures contracts, Purchased option contracts, Written option contracts and Swap contracts.
(4)	Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.
(5)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.
(6)	Statements of Assets and Liabilities location: Investments, at value.
(7)	Centrally Cleared Swaps are valued at unrealized appreciation/depreciation on the Schedule of Investments. Only current day's variation margin, if any, is reported on the Statement of Assets and Liabilities.
(8)	Statements of Assets and Liabilities location: Written options, at value.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

For the period ended September 30, 2022, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:(1)
	Options Purchased	Swaps Contracts	Long Futures Contracts	Short Futures Contracts	Options Written	Forward Foreign Currency Contracts
Large Cap	$ —	$ —	$ 30,733,469	$ —	$ —	$ —
Small/Mid Cap	—	—	38,936,908	—	—	—
Non-US Core Equity	—	—	100,048,805	—	—	643,758
Core Fixed	—	—	121,705,862	(66,114,148)	—	27,341,631
Opportunistic Fixed	27,152,815	73,803,490	339,806,932	(70,410,279)	(15,629,250)	461,627,173
Emerging Markets	—	—	73,439,452	1,383,593	—	—
Global Low Volatility	—	—	18,367,175	—	—	—

(1)	Amounts disclosed represent average notional value for the months that the Fund held such derivatives during the period ended September 30, 2022.
Netting Agreements and Collateral Requirements
In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of a Fund, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with certain collateral held and/or posted and create a net payment. The provisions of the ISDA Master Agreement typically permit a net payment in the event of default including the bankruptcy or insolvency of the counterparty. Absent an event of default by the counterparty or termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Fund and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund's credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund's net assets decline by a stated percentage or the Fund fails to meet the terms of their ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

collateral held at broker or cash collateral due to broker, respectively. Non-cash collateral pledged by or received by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold before a transfer is required, which is determined each day at the close of business of the Fund, typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement and any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from their counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
The Funds are required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowings transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Funds' derivative assets and liabilities at fair value by risk are presented in the tables above. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Only forward foreign currency contracts, OTC swaps and OTC options assets and liabilities are subject to master netting agreements. An exception to this, Opportunistic Fixed is not a party to an ISDA master agreement with Commonwealth Bank of Australia.
The following tables present the Funds' derivative assets and liabilities by counterparty, net of amounts available for offset under a Master Netting Agreement (“MNA”) and net of related collateral received by the Funds for assets or pledged by the Funds for liabilities as of September 30, 2022.
Core Fixed
Offsetting of Financial Assets and Derivative Assets:
Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Received	Cash Collateral Received*	Net Amount of Derivative Assets(a)
Barclays Bank Plc	$165,030	$ —	$ —	$ —	$165,030
JPMorgan Chase Bank N.A.	137,534	(137,013)	—	—	521
Total	$302,564	$ (137,013)	$ —	$ —	$165,551
Offsetting of Financial Liabilities and Derivative Liabilities:
Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Pledged	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)
JPMorgan Chase Bank N.A.	$(137,013)	$137,013	$ —	$ —	$ —

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

Opportunistic Fixed
Offsetting of Financial Assets and Derivative Assets:
Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Received	Cash Collateral Received*	Net Amount of Derivative Assets(a)
Bank of America, N.A.	$ 216,756	$ (216,756)	$ —	$ —	$ —
Barclays Bank Plc	129,249	(78,067)	—	—	51,182
BNP Paribas S.A.	378,846	(378,846)	—	—	—
Citibank N.A.	509,385	(509,385)	—	—	—
Citigroup Global Markets, Inc.	85,328	—	—	(70,000)	15,328
Deutsche Bank AG	106,719	(28,682)	—	(20,000)	58,037
Goldman Sachs & Co.	608,892	(258,184)	—	(100,000)	250,708
Goldman Sachs International	226,471	(68,951)	—	—	157,520
HSBC Bank Plc	686,249	(686,249)	—	—	—
HSBC Bank USA, N.A.	74,265	(1,506)	(72,759)	—	—
JPMorgan Chase Bank N.A.	2,835,213	(2,835,213)	—	—	—
Morgan Stanley & Co.	1,748,665	(267,301)	—	(1,481,364)	—
Morgan Stanley and Co. International Plc	560,711	(432,448)	—	—	128,263
Morgan Stanley Capital Services, Inc.	448,795	(448,795)	—	—	—
NatWest Markets Plc	57,867	(13,621)	(10,000)	—	34,246
Standard Chartered Bank	32,628	(482)	—	—	32,146
State Street Bank London	16,389	(16,389)	—	—	—
The BNY Mellon	52,813	(22,303)	—	—	30,510
Toronto Dominion Bank	30,901	(1,314)	—	—	29,587
UBS AG	236,589	(194,307)	—	—	42,282
Total	$9,042,731	$(6,458,799)	$ (82,759)	$(1,671,364)	$ 829,809
Offsetting of Financial Liabilities and Derivative Liabilities:
Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Pledged	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)
Bank of America, N.A.	$ (473,293)	$ 216,756	$ —	$ —	$ (256,537)
Barclays Bank Plc	(78,067)	78,067	—	—	—
BNP Paribas S.A.	(381,259)	378,846	—	—	(2,413)
Citibank N.A.	(874,515)	509,385	—	—	(365,130)
Deutsche Bank AG	(28,682)	28,682	—	—	—
Goldman Sachs & Co.	(258,184)	258,184	—	—	—
Goldman Sachs International	(68,951)	68,951	—	—	—
HSBC Bank Plc	(825,370)	686,249	—	—	(139,121)
HSBC Bank USA, N.A.	(1,506)	1,506	—	—	—
JPMorgan Chase Bank N.A.	(4,069,121)	2,835,213	—	—	(1,233,908)

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Pledged	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)
Morgan Stanley & Co.	$ (267,301)	$ 267,301	$ —	$ —	$ —
Morgan Stanley and Co. International Plc	(432,448)	432,448	—	—	—
Morgan Stanley Capital Services, Inc.	(895,191)	448,795	—	—	(446,396)
NatWest Markets Plc	(13,621)	13,621	—	—	—
Standard Chartered Bank	(482)	482	—	—	—
State Street Bank and Trust	(10,099)	—	—	—	(10,099)
State Street Bank London	(28,985)	16,389	—	—	(12,596)
The BNY Mellon	(22,303)	22,303	—	—	—
Toronto Dominion Bank	(1,314)	1,314	—	—	—
UBS AG	(194,307)	194,307	—	—	—
Total	$(8,924,999)	$6,458,799	$ —	$ —	$(2,466,200)

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.
(b)  Securities transactions and related investment income
Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected.  Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the respective country's tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal.  Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.
(c)  Cash, cash equivalents and short-term investments
A Fund may invest a portion of its assets in cash and cash equivalents. Cash and cash equivalents are defined as cash and bank balances as well as short-term investments with a maturity of less than three months from the acquisition date.
A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.
A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund's net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.
(d)  Securities lending
A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked to market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.
Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”), acting as securities lending agent, is authorized to lend the Funds' portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.
Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at September 30, 2022. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at September 30, 2022 were as follows:
	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Large Cap	$ 5,087,900	$ 3,901,467	$ 1,363,410
Small/Mid Cap	28,356,050	12,334,611	17,250,732
Non-US Core Equity	85,751,284	47,009,916	42,714,670
Core Fixed	28,694,370	23,507,188	5,765,390
Opportunistic Fixed	21,297,295	19,636,697	2,103,847
Emerging Markets	20,416,779	6,273,318	15,166,968
Global Low Volatility	7,187,749	5,399,677	2,209,860
For Large Cap, Small/Mid Cap, Emerging Markets and Global Low Volatility, all of the securities on loan collateralized by cash are classified as Common Stocks in each Fund’s Schedule of Investments at September 30, 2022, with a contractual maturity of overnight and continuous. For Core Fixed all of the

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

securities on loan collateralized by cash are classified as Corporate Debt in each Fund’s Schedule of Investments at September 30, 2022, with a contractual maturity of overnight and continuous.
For Non-US Core Equity and Opportunistic Fixed the values of the security loan obligations are classified as follows at September 30, 2022:
Non-US Core Equity
	Remaining Contractual Maturity of the Agreements As of September 30, 2022
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Securities Lending Transactions
Common Stocks	$46,327,083	$ —	$ —	$ —	$46,327,083
Rights	682,833	—	—	—	682,833
Total Borrowings	$47,009,916	$ —	$ —	$ —	$47,009,916
Gross amount of recognized liabilities for securities lending transaction					$47,009,916
Opportunistic Fixed
	Remaining Contractual Maturity of the Agreements As of September 30, 2022
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Securities Lending Transactions
Convertible Debt	$ 45,545	$ —	$ —	$ —	$ 45,545
Convertible Preferred Stocks	402,183	—	—	—	402,183
Corporate Debt	19,188,969	—	—	—	19,188,969
Total Borrowings	$19,636,697	$ —	$ —	$ —	$19,636,697
Gross amount of recognized liabilities for securities lending transaction					$19,636,697
(e)  Swaps
Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, index, and total return swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.
Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Up-front payments received or made are reflected as “up-front net premiums received” or “up-front net premiums paid”, respectively, on the Statements of Assets and Liabilities. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

The credit default swaps may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swaps on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.
In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.
The equity swaps in which a Fund may invest involve agreements with a counterparty. The return to the Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Fund will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.
Whether a Fund’s use of swaps or swap options will be successful in achieving the Fund’s investment objective will depend on the Sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

If there is a default by the counterparty to an uncleared swap, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap counterparty will be able to meet its obligations pursuant to a swap or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap. However, the amount at risk is, subject to some exceptions, generally only the net unrealized gain, if any, on the swap not the entire notional amount. The Sub-adviser that enters into the swap will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the counterparty risk of swaps.
Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Adviser may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in July 2010. Among other things, the Dodd-Frank Act sets forth a regulatory framework for certain OTC derivatives, such as swaps. The Dodd-Frank Act requires certain swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants who were not previously required to register are regulated as swap dealers or major swap participants, and are, or will be, subject to certain minimum capital and margin requirements and business conduct standards.
Certain standardized swaps, including certain U.S. dollar and non-U.S. dollar denominated interest rate and credit default index swaps, are subject to mandatory clearing, which interposes a central clearing house as the counterparty to each participant's swap, and exchange-trading. Additional swap asset classes are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for cleared derivatives is generally considered to be lower than for uncleared derivatives, but cleared contracts are not risk-free. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Central clearing and exchange trading is only required for trading certain instruments, although central clearing and exchange trading for additional instruments is expected to be implemented by the Commodity Futures Trading Commission (“CFTC”) until the majority of the swaps market is ultimately subject to both. In addition, uncleared swaps that are subject to regulatory collateral requirements could adversely affect a Fund’s ability to enter into swaps in the OTC market. The establishment of a centralized exchange or market for cleared swap transactions may not result in swaps being easier to value or trade. However, swap dealers, major swap participants, and swap counterparties may experience other new and/or additional regulations, requirements, compliance burdens, and associated costs. The legislation and rules promulgated may exert a negative effect on a Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. Specifically, position limits imposed on a Fund or its counterparties may affect that Fund’s ability to invest in futures, options, and swaps in a manner consistent with the Fund’s investment objective and strategies. The requirements prescribed by the Dodd-Frank Act may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect the ability of the Funds to buy or sell derivatives.
In a cleared swap transaction, the Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin payable or receivable for the change in value as appropriate on the Statements of Assets and Liabilities. Only certain derivative transactions are currently eligible for clearing by clearinghouses.
A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).
Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.
The swaps in which a Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.
The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Like most other investments, swaps are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Sub-adviser will not accurately forecast future market trends or the values of assets, reference rates, indices, or other economic factors in establishing swap positions for the Fund. If a Sub-adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund's investments. If the Sub-adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.
During the period ended September 30, 2022, Opportunistic Fixed used swaps to adjust interest rate and yield curve exposure or to manage interest fluctuation and credit exposure. See the Opportunistic Fixed Schedule of Investments for a listing of open swaps as of September 30, 2022.
(f)  Futures
A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.
A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.
When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.”  This amount is maintained by the futures commission merchant in a segregated account at the futures commission merchant. Thereafter, a “variation margin“ may be paid by the Fund to or drawn by the Fund from such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities, or currencies, subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable on the Statements of Assets and Liabilities. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.
A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the CFTC for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and the Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.
In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Funds. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Funds.
While certain futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.
Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future generally is an uncleared agreement resembling a total return swap transaction in which a Fund will commit to receive positive or negative returns on one or more specified equity index futures contracts in exchange for an agreed upon payment by the Fund to the counterparty. If the underlying asset declines in value over the term of the total return swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statements of Operations.
During the period ended September 30, 2022, Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility used futures to equitize cash. Core Fixed and

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

Opportunistic Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets also used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See each Fund's Schedule of Investments for a listing of open futures contracts as of September 30, 2022.
(g)  Options
The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.
The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call swaptions.  Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.
Whether an option which a Fund has written expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.
A Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.
During the period ended September 30, 2022, Opportunistic Fixed used options for tail risk hedging (i.e., hedging strategies designed to protect against large unexpected market movements) and to manage currency, interest rate, duration and volatility exposure. See the Fund's Schedule of Investments for the listing of options as of September 30, 2022.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

(h)  Forward foreign currency contracts
The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.
Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.
The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a non-cash settled forward contract to sell an amount of foreign currency, the Fund will maintain segregated assets in an amount equal to the contract’s full, notional value. When a Fund enters into a cash-settled forward contract to sell an amount of foreign currency, the Fund will maintain segregated assets in an amount equal to the net amount owed by the Fund. However, currency contracts with respect to identical currencies, with the same counterparty and same settlement date may be netted against each other and, in such cases, a Fund will maintain segregated assets in an amount equal to the net amount owed by the Fund, in accordance with the Trust’s Segregation and Offsetting Position Procedures. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably.
During the period ended September 30, 2022, Core Fixed and Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Non-US Core Equity used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Fund. See the Core Fixed and Opportunistic Fixed Schedules of Investments for a listing of open forward foreign currency contracts as of September 30, 2022.
(i)  Foreign currency translation
The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund's Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

(j)  When-issued securities/TBA securities
Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund's NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.
A Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”. See the Schedules of Investments for TBA and when-issued securities held as of September 30, 2022.
(k)  Real estate investment trusts
The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate related loans or interests.  A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.  In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act.  Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined.  See each Fund’s Schedule of Investments for REIT securities held as of September 30, 2022.
(l)  Mortgage-related and other asset-backed securities
The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Fixed and Opportunistic Fixed as of September 30, 2022.
(m)  Bank loans
Core Fixed and Opportunistic Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At September 30, 2022, Opportunistic Fixed had the following unfunded loan commitments:
Borrower	Par	Cost	Value	Unrealized Gain (Loss)
Athenahealth, Inc.	$17,391	$17,391	$15,626	$(1,765)
Thermostat Purchaser III, Inc.	49,431	49,540	46,218	(3,322)
VT Topco, Inc.	22,598	10,130	9,750	(380)
	$89,420	$77,061	$71,594	$(5,467)
(n)  Indexed securities
The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

(o)  Taxes and distributions
The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.
As of September 30, 2022, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments and derivatives were as follows:
	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap	$1,096,973,015	$119,789,346	$(159,142,308)	$ (39,352,962)
Small/Mid Cap	1,520,817,208	163,612,478	(207,398,814)	(43,786,336)
Non-US Core Equity	3,571,809,294	52,054,282	(711,789,470)	(659,735,188)
Core Fixed	1,641,794,389	487,988	(217,056,870)	(216,568,882)
Opportunistic Fixed	1,184,223,200	3,142,647	(162,891,475)	(159,748,828)
Emerging Markets	1,649,921,112	32,113,990	(444,311,532)	(412,197,542)
Global Low Volatility	1,110,347,271	82,113,693	(147,172,005)	(65,058,312)
The temporary differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies, redemption in kind and other basis adjustments. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These differences primarily relate to swap income, gains and losses from passive foreign investment companies and other basis adjustments during the period ended September 30, 2022.
The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.
(p)  Allocation of expenses and income
The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.
(q)  Redemption fees
While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

3.	Credit agreement
The Trust entered into a Credit Agreement on behalf of the Funds (“the Agreement”) with a bank pursuant to a committed, unsecured revolving line of credit through December 8, 2022. Borrowings for each Fund under the Agreement are limited to the lesser of $50,000,000 or 33 1/3% of a Fund’s Adjusted Net Assets provided borrowings did not exceed, in the aggregate, $50,000,000. Under the terms of the Agreement the Trust pays an annual commitment fee at the rate 0.25% per year on the difference between the total line of credit and the average daily amount of borrowings outstanding. Interest is charged to the Funds based on its borrowings at a variable rate equal to 1% plus the higher of (i) the Federal Funds Rate or (ii) the Federal Reserve Bank of New York Overnight Bank Funding Rate. The Funds did not borrow under the Agreement during the period ended September 30, 2022.
4.	Indemnities
In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
5.	Fees and other transactions with affiliates
As of September 30, 2022, the Adviser provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Adviser a fee for managing the Fund’s investments at an annual rate of:

	Investment Advisory Fee* on Net Assets
	Average net assets up to $750 million	Average net assets in excess of $750 million up to $1 billion	Average net assets in excess of $1 billion
Large Cap	0.53%	0.51%	0.46%
Small/Mid Cap	0.90%	0.88%	0.83%
Non-US Core Equity	0.75%	0.73%	0.68%
Core Fixed	0.35%	0.33%	0.28%
Opportunistic Fixed	0.80%	0.78%	0.73%
Emerging Markets	0.80%	0.78%	0.73%
Global Low Volatility	0.75%	0.73%	0.68%

* Consists of the total advisory fee payable by the Funds to the Adviser. The Adviser is responsible for paying the subadvisory fees.
The Adviser has contractually agreed, until at least July 31, 2023, to waive any portion of its management fee that exceeds the aggregate amount of the sub-advisory fees that the Adviser is required to pay to a Fund's Sub-adviser. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund's Board. The fees waived by the Adviser pursuant to this expense waiver agreement are not subject to reimbursement by the Fund to the Adviser. The fees waived are shown in the Advisory fee waiver line in the Statements of Operations.
The Adviser provides certain internal administrative services to the Adviser Class, Class I and Class Y-2 shares of the Funds, for which the Adviser receives a fee of 0.15%, 0.15% and 0.15% of the average daily net assets of the Adviser Class, Class I and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

documents for use by beneficial shareholders and monitoring and overseeing non-advisory relationships with entities providing services to the Adviser Class, Class I and Class Y-2 shares, including the transfer agent. As of September 30, 2022, only Non-US Core Equity and Core Fixed had Class I shares outstanding. As of September 30, 2022, there were no Advisor Class, Class I (except Non-US Core Equity and Core Fixed) or Class Y-2 shares of any of the Funds outstanding, and as such the Adviser did not receive any administrative services fees from those classes of those funds.
The Funds have adopted a plan of marketing and service, or “12b-1 plan,” to finance the provision of certain shareholder services to the owners of Adviser Class shares of the Funds. The plan provides for payments at annual rates (based on average net assets) of up to 0.25% of each Fund’s Adviser Class shares. There were no Advisor Class shares of any of the Funds outstanding as of September 30, 2022, and as a result, no 12b-1 fees were paid by any of the Funds for the period ended September 30, 2022.
6.	Purchases and sales of securities
Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended September 30, 2022, were as follows:

	Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases
Large Cap	$ —	$171,652,831
Small/Mid Cap	—	384,101,431
Non-US Core Equity	—	928,254,967
Core Fixed	1,420,201,420*	131,863,764
Opportunistic Fixed	11,647,419	482,991,631
Emerging Markets	—	638,947,128
Global Low Volatility	—	172,376,842

	Long-Term U.S. Government Securities	Other Long-Term Securities
Sales
Large Cap	$ —	$229,010,391
Small/Mid Cap	—	322,697,669
Non-US Core Equity	—	718,266,341
Core Fixed	1,333,201,014*	98,047,696
Opportunistic Fixed	43,781,746	359,674,070
Emerging Markets	—	565,922,414
Global Low Volatility	—	211,107,618

*	Includes purchases of $561,540,504 and sales of $546,030,105 for TBA securities.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

7.	Share transactions
Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Large Cap
	Six Months Ended September 30, 2022		Year Ended March 31, 2022
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	1,412,567	$ 14,363,877	3,292,166	$ 41,900,630
Shares issued to shareholders in reinvestment of distributions	—	—	12,381,922	153,164,374
Shares repurchased	(6,339,639)	(65,512,774)	(16,361,027)	(206,858,539)
Net decrease	(4,927,072)	$(51,148,897)	(686,939)	$ (11,793,535)

Small/Mid Cap
	Six Months Ended September 30, 2022		Year Ended March 31, 2022
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	13,944,905	$ 143,018,090	17,437,012	$ 231,465,353
Shares issued to shareholders in reinvestment of distributions	—	—	26,672,924	327,010,046
Shares repurchased	(9,646,838)	(102,778,144)	(28,752,187)	(395,256,506)
Net increase	4,298,067	$ 40,239,946	15,357,749	$ 163,218,893

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

Non-US Core Equity
	Six Months Ended September 30, 2022		Year Ended March 31, 2022
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	28,576,022	$ 259,373,910	81,023,506	$ 991,262,362
Shares issued to shareholders in reinvestment of distributions	—	—	54,329,508	599,254,468
Shares repurchased	(22,434,182)	(199,113,314)	(87,361,191)	(1,100,989,104)
Net increase	6,141,840	$ 60,260,596	47,991,823	$ 489,527,726
Class I:*
Shares sold	11,901,779	106,943,462	243,263	3,159,985
Shares issued to shareholders in reinvestment of distributions	—	—	44,939	495,675
Shares repurchased	(157,702)	(1,355,663)	—	—
Net increase	11,744,077	$ 105,587,799	288,202	$ 3,655,660

Core Fixed
	Six Months Ended September 30, 2022		Year Ended March 31, 2022
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	32,295,269	$ 297,863,367	45,916,697	$ 480,297,012
Shares issued to shareholders in reinvestment of distributions	—	—	3,063,726	31,985,302
Shares repurchased	(18,144,157)	(167,342,177)	(29,088,916)	(306,948,478)
Net increase	14,151,112	$ 130,521,190	19,891,507	$ 205,333,836
Class I:**
Shares sold	11,413	104,928	10,280,356	106,539,496
Shares repurchased	(2,797,003)	(26,290,115)	(598,919)	(5,975,417)
Net increase (decrease)	(2,785,590)	$ (26,185,187)	9,681,437	$ 100,564,079

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

Opportunistic Fixed
	Six Months Ended September 30, 2022		Year Ended March 31, 2022
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	24,878,456	$203,939,305	47,045,253	$ 450,031,319
Shares issued to shareholders in reinvestment of distributions	—	—	3,837,019	35,914,494
Shares repurchased	(9,776,655)	(81,033,910)	(16,191,116)	(154,834,817)
Net increase	15,101,801	$122,905,395	34,691,156	$ 331,110,996

Emerging Markets
	Six Months Ended September 30, 2022		Year Ended March 31, 2022
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	19,862,984	$ 151,656,033	70,433,580	$ 743,231,851
Shares issued to shareholders in reinvestment of distributions	—	—	20,700,953	198,108,117
Shares repurchased	(19,606,686)	(141,315,358)	(32,569,435)	(353,614,531)
Net increase	256,298	$ 10,340,675	58,565,098	$ 587,725,437

Global Low Volatility
	Six Months Ended September 30, 2022		Year Ended March 31, 2022
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	7,117,014	$ 92,850,339	33,074,478	$ 499,899,757
Shares issued to shareholders in reinvestment of distributions	—	—	10,738,770	156,786,038
Shares repurchased	(11,650,807)	(150,529,532)	(27,607,264)	(422,204,233)
Net increase (decrease)	(4,533,793)	$ (57,679,193)	16,205,984	$ 234,481,562

*	The Class commenced operations on July 22, 2021.
**	The Class commenced operations on December 27, 2021.
8.	Recent accounting pronouncements and regulatory updates
In January 2021, FASB issued Accounting Standards Update 2021-01 — Reference Rate Reform (Topic 848) — Scope (“ASU 2021-01”) as an update to Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) —Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. The rule imposes new limits on the amount of derivatives a fund can enter into, replaces the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and for the boards of such funds to appoint a derivatives risk manager. The effective date for the rule was February 19, 2021 and the compliance date for the new rule was August 19, 2022. Management has finalized its evaluation and determined there are no material impacts to the financial statements.
In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of determining whether a fund should value a security at its market value (as opposed to fair value) under the 1940 Act, and the SEC noted that this definition would apply in all contexts under the 1940 Act. The effective date for the rule was March 8, 2021 and the compliance date for both the new rule and the associated new recordkeeping requirements was September 8, 2022. Management has finalized its evaluation and determined there are no material impacts to the financial statements.
9.	Certain risks
In the normal course of business, the Funds invest in securities or other instruments and may enter into transactions, and such activities subject each Fund to various risks, including fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations (credit risk). Investments in foreign securities involve certain risks, including foreign currency fluctuations and those related to political or economic instability.
Additional risks associated with certain of the Funds’ investments are described above within the respective security type notes. A more complete description of risks is included in the Funds' prospectus and statement of additional information.
The coronavirus (COVID-19) pandemic and the ongoing responses of the U.S. government and various state, local and foreign governments have adversely affected global business activities and have resulted in significant uncertainty in the global economy and volatility in financial markets. Given the significant global health, market, employment and economic impacts of COVID-19 and the uncertainty of its duration, the Funds cannot reliably predict the ultimate impact of COVID-19 on financial markets or its financial results.
Russia’s large-scale invasion of Ukraine on February 24, 2022 and the resulting responses by the United States and other countries could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus, as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions or future escalation of such hostilities, and the extent and impact of the resulting sanctions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber-attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2022

have a significant impact on a Fund’s performance and the value of the Fund’s investments, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.
LIBOR Transition Risk: The market is in the process of transitioning away from a commonly used interest rate, the London Interbank Offered Rate (“LIBOR”). The terms of many investments, financings or other transactions to which a Fund may be a party have been historically tied to LIBOR, which may be a significant factor in determining a Fund’s payment obligations under a derivative investment, the cost of financing to a Fund or an investment’s value or return to a Fund. Although many LIBOR rates were phased out at the end of 2021, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. The process of transitioning to a new rate might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments.
10.	Subsequent events
Management has evaluated the impact of subsequent events through November 14, 2022, the date the financial statements were issued, for possible adjustment and/or disclosure in the Funds' financial statements. Management has determined that there are no material events that would require adjustment and/or disclosure in the Funds' financial statements through this date.

Mercer Funds
Additional Information (Unaudited)

Proxy Voting
A description of the policies and procedures that the Advisor and each Fund’s Sub-advisers use to determine how to vote proxies relating to the Fund’s portfolio securities can be found in the Funds SAI (Appendix B), and is available, (i) without charge, upon request, by calling 1-888-887-0619, (ii) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, and (iii) online on the Funds’ website at http://www.mercer.us/mutual-funds-on-offer. Information about the Funds’ proxy voting decisions are available online at https://viewpoint.glasslewis.com/WD/?siteId=MercerFundsProxy and http://www.sec.gov.
Quarterly Reporting
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT, which when filed, will be available on the SEC’s website at http://www.sec.gov. When filed, the Funds’ Form N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Mercer Funds
Additional Information (Unaudited) (Continued)

Board Approval of the Investment Management Agreement for the Funds and Subadvisory Agreements for the Funds during the period April 1, 2022 through September 30, 2022
June 8-9, 2022 Board Meeting
Mercer US Large Cap Equity Fund
Mercer US Small/Mid Cap Equity Fund
Mercer Non-US Core Equity Fund
Mercer Emerging Markets Equity Fund
Mercer Global Low Volatility Equity Fund
Mercer Core Fixed Income Fund
Mercer Opportunistic Fixed Income Fund
Renewal of the Investment Management Agreement for the Funds
At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the Mercer Funds (the “Trust”) held on June 8-9, 2022 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Investments LLC, the Trust’s investment adviser (the “Adviser”) (together, the “Independent Trustees”), considered and approved the renewal of the investment management agreement between the Adviser and the Trust (the “Investment Management Agreement”) with respect to each of the series of the Trust (each a “Fund,” and collectively, the “Funds”), consisting of: Mercer US Large Cap Equity Fund (the “Large Cap Fund”), Mercer US Small/Mid Cap Equity Fund (the “Small/Mid Cap Fund”), Mercer Non-US Core Equity Fund (the “Non-US Core Fund”), Mercer Emerging Markets Equity Fund (the “Emerging Markets Fund”), Mercer Global Low Volatility Equity Fund (the “Global Low Volatility Fund”), Mercer Core Fixed Income Fund (the “Core Fixed Income Fund”), and Mercer Opportunistic Fixed Income Fund (the “Opportunistic Fixed Income Fund”).
In considering the renewal of the Investment Management Agreement, the Independent Trustees reviewed the information and materials furnished by the Adviser that were prepared for the Meeting, including: (i) the Investment Management Agreement with respect to the Adviser’s management of the assets of each Fund; (ii) information comparing each Fund’s performance over various time periods to the performance of a peer group and peer universe of registered investment companies (“funds”) determined by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent, nationally recognized provider of investment company data, to be generally comparable to the Fund and as contained in a report prepared by Broadridge (the “Broadridge Report”); (iii) information describing the nature, extent, and quality of the services that the Adviser provided to the Funds; the fees that the Adviser charged to the Funds for these services; and a comparison of those fees to the fees paid by a peer group of funds determined by Broadridge to be generally comparable to the Funds and as contained in the Broadridge Report; (iv) the Funds’ management fee waiver agreement (the “Fee Waiver Agreement”), which applies on a Fund-by-Fund basis and requires the Adviser to waive any portion of the management fee it is entitled to under the Investment Management Agreement with respect to each Fund that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to a Fund’s subadvisers (the “Subadvisers”) for the management of their allocated portions of the subject Fund; (v) information regarding the Adviser’s business and operations; financial position; portfolio management and leadership teams; and compliance program; (vi) information comparing each Fund’s operating expenses to those of the Fund’s peer group of funds

Mercer Funds
Additional Information (Unaudited) (Continued)

determined by Broadridge to be generally comparable to the Funds and as contained in the Broadridge Report; and (vii) information regarding the benefits that the Adviser derived (or may derive in the future) as a result of its relationship with the Funds. The Independent Trustees also considered presentations made by, and discussions held with, representatives of the Adviser, both at the Meeting and throughout the course of the year at regularly scheduled and special Board meetings. The Independent Trustees also evaluated the Adviser’s answers and responses to the questions and information requests contained in an information request letter (“Information Request Letter”) that was submitted to the Adviser on behalf of the Independent Trustees for use in connection with the contract renewal process, as well as certain follow-up responses that had been requested on behalf of the Independent Trustees by their independent legal counsel.
During their review of this information, the Independent Trustees considered the factors that they deemed relevant with respect to the Adviser, including: the nature, extent, and quality of the services that were provided to the Funds by the Adviser; the Adviser’s investment management personnel and operations; the performance of the Funds; the Funds’ expense levels, including the effect of the Fee Waiver Agreement on Fund expenses; the fact that the Adviser was not realizing a direct profit from the investment advisory services it provides to the Funds under the Investment Management Agreement as a result of the Fee Waiver Agreement; and any ancillary benefits to the Adviser and its affiliates of the Adviser’s relationship with the Funds. The Independent Trustees also considered the nature, extent, and quality of the non-advisory services that the Adviser and its affiliates provided to the Funds. Additionally, the Independent Trustees received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.
In their consideration of the renewal of the Investment Management Agreement, the Independent Trustees considered the following factors:
(a)  The nature, extent, and quality of the services that were provided by the Adviser.  The Independent Trustees reviewed the services that the Adviser had provided to the Funds. In connection with the investment advisory services that were provided to the Funds, the Independent Trustees considered the qualifications, experience, and capabilities of the Adviser’s portfolio management team and other investment personnel, and the extent of care and conscientiousness with which the Adviser personnel performed their duties. In this regard, the Independent Trustees considered that, while the Adviser focused primarily on the selection, evaluation, and oversight of the Funds’ Subadvisers, consistent with the Trust’s multi-manager structure, the Adviser had various other responsibilities as the Funds’ investment adviser, including: the provision of investment advice; the allocation of each Fund’s assets among multiple Subadvisers (including overseeing the process of transitioning assets among Subadviser(s)), and the fee negotiation process whereby the Adviser sought to achieve an appropriate and competitive level of fees and fee structure, and the Adviser’s continual monitoring of the ongoing appropriateness and competitiveness of each subadvisory fee and fee structure; the monitoring of each Subadviser’s investment performance and processes; the monitoring of each Subadviser’s compliance with the applicable Fund’s investment objective, policies, and limitations, including portfolio investment guidelines; the review of each Subadviser’s portfolio security brokerage and trading practices, as well as the use of derivatives or other complex financial instruments; the implementation of certain risk management programs; and oversight of general Fund compliance with relevant law.
The Independent Trustees considered the Adviser’s ability and willingness to identify instances where there was a need to add a new Subadviser, to replace a current Subadviser, to reallocate Fund assets among current Subadvisers, to utilize a new strategy of a current Subadviser, or to implement a combination of these measures, as well as the Adviser’s ability to effect such changes promptly and

Mercer Funds
Additional Information (Unaudited) (Continued)

efficiently. In considering the services provided by the Adviser in connection with the review, selection, evaluation and monitoring of Subadvisers for the Funds, the Independent Trustees noted the fact that the Adviser has access to, through its other business divisions, significant manager research and related services that an investment adviser to a fund complex of similar size as the Funds might not otherwise be able to provide.
The Independent Trustees discussed the Trust’s multi-manager structure, and the services required by the Trust under that structure, as compared to an investment company without multiple subadvisers. The Independent Trustees also evaluated the nature, extent, and quality of the non-investment advisory and administrative services that were provided to the Funds by the Adviser, such as supervision of the Funds’ third-party service providers. The Independent Trustees considered the scope and substance of the Adviser’s regulatory and compliance policies, procedures, and systems. The Independent Trustees evaluated the Adviser’s capabilities in providing the administrative, legal and compliance services needed to support management of the Funds, and the information that regularly had been provided by the Trust’s Chief Compliance Officer to the Trustees at prior Board meetings. The Independent Trustees also considered the Adviser’s willingness both to add personnel and to replace existing personnel, as the Funds have grown, in order to ensure that appropriate staffing levels were maintained.
Based on their consideration and review of the foregoing information, the Independent Trustees determined that the Funds benefited from the nature, extent, and quality of these services, as well as the Adviser’s ability to continue to provide these services based on the Adviser’s experience, operations, and resources and concluded that they supported the continuation of the Investment Management Agreement with the Adviser.
(b)  The costs of the services provided and the profits realized by the Adviser and its affiliates from the Adviser’s relationship with the Funds.  The Independent Trustees compared each Fund’s contractual and actual management fee and expense ratio (i.e., actual total expenses) to other investment companies considered to be in the Fund’s respective peer group (as identified by Broadridge in the Broadridge Report). The Independent Trustees noted that actual management fees and actual total expenses of Class Y-3 shares of each Fund fell within the first quintile of each Fund’s respective peer group (i.e., the quintile with the lowest expenses). The Independent Trustees also considered the Fee Waiver Agreement and its effect on the Adviser’s actual management fee and the Funds’ expense ratios and further considered that the Adviser intended to renew the Fee Waiver Agreement for another year through at least July 31, 2023. The Independent Trustees noted the Adviser’s explanation that it does not manage other funds, including registered investment companies, or other client accounts that are comparable to the Funds and, therefore, the Adviser could not provide relevant information regarding the Adviser’s fees for servicing such funds or accounts.
The Independent Trustees considered the entrepreneurial risk undertaken by the Adviser in managing and operating the Trust and the Funds and they considered the Adviser’s commitment to the continued successful operation of the Funds. Regarding the level of profitability being realized by the Adviser in connection with its management of the Funds, the Independent Trustees took note of the Adviser’s explanation that the Adviser was not realizing a direct profit from the investment advisory services it provides to the Funds as a result of the Fee Waiver Agreement. The Independent Trustees also discussed the Adviser’s ongoing costs in operating the Funds. The Independent Trustees considered the Adviser’s ongoing initiative to negotiate reduced fee schedules for certain of the Subadvisers, which results in a benefit to the Funds and their shareholders under the Fee Waiver Agreement to the extent that such subadvisory fees are reduced.

Mercer Funds
Additional Information (Unaudited) (Continued)

The Independent Trustees also considered the other relationships that the Adviser and its affiliates have with the Trust, and any ancillary  or “fall-out” benefits realized by the Adviser and its affiliates from the Adviser’s relationship with each Fund, as described in the Adviser’s responses to the questions and information requests contained in the Information Request Letter, as well as in the comments of the Adviser’s personnel at the Meeting. The Independent Trustees recognized that, because of the Trust’s multi-manager structure, the Adviser did not place portfolio transactions on behalf of the Funds, and, thus, the Adviser did not receive proprietary research from broker-dealers that executed the Funds’ portfolio transactions. In addition, the Independent Trustees noted that the Adviser, as a policy, did not receive any services paid for by Fund soft dollar commissions. As such, the Independent Trustees took note of the fact that the Adviser did not derive any benefits from any Fund portfolio transactions, which benefits were enjoyed by certain Subadvisers.
The Independent Trustees took into consideration the Adviser’s discussion of the ancillary benefits that the firm (along with its affiliates) may realize by managing the Funds, to the extent that potential investors view the Adviser and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles, as well as the benefits to the Adviser stemming from its ability to negotiate global fee arrangements from time to time with certain of the Subadvisers that manage (or an affiliate manages) other accounts for the Adviser or its affiliates. The Independent Trustees also noted that the Adviser will provide or procure, as applicable, certain non-distribution related shareholder administrative services pursuant to the Shareholder Administrative Services Plan for the Adviser Class shares, Class I shares and Class Y-2 shares of the Funds (the “Shareholder Services Plan”) and the Second Amended and Restated Shareholder Administrative Services Agreement between the Adviser and the Funds (the “Administrative Services Agreement”), and that the Adviser would be entitled to receive compensation from the Adviser Class, Class I and Class Y-2 shares of the Funds for acting in that capacity. The Independent Trustees acknowledged that no compensation had been paid to date for Adviser Class and Class Y-2 shares of the Funds, as there currently were no Adviser Class or Class Y-2 shares outstanding, and noted the shareholder administrative servicing fees paid to the Adviser with respect to Class I shares. The Independent Trustees considered that compensation paid or to be paid to the Adviser under the Administrative Services Agreement would be accrued from the fees paid under the Shareholder Services Plan. The Independent Trustees also considered that, in return for this compensation, the Adviser would be responsible for, among other things, attending to shareholder or shareholder-related correspondence and inquiries, assisting with exchanges and the processing of purchases and redemptions of shares, maintaining account records, processing dividend payments and preparing and distributing documents for shareholder use. As such, the Independent Trustees concluded that these benefits or potential benefits that would accrue to the Adviser and its affiliates by virtue of their relationships with the Funds appeared to be reasonable.
(c)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Independent Trustees took into consideration the fact that the advisory fee schedule for each Fund currently includes breakpoints at the levels of $750 million in assets and also at $1 billion in assets. The Independent Trustees noted that, as a result of the Fee Waiver Agreement, any decreases in the advisory fee for a particular Fund under the Investment Advisory Agreement resulting from the Fund passing certain asset level thresholds would not result in a decrease in the fee paid by that Fund under the current Fee Waiver Agreement, which requires that the Adviser waive any portion of its management fee that exceeds the aggregate fees paid to a Fund’s Subadvisers.

Mercer Funds
Additional Information (Unaudited) (Continued)

(d)  The investment performance of each Fund and the Adviser.  The Independent Trustees considered the investment performance of each Fund and evaluated Fund performance in the context of the Trust’s multi-manager structure, and the unique considerations that this structure requires. The Independent Trustees considered whether the Funds operated within their investment objectives and styles and considered each Fund’s record of compliance with its investment restrictions. The Independent Trustees also considered that the Adviser continues to be proactive in seeking to replace and/or add Subadvisers, to reallocate assets among Subadvisers, and to implement new investment Subadviser strategies, with a view to improving Fund performance over the long term.
While consideration was given to the Adviser’s performance reports and discussions at prior Board meetings, and performance reports provided by the Adviser to the Board between Board meetings, particular attention was given to the Broadridge Report prepared specifically for the Meeting.
In reviewing the performance of the Funds, the Independent Trustees considered the performance of each Fund over various measurement periods ended March 31, 2022. The Independent Trustees also took into consideration the Adviser’s expectations for the acceptable performance of each Fund.
With respect to their review of the performance results of each of the Funds, the Independent Trustees took into consideration the following:
1.  Large Cap Fund.  In the case of the Large Cap Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the fifth, second, fourth, fifth, fourth and fourth quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Large Cap Fund’s performance for each of the six measurement periods placed it in the fifth, second, fifth, fifth, fourth and fifth quintiles, respectively, of its peer group. With regard to the performance of the Large Cap Fund relative to its peer group, the Independent Trustees noted that the Adviser, in an effort to reduce risk and improve performance consistency, had recommended, and the Board approved, the appointment of Jennison Associates LLC (“Jennison”), Polen Capital Management, L.L.C. (“Polen”) and Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (“Macquarie”), in 2019 to replace certain prior subadvisers. The Independent Trustees further took into consideration the Adviser’s explanation that the relative performance of the Large Cap Fund was due, in part, to the Large Cap Fund’s value-oriented positioning.
2.  Small/Mid Cap Fund.  In the case of the Small/Mid Cap Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the third, third, second, second, first and third quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Small/Mid Cap Fund’s performance for each of the six measurement periods placed it in the third, third, second, second, third and fifth quintiles, respectively, of its peer group. With regard to the performance of the Small/Mid Cap Fund relative to its peer group, the Independent Trustees noted that the Adviser, in an effort to improve performance, had recommended, and the Board had approved, the appointment of River Road Asset Management, LLC (“River Road”) in 2019 to replace a prior subadviser. The Independent Trustees further took into consideration the Adviser’s explanation that River Road was recommended due to its favorable attributes and complementary role for the Small/Mid Cap Fund’s portfolio structure.
3.  Non-US Core Fund.  In the case of the Non-US Core Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the first quintile for the ten-year measurement period and in the second quintile for each of the other measurement periods of its peer universe. The Independent Trustees also considered that the Non-US Core Fund’s performance for each of the six measurement periods placed it in the first, second, second, second, second and first quintiles, respectively, of its peer group.

Mercer Funds
Additional Information (Unaudited) (Continued)

4.  Emerging Markets Fund.  In case of the Emerging Markets Fund, which had commenced operations in May of 2012, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four- and five-year and since inception measurement periods placed it in the third quintile for the one-year measurement period and in the fourth quintile for each of the other measurement periods of its peer universe. The Independent Trustees also considered that the Emerging Markets Fund’s performance for each of the six measurement periods placed it in the second quintile for the one-year measurement period, in the third quintile for the two-year measurement period and in the fifth quintile for each of the other measurement periods of its peer group. With regard to the performance of the Emerging Markets Fund relative to its peer group, the Independent Trustees noted that the Adviser, in an effort to improve performance, had recommended, and the Board had approved, the appointment of Origin Asset Management LLP (“Origin”) in 2019 to replace a prior subadviser. The Independent Trustees further took into consideration the Adviser’s explanation that Origin was recommended due to its favorable attributes and complementary role for the Emerging Market Fund’s portfolio structure. The Independent Trustees also noted that the Adviser, in order to provide exposure to China equities, had recommended, and the Board approved, the appointments of Schroder Investment Management North America Inc. (“SIMNA Inc.”) and Schroder Investment Management North America Limited (“SIMNA Ltd.”) (sub-subadviser) in 2020 as additional Subadvisers. The Independent Trustees further took into consideration that the Adviser, in an effort to improve the Emerging Markets Fund risk/return profile, recommended, and the Board approved, the appointments of BennBridge US LLC (“BennBridge”) and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) in 2021 to replace certain prior subadvisers.
5.  Global Low Volatility Fund.  In case of the Global Low Volatility Fund, which had commenced operations in November of 2012, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four- and five-year and since inception measurement periods placed it in the fifth quintile for the one-year measurement period and in the first quintile for each of the other measurement periods of its peer universe. The Independent Trustees also considered that the Global Low Volatility Fund’s performance for the one-, two-, three-, four- and five-year periods was in the fourth quintile for the one-year measurement period and in the first quintile for each of the other measurement periods of its peer group. The Independent Trustees noted that, in an effort to improve the Global Low Volatility Fund’s risk/return profile, the Adviser had recommended, and the Board had approved, the appointment of Ninety One North America, Inc. (“Ninety One”) in 2021.
6.  Core Fixed Income Fund.  In the case of the Core Fixed Income Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the second quintile for the one-year measurement period, in the third quintile for the two-year measurement period and in the first quintile for each of the other measurement periods of its peer universe. The Independent Trustees also considered that the Core Fixed Income Fund’s performance for each of the six measurement periods placed it in the second, third, first, second, second and first quintiles, respectively, of its peer group.
7.  Opportunistic Fixed Income.  In the case of the Opportunistic Fixed Income Fund, which had commenced operations in August of 2013, the Independent Trustees noted that performance for the one-, two-, three-, four- and five-year and since inception measurement periods placed it in the fourth, third, fourth, fifth, fourth and fifth quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Opportunistic Fixed Income Fund’s performance for each of the six measurement periods placed it in the fourth quintile for the two-year measurement period and in the fifth quintile for each of the other measurement periods of its peer group. With regard to the performance of the Opportunistic Fixed Income Fund relative to its peer group, the Independent Trustees noted that, in order to address the Fund’s performance, the Adviser had terminated T. Rowe

Mercer Funds
Additional Information (Unaudited) (Continued)

Price Associates, Inc. and T. Rowe Price International Limited in their roles as a prior subadviser and sub subadviser, respectively, to the Fund in 2020. In connection with their consideration of the performance results for the Opportunistic Fixed Income Fund, the Independent Trustees also considered the Adviser’s explanation that the Fund was designed by the Adviser to serve a specific purpose and investment need and that the Fund does not have a peer group or universe that is comparable. The Board noted the Adviser’s explanation that the Opportunistic Fixed Income Fund is classified in the Broadridge Report as a multi-sector fixed income fund, but that the Fund also has exposure to multi-asset credit (including high yield) and emerging markets debt, which may differentiate the Fund from certain of the funds included in its peer universe and peer group. The Independent Trustees further took into consideration the Adviser’s explanation that the Opportunistic Fixed Income Fund had produced returns in line with the Adviser’s expectations given the diversified approach to portfolio construction and the prevailing drivers of returns in the market over the measurement periods.
In light of the foregoing considerations, the Independent Trustees concluded that the Adviser’s performance in managing each Fund indicated that the Adviser’s continued management will benefit the Funds and their shareholders.
Conclusion.  Following further consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees. Based on these factors, and such other matters as were deemed relevant, the Independent Trustees concluded that the management fee rates of the Funds continued to be supported by the services provided by the Adviser to the Funds, as well as by the costs that were incurred and benefits that were gained by the Adviser in providing such services. It was noted that the Independent Trustees had taken into consideration the fees charged by the investment advisers to the investment companies included in the Funds’ peer groups as presented in the Broadridge Report. As a result, the Independent Trustees concluded that the approval of the Investment Management Agreement was in the best interests of the Funds and their shareholders, and they approved the renewal of the Investment Management Agreement.
Mercer US Large Cap Equity Fund
Mercer US Small/Mid Cap Equity Fund
Mercer Non-US Core Equity Fund
Mercer Emerging Markets Equity Fund
Mercer Global Low Volatility Equity Fund
Mercer Core Fixed Income Fund
Mercer Opportunistic Fixed Income Fund
Renewal of Certain Subadvisory Agreements for the Funds
At the Meeting, the Board, including the Independent Trustees, also considered and approved the continuation of the subadvisory agreements (collectively, the “Subadvisory Agreements”) entered into by the Adviser and the following Subadvisers for the Funds: Brandywine Global Investment Management, LLC, Macquarie, Jennison, Polen and Parametric Portfolio Associates LLC (“Parametric”) (in the case of the Large Cap Fund); GW&K Investment Management, LLC, Loomis, Sayles & Company, L.P. (“Loomis”), LSV Asset Management (“LSV”), River Road, Westfield Capital Management Company, L.P., and Parametric (in the case of the Small/Mid Cap Fund); American Century Investment Management, Inc., Arrowstreet Capital, Limited Partnership, LSV, Massachusetts Financial Services Company, and Parametric (in the case of the Non-US Core Fund); BennBridge,

Mercer Funds
Additional Information (Unaudited) (Continued)

GMO, Origin, SIMNA Inc., SIMNA Ltd. (sub-subadviser), William Blair Investment Management, LLC, and Parametric (in the case of the Emerging Markets Fund); Acadian Asset Management LLC, Martingale Asset Management, L.P., Ninety One, Veritas Asset Management LLP, and Parametric (in the case of the Global Low Volatility Fund); BlackRock International Limited, Colchester Global Investors Limited, Loomis, Western Asset Management Company, LLC and Western Asset Management Company Limited (sub-subadviser) (in the case of the Opportunistic Fixed Income Fund); and Income Research & Management, Manulife Asset Management (US) LLC and PGIM, Inc. (in the case of the Core Fixed Income Fund) (each a “Subadviser,” and together, the “Subadvisers”).
In considering the renewal of the Subadvisory Agreements, the Independent Trustees considered the information and materials from the Adviser that included, as to each Subadviser whose Subadvisory Agreement was being considered and each Fund: (i) the Subadvisory Agreement between the Adviser and the Subadviser; (ii) information regarding the review and due diligence process by which the Adviser selected, monitored, and evaluated the Subadviser, and recommended the Subadviser for Board approval; (iii) information describing the nature, extent, and quality of the services that the Subadviser provided to the respective Fund, and the fees that the Subadviser charged the Adviser for these services; (iv) the Fee Waiver Agreement, which requires the Adviser to waive any portion of the management fee it is entitled to under the Investment Management Agreement with respect to each Fund that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to a Fund’s Subadvisers for the management of their allocated portions of the subject Fund; (v) information regarding the Subadviser’s business and operations, financial condition, portfolio management team, and compliance program; (vi) information regarding the Subadviser’s brokerage and trading policies and practices; (vii) the Subadviser’s performance in managing its allocated portion of the Fund’s investment portfolio; (viii) the Subadviser’s historical performance returns managing a similar investment mandate (as applicable), and a comparison of performance returns of the allocated portion of the Fund managed by the Subadviser to a relevant index; and (ix) the Adviser’s detailed monitoring and reporting of Subadviser performance on qualitative and quantitative factors.
In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Adviser and representatives of various Subadvisers, both at the Meeting and throughout the course of the year at Board meetings, as applicable. During their review of this information, the Independent Trustees also considered information provided by the Adviser regarding the Subadvisers’ answers and responses to applicable information requests contained in a questionnaire. The Independent Trustees considered the factors that they deemed relevant with respect to each Subadviser, including: the nature, extent, and quality of the services that were provided to the applicable Fund by the Subadviser; the Subadviser’s investment management style and investment decision-making process; the Subadviser’s historical performance record managing its allocated portion of the Fund’s portfolio, as well as managing pooled investment products similar to the applicable Fund (as applicable); the qualifications and experience of the employees at the Subadviser who were responsible for the day-to-day management of the allocated portion of the Fund; and the Subadviser’s staffing levels and overall resources. The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Adviser in connection with each of the Subadvisers, which includes extensive investment management and compliance due diligence with respect to the management and operations of each of the Subadvisers. Additionally, the Independent Trustees received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

Mercer Funds
Additional Information (Unaudited) (Continued)

In particular, and as to each Fund and to each Subadviser, the Independent Trustees considered the following factors:
(a)  The nature, extent, and quality of the advisory services that were provided by the Subadvisers.  The Independent Trustees reviewed the nature, extent, and quality of the advisory services that each Subadviser had provided to the applicable Fund. The Independent Trustees considered the Adviser’s active role as a manager of managers, which included, among other items, monitoring and evaluating the performance of the Subadvisers, recommending that Subadvisers that have not performed as expected either be replaced or their allocated portion of the Fund’s portfolio be reduced. The Independent Trustees considered the specific investment management process that was employed by each Subadviser in managing the assets that were allocated to the Subadviser (which had been discussed with each Subadviser previously); the qualifications, experience, and capabilities of the Subadviser’s management and other personnel responsible for the portfolio management of the allocated portion of the applicable Fund; the financial position of the Subadviser; information regarding the Subadviser’s regulatory and legal compliance policies and procedures; and the Subadviser’s brokerage practices. The Independent Trustees also considered the Adviser’s review, selection, and due diligence process with respect to each Subadviser, and the Adviser’s favorable assessment and conclusion as to the nature, extent, and quality of the subadvisory services that were provided by the Subadviser. The Independent Trustees determined that each Fund would continue to benefit from the quality and experience of the portfolio managers of each Fund’s Subadvisers.
Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent, and quality of the subadvisory services that were provided by each Subadviser, as well as each Subadviser’s ability to continue to provide these services based on its experience, operations, and resources, were adequate and appropriate, and had benefited, and will continue to benefit, the applicable Fund and its shareholders. The Independent Trustees concluded that these factors supported the continuation of the Subadvisory Agreements with the Subadvisers.
(b)  The costs of the services provided and the profits realized by the Subadviser and its affiliates from the Subadviser’s relationship with the Funds.  The Independent Trustees considered the review, selection, and due diligence process employed by the Adviser in deciding to recommend each Subadviser as a Subadviser to the respective Fund. The Independent Trustees took account of the Adviser’s reasons for concluding that the compensation payable to each Subadviser for its services to the Funds was competitive, fair and reasonable in light of the nature, extent, and quality of the services furnished to the Fund, and the Adviser’s recommendation at the Meeting that the Subadvisers be continued, including in light of the fact that the Subadvisers’ fees would be indirectly borne by the respective Funds and their shareholders.
The Independent Trustees considered the expected impact of the subadvisory fees on the Funds’ overall operating expenses, given the Fee Waiver Agreement. In addition, since the fees paid by the Adviser to each Subadviser were the result of arm’s-length bargaining between unaffiliated parties, the relevance of each Subadviser’s profitability was considered by the Independent Trustees in that context. The Independent Trustees took into account the Adviser’s ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, the Adviser’s assessment that the subadvisory fee rates charged by each Subadviser reflected a reasonable fee arrangement, and the Adviser’s continued initiative to negotiate reduced subadvisory fee schedules with the Subadvisers, which benefits the Funds and their shareholders due to the Fee Waiver Agreement to the extent that such subadvisory fees are reduced. The Independent Trustees also considered the information supplied by each Subadviser that presented data regarding the fees charged to other comparable clients of the Subadviser (as applicable). Based on their consideration and review of the foregoing information, the Independent Trustees concluded that, in light of the nature, extent,

Mercer Funds
Additional Information (Unaudited) (Continued)

and quality of the services that were provided, the fees paid to each Subadviser with respect to the Fund assets that were allocated to the Subadviser appeared to be within a reasonable range in relation to the services to be provided by each Subadviser.
(c)  Ancillary Benefits.  The Independent Trustees considered whether there were any ancillary or “fall-out” benefits that may accrue to the Subadvisers as a result of their relationships with the Funds. As part of their review, the Independent Trustees noted that certain Subadvisers may experience benefits due to their relationships with the Funds, which include reputational and marketing benefits, and may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Independent Trustees noted that the Subadvisers were required to select brokers who met the Funds’ requirements for seeking best execution, and that the Adviser monitored and evaluated the Subadvisers’ trade execution with respect to Fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters. The Independent Trustees concluded that these benefits or potential benefits that would accrue to the Subadvisers by virtue of their relationships with the Funds appeared to be reasonable.
(d)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected sharing of these economies of scale for the benefit of Fund shareholders.  With respect to economies of scale, the Independent Trustees considered each Subadviser’s fee schedule for providing services to the applicable Fund and noted that several of the Subadvisory Agreements included breakpoints that would reduce the Subadviser’s fee as the allocated portion of the applicable Fund (and/or certain assets globally with respect to the Adviser and its affiliates) managed by the Subadviser (and/or an affiliate with respect to other account assets) increased. It was noted that the benefit of breakpoints would indirectly go to the Funds and their shareholders, given the Fee Waiver Agreement.
(e)  The investment performance of the Funds and the Subadvisers.  The Independent Trustees considered whether each Subadviser operated within the applicable Fund’s investment objective and style and consistent with the Subadviser’s investment strategy to support the Fund’s multi-manager structure and approach and noted each Subadviser’s record of compliance with the Fund’s relevant investment restrictions and guidelines. The Independent Trustees also considered the Adviser’s conclusions, and the reasons supporting the Adviser’s conclusions, that the performance record of each Subadviser, including on an absolute basis and relative to each Subadviser’s benchmark index over different time periods, supported the approval of its Subadvisory Agreement.
Conclusion.  Following full consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees. Based on these factors, along with the determinations of the Adviser at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the fee rate for each Subadviser continued to be supported by the services that were provided by each of the Subadvisers to the Funds, as well as by the information available on costs that were incurred and benefits that were gained by the Subadvisers in providing such services. As a result, the Independent Trustees concluded that the approval of the Subadvisory Agreements was in the best interests of the Funds and their shareholders and approved the renewal of each of the Subadvisory Agreements.

Mercer Funds
Understanding Your Fund’s Expenses

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table for each Fund shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from April 1, 2022 through September 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.
Large Cap — Class Y-3
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.31%	$1,000.00	$ 785.20	$ 892.60	$1.39
Hypothetical	0.31	1,000.00	1,023.51	1,011.76	1.57

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 183/365.
Small/Mid Cap — Class Y-3
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.46%	$1,000.00	$ 827.10	$ 913.55	$2.11
Hypothetical	0.46	1,000.00	1,022.76	1,011.38	2.33

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 183/365.

Mercer Funds
Understanding Your Fund’s Expenses (Continued)

Non-US Core Equity — Class Y-3
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.38%	$1,000.00	$ 775.90	$ 887.95	$1.69
Hypothetical	0.38	1,000.00	1,023.16	1,011.58	1.93

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.38%, multiplied by the average account value over the period, multiplied by 183/365.
Non-US Core Equity — Class I
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.63%	$1,000.00	$ 774.00	$ 887.00	$2.80
Hypothetical	0.63	1,000.00	1,021.91	1,010.96	3.19

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 183/365.
Core Fixed — Class Y-3
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.15%	$1,000.00	$ 901.00	$ 950.50	$0.71
Hypothetical	0.15	1,000.00	1,024.32	1,012.16	0.76

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/365.
Core Fixed — Class I
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.40%	$1,000.00	$ 899.90	$ 949.95	$1.91
Hypothetical	0.40	1,000.00	1,023.06	1,011.53	2.03

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 183/365.

Mercer Funds
Understanding Your Fund’s Expenses (Continued)

Opportunistic Fixed — Class Y-3
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.44%	$1,000.00	$ 883.50	$ 941.75	$2.08
Hypothetical	0.44	1,000.00	1,022.86	1,011.43	2.23

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 183/365.
Emerging Markets — Class Y-3
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.47%	$1,000.00	$ 780.60	$ 890.30	$2.10
Hypothetical	0.47	1,000.00	1,022.71	1,011.36	2.38

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 183/365.
Global Low Volatility — Class Y-3
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.31%	$1,000.00	$ 822.30	$ 911.15	$1.42
Hypothetical	0.31	1,000.00	1,023.51	1,011.76	1.57

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 183/365.

Trustees and Officers (Unaudited)

The following tables list the Trust’s Trustees and Officers as of the date of this report; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trust’s trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request, by calling 1-866-658-9896, or on the SEC website at www.sec.gov.
Independent Trustees
Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Harrison M. Bains, Jr. 99 High Street Boston, MA 02110 (79)	Trustee	Trustee since 2005	Mr. Bains is retired.	7	Mr. Bains is a director of Cara Therapeutics, Inc.; Mr. Bains was a director of BG Medicine, Inc.(2007 to 2014) and a trustee of BofA Funds Series Trust (11 portfolios) (2011 to 2016).
Adela M. Cepeda 99 High Street Boston, MA 02110 (64)	Trustee	Trustee since 2005	Ms. Cepeda was Managing Director of PFM Financial Advisors LLC (a financial advisory firm) from September 2016 to December 2019. Ms. Cepeda was previously Founder and President of A.C. Advisory, Inc. (a financial advisory firm) 1995 — 2016.	7	Ms. Cepeda is a director or trustee of: The UBS Funds (12 portfolios); UBS Relationship Funds; SMA Relationship Trust (1 portfolio); Morgan Stanley Pathway Funds (11 portfolios); BMO Financial Corp. (U.S. holding company for BMO Harris Bank N.A.); Ms. Cepeda was a director of Fort Dearborn Income Securities, Inc. (2000 to 2016).
Gail A. Schneider 99 High Street Boston, MA 02110 (73)	Chairperson and Trustee	Chairperson since 2022; Trustee since 2009	Ms. Schneider is a selfemployed consultant since 2007. Ms. Schneider was previously an Executive Vice President at JPMorgan Chase & Co.	7	None

Trustees and Officers (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Luis A. Ubiñas 99 High Street Boston, MA 02110 (59)	Trustee	Trustee since 2019	Mr. Ubiñas is retired. Mr. Ubiñas previously served as President of the Ford Foundation (a not-for profit organization) from 2008 to 2013 and prior to that he served as a Senior Partner for McKinsey & Company (a global consulting firm).	7	Mr. Ubiñas is a Director of: ATT, Electronic Arts, Inc., and Tanger Factory Outlet Centers, Inc.
Joan E. Steel 99 High Street Boston, MA 02110 (68)	Trustee	Trustee since 2020	Ms. Steel is the Founder and Chief Executive Officer of Alpha Wealth Advisors LLC since September 2009. Prior to founding her own firm, Ms. Steel was a Senior Vice President, Private Wealth Advisor for the Capital Group, a large global asset manager.	7	Ms. Steel was an independent director of The Hershey Trust Company from 2012 to 2016.
Interested Trustee:
Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Richard S. Joseph** (57)	Trustee, President, and Chief Executive Officer	Since 2016	Mr. Joseph is Vice President and US Wealth Distribution Leader for Mercer Investments LLC since December 2015. Prior to December 2015, he was Chief Operating Officer of Mercer Investments LLC.	7	Mr. Joseph is a trustee of Mercer Trust Company LLC and was a director of Mercer Investments LLC from January 2017 to March 2019.
(1)   Each Trustee holds office for an indefinite term.
*     The “Fund Complex” consists of the Trust, which has seven portfolios.
**    Mr. Joseph is considered to be an “interested person,” as defined in the 1940 Act, of the Trust due to his relationship with the Advisor.

Trustees and Officers (Unaudited) (Continued)

Officers:
The executive officers of the Trust not named above are:
Name and Age	Position(s) Held with the Trust	Term of Office+ and Length of Time Served	Principal Occupation(s) During Past 5 Years
Samantha Davidson (47)	Vice President	Since 2021	Ms. Davidson is a Senior Partner at Mercer for Mercer’s OCIO Business. Prior to joining Mercer in 2020, Ms. Davidson spent 17 years in various positions, most recently as Managing Director and head of client solutions for Goldman Sachs Personal Financial Management.
Stephen Gouthro (54)	Vice President, Treasurer and Chief Financial Officer	Since 2018	Mr. Gouthro is a partner at Mercer and U.S. Chief Operating Officer for Mercer’s U.S. Business Solutions Group. Mr. Gouthro joined Mercer in 2018. Prior to joining Mercer, Mr. Gouthro was at Putnam Investments in various leadership roles in Operations, Technology, and Investments.
Barry Vallan (53)	Vice President and Assistant Treasurer	Since 2021	Mr. Vallan is a Principal and the Head of Fund Administration at Mercer Investments LLC. Prior to joining Mercer in 2020, Mr. Vallan was Vice President of Fund Administration at J.P. Morgan (from 2017 to 2020).
Jeff Coleman (52)	Vice President and Assistant Treasurer	Since 2019	Mr. Coleman is Head of Investment Operations at Mercer Investments LLC since 2019. Prior to joining Mercer, Mr. Coleman was a Vice President at Fidelity Investments from 2016 to 2018.
Stan Mavromates (61)	Vice President and Chief Investment Officer	Since 2012	Mr. Mavromates is Vice President and Chief Investment Officer of Mercer Investments LLC since 2012.
Colin Dean (45)	Vice President and Assistant Secretary	Since 2021++	Mr. Dean is Global Chief Counsel Investments since 2018. He has also served as Senior Legal Counsel — Investments for Mercer Investments LLC from 2010 to 2018.
Caroline Hulme (37)	Vice President, Chief Legal Officer and Secretary	Since 2021++	Ms. Hulme is Senior Legal Counsel, Investments since 2018. She served as Legal Counsel — Investments for Mercer Investments LLC from 2014 to 2018. Prior to 2014, she was an Associate in the investment management practice group of Bingham McCutchen LLP.
Larry Vasquez (55)	Vice President	Since 2012	Mr. Vasquez is a Vice President and Portfolio Manager of Mercer Investments LLC since 2012.
Erin Lefkowitz (41)	Vice President	Since 2021	Ms. Lefkowitz is a Vice President and Senior Portfolio Manager of Mercer Investments LLC. Prior to joining Mercer in 2021, Ms. Lefkowitz held various roles in risk management, portfolio construction, trading and global fixed income portfolio management at Putnam Investments.

Trustees and Officers (Unaudited) (Continued)

Name and Age	Position(s) Held with the Trust	Term of Office+ and Length of Time Served	Principal Occupation(s) During Past 5 Years
Tammy Choe (41)	Vice President and Chief Compliance Officer	Since 2022	Ms. Choe serves as Chief Compliance Officer of Mercer Investments LLC since March 2022 and Mercer Trust Company LLC since May 2022. Prior to joining Mercer, Ms. Choe was Chief Compliance Officer at Cadre (CCV, LLC) from June to December 2021. Ms. Choe also served in various compliance positions for Prudential Financial including Chief Compliance Officer from 2020-2021 of QMA LLC (a PGIM subsidiary), and Deputy Chief Compliance Officer from 2015-2020.
Kevin McKiernan (58)	Vice President and Deputy Chief Compliance Officer	Since 2021	Mr. McKiernan is a Senior Compliance Officer at Mercer Investments LLC. Prior to joining Mercer in 2019, he served as a compliance consultant for Mission Critical Services Corp. From 2004 to 2018, Mr. McKiernan held various positions with Prudential Financial, most recently as Director, PGIM Investments.
+   Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.
++  Prior to 2021, Mr. Dean and Ms. Hulme each held different positions with the Trust, since 2010 and 2017, respectively.

Shares of Mercer Funds are distributed by MGI Funds Distributors, LLC.

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule

Not Applicable

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Investments.

The Registrant’s full schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form.

(a)(1)	Not applicable.

(a)(2)	Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mercer Funds

By (Signature and Title)	/S/ Richard Joseph
Richard Joseph
President and Chief Executive Officer
(Principal Executive Officer)

Date     11/15/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/S/ Richard Joseph
Richard Joseph
President and Chief Executive Officer
(Principal Executive Officer)

Date     11/15/22

By (Signature and Title)	/S/ Stephen Gouthro
Stephen Gouthro
Vice President, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date     11/15/22

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